UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Stephen M. Benham

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II

Schedule of Portfolio Investments as of May 31, 2007

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 95.4%
	Municipal Bonds — 95.4%
	Arizona — 87.5%
1,000	Arizona Municipal Financing Program, Series 20, COP, VAR, BIG, 7.70%, 08/01/10 (p)	1,073
2,500	Arizona Power Authority, Crossover, Series A, Rev., SO, 5.25%, 10/01/17	2,738
	Arizona School Facilities Board,
1,500	Series A, COP, MBIA, 5.00%, 09/01/12	1,578
3,000	Series A, COP, MBIA, 5.25%, 03/01/13 (p)	3,203
2,850	Arizona School Facilities Board, State School Improvement, Rev., 5.25%, 07/01/12 (p)	3,027
	Arizona State Transportation Board Highway,
500	Rev., 6.00%, 07/01/09	522
2,000	Series A, Rev., 5.25%, 07/01/12	2,156
3,000	Series B, Rev., 5.25%, 07/01/12	3,171
	Arizona State University,
1,500	Rev., FSA, 5.25%, 07/01/12	1,596
2,000	Rev., FSA, 5.25%, 07/01/12	2,136
2,630	Series A, COP, FSA, 5.00%, 11/01/11	2,752
	Arizona State University, Board of Regents,
2,000	COP, MBIA, 5.00%, 07/01/17	2,147
1,000	COP, MBIA, 5.00%, 07/01/17	1,071
	Arizona Student Loan Acquisition Authority,
1,030	Series A-1, Rev., GTD Student Loans, 5.40%, 11/01/09	1,065
1,000	Series A-1, Rev., GTD Student Loans, 5.88%, 11/01/09	1,054
	Arizona Water Infrastructure Finance Authority, Water Quality,
1,000	Series A, Rev., 5.38%, 10/01/09	1,042
2,250	Series A, Rev., 5.38%, 10/01/11 (p)	2,384
1,600	Series A, Rev., 5.50%, 10/01/09	1,673
1,110	Series A, Rev., 5.63%, 10/01/09	1,164
2,000	Series A, Rev., 5.75%, 10/01/09	2,104
2,475	Central Arizona Water Conservation District, Central Arizona Project, Rev., MBIA, 4.75%, 07/05/07	2,477
1,665	City of Casa Grande, Excise Tax, Rev., AMBAC, 5.00%, 04/01/14	1,752
	City of Chandler, Capital Appreciation,
5,000	GO, FGIC, Zero Coupon, 07/01/07	4,984
3,000	City of Gilbert, GO, MBIA, 5.00%, 07/01/16	3,231
1,520	City of Glendale IDA, Midwestern University, Rev., 5.00%, 05/15/14	1,596
1,090	City of Mesa, GO, FGIC, 5.38%, 07/01/14	1,185
3,000	City of Mesa IDA, Discovery Health Systems, Series A, Rev., MBIA, 5.63%, 01/01/10 (p)	3,158
1,000	City of Mesa, Street & Highway, Rev., FSA, 5.00%, 07/01/12	1,051
3,000	City of Mesa, Utility Systems, Rev., FGIC, 5.00%, 07/01/20	3,252
	City of Peoria,
1,000	GO, FGIC, 5.00%, 04/01/09 (p)	1,022
850	GO, FGIC, 5.40%, 04/01/09 (p)	874
2,000	City of Phoenix, GO, 5.88%, 07/01/10 (p)	2,113
135	City of Phoenix IDA, Statewide, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.35%, 12/01/07	137
1,000	City of Phoenix, Street & Highway, Rev., 6.50%, 07/01/09 (p)	1,027
2,500	City of Phoenix, Street & Highway, Capital Appreciation, Junior Lien, Series A, Rev., FGIC, Zero Coupon, 07/01/12	2,041
2,000	City of Phoenix, Various Purpose, Series A, GO, 5.00%, 07/01/16 (w)	2,157
	City of Scottsdale,
655	GO, 5.25%, 07/01/11 (p)	695
2,000	GO, 5.75%, 07/01/09 (p)	2,079
1,345	City of Scottsdale, Unrefunded Balance, GO, 5.25%, 07/01/11	1,427
2,500	City of Scottsdale IDA, Scottsdale Memorial Hospital, Series A, Rev., AMBAC, 6.13%, 09/01/07	2,562
	City of Tempe, Excise Tax,
1,125	Rev., 5.00%, 07/01/16	1,210
970	Series A, Rev., 5.63%, 07/01/09 (p)	1,006
1,500	City of Tucson, GO, MBIA, 5.00%, 07/01/18	1,624
	City of Tucson, Airport Authority, Inc.,
1,000	Rev., FSA, 5.00%, 06/01/12	1,050
1,670	Sub Lien, AMT, Rev., MBIA, 5.00%, 12/01/16	1,764

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,725	City of Tucson, Street & Highway, Junior Lien, Series 1994-E, Rev., FGIC, 5.50%, 07/01/10 (p)	1,807
	Greater Arizona Development Authority,
1,000	Series A, Rev., MBIA, 5.00%, 08/01/15	1,053
1,235	Series A, Rev., MBIA, 5.60%, 08/01/08	1,284
2,000	Maricopa County, Elementary School District No. 28-Kyrene Elementary, Capital Appreciation, Series C, GO, FGIC, Zero Coupon, 01/01/11	1,734
1,265	Maricopa County, Elementary School District No. 38-Madison Elementary, Project of 2004, Series A, GO, MBIA, 5.00%, 07/01/15	1,342
1,000	Maricopa County, High School District No 210-Phoenix, GO, FSA, 5.25%, 07/01/19	1,110
2,950	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	2,170
500	Maricopa County IDA, St. Joseph’s Hospital & Medical Center Projects, Rev., 6.20%, 11/01/11 (p)	538
1,225	Maricopa County, Unified School District No. 4-Mesa, GO, FSA, 5.00%, 07/01/11	1,279
1,020	Maricopa County, Unified School District No. 11-Peoria, Unrefunded Balance, School Improvement, GO, FGIC, 4.75%, 07/01/11	1,052
	Maricopa County, Unified School District No. 69-Paradise Valley,
3,100	GO, AMBAC, 5.80%, 07/01/09	3,224
1,000	GO, MBIA, 6.35%, 07/01/10	1,072
1,000	Maricopa County, Unified School District No. 69-Paradise Valley, Certificates Ownership, Series A, GO, FGIC, 5.25%, 07/01/14	1,081
1,905	Navajo County, Unified School District No. 20, Projects of 2005, Series A, Rev., MBIA, 5.00%, 07/01/18	2,054
1,500	Northern Arizona University, COP, AMBAC, 5.00%, 09/01/15	1,580
2,000	Phoenix Civic Improvement Corp., Airport Improvement, Senior Lien, Series B, Rev., 6.00%, 07/05/07	2,004
	Pima County IDA,
215	Series A, Rev., 6.40%, 07/05/07	215
5	Series A, Rev., FHA/VA/PRIV MTGS/POOL INS, 7.63%, 07/05/07	5
	Pima County, Justice Building Project,
1,065	Series A, COP, AMBAC, 5.00%, 07/01/16	1,139
1,000	Series A, COP, AMBAC, 5.00%, 07/01/17	1,071
1,560	Pima County, Unified School District No. 12-Sunnyside, GO, FSA, 5.00%, 07/01/14	1,663
	Scottsdale Municipal Property Corp.,
2,500	Rev., 5.00%, 07/01/14	2,670
3,000	Rev., 5.00%, 07/01/17	3,247
	Show Low IDA, Navapache Regional Medical Center,
1,000	Series A, Rev., ACA, 5.13%, 12/01/07	1,006
1,000	Series A, Rev., ACA, 5.50%, 12/01/07	1,025
	University of Arizona,
700	Series 8, COP, MBIA, 4.90%, 08/01/09	716
1,365	Series A, COP, AMBAC, 5.00%, 06/01/15	1,442
145	Series A, COP, AMBAC, 5.50%, 06/01/12	155
1,555	Series A, COP, AMBAC, 5.50%, 06/01/12 (p)	1,671
1,000	Series B, COP, AMBAC, 5.00%, 06/01/15	1,052
1,100	Yavapai County IDA, Yavapai Regional Medical Center, Series A, Rev., FSA, 5.13%, 07/05/07	1,123
3,000	Yuma County IDA, Multi-Family Mortgage, Series A, Rev., AMT, GNMA COLL, 6.10%, 09/20/09	3,236
1,000	Yuma County IDA, Yuma Regional Medical Center, Rev., MBIA, 5.50%, 08/01/07 (p)	1,023

		129,973

	California — 2.2%
3,000	State of California, GO, 5.00%, 09/01/16	3,193

	Illinois — 0.7%
1,000	State of Illinois, GO, 5.00%, 01/01/16	1,056

	New York — 1.4%
2,000	New York City, Series D, GO, FGIC-TCRS, 5.00%, 11/01/14	2,113

	Texas — 1.5%
2,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.00%, 12/01/16	2,151

	West Virginia — 1.4%
2,000	West Virginia School Building Authority, Capital Improvement, Series A, Rev., FGIC, 5.00%, 07/01/16	2,151

	Wisconsin — 0.7%
1,000	State of Wisconsin, Series 1, GO, MBIA, 5.00%, 05/01/15	1,066

	Total Municipal Bonds (Cost $139,361)	141,703

Shares

	Short-Term Investment — 4.6%
	Investment Company — 4.6%
6,826	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $6,826)	6,826

	Total Investments — 100.0% (Cost $146,187)	148,529
	Other Assets Less Liabilities — 0.0% (g)	13

	NET ASSETS — 100.0%	$148,542

JPMorgan Arizona Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities and delayed delivery securities.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.
(w)	When-Issued Security.
ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
POOL INS	Pool Insurance
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
SO	Special Obligation
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,821
Aggregate gross unrealized depreciation	(479)

Net unrealized appreciation/depreciation	$2,342

Federal income tax cost of investments	$146,187

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 89.9%
	Asset-Backed Securities — 2.0%
1,904	American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,872
	AmeriCredit Automobile Receivables Trust,
1,031	Series 2003-DM, Class A4, 2.84%, 08/06/10	1,027
220	Series 2004-DF, Class A3, 2.98%, 07/06/09	219
1,400	Series 2006-BG, Class A4, 5.21%, 09/06/13	1,393
	Capital One Auto Finance Trust,
732	Series 2003-B, Class A4, 3.18%, 09/15/10	728
2,342	Series 2004-A, Class A4, FRN, 5.42%, 03/15/11	2,342
3,000	Series 2007-B, Class A3A, 5.03%, 04/15/12	2,982
6,355	Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	6,222
	Citibank Credit Card Issuance Trust,
11,250	Series 2000-A3, Class A3, 6.88%, 11/16/09	11,326
4,892	Series 2002-C2, Class C2, 6.95%, 02/18/14	5,130
3,300	Series 2005-B1, Class B1, 4.40%, 09/15/10	3,256
1,381	Citigroup Mortgage Loan Trust, Inc., Series 2003-HE3, Class A, FRN, 5.70%, 12/25/33	1,384
1,278	CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	1,268
738	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	738
	Countrywide Asset-Backed Certificates,
2,070	Series 2003-5, Class MF1, 5.41%, 01/25/34	2,044
11	Series 2004-1, Class 3A, FRN, 5.60%, 04/25/34	11
1,290	Series 2004-1, Class M1, FRN, 5.82%, 03/25/34	1,291
1,060	Series 2004-1, Class M2, FRN, 5.87%, 03/25/34	1,061
5,482	Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	5,484
1,123	GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	1,097
37	Green Tree Financial Corp., Series 1995-4, Class A6, 7.30%, 06/15/25	37
910	Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 06/18/12	896
1,500	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, FRN, 5.89%, 07/25/34	1,509
762	M&I Auto Loan Trust, Series 2003-1, Class A4, 2.97%, 04/20/09	756
	MBNA Credit Card Master Note Trust,
3,000	Series 2001-C2, Class C2, FRN, 6.47%, 12/15/10 (e)	3,032
3,083	Series 2002-C1, Class C1, 6.80%, 07/15/14	3,234
3,000	Series 2003-A1, Class A1, 3.30%, 07/15/10	2,958
1,288	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,335
2,240	MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	2,361
464	Option One Mortgage Loan Trust, Series 2003-1, Class A2, FRN, 5.74%, 02/25/33	465
41	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	41
	Residential Asset Securities Corp.,
192	Series 2002-KS4, Class AIIB, FRN, 5.82%, 07/25/32	192
303	Series 2003-KS5, Class AIIB, FRN, 5.90%, 07/25/33	303
298	Series 2003-KS9, Class A2B, FRN, 5.64%, 11/25/33	298

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

1,195		Triad Auto Receivables Owner Trust, Series 2003-B, Class A4, 3.20%, 12/13/10	1,176
1,239		Volkswagen Auto Loan Enhanced Trust, Series 2003-2, Class A4, 2.94%, 03/22/10	1,227
492		Wachovia Asset Securitization, Inc.,
1,555		Series 2002-HE2, Class A, FRN, 5.75%, 12/25/32	493
		Series 2003-HE3, Class A, FRN, 5.57%, 11/25/33	1,556
758		WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	752

		Total Asset Backed Securities (Cost $73,374)	73,496

		Collateralized Mortgage Obligations — 44.6%
		Agency CMO — 32.4%
2,457		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	2,435
		Federal Home Loan Mortgage Corp. REMICS,
159		Series 11, Class D, 9.50%, 07/15/19	166
49		Series 22, Class C, 9.50%, 04/15/20	51
77		Series 23, Class F, 9.60%, 04/15/20	82
9		Series 47, Class F, 10.00%, 06/15/20	9
30		Series 99, Class Z, 9.50%, 01/15/21	31
15		Series 134, Class B, IO, 9.00%, 04/01/22	3
1		Series 204, Class E, IF, HB, 818.40%, 05/15/23	2
1		Series 411, Class I, HB, 84.00%, 05/15/20	1
-(h	)	Series 1045, Class G, HB, VAR, 1063.92%, 02/15/21	-(h	)
34		Series 1065, Class J, 9.00%, 04/15/21	35
11		Series 1079, Class S, IF, 15.73%, 05/15/21	13
53		Series 1084, Class F, FRN, 6.33%, 05/15/21	53
37		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	37
59		Series 1116, Class I, 5.50%, 08/15/21	59
48		Series 1144, Class KB, 8.50%, 09/15/21	47
-(h	)	Series 1172, Class L, HB, VAR, 1145.76%, 11/15/21	-(h	)
2		Series 1196, Class B, HB, 535.68%, 01/15/22	28
538		Series 1212, Class IZ, 8.00%, 02/15/22	536
90		Series 1250, Class J, 7.00%, 05/15/22	90
-(h	)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
110		Series 1343, Class LA, 8.00%, 08/15/22	116
139		Series 1343, Class LB, 7.50%, 08/15/22	139
271		Series 1370, Class JA, FRN, 6.52%, 09/15/22	271
254		Series 1455, Class WB, IF, 1.99%, 12/15/22	227
9		Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h	)
1,175		Series 1466, Class PZ, 7.50%, 02/15/23	1,204
21		Series 1470, Class F, FRN, 5.30%, 02/15/23	21
1,414		Series 1498, Class I, FRN, 6.52%, 04/15/23	1,430
1,792		Series 1502, Class PX, 7.00%, 04/15/23	1,825
237		Series 1505, Class Q, 7.00%, 05/15/23	241
9		Series 1506, Class F, FRN, 5.95%, 05/15/08	9
2		Series 1506, Class S, IF, 9.94%, 05/15/08	2
30		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	-(h	)
659		Series 1512, Class J, 6.50%, 05/15/08	658
127		Series 1513, Class N, 6.50%, 05/15/08	127
577		Series 1518, Class G, IF, 4.00%, 05/15/23	549
201		Series 1541, Class M, IF, 10.60%, 07/15/23	222
548		Series 1541, Class O, FRN, 3.95%, 07/15/23	534
52		Series 1544, Class J, IF, 7.21%, 07/15/08	52
572		Series 1558, Class D, 6.50%, 07/15/23	578
53		Series 1561, Class TA, PO, 08/15/08	52
50		Series 1570, Class F, FRN, 5.80%, 08/15/23	51
1,968		Series 1573, Class PZ, 7.00%, 09/15/23	2,026
40		Series 1575, Class FB, FRN, 6.87%, 08/15/08	40
17		Series 1575, Class SB, IF, 3.37%, 08/15/08	16
1,089		Series 1591, Class PV, 6.25%, 10/15/23	1,101

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

152	Series 1595, Class D, 7.00%, 10/15/13	155
468	Series 1596, Class D, 6.50%, 10/15/13	473
39	Series 1602, Class SA, IF, 5.28%, 10/15/23	35
87	Series 1604, Class SA, IF, 6.85%, 11/15/08	87
146	Series 1606, Class SC, IF, 9.52%, 11/15/08	146
75	Series 1607, Class SA, IF, 9.50%, 10/15/13	80
4,200	Series 1608, Class L, 6.50%, 09/15/23	4,296
1,842	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,844
568	Series 1611, Class JA, FRN, 6.63%, 08/15/23	573
541	Series 1611, Class JB, IF, 2.72%, 08/15/23	502
160	Series 1612, Class SD, IF, 7.00%, 11/15/08	159
171	Series 1625, Class SD, IF, 8.50%, 12/15/08	173
2,236	Series 1642, Class PJ, 6.00%, 11/15/23	2,246
950	Series 1658, Class GZ, 7.00%, 01/15/24	973
48	Series 1659, Class SB, IF, 8.50%, 01/15/09	48
21	Series 1671, Class QC, IF, 10.00%, 02/15/24	24
128	Series 1685, Class Z, 6.00%, 11/15/23	129
24	Series 1686, Class SH, IF, 7.14%, 02/15/24	25
66	Series 1689, Class SD, IF, 9.10%, 10/15/23	66
560	Series 1695, Class EB, 7.00%, 03/15/24	587
319	Series 1698, Class SC, IF, 9.69%, 03/15/09	322
144	Series 1699, Class FC, FRN, 5.98%, 03/15/24	146
665	Series 1700, Class GA, PO, 02/15/24	621
1,401	Series 1706, Class K, 7.00%, 03/15/24	1,445
68	Series 1709, Class FA, FRN, 3.84%, 03/15/24	67
169	Series 1745, Class D, 7.50%, 08/15/24	168
1,809	Series 1798, Class F, 5.00%, 05/15/23	1,750
127	Series 1807, Class A, 6.00%, 11/15/08	127
27	Series 1807, Class G, 9.00%, 10/15/20	27
514	Series 1829, Class ZB, 6.50%, 03/15/26	524
78	Series 1844, Class E, 6.50%, 10/15/13	78
3,347	Series 1863, Class Z, 6.50%, 07/15/26	3,411
58	Series 1865, Class D, PO, 02/15/24	35
313	Series 1890, Class H, 7.50%, 09/15/26	322
766	Series 1899, Class ZE, 8.00%, 09/15/26	789
91	Series 1900, Class T, PO, 08/15/08	88
49	Series 1935, Class FL, FRN, 6.08%, 02/15/27	50
715	Series 1963, Class Z, 7.50%, 01/15/27	726
121	Series 1967, Class PC, PO, 10/15/08	121
112	Series 1970, Class PG, 7.25%, 07/15/27	112
986	Series 1981, Class Z, 6.00%, 05/15/27	991
811	Series 1983, Class Z, 6.50%, 12/15/23	838
458	Series 1987, Class PE, 7.50%, 09/15/27	465
39	Series 2017, Class SE, IF, 8.34%, 12/15/08	39
1,035	Series 2019, Class Z, 6.50%, 12/15/27	1,052
694	Series 2025, Class PE, 6.30%, 01/15/13	699
373	Series 2033, Class SN, IF, IO, 12.13%, 03/15/24	135
985	Series 2038, Class PN, IO, 7.00%, 03/15/28	253
1,540	Series 2040, Class PE, 7.50%, 03/15/28	1,571
1,366	Series 2054, Class PV, 7.50%, 05/15/28	1,411
972	Series 2055, Class OE, 6.50%, 05/15/13	984
3,307	Series 2075, Class PH, 6.50%, 08/15/28	3,363
2,660	Series 2075, Class PM, 6.25%, 08/15/28	2,692
1,829	Series 2086, Class GB, 6.00%, 09/15/28	1,836
1,178	Series 2089, Class PJ, IO, 7.00%, 10/15/28	290
5,617	Series 2095, Class PE, 6.00%, 11/15/28	5,662
605	Series 2097, Class PV, 6.00%, 09/15/09	606
2,292	Series 2102, Class TC, 6.00%, 12/15/13	2,309
1,459	Series 2102, Class TU, 6.00%, 12/15/13	1,470
5,824	Series 2115, Class PE, 6.00%, 01/15/14	5,867
1,879	Series 2125, Class JZ, 6.00%, 02/15/29	1,887
2,710	Series 2126, Class CB, 6.25%, 02/15/29	2,762

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

340	Series 2132, Class SB, IF, 7.50%, 03/15/29	354
276	Series 2134, Class PI, IO, 6.50%, 03/15/19	52
159	Series 2135, Class UK, IO, 6.50%, 03/15/14	22
170	Series 2141, Class IO, IO, 7.00%, 04/15/29	39
207	Series 2143, Class CD, 6.00%, 02/15/28	207
357	Series 2163, Class PC, IO, 7.50%, 06/15/29	82
2,240	Series 2169, Class TB, 7.00%, 06/15/29	2,379
1,400	Series 2172, Class QC, 7.00%, 07/15/29	1,476
1,753	Series 2176, Class OJ, 7.00%, 08/15/29	1,791
391	Series 2189, Class SA, IF, 6.89%, 02/15/28	397
1,062	Series 2201, Class C, 8.00%, 11/15/29	1,097
791	Series 2209, Class TC, 8.00%, 01/15/30	827
1,160	Series 2210, Class Z, 8.00%, 01/15/30	1,203
261	Series 2224, Class CB, 8.00%, 03/15/30	267
938	Series 2230, Class Z, 8.00%, 04/15/30	943
772	Series 2234, Class PZ, 7.50%, 05/15/30	791
612	Series 2247, Class Z, 7.50%, 08/15/30	639
821	Series 2256, Class MC, 7.25%, 09/15/30	844
1,793	Series 2259, Class ZM, 7.00%, 10/15/30	1,848
82	Series 2261, Class ZY, 7.50%, 10/15/30	83
238	Series 2262, Class Z, 7.50%, 10/15/30	239
1,682	Series 2271, Class PC, 7.25%, 12/15/30	1,704
2,184	Series 2283, Class K, 6.50%, 12/15/23	2,255
1,165	Series 2296, Class PD, 7.00%, 03/15/31	1,204
21	Series 2299, Class G, 7.00%, 05/15/14	21
326	Series 2306, Class K, PO, 05/15/24	256
769	Series 2306, Class SE, IF, IO, 5.91%, 05/15/24	126
1,176	Series 2313, Class LA, 6.50%, 05/15/31	1,200
711	Series 2323, Class VO, 6.00%, 10/15/22	712
2,341	Series 2325, Class PM, 7.00%, 06/15/31	2,440
156	Series 2335, Class VH, 7.00%, 05/15/14	156
6,163	Series 2344, Class QG, 6.00%, 08/15/16	6,210
13,014	Series 2344, Class ZD, 6.50%, 08/15/31	13,334
1,135	Series 2344, Class ZJ, 6.50%, 08/15/31	1,156
1,317	Series 2345, Class NE, 6.50%, 08/15/31	1,338
1,875	Series 2345, Class PQ, 6.50%, 08/15/16	1,908
1,138	Series 2351, Class PZ, 6.50%, 08/15/31	1,174
2,145	Series 2353, Class TD, 6.00%, 09/15/16	2,171
1,881	Series 2355, Class BP, 6.00%, 09/15/16	1,896
833	Series 2359, Class PM, 6.00%, 09/15/16	839
1,893	Series 2359, Class ZB, 8.50%, 06/15/31	2,195
3,545	Series 2360, Class PG, 6.00%, 09/15/16	3,567
1,632	Series 2362, Class PD, 6.50%, 06/15/20	1,638
228	Series 2362, Class PJ, 6.50%, 10/15/28	228
848	Series 2363, Class PF, 6.00%, 09/15/16	854
1,533	Series 2366, Class MD, 6.00%, 10/15/16	1,545
2,122	Series 2367, Class ME, 6.50%, 10/15/31	2,157
831	Series 2371, Class VB, 6.00%, 08/15/15	830
28	Series 2382, Class TL, IO, 6.50%, 02/15/31	-(h	)
6,088	Series 2391, Class QR, 5.50%, 12/15/16	6,073
1,054	Series 2391, Class VQ, 6.00%, 10/15/12	1,062
2,298	Series 2392, Class PV, 6.00%, 12/15/20	2,303
1,933	Series 2394, Class MC, 6.00%, 12/15/16	1,949
2,768	Series 2399, Class OH, 6.50%, 01/15/32	2,820
4,292	Series 2399, Class TH, 6.50%, 01/15/32	4,372
4,038	Series 2410, Class NG, 6.50%, 02/15/32	4,143
1,178	Series 2410, Class OE, 6.38%, 02/15/32	1,195
3,081	Series 2410, Class QS, IF, 5.67%, 02/15/32	2,971
993	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	97
501	Series 2412, Class SE, IF, 5.02%, 02/15/09	484
2,030	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,903
5,270	Series 2420, Class XK, 6.50%, 02/15/32	5,377

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,270	Series 2423, Class MC, 7.00%, 03/15/32	2,330
2,340	Series 2423, Class MT, 7.00%, 03/15/32	2,403
1,811	Series 2425, Class OB, 6.00%, 03/15/17	1,826
3,360	Series 2430, Class WF, 6.50%, 03/15/32	3,448
3,278	Series 2434, Class TC, 7.00%, 04/15/32	3,373
840	Series 2435, Class CJ, 6.50%, 04/15/32	861
2,800	Series 2435, Class VH, 6.00%, 07/15/19	2,817
2,917	Series 2436, Class MC, 7.00%, 04/15/32	3,005
1,998	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	168
1,238	Series 2450, Class GZ, 7.00%, 05/15/32	1,281
1,599	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	133
3,636	Series 2455, Class GK, 6.50%, 05/15/32	3,726
1,400	Series 2458, Class QE, 5.50%, 06/15/17	1,396
3,758	Series 2460, Class VZ, 6.00%, 11/15/29	3,772
2,856	Series 2466, Class PG, 6.50%, 04/15/32	2,913
1,400	Series 2466, Class PH, 6.50%, 06/15/32	1,436
2,800	Series 2474, Class NR, 6.50%, 07/15/32	2,870
891	Series 2480, Class PV, 6.00%, 07/15/11	898
2,758	Series 2484, Class LZ, 6.50%, 07/15/32	2,848
1,082	Series 2488, Class WS, IF, 5.02%, 08/15/17	1,057
1,709	Series 2498, Class UD, 5.50%, 06/15/16	1,706
317	Series 2500, Class GD, 5.50%, 12/15/15	316
3,360	Series 2500, Class MC, 6.00%, 09/15/32	3,343
934	Series 2500, Class TD, 5.50%, 02/15/16	933
1,680	Series 2512, Class PG, 5.50%, 10/15/22	1,619
2,970	Series 2513, Class YO, PO, 02/15/32	2,552
5,601	Series 2515, Class DE, 4.00%, 03/15/32	5,226
2,184	Series 2518, Class PX, 5.50%, 09/15/13	2,182
633	Series 2519, Class BT, 8.50%, 09/15/31	672
751	Series 2521, Class PU, 5.50%, 05/15/10	750
2,946	Series 2527, Class VU, 5.50%, 10/15/13	2,938
2,520	Series 2535, Class BK, 5.50%, 12/15/22	2,505
3,360	Series 2537, Class TE, 5.50%, 12/15/17	3,342
1,680	Series 2541, Class GX, 5.50%, 02/15/17	1,678
2,800	Series 2543, Class YX, 6.00%, 12/15/32	2,791
3,640	Series 2544, Class HC, 6.00%, 12/15/32	3,630
3,763	Series 2552, Class ME, 6.00%, 01/15/33	3,749
2,401	Series 2565, Class MB, 6.00%, 05/15/30	2,420
1,904	Series 2567, Class QD, 6.00%, 02/15/33	1,896
768	Series 2571, Class SK, IF, 11.56%, 09/15/23	862
5,601	Series 2575, Class ME, 6.00%, 02/15/33	5,574
1,416	Series 2586, Class HD, 5.50%, 03/15/23	1,340
3,007	Series 2586, Class WI, IO, 6.50%, 03/15/33	741
2,341	Series 2594, Class VA, 6.00%, 03/15/14	2,354
5,061	Series 2594, Class VP, 6.00%, 02/15/14	5,084
5,265	Series 2594, Class VQ, 6.00%, 08/15/20	5,270
1,420	Series 2595, Class HC, 5.50%, 04/15/23	1,356
2,051	Series 2596, Class QG, 6.00%, 03/15/33	2,045
8,450	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	518
11,195	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	537
13,941	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	789
14,258	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	834
1,680	Series 2611, Class UH, 4.50%, 05/15/18	1,574
2,240	Series 2617, Class GR, 4.50%, 05/15/18	2,104
513	Series 2619, Class HR, 3.50%, 11/15/31	477
2,152	Series 2619, Class IM, IO, 5.00%, 10/15/21	278
795	Series 2624, Class IU, IO, 5.00%, 06/15/33	298
12,879	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	676
2,184	Series 2630, Class KN, 2.50%, 04/15/13	2,142
3,360	Series 2631, Class LC, 4.50%, 06/15/18	3,163
855	Series 2633, Class EO, PO, 08/15/33	496
19,755	Series 2636, Class Z, 4.50%, 06/15/18	18,487

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,918	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	110
920	Series 2638, Class DS, IF, 3.28%, 07/15/23	711
5,140	Series 2638, Class SA, IF, IO, 1.78%, 11/15/16	199
1,232	Series 2640, Class UG, IO, 5.00%, 01/15/32	384
1,355	Series 2640, Class UR, IO, 4.50%, 08/15/17	126
1,155	Series 2643, Class HI, IO, 4.50%, 12/15/16	109
8,906	Series 2650, Class SO, PO, 12/15/32	7,040
1,924	Series 2650, Class PO, PO, 12/15/32	1,559
18,175	Series 2651, Class VZ, 4.50%, 07/15/18	17,005
2,272	Series 2656, Class SH, IF, 5.64%, 02/15/25	2,201
3,990	Series 2668, Class SB, IF, 2.47%, 10/15/15	3,566
2,800	Series 2672, Class ME, 5.00%, 11/15/22	2,706
917	Series 2672, Class SJ, IF, 2.43%, 09/15/16	799
9,351	Series 2675, Class CK, 4.00%, 09/15/18	8,480
3,592	Series 2682, Class YS, IF, 1.02%, 10/15/33	2,122
514	Series 2683, Class VA, 5.50%, 02/15/21	514
16,000	Series 2684, Class PO, PO, 01/15/33	10,014
4,480	Series 2684, Class TO, PO, 10/15/33	2,220
2,240	Series 2686, Class GB, 5.00%, 05/15/20	2,213
5,491	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	314
2,685	Series 2691, Class WS, IF, 1.02%, 10/15/33	1,735
1,000	Series 2695, Class DE, 4.00%, 01/15/17	943
924	Series 2696, Class CO, PO, 10/15/18	677
2,278	Series 2697, Class LE, 4.50%, 11/15/20	2,217
1,791	Series 2702, Class PC, 5.00%, 01/15/23	1,717
1,809	Series 2705, Class SC, IF, 1.02%, 11/15/33	1,084
3,418	Series 2705, Class SD, IF, 2.16%, 11/15/33	2,420
2,240	Series 2715, Class OG, 5.00%, 01/15/23	2,136
4,480	Series 2716, Class UN, 4.50%, 12/15/23	4,076
2,240	Series 2720, Class PC, 5.00%, 12/15/23	2,163
3,575	Series 2721, Class PI, IO, 5.00%, 05/15/16	143
11,481	Series 2727, Class BS, IF, 1.10%, 01/15/34	6,783
400	Series 2727, Class PO, PO, 01/15/34	186
76	Series 2733, Class GF, FRN, 0.00%, 09/15/33	72
1,254	Series 2739, Class S, IF, 1.36%, 01/15/34	718
2,000	Series 2743, Class HC, 4.50%, 12/15/15	1,950
2,150	Series 2743, Class HD, 4.50%, 08/15/17	2,061
2,008	Series 2744, Class FE, FRN, 0.00%, 02/15/34	1,470
1,100	Series 2744, Class PC, 5.50%, 01/15/31	1,100
2,535	Series 2744, Class PE, 5.50%, 02/15/34	2,538
4,827	Series 2744, Class TU, 5.50%, 05/15/32	4,810
2,361	Series 2749, Class PK, IO, 5.00%, 09/15/22	70
1,173	Series 2753, Class S, IF, 1.36%, 02/15/34	720
5,182	Series 2755, Class PA, PO, 02/15/29	4,454
4,345	Series 2755, Class SA, IF, 3.56%, 05/15/30	3,951
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,974
1,690	Series 2766, Class SX, IF, 0.54%, 03/15/34	1,079
1,048	Series 2769, Class PO, PO, 03/15/34	522
675	Series 2771, Class FG, FRN, 0.00%, 03/15/34	460
5,526	Series 2776, Class SK, IF, 1.10%, 04/15/34	3,356
1,093	Series 2778, Class BS, IF, 2.45%, 04/15/34	822
12,485	Series 2778, Class US, 1.88%, 06/15/33	602
1,201	Series 2780, Class JG, 4.50%, 04/15/19	1,121
2,000	Series 2809, Class UB, 4.00%, 09/15/17	1,884
2,000	Series 2809, Class UC, 4.00%, 06/15/19	1,796
379	Series 2827, Class SQ, FRN 7.50%, 01/15/19	380
119	Series 2841, Class GO, PO, 08/15/34	114
1,511	Series 2846, Class PO, PO, 08/15/34	1,183
945	Series 2849, Class PO, PO, 08/15/34	731
1,652	Series 2863, Class JA, 4.50%, 09/15/19	1,579
2,000	Series 2864, Class GB, 4.00%, 09/15/19	1,810
6,500	Series 2872, Class JD, 4.50%, 01/15/16	6,363

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

209		Series 2888, Class SL, IF, 1.76%, 11/15/34	206
2,319		Series 2965, Class GD, 4.50%, 04/15/20	2,169
1,000		Series 2975, Class KO, PO, 05/15/35	623
1,914		Series 2989, Class PO, PO, 06/15/23	1,448
4,000		Series 3047, Class OB, 5.50%, 12/15/33	3,999
2,500		Series 3064, Class OB, 5.50%, 07/15/29	2,494
1,708		Series 3101, Class EA, 6.00%, 06/15/20	1,708
2,737		Series 3117, Class EO, PO, 02/15/36	2,069
3,543		Series 3117, Class OK, PO, 02/15/36	2,519
477		Series 3122, Class ZB, 6.00%, 03/15/36	473
5,285		Series 3134, Class PO, PO, 03/15/36	3,922
6,277		Series 3138, Class PO, PO, 04/15/36	4,606
3,347		Series 3150, Class PO, PO, 05/15/36	2,505
1,779		Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,467
648		Series 3164, Class CF, FRN, 0.00%, 04/15/33	569
5,500		Series 3179, Class OA, PO, 07/15/36	4,283
2,343		Series 3189, Class SN, IF, 0.79%, 11/15/35	2,258
8,196		Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	208
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
1,774		Series T-41, Class 3A, 7.50%, 07/25/32	1,827
1,102		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	1,140
5,296		Series T-54, Class 2A, 6.50%, 02/25/43	5,371
1,848		Series T-54, Class 3A, 7.00%, 02/25/43	1,891
786		Series T-58, Class A, PO, 09/25/43	665
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
1,130		Series 8, Class ZA, 7.00%, 03/25/23	1,151
1,255		Series 55, Class GL, IF, IO, 0.60%, 04/25/24	6
		Federal National Mortgage Association REMICS,
19		Series 23, Class 2, IO, 10.00%, 09/01/17	4
3		Series 50, Class 2, IO, 10.50%, 03/01/19	1
85		Series 218, Class 2, IO, 7.50%, 04/01/23	20
69		Series 265, Class 2, 9.00%, 03/01/24	75
1,965		Series 329, Class 1, PO, 12/01/32	1,429
2,269		Series 340, Class 1, PO, 09/01/33	1,594
19		Series 1988-7, Class Z, 9.25%, 04/25/18	20
84		Series 1989-70, Class G, 8.00%, 10/25/19	89
28		Series 1989-78, Class H, 9.40%, 11/25/19	30
58		Series 1989-83, Class H, 8.50%, 11/25/19	62
53		Series 1989-89, Class H, 9.00%, 11/25/19	56
39		Series 1990-1, Class D, 8.80%, 01/25/20	42
10		Series 1990-60, Class K, 5.50%, 06/25/20	9
17		Series 1990-63, Class H, 9.50%, 06/25/20	18
19		Series 1990-93, Class G, 5.50%, 08/25/20	18
-(h	)	Series 1990-94, Class H, HB, 505.00%, 08/25/20	5
-(h	)	Series 1990-95, Class J, HB, 1118.04%, 08/25/20	9
69		Series 1990-102, Class J, 6.50%, 08/25/20	70
136		Series 1990-120, Class H, 9.00%, 10/25/20	145
12		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	14
-(h	)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	9
-(h	)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	3
57		Series 1991-24, Class Z, 5.00%, 03/25/21	55
55		Series 1992-38, Class Z, 7.50%, 02/25/22	56
11		Series 1992-101, Class J, 7.50%, 06/25/22	11
313		Series 1992-136, Class PK, 6.00%, 08/25/22	315
206		Series 1992-143, Class MA, 5.50%, 09/25/22	205
3		Series 1992-152, Class N, IO, 8.00%, 08/25/07	-(h	)
54		Series 1992-156, Class K, 7.50%, 09/25/07	54
521		Series 1992-163, Class M, 7.75%, 09/25/22	546
906		Series 1992-188, Class PZ, 7.50%, 10/25/22	939
32		Series 1993-8, Class H, 7.00%, 01/25/08	32
405		Series 1993-21, Class KA, 7.70%, 03/25/23	424
586		Series 1993-25, Class J, 7.50%, 03/25/23	612

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

161	Series 1993-27, Class SA, IF, 15.50%, 02/25/23	209
149	Series 1993-55, Class K, 6.50%, 05/25/08	150
53	Series 1993-59, Class FA, FRN, 6.09%, 05/25/08	53
245	Series 1993-62, Class SA, IF, 10.50%, 04/25/23	281
19	Series 1993-72, Class F, FRN, 5.20%, 05/25/08	19
13	Series 1993-107, Class F, IF, 5.15%, 06/25/08	13
164	Series 1993-164, Class SC, IF, 9.21%, 09/25/08	164
122	Series 1993-165, Class SD, IF, 5.73%, 09/25/23	123
266	Series 1993-165, Class SK, IF, 12.50%, 09/25/23	315
592	Series 1993-167, Class GA, 7.00%, 09/25/23	601
49	Series 1993-175, Class SA, IF, 11.94%, 09/25/08	49
183	Series 1993-179, Class SB, IF, 10.94%, 10/25/23	206
122	Series 1993-179, Class SC, IF, 10.50%, 10/25/23	135
44	Series 1993-186, Class SA, IF, 9.25%, 09/25/08	44
141	Series 1993-190, Class S, IF, 6.85%, 10/25/08	140
47	Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	47
26	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	26
65	Series 1993-197, Class SB, IF, 6.49%, 10/25/08	64
693	Series 1993-199, Class FA, IF, 5.89%, 10/25/23	703
344	Series 1993-205, Class H, PO, 09/25/23	281
687	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	684
202	Series 1993-221, Class FH, IF, 6.44%, 12/25/08	203
98	Series 1993-221, Class SE, IF, 9.50%, 12/25/08	101
372	Series 1993-225, Class UB, 6.50%, 12/25/23	381
106	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	108
174	Series 1993-233, Class SB, IF, 8.01%, 12/25/08	174
531	Series 1993-247, Class FE, IF, 6.34%, 12/25/23	541
246	Series 1993-247, Class SU, IF, 8.65%, 12/25/23	268
1,011	Series 1993-250, Class Z, 7.00%, 12/25/23	1,038
3,495	Series 1993-257, Class C, PO, 06/25/23	3,109
68	Series 1994-12, Class FC, FRN, 5.35%, 01/25/09	67
17	Series 1994-13, Class SK, IF, 9.13%, 02/25/09	17
5	Series 1994-33, Class F, FRN, 5.74%, 03/25/09	5
105	Series 1994-33, Class FA, FRN, 5.30%, 03/25/09	105
606	Series 1994-34, Class DZ, 6.00%, 03/25/09	606
2,069	Series 1994-37, Class L, 6.50%, 03/25/24	2,117
9,204	Series 1994-40, Class Z, 6.50%, 03/25/24	9,414
149	Series 1994-55, Class G, 6.75%, 12/25/23	149
247	Series 1995-2, Class Z, 8.50%, 03/25/25	259
373	Series 1995-19, Class Z, 6.50%, 11/25/23	392
2,170	Series 1996-14, Class SE, IF, IO, 6.06%, 08/25/23	374
58	Series 1996-20, Class L, PO, 09/25/08	56
123	Series 1996-24, Class E, PO, 03/25/09	118
76	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	77
201	Series 1996-32, Class PH, 7.00%, 01/25/26	201
284	Series 1996-39, Class J, PO, 09/25/08	275
191	Series 1996-59, Class J, 6.50%, 08/25/22	194
2,228	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	78
140	Series 1997-27, Class J, 7.50%, 04/18/27	146
219	Series 1997-29, Class J, 7.50%, 04/20/27	227
1,329	Series 1997-39, Class PD, 7.50%, 05/20/27	1,371
1,005	Series 1997-42, Class EN, 7.25%, 07/18/27	1,023
220	Series 1997-42, Class ZC, 6.50%, 07/18/27	225
108	Series 1997-51, Class PM, IO, 7.00%, 05/18/12	5
3,193	Series 1997-61, Class ZC, 7.00%, 02/25/23	3,302
582	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	138
102	Series 1998-4, Class C, PO, 04/25/23	86
163	Series 1998-27, Class B, PO, 12/25/08	157
2,359	Series 1998-36, Class ZB, 6.00%, 07/18/28	2,382
764	Series 1998-43, Class SA, IF, IO, 11.52%, 04/25/23	234
1,098	Series 1998-66, Class SB, IF, IO 2.83%, 12/25/28	90
585	Series 1999-17, Class C, 6.35%, 04/25/29	597

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,946	Series 1999-18, Class Z, 5.50%, 04/18/29	1,906
1,403	Series 1999-38, Class SK, IF, IO, 2.73%, 08/25/23	97
340	Series 1999-52, Class NS, IF, 8.48%, 10/25/23	367
814	Series 1999-62, Class PB, 7.50%, 12/18/29	847
2,667	Series 2000-2, Class ZE, 7.50%, 02/25/30	2,784
1,076	Series 2000-20, Class SA, IF, IO, 3.78%, 07/25/30	123
203	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	53
1,242	Series 2001-4, Class PC, 7.00%, 03/25/21	1,280
1,230	Series 2001-5, Class OW, 6.00%, 03/25/16	1,238
939	Series 2001-7, Class PF, 7.00%, 03/25/31	968
2,816	Series 2001-7, Class PR, 6.00%, 03/25/16	2,865
3,303	Series 2001-10, Class PR, 6.00%, 04/25/16	3,351
164	Series 2001-28, Class VB, 6.00%, 02/25/20	164
2,103	Series 2001-30, Class PM, 7.00%, 07/25/31	2,185
1,296	Series 2001-31, Class VD, 6.00%, 05/25/31	1,304
3,850	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	916
2,149	Series 2001-36, Class DE, 7.00%, 08/25/31	2,235
4,563	Series 2001-44, Class MY, 7.00%, 09/25/31	4,776
849	Series 2001-44, Class PD, 7.00%, 09/25/31	874
972	Series 2001-44, Class PU, 7.00%, 09/25/31	1,000
4,918	Series 2001-48, Class Z, 6.50%, 09/25/21	5,034
765	Series 2001-49, Class DQ, 6.00%, 11/25/15	765
873	Series 2001-49, Class Z, 6.50%, 09/25/31	891
484	Series 2001-50, Class VB, 6.50%, 12/25/16	484
641	Series 2001-52, Class KB, 6.50%, 10/25/31	655
549	Series 2001-52, Class XM, 6.50%, 11/25/10	554
2,466	Series 2001-52, Class XN, 6.50%, 11/25/15	2,518
2,800	Series 2001-61, Class VB, 7.00%, 12/25/16	2,806
809	Series 2001-61, Class VQ, 6.50%, 08/25/15	809
4,630	Series 2001-61, Class Z, 7.00%, 11/25/31	4,787
114	Series 2001-71, Class JW, 6.00%, 08/25/21	114
1,274	Series 2001-71, Class MB, 6.00%, 12/25/16	1,283
2,915	Series 2001-71, Class QE, 6.00%, 12/25/16	2,934
639	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	601
3,360	Series 2001-74, Class MB, 6.00%, 12/25/16	3,410
2,997	Series 2001-80, Class PE, 6.00%, 07/25/29	3,010
831	Series 2002-1, Class HC, 6.50%, 02/25/22	845
828	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	859
531	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	526
3,390	Series 2002-2, Class UC, 6.00%, 02/25/17	3,390
9,966	Series 2002-3, Class OG, 6.00%, 02/25/17	10,033
1,404	Series 2002-4, Class VC, 6.50%, 03/25/24	1,403
2,117	Series 2002-7, Class O, 6.00%, 03/25/17	2,131
5,811	Series 2002-7, Class TG, 6.00%, 03/25/17	5,862
791	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	766
436	Series 2002-9, Class VE, 6.50%, 12/25/12	436
1,288	Series 2002-11, Class QG, 5.50%, 03/25/17	1,281
6,217	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	368
117	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	133
9,941	Series 2002-18, Class PC, 5.50%, 04/25/17	9,917
2,113	Series 2002-19, Class PE, 6.00%, 04/25/17	2,127
347	Series 2002-21, Class LO, PO, 04/25/32	267
2,887	Series 2002-21, Class PE, 6.50%, 04/25/32	2,943
1,680	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,694
6,773	Series 2002-28, Class PK, 6.50%, 05/25/32	6,915
29	Series 2002-36, Class HZ, 7.00%, 12/25/29	29
1,993	Series 2002-37, Class Z, 6.50%, 06/25/32	2,038
1,120	Series 2002-42, Class C, 6.00%, 07/25/17	1,135
5,601	Series 2002-48, Class GH, 6.50%, 08/25/32	5,766
1,008	Series 2002-55, Class QE, 5.50%, 09/25/17	998
16,802	Series 2002-56, Class UC, 5.50%, 09/25/17	16,730
2,010	Series 2002-61, Class PE, 5.50%, 05/25/16	2,005

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

657	Series 2002-73, Class S, IF, 2.95%, 11/25/09	590
4,480	Series 2002-74, Class LD, 5.00%, 01/25/16	4,419
6,161	Series 2002-74, Class PD, 5.00%, 11/25/15	6,085
1,210	Series 2002-74, Class VA, 6.00%, 11/25/31	1,207
7,001	Series 2002-74, Class VB, 6.00%, 11/25/31	7,023
2,683	Series 2002-77, Class S, IF, 4.73%, 12/25/32	2,486
4,252	Series 2002-83, Class CS, 6.88%, 08/25/23	4,379
666	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	113
854	Series 2002-93, Class PD, 3.50%, 02/25/29	829
4,621	Series 2002-94, Class BK, 5.50%, 01/25/18	4,592
1,937	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	65
2,516	Series 2003-9, Class NZ, 6.50%, 02/25/33	2,572
575	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	3
3,752	Series 2003-22, Class UD, 4.00%, 04/25/33	3,042
952	Series 2003-27, Class DW, 4.50%, 04/25/17	910
1,400	Series 2003-32, Class KC, 5.00%, 05/25/18	1,349
2,614	Series 2003-34, Class AX, 6.00%, 05/25/33	2,619
2,256	Series 2003-34, Class ED, 6.00%, 05/25/33	2,236
1,270	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	301
1,960	Series 2003-39, Class LW, 5.50%, 05/25/23	1,869
2,800	Series 2003-41, Class PE, 5.50%, 05/25/23	2,780
1,092	Series 2003-42, Class GB, 4.00%, 05/25/33	950
1,120	Series 2003-47, Class PE, 5.75%, 06/25/33	1,088
1,767	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	1,769
1,165	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	730
1,568	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	143
698	Series 2003-67, Class VQ, 7.00%, 01/25/19	737
681	Series 2003-68, Class QP, 3.00%, 07/25/22	628
2,594	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	1,569
697	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	403
16,988	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	1,308
1,580	Series 2003-81, Class LC, 4.50%, 09/25/18	1,487
7,281	Series 2003-83, Class PG, 5.00%, 06/25/23	7,026
2,012	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	1,765
1,348	Series 2003-92, Class GA, 4.50%, 09/25/18	1,254
677	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	596
3,360	Series 2003-106, Class US, IF, 1.10%, 11/25/23	2,059
449	Series 2003-106, Class WS, IF, 2.74%, 02/25/23	340
1,000	Series 2003-113, Class PC, 4.00%, 03/25/15	970
10,642	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	809
6,000	Series 2003-117, Class JB, 3.50%, 06/25/33	5,308
2,240	Series 2003-122, Class TE, 5.00%, 12/25/22	2,134
1,680	Series 2003-128, Class KE, 4.50%, 01/25/14	1,632
3,300	Series 2003-128, Class NG, 4.00%, 01/25/19	2,974
1,912	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,657
1,614	Series 2003-132, Class OA, PO, 08/25/33	1,151
8,048	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	479
5,986	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	5,469
4,356	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	4,586
2,955	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	1,889
2,460	Series 2004-21, Class CO, PO, 04/25/34	1,387
1,002	Series 2004-22, Class A, 4.00%, 04/25/19	925
1,680	Series 2004-25, Class PC, 5.50%, 01/25/34	1,650
8,629	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	8,080
8,100	Series 2004-27, Class HB, 4.00%, 05/25/19	7,166
1,120	Series 2004-36, Class PC, 5.50%, 02/25/34	1,101
6,489	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	6,120
2,863	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	2,479
14,645	Series 2004-46, Class HS, FRN, IO, 0.68%, 05/25/30	258
2,887	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	2,582
1,400	Series 2004-53, Class NC, 5.50%, 07/25/24	1,380
903	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	967

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

1,120		Series 2004-76, Class CL, 4.00%, 10/25/19	1,014
2,000		Series 2004-81, Class AC, 4.00%, 11/25/19	1,805
1,960		Series 2004-92, Class JO, PO, 12/25/34	1,718
1,745		Series 2005-27, Class TH, 5.50%, 07/25/31	1,736
1,000		Series 2005-47, Class AN, 5.00%, 12/25/16	988
1,044		Series 2005-52, Class PA, 6.50%, 06/25/35	1,072
9,997		Series 2005-56, Class S, FRN, IO, 1.39%, 07/25/35	473
1,500		Series 2005-68, Class BC, 5.25%, 06/25/35	1,440
8,000		Series 2005-68, Class PG, 5.50%, 08/25/35	7,947
2,500		Series 2005-68, Class UC, 5.00%, 06/25/35	2,364
12,500		Series 2005-84, Class XM, 5.75%, 10/25/35	12,548
1,000		Series 2005-109, Class PC, 6.00%, 12/25/35	1,007
26,000		Series 2005-110, Class GJ, 5.50%, 11/25/30	25,891
17,500		Series 2005-110, Class GK, 5.50%, 08/25/34	17,077
5,659		Series 2005-110, Class GL, 5.50%, 12/25/35	5,439
2,840		Series 2005-110, Class MN, 5.50%, 06/25/35	2,805
2,500		Series 2005-116, Class PB, 6.00%, 04/25/34	2,523
3,179		Series 2006-22, Class AO, PO, 04/25/36	2,276
2,000		Series 2006-39, Class WC, 5.50%, 01/25/36	1,955
4,438		Series 2006-44, Class GO, PO, 06/25/36	3,348
13,433		Series 2006-44, Class P, PO, 12/25/33	9,843
2,000		Series 2006-46, Class UC, 5.50%, 12/25/35	1,952
1,735		Series 2006-58, Class AP, PO, 07/25/36	1,285
2,734		Series 2006-58, Class PO, PO, 07/25/36	2,049
7,629		Series 2006-59, Class QO, PO, 01/25/33	5,762
4,304		Series 2006-65, Class QO, PO, 07/25/36	3,248
9,040		Series 2006-72, Class GO, PO, 08/25/36	6,873
9,000		Series 2006-77, Class PC, 6.50%, 08/25/36	9,311
9,498		Series 2006-110, Class PO, PO, 11/25/36	6,644
2,756		Series 2006-115, Class OK, PO, 12/25/36	2,002
4,802		Series 2006-119, Class PO, PO, 12/25/36	3,614
1,300		Series 2006-128, Class BP, 5.50%, 01/25/37	1,270
29,232		Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	855
43,487		Series 2007-35, Class SI, IF, IO, 0.78%, 04/25/37	960
2,301		Series 2596, Class QB, IF, IO, 2.72%, 05/25/34	1,977
3		Series G-17, Class S, FRN, HB, 531.96%, 06/25/21	44
173		Series G-28, Class S, IF, 9.76%, 09/25/21	195
133		Series G-35, Class M, 8.75%, 10/25/21	143
56		Series G-51, Class SA, IF, 17.11%, 12/25/21	73
226		Series G92-15, Class Z, 7.00%, 01/25/22	229
-(h	)	Series G92-27, Class SQ, IF, HB, 5278.68%, 05/25/22	61
680		Series G92-35, Class E, 7.50%, 07/25/22	708
-(h	)	Series G92-35, Class G, HB, 1184.78%, 07/25/22	18
77		Series G92-42, Class Z, 7.00%, 07/25/22	79
3,635		Series G92-44, Class ZQ, 8.00%, 07/25/22	3,824
2,135		Series G92-45, Class Z, 6.00%, 08/25/22	2,141
103		Series G92-52, Class FD, FRN, 5.36%, 09/25/22	102
912		Series G92-54, Class ZQ, 7.50%, 09/25/22	953
111		Series G92-59, Class F, FRN, 5.00%, 10/25/22	109
212		Series G92-61, Class Z, 7.00%, 10/25/22	219
176		Series G92-62, Class B, PO, 10/25/22	141
760		Series G93-1, Class KA, 7.90%, 01/25/23	801
167		Series G93-5, Class Z, 6.50%, 02/25/23	170
229		Series G93-14, Class J, 6.50%, 03/25/23	232
515		Series G93-17, Class SI, IF, 6.00%, 04/25/23	519
511		Series G93-27, Class FD, FRN, 6.22%, 08/25/23	522
119		Series G93-37, Class H, PO, 09/25/23	98
146		Series G95-1, Class C, 8.80%, 01/25/25	158
1		Series K, Class 2, HB, 256.00%, 11/01/08	2
		Federal National Mortgage Association Whole Loan,
614		Series 2002-W5, Class A7, 6.25%, 08/25/30	614
787		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	32

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,172	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	3,211
1,052	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,088
541	Series 2003-W4, Class 2A, 6.50%, 10/25/42	548
147	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	147
3,867	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	3,978
	Government National Mortgage Association,
2,511	Series 1994-3, Class PQ, 7.49%, 07/16/24	2,600
1,548	Series 1994-4, Class KQ, 7.99%, 07/16/24	1,606
6,721	Series 1994-7, Class PQ, 6.50%, 10/16/24	6,911
1,201	Series 1996-16, Class E, 7.50%, 08/16/26	1,233
1,881	Series 1997-8, Class PN, 7.50%, 05/16/27	1,939
448	Series 1997-11, Class D, 7.50%, 07/20/27	458
979	Series 1998-26, Class K, 7.50%, 09/17/25	1,016
5,625	Series 1999-4, Class ZB, 6.00%, 02/20/29	5,673
4,897	Series 1999-10, Class ZC, 6.50%, 04/20/29	4,975
707	Series 1999-15, Class E, 6.50%, 01/16/29	713
993	Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	76
52	Series 1999-33, Class SM, IF, 9.20%, 09/16/29	57
1,031	Series 1999-40, Class ZW, 7.50%, 11/20/29	1,065
1,590	Series 1999-41, Class Z, 8.00%, 11/16/29	1,656
471	Series 1999-44, Class PC, 7.50%, 12/20/29	490
5,668	Series 1999-44, Class ZC, 8.50%, 12/16/29	6,245
1,468	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,524
1,187	Series 2000-6, Class Z, 7.50%, 02/20/30	1,218
559	Series 2000-9, Class Z, 8.00%, 06/20/30	579
6,037	Series 2000-9, Class ZJ, 8.50%, 02/16/30	6,417
1,060	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	1,231
1,326	Series 2000-14, Class PD, 7.00%, 02/16/30	1,362
385	Series 2000-16, Class ZN, 7.50%, 02/16/30	398
8,119	Series 2000-21, Class Z, 9.00%, 03/16/30	8,754
925	Series 2000-26, Class TZ, 8.50%, 09/20/30	1,016
425	Series 2000-26, Class Z, 7.75%, 09/20/30	427
83	Series 2000-30, Class ST, IF, 11.05%, 12/16/22	94
1,240	Series 2000-31, Class Z, 9.00%, 10/20/30	1,301
358	Series 2000-34, Class SG, IF, IO, 3.21%, 10/20/30	10
683	Series 2000-35, Class ZA, 9.00%, 11/20/30	725
96	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	20
512	Series 2000-37, Class B, 8.00%, 12/20/30	527
278	Series 2000-38, Class AH, 7.15%, 12/20/30	282
516	Series 2001-4, Class SJ, IF, IO, 2.83%, 01/19/30	41
878	Series 2001-6, Class SD, IF, IO, 3.23%, 03/16/31	57
1,341	Series 2001-7, Class PK, 6.50%, 03/20/31	1,363
3,753	Series 2001-8, Class Z, 6.50%, 03/20/31	3,853
61	Series 2001-32, Class WA, IF, 6.82%, 07/20/31	62
932	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	77
742	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	58
497	Series 2001-60, Class VP, 6.50%, 07/20/17	498
2,800	Series 2001-64, Class MQ, 6.50%, 12/20/31	2,855
916	Series 2002-3, Class SP, IF, IO, 2.07%, 01/16/32	57
1,595	Series 2002-7, Class PG, 6.50%, 01/20/32	1,632
3,882	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	294
362	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	340
9,423	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	645
2,912	Series 2002-40, Class UK, 6.50%, 06/20/32	2,988
151	Series 2002-41, Class SV, IF, 9.00%, 06/16/32	166
12,000	Series 2002-45, Class QE, 6.50%, 06/20/32	12,318
3,976	Series 2002-47, Class PG, 6.50%, 07/16/32	4,077
7,737	Series 2002-47, Class ZA, 6.50%, 07/20/32	7,909
216	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	235
4,629	Series 2002-52, Class GH, 6.50%, 07/20/32	4,752
1,931	Series 2002-54, Class GB, 6.50%, 08/20/32	1,974
2,598	Series 2002-70, Class AV, 6.00%, 03/20/12	2,618

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

6,608	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	476
162	Series 2002-71, Class VJ, 6.00%, 12/20/14	162
1,411	Series 2002-75, Class PB, 6.00%, 11/20/32	1,401
1,304	Series 2002-79, Class KV, 6.00%, 11/20/13	1,312
1,370	Series 2002-80, Class EB, 7.00%, 01/20/32	1,393
2,656	Series 2002-88, Class VA, 6.00%, 12/20/17	2,673
2,871	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	455
1,502	Series 2003-4, Class NY, 5.50%, 12/20/13	1,500
4,677	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	357
2,168	Series 2003-12, Class SP, IF, IO, 2.38%, 02/20/33	171
494	Series 2003-24, Class PO, PO, 03/16/33	391
1,960	Series 2003-40, Class TC, 7.50%, 03/20/33	2,080
1,960	Series 2003-40, Class TJ, 6.50%, 03/20/33	2,028
1,120	Series 2003-46, Class MG, 6.50%, 05/20/33	1,169
2,072	Series 2003-46, Class TC, 6.50%, 03/20/33	2,169
1,570	Series 2003-52, Class AP, PO, 06/16/33	1,180
3,196	Series 2003-58, Class BE, 6.50%, 01/20/33	3,341
5,499	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	272
595	Series 2003-90, Class PO, PO, 10/20/33	470
1,483	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	21
1,820	Series 2003-98, Class PC, 5.00%, 02/20/29	1,795
7,136	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	306
13,434	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	231
1,797	Series 2004-28, Class S, IF, 5.03%, 04/16/34	1,708
28,427	Series 2004-68, Class SA, 1.48%, 05/20/31	1,254
2,769	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	2,543
19,161	Series 2004-73, Class JL, 1.23%, 09/16/34	739
3,973	Series 2004-83, Class AP, IF, 2.76%, 10/16/34	3,576
34,287	Series 2005-3, Class SK, 1.43%, 01/20/35	1,979
35,141	Series 2005-17, Class SL, 1.38%, 07/20/34	1,919
1,207	Series 2006-38, Class ZL, 6.50%, 09/20/33	1,203
3,174	Series 2007-22, Class Z, 6.00%, 04/20/37	3,152
	Vendee Mortgage Trust,
1,552	Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	1,552
14,960	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	15,353
2,306	Series 1996-1, Class 1Z, 6.75%, 02/15/26	2,362
1,508	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,547
3,579	Series 1997-1, Class 2Z, 7.50%, 02/15/27	3,740
4,322	Series 1998-1, Class 2E, 7.00%, 09/15/27	4,422

		1,187,937

	Non-Agency CMO — 12.2%
7,000	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.84%, 09/25/35	6,836
	Banc of America Alternative Loan Trust,
675	Series 2003-1, Class A, PO, 02/25/33	503
1,117	Series 2003-11, Class PO, PO, 01/25/34	754
890	Series 2004-6, Class 15, PO, 07/25/34	717
1,433	Series 2005-5, Class 1CB1, 5.50%, 06/25/35	1,384
	Banc of America Funding Corp.,
2,912	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,863
7,114	Series 2003-QS9, Class A3, IF, IO, 4.11%, 03/20/35	7,042
1,847	Series 2004-1, Class PO, PO, 03/25/34	1,276
3,000	Series 2005-6, Class 2A7, 5.50%, 10/25/35	2,961
3,346	Series 2005-7, Class 30, PO, 11/25/35	2,245
1,498	Series 2005-8, Class 30, PO, 01/25/36	994
3,772	Series 2006-1, Class X, PO, 01/25/36	2,428
	Banc of America Mortgage Securities,
748	Series 2003-7, Class A2, 4.75%, 09/25/18	729
1,184	Series 2003-8, Class A, PO, 11/25/33	876
16,480	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	103
694	Series 2004-4, Class A, PO, 05/25/34	477
3,065	Series 2004-5, Class 2A2, 5.50%, 06/25/34	2,757

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,725	Series 2004-6, Class A, PO, 07/25/34	1,729
525	Series 2004-8, Class 5, PO, 05/25/32	383
1,365	Series 2004-8, Class X, PO, 10/25/34	928
947	Series 2004-9, Class 3, PO, 09/25/32	684
8,581	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	8,397
6,124	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	6,028
	Bear Stearns Adjustable Rate Mortgage Trust,
1,517	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,504
1,120	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	1,103
20,478	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	20,097
2,745	Cendant Mortgage Corp., Series 2003-8, Class 1P, PO, 10/25/33	1,934
	Citicorp Mortgage Securities, Inc.,
693	Series 1993-14, Class A3, FRN, 6.57%, 11/25/23	693
8,943	Series 2004-1, Class 3A1, 4.75%, 01/25/34	8,733
1,801	Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,747
	Citigroup Mortgage Loan Trust, Inc.,
1,270	Series 2003-1, Class 2, PO, 10/25/33	817
612	Series 2003-1, Class 2A6, PO, 10/25/33	283
1,048	Series 2003-1, Class A3, PO, 10/25/33	671
345	Series 2003-1, Class WPO1, PO, 06/15/16	299
1,221	Series 2003-UP3, Class A3, 7.00%, 09/25/33	1,234
1,574	Series 2003-UST1, Class 1, PO, 12/25/18	1,237
782	Series 2003-UST1, Class 3, PO, 12/25/18	610
5,010	Series 2003-UST1, Class A1, 5.50%, 12/25/18	4,933
1,650	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	1,641
	Countrywide Alternative Loan Trust,
2,731	Series 2002-8, Class A4, 6.50%, 07/25/32	2,714
834	Series 2002-17, Class A7, 2.50%, 01/25/33	809
6,054	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	5,626
2,630	Series 2004-14T2, Class A5, 5.50%, 08/25/34	2,563
3,530	Series 2005-5R, Class A1, 5.25%, 12/25/18	3,498
38,901	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	202
2,256	Series 2005-26CB, A10, IF, 3.41%, 07/25/35	2,035
8,000	Series 2005-28CB, Class 1A4, 5.50%, 08/25/35	7,700
725	Series 2005-28CB, Class 1A5, 5.50%, 08/25/35	723
8,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	7,829
2,781	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	2,709
29,268	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	110
	Countrywide Home Loan Mortgage Pass Through Trust,
9,448	Series 2002-22, Class A20, 6.25%, 10/25/32	9,410
7,638	Series 2003-26, Class 1A6, 3.50%, 08/25/33	6,742
3,968	Series 2003-29, Class A1, 5.50%, 08/25/33	3,919
873	Series 2003-34, Class A11, 5.25%, 09/25/33	868
1,120	Series 2003-44, Class A9, PO, 10/25/33	589
1,267	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	47
5,740	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	4,887
821	Series 2004-7 Class 2A1, FRN, 4.05%, 06/25/34	808
1,645	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	1,636
1,516	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	1,484
2,475	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	2,413
1,000	Series 2005-16, Class A23, 5.50%, 09/25/35	983
8,350	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	8,255
	CS First Boston Mortgage Securities Corp.,
705	Series 2004-5, Class 5P, PO, 08/25/19	566
1,676	Series 2005-9, Class AP, PO, 10/25/35	1,181
914	Series 2005-10, Class AP, PO, 11/25/35	576
	First Boston Mortgage Securities Corp.,
185	Series C, Class IO, IO, 10.97%, 04/25/17	52
102	Series C, Class PO, PO, 04/25/17	86
2,739	First Horizon Alternative Mortgage Securities, Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	2,530

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		First Horizon Asset Securities, Inc.,
859		Series 2003-3, Class 1A3, 4.50%, 05/25/33	856
1,041		Series 2003-7, Class 2A1, 4.50%, 09/25/18	1,006
2,568		Series 2003-9, Class 1A6, 5.50%, 11/25/33	2,274
11,039		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	10,899
8,537		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	8,458
		GMAC Mortgage Corp. Loan Trust,
5,000		Series 2003-QS9, Class A3, VAR, 4.85%, 06/19/35	4,907
6,622		Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	6,547
		GSR Mortgage Loan Trust,
1,286		Series 2003-3F, Class 4A3, 5.75%, 04/25/33	1,204
4,300		Series 2004-6F, Class 3A4, 6.50%, 05/25/34	4,373
2,108		Series 2004-10F, Class 2A1, 5.00%, 08/25/19	2,082
778		Series 2004-13F, Class A3, 6.00%, 11/25/34	758
466		Series 2004-15F, Class AP, PO, 12/25/34	367
7,335		Series 2005-7F, Class 3A9, 6.00%, 09/25/35	7,305
9,755		Series 2006-1F, Class 2A4, 6.00%, 02/25/36	9,331
456		Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, FRN, 5.72%, 11/25/34	457
50,408		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.73%, 08/25/35	1,058
		MASTR Adjustable Rate Mortgages Trust,
7,632		Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	7,496
12,000		Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	11,629
		MASTR Alternative Loans Trust,
1,276		Series 2003-9, Class 8A1, 6.00%, 01/25/34	1,278
1,049		Series 2004-6, Class 7A1, 6.00%, 07/25/34	1,041
1,755		Series 2004-6, Class 30, PO, 07/25/34	1,233
1,388		Series 2004-7, Class 30, PO, 08/25/34	1,019
6,123		Series 2004-8, Class 6A1, 5.50%, 09/25/19	6,112
1,922		Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,827
		MASTR Asset Securitization Trust,
1,258		Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,249
1,711		Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,679
4,150		Series 2003-12, Class 6A1, 5.00%, 12/25/33	3,985
1,208		Series 2003-12, Class 30, PO, 12/25/33	806
796		Series 2004-1 Class 30, PO, 02/25/34	508
1,495		Series 2004-6, Class 15, PO, 07/25/19	1,191
829		Series 2004-8, Class PO, PO, 08/25/19	653
10,746		MASTR Resecuritization Trust, Series 2005-PO, Class 3, PO, 05/28/35 (e)	7,506
1,112		Medallion Trust (Australia), Series 2004-1G, Class A1, FRN, 5.49%, 05/25/35	1,115
294		Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	311
-(h	)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,592.52%, 04/20/21	1
4,760		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	4,779
		Nomura Asset Acceptance Corp.,
2,107		Series 2003-A1, Class A1, 5.50%, 05/25/33	2,089
1,453		Series 2003-A1, Class A2, 6.00%, 05/25/33	1,449
247		Series 2003-A1, Class A5, 7.00%, 04/25/33	246
393		Series 2003-A1, Class A7, 5.00%, 04/25/18	390
1,952		Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,976
		Paine Webber CMO Trust,
17		Series H, Class 4, 8.75%, 04/01/18	18
69		Series P, Class 4, 8.50%, 08/01/19	72
		Residential Accredit Loans, Inc.,
4,450		Series 2002-QS8, Class A5, 6.25%, 06/25/17	4,437
1,319		Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	1,259
2,445		Series 2003-QR19, Class CB4, 5.75%, 10/25/33	2,349

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,734	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	2,633
2,554	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	148
6,557	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	385
5,652	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	368
1,720	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	250
11,773	Series 2003-QS14, Class A1, 5.00%, 07/25/18	11,414
4,012	Series 2003-QS18, Class A1, 5.00%, 09/25/18	3,892
1,680	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,652
3,000	Series 2005-QA6, Class A32, VAR, 5.62%, 05/25/35	2,987
2,545	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	2,505
823	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	834
1,414	Series 2007-QS1, Class 1A1, 6.00%, 01/25/37	1,416
	Residential Asset Securitization Trust,
1,696	Series 2003-A13, Class A3, 5.50%, 01/25/34	1,671
520	Series 2003-A14, Class A1, 4.75%, 02/25/19	498
1,200	Series 2005-A11, Class PO, PO, 10/25/35	841
	Residential Funding Mortgage Securities I,
7,474	Series 2003-S7, Class A17, 4.00%, 05/25/33	7,026
2,240	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	2,133
1,680	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,574
1,980	Series 2003-S14, Class A4, PO, 07/25/18	1,604
747	Series 2004-S6, Class 2A6, PO, 06/25/34	496
3,597	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	3,606
446	Residential Funding Securities Corp., Series 2003-RM2, Class AP3, PO, 05/25/33	330
35	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	35
	Salomon Brothers Mortgage Securities VII, Inc.,
29	Series 2000-UP1, Class A2, 8.00%, 09/25/30	29
681	Series 2003-UP2, Class 1, PO, 12/25/18	560
4,200	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	3,988
	Structured Asset Securities Corp.,
238	Series 2002-10H, Class 1AP, PO, 05/25/32	201
3,120	Series 2003-8, Class 1A2, 5.00%, 04/25/18	3,059
2,140	Series 2003-30, Class 1A1, 5.50%, 10/25/33	2,073
3,612	Series 2004-20, Class 1A3, 5.25%, 11/25/34	3,520
	WaMu Mortgage Pass-Through Certificates,
1,195	Series 2002-MS, Class 12A, 6.50%, 05/25/32	1,196
921	Series 2006-AR10, Class 2P, VAR, 0.00%, 09/25/36	770
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
674	Series 2005-1, Class CP, PO, 03/25/35	503
41,611	Series 2005-2, Class 1A4, IF, IO, 0.00%, 04/25/35	172
10,559	Series 2005-2, Class 2A3, IF, IO, 0.00%, 04/25/35	37
7,000	Series 2005-4, Class CB7, 5.50%, 06/25/35	6,825
3,563	Series 2005-6, Class 2A4, 5.50%, 08/25/35	3,531
	Washington Mutual Mortgage Pass-Through Certificates,
4,525	Series 2003-S8, Class A4, 4.50%, 09/25/18	4,349
2,240	Series 2003-S8, Class A6, 4.50%, 09/25/18	2,133
1,285	Series 2003-S9, Class P, PO, 10/25/33	841
768	Series 2003-S10, Class A6, PO, 10/25/18	581
1,475	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,455
2,240	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	2,189
896	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	879
1,166	Series 2004-RS2, Class A4, 5.00%, 11/25/33	974
	Wells Fargo Mortgage Backed Securities Trust,
1,400	Series 2003-8, Class A9, 4.50%, 08/25/18	1,329
1,539	Series 2003-11, Class 1A, PO, 10/25/18	1,275
3,360	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,287
2,800	Series 2003-13, Class A7, 4.50%, 11/25/18	2,620
2,336	Series 2003-16, Class 2A1, 4.50%, 12/25/18	2,222
1,634	Series 2003-17, Class 2A4, 5.50%, 01/25/34	1,607

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,819	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	1,739
2,760	Series 2004-7, Class 2A2, 5.00%, 07/25/19	2,680
5,482	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,394
4,200	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	4,080
8,404	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	8,276
6,883	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,771
1,122	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	1,100
1,733	Wells Fargo Mortgage-Backed Securities Trust, Series 2005-14, Class 2A, PO, 12/25/35	1,165

		447,473

	Total Collateralized Mortgage Obligations (Cost $1,687,553)	1,635,410

	Commercial Mortgage-Backed Securities — 1.3%
7,500	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	7,358
	Bear Stearns Commercial Mortgage Securities,
1,802	Series 2000-WF1, Class A1, 3.70%, 02/15/32	1,759
3,050	Series 2004-T16, Class A2, 4.80%, 02/13/46	2,942
4,640	Series 2005-PWR9, Class AAB, VAR, 5.46%, 09/11/42	4,610
148	Series 2006-PW11, Class A4, 7.64%, 03/11/39	150
1,920	Series 2006-PW14, Class A1, 5.04%, 12/01/38	1,899
3,892	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, , 5.72%, 03/15/49	3,920
979	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,007
	Merrill Lynch Mortgage Trust,
5,100	Series 2005-LC1, Class A4, VAR, 4.67%, 06/12/43	4,877
2,500	Series 2005-MCP1, Class ASB, VAR, 5.29%, 01/12/44	2,441
3,950	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	3,912
	Morgan Stanley Capital I,
2,075	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	2,063
1,473	Series 2006-T23, Class A1, 5.68%, 08/12/41	1,484
25	Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2, 5.98%, 01/15/39	26
7,585	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	7,338

	Total Commercial Mortgage-Backed Securities (Cost $46,747)	45,786

	Common Stock — 0.0% (g)
	Independent Power Producers & Energy Traders — 0.0% (g)
1	Dynegy, Inc., Class A (a) (Cost $-)	8

	Corporate Bonds — 12.1%
	Aerospace & Defense — 0.1%
1,600	Northrop Grumman Corp., 7.13%, 02/15/11	1,689
916	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	940
5	United Technologies Corp., 6.10%, 05/15/12	5

		2,634

	Airlines — 0.1%
538	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	550
	Continental Airlines, Inc.,
479	Series 1999-2, Class A1, 7.26%, 03/15/20	512
1,400	Series 1999-2, Class A2, 7.06%, 09/15/09	1,432
	United AirLines, Inc.,
507	Series 2001-1, 6.07%, 03/01/13	510
673	Series 2001-1, 6.20%, 09/01/08	680

		3,684

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Automobiles — 0.2%
	DaimlerChrysler NA Holding Corp.,
1,456	4.75%, 01/15/08	1,450
4,426	7.20%, 09/01/09	4,577

		6,027

	Capital Markets — 1.9%
	Bear Stearns Cos., Inc. (The),
6,321	3.25%, 03/25/09	6,092
1,000	5.70%, 11/15/14	998
	Credit Suisse USA, Inc.,
616	4.70%, 06/01/09	609
1,200	4.88%, 01/15/15	1,151
1,400	5.50%, 08/15/13	1,402
8,639	6.13%, 11/15/11	8,867
	Goldman Sachs Group, Inc., (The)
1,865	3.88%, 01/15/09	1,824
2,096	4.75%, 07/15/13	2,003
1,000	5.15%, 01/15/14	971
1,535	5.25%, 10/15/13	1,507
10	5.70%, 09/01/12	10
2,095	6.35%, 02/15/34	2,064
2,142	6.60%, 01/15/12	2,229
560	6.65%, 05/15/09	573
6,329	6.88%, 01/15/11	6,615
286	7.35%, 10/01/09	298
	Lehman Brothers Holdings, Inc.,
1,516	4.00%, 01/22/08	1,501
800	5.75%, 05/17/13	806
2,167	6.63%, 01/18/12	2,259
370	7.88%, 11/01/09	391
2,090	Series G, 4.80%, 03/13/14	1,985
	Merrill Lynch & Co., Inc.,
500	4.79%, 08/04/10	490
3,340	5.45%, 07/15/14	3,303
1,120	Series B, 3.13%, 07/15/08	1,093
1,176	Series B, 3.70%, 04/21/08	1,158
2,912	Series C, 4.13%, 01/15/09	2,853
	Morgan Stanley,
728	4.25%, 05/15/10	706
2,133	4.75%, 04/01/14	2,008
1,000	5.30%, 03/01/13	985
3,612	6.60%, 04/01/12	3,765
7,421	6.75%, 04/15/11	7,731
504	8.00%, 06/15/10	540
1,904	State Street Corp., 7.65%, 06/15/10	2,020

		70,807

	Chemicals — 0.2%
1,680	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,806
	Dow Chemical Co. (The),
450	6.00%, 10/01/12	457
580	6.13%, 02/01/11	589
1,345	7.38%, 11/01/29	1,478
1,300	Monsanto Co., 7.38%, 08/15/12	1,405

		5,735

	Commercial Banks — 1.1%
1,500	Cadets Trust, 4.80%, 07/15/13 (e)	1,439
350	Fifth Third Bancorp, 5.45%, 01/15/17	343

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,080	Firstar Bank N.A., 7.13%, 12/01/09	3,205
308	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	348
1,750	Huntington National Bank, 8.00%, 04/01/10	1,855
700	KEY Bank N.A., 7.50%, 09/15/08	716
2,296	Keycorp, Series G, 4.70%, 05/21/09	2,265
	Popular North America, Inc.,
840	4.25%, 04/01/08	829
3,105	4.70%, 06/30/09	3,049
2,232	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,173
1,120	SunTrust Bank, 6.38%, 04/01/11	1,156
1,400	U.S. Bancorp, 7.50%, 06/01/26	1,635
	U.S. Bank N.A.,
690	6.38%, 08/01/11	713
4,256	6.50%, 02/01/08	4,274
1,064	Wachovia Bank N.A., 7.80%, 08/18/10	1,132
	Wachovia Corp.,
2,688	3.50%, 08/15/08	2,630
2,037	3.63%, 02/17/09	1,979
1,400	4.88%, 02/15/14	1,343
	Wells Fargo & Co.,
2,932	3.13%, 04/01/09	2,819
2,340	4.20%, 01/15/10	2,280
1,000	5.00%, 11/15/14	963
2,856	Wells Fargo Bank N.A., 7.55%, 06/21/10	3,015

		40,161

	Communications Equipment — 0.0% (g)
1,100	Cisco Systems, Inc., 5.50%, 02/22/16	1,087

	Computers & Peripherals — 0.1%
1,500	Hewlett-Packard Co., 5.40%, 03/01/17	1,466
	International Business Machines Corp.,
1,568	5.39%, 01/22/09	1,566
660	6.22%, 08/01/27	685

		3,717

	Consumer Finance — 0.9%
840	American Express Credit Corp., 3.00%, 05/16/08	822
	American General Finance Corp.,
2,281	Series H, 4.50%, 11/15/07	2,273
1,120	Series H, 5.38%, 10/01/12	1,108
238	Capital One Bank, 5.75%, 09/15/10	239
	Capital One Financial Corp.,
900	5.70%, 09/15/11	900
2,365	6.25%, 11/15/13	2,414
	HSBC Finance Corp.,
1,400	4.75%, 05/15/09	1,382
1,000	5.00%, 06/30/15	951
1,100	5.25%, 01/15/14	1,073
10,092	5.88%, 02/01/09	10,160
280	6.38%, 11/27/12	289

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,680	6.40%, 06/17/08	1,697
3,176	6.50%, 11/15/08	3,221
468	6.75%, 05/15/11	487
	SLM Corp.,
3,200	4.00%, 01/15/10	3,039
1,400	Series A, 5.38%, 01/15/13	1,283
784	Toyota Motor Credit Corp., 2.88%, 08/01/08	761
952	Washington Mutual Financial Corp., 6.88%, 05/15/11	999

		33,098

	Diversified Financial Services — 1.7%
	Associates Corp. of North America,
2,484	8.15%, 08/01/09	2,622
1,470	8.55%, 07/15/09	1,562
1,400	Series A, 7.95%, 02/15/10	1,489
	Bank of America Corp.,
2,688	3.88%, 01/15/08	2,663
1,000	5.25%, 12/01/15	975
1,000	5.63%, 10/14/16	1,001
1,484	7.40%, 01/15/11	1,579
7,373	7.80%, 02/15/10	7,813
600	Caterpillar Financial Services Corp., 5.50%, 03/15/16	594
	Citigroup, Inc.,
700	3.50%, 02/01/08	692
1,000	4.70%, 05/29/15	945
3,292	5.63%, 08/27/12	3,306
420	6.20%, 03/15/09	426
	General Electric Capital Corp.,
2,240	Series A, 3.50%, 05/01/08	2,204
2,968	Series A, 4.25%, 01/15/08	2,948
2,000	Series A, 4.38%, 11/21/11	1,920
1,176	Series A, 4.63%, 09/15/09	1,159
8,957	Series A, 5.88%, 02/15/12	9,104
5,197	Series A, 6.00%, 06/15/12	5,312
4,649	Series A, 6.13%, 02/22/11	4,756
4,416	Series A, 6.75%, 03/15/32	4,895
	International Lease Finance Corp.,
865	4.50%, 05/01/08	857
689	5.88%, 05/01/13	695
2,100	Pricoa Global Funding I, 3.90%, 12/15/08 (e)	2,049
1,630	Textron Financial Corp., 5.13%, 02/03/11	1,615

		63,181

	Diversified Telecommunication Services — 1.3%
2,295	AT&T, Inc., 5.63%, 06/15/16	2,271
1,232	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	1,434
1,288	Bellsouth Capital Funding Corp., 7.75%, 02/15/10	1,361
700	BellSouth Corp., 5.20%, 09/15/14	680
1,938	Bellsouth Telecommunications, Inc., 6.30%, 12/15/15	1,971
4,466	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	4,907
785	Deutsche Telekom International Finance BV (Netherlands), 5.25%, 07/22/13	765

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	France Telecom S.A. (France),
4,695	7.75%, 03/01/11	5,046
1,000	8.50%, 03/01/31	1,283
1,120	GTE Corp., 7.51%, 04/01/09	1,157
3,164	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	3,329
	Sprint Capital Corp.,
1,665	6.90%, 05/01/19	1,681
1,680	7.63%, 01/30/11	1,779
560	8.38%, 03/15/12	614
1,534	8.75%, 03/15/32	1,768
	Telecom Italia Capital S.A. (Luxembourg),
1,415	4.00%, 11/15/08	1,383
1,600	5.25%, 11/15/13	1,545
1,512	TELUS Corp. (Canada), 8.00%, 06/01/11	1,617
3,650	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	3,692
	Verizon Global Funding Corp.,
4,621	7.25%, 12/01/10	4,889
1,540	7.38%, 09/01/12	1,667
823	Verizon Maryland, Inc., Series A, 6.13%, 03/01/12	837
880	Verizon New York, Inc., Series B, 7.38%, 04/01/32	921
1,193	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,122

		47,719

	Electric Utilities — 0.6%
392	Alabama Power Co., 4.70%, 12/01/10	383
392	Appalachian Power Co., 6.60%, 05/01/09	400
1,110	Arizona Public Service Co., 4.65%, 05/15/15	1,024
1,260	Carolina Power & Light Co., 5.13%, 09/15/13	1,234
1,300	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,300
	Duke Energy Corp.,
2,800	4.20%, 10/01/08	2,751
2,016	5.63%, 11/30/12	2,030
2,814	Exelon Generation Co. LLC, 6.95%, 06/15/11	2,938
500	Florida Power & Light Co., 5.95%, 10/01/33	500
272	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	262
2,560	NiSource Finance Corp., 6.15%, 03/01/13	2,588
1,600	Pacificorp, 4.30%, 09/15/08	1,575
675	Pepco Holdings, Inc., 6.45%, 08/15/12	697
	PSEG Power LLC,
2,190	5.50%, 12/01/15	2,133
1,322	7.75%, 04/15/11	1,417
1,255	8.63%, 04/15/31	1,563

		22,795

	Food & Staples Retailing — 0.2%
1,680	Kroger Co. (The), 8.05%, 02/01/10	1,775

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,930	Safeway, Inc., 4.13%, 11/01/08	2,878
1,200	Wal-Mart Stores, Inc., 5.25%, 09/01/35	1,071

		5,724

	Gas Utilities — 0.2%
220	Atmos Energy Corp., 5.13%, 01/15/13	212
1,008	KeySpan Gas East Corp., 7.88%, 02/01/10	1,068
	Spectra Energy Capital LLC,
3,645	6.25%, 02/15/13	3,703
980	8.00%, 10/01/19	1,100
1,150	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	1,055

		7,138

	Health Care Providers & Services — 0.1%
2,035	UnitedHealth Group, Inc., 3.30%, 01/30/08	2,005

	Household Durables — 0.0% (g)
1,485	Centex Corp., 5.70%, 05/15/14	1,412

	Insurance — 1.4%
	American International Group, Inc.,
2,184	4.25%, 05/15/13	2,043
2,500	5.45%, 05/18/17	2,463
3,248	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	3,151
3,360	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	3,297
2,520	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	2,586
	John Hancock Global Funding II,
1,400	3.50%, 01/30/09 (e)	1,354
1,512	7.90%, 07/02/10 (e)	1,617
2,980	Liberty Mutual Group, Inc., 5.75%, 03/15/14 (e)	2,917
	MassMutual Global Funding II,
2,296	3.25%, 06/15/07 (e)	2,294
2,464	3.50%, 03/15/10 (e)	2,352
1,624	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	1,596
3,360	Monumental Global Funding II, 4.38%, 07/30/09 (e)	3,284
	Nationwide Financial Services,
1,130	5.90%, 07/01/12	1,145
1,182	6.25%, 11/15/11	1,213
	New York Life Global Funding,
1,330	3.88%, 01/15/09 (e)	1,298
3,920	5.38%, 09/15/13 (e)	3,920
848	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	827
1,400	Principal Life Global Funding I, 2.80%, 06/26/08 (e)	1358
336	5.13%, 06/28/07 (e)	336
6,021	6.25%, 02/15/12 (e)	6,213
	Protective Life Secured Trust,
1,199	4.00%, 10/07/09	1,161
3,360	4.00%, 04/01/11	3,204
350	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	339

		49,968

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Media — 0.6%
2,813	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	3,174
1,337	Comcast Cable Holdings LLC, 7.13%, 02/15/28	1,403
2,095	Comcast Corp., 5.50%, 03/15/11	2,094
1,022	COX Communications, Inc., 7.75%, 11/01/10	1,093
900	News America, Inc., 7.25%, 05/18/18	984
4,088	TCI Comminication, Inc., 9.80%, 02/01/12	4,759
	Time Warner Entertainment Co. LP,
1,920	8.38%, 03/15/23	2,254
1,288	10.15%, 05/01/12	1,521
	Time Warner, Inc.,
1,232	7.48%, 01/15/08	1,249
255	7.70%, 05/01/32	283
896	8.18%, 08/15/07	901
2,415	9.15%, 02/01/23	3,006

		22,721

	Metals & Mining — 0.0% (g)
1,385	Alcoa, Inc., 5.55%, 02/01/17	1,335

	Multi-Utilities — 0.2%
	Dominion Resources, Inc.,
3,000	Series A, 8.13%, 06/15/10	3,223
1,854	Series B, 6.25%, 06/30/12	1,912
2,100	DTE Energy Co., Series A, 6.65%, 04/15/09	2,141

		7,276

	Oil, Gas & Consumable Fuels — 0.3%
455	Alberta Energy Co., Ltd. (Canada), 7.38%, 11/01/31	506
1,000	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	1,003
2,520	ConocoPhillips Co., 8.75%, 05/25/10	2,755
1,155	Husky Energy, Inc. (Canada), 6.15%, 06/15/19	1,160
1,230	Kerr-McGee Corp., 6.95%, 07/01/24	1,290
	Kinder Morgan Energy Partners LP,
935	7.40%, 03/15/31	999
635	7.75%, 03/15/32	704
992	Pemex Project Funding Master Trust, 8.63%, 02/01/22	1,250
2,045	Pioneer Natural Resources Co., 5.88%, 07/15/16	1,876

		11,543

	Paper & Forest Products — 0.1%
	International Paper Co.,
1,904	4.00%, 04/01/10	1,827
879	4.25%, 01/15/09	860
216	5.85%, 10/30/12	216
1,008	6.50%, 11/15/07	1,010
700	Weyerhaeuser Co., 6.75%, 03/15/12	727

		4,640

	Personal Products — 0.0% (g)
872	Procter & Gamble Co., Series A, 9.36%, 01/01/21	1,070

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Pharmaceuticals — 0.0% (g)
790	Wyeth, 6.45%, 02/01/24	823

	Real Estate Management & Development — 0.0% (g)
392	ERP Operating LP, 4.75%, 06/15/09	386

	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
1,375	6.13%, 03/15/09	1,389
1,425	7.13%, 12/15/10	1,498
	Norfolk Southern Corp.,
299	5.59%, 05/17/25	274
871	5.64%, 05/17/29	793
326	7.25%, 02/15/31	356
34	7.80%, 05/15/27	39
1,600	Union Pacific Corp., 5.65%, 05/01/17	1,571

		5,920

	Software — 0.1%
1,700	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	1,650

	Thrifts & Mortgage Finance — 0.3%
784	Bank United, Series A, 8.00%, 03/15/09	813
	Countrywide Home Loans, Inc.,
1,680	3.25%, 05/21/08	1,644
3,080	Series L, 4.00%, 03/22/11	2,907
980	Washington Mutual Bank FA, 6.88%, 06/15/11	1,022
	Washington Mutual, Inc.,
2,921	4.20%, 01/15/10	2,830
1,000	4.63%, 04/01/14	925
1,400	World Savings Bank FSB, 4.50%, 06/15/09	1,374

		11,515

	Wireless Telecommunication Services — 0.2%
	New Cingular Wireless Services, Inc.,
4,047	7.88%, 03/01/11	4,376
1,215	8.75%, 03/01/31	1,557
2,500	Sprint Nextel Corp., 6.00%, 12/01/16	2,410

		8,343

	Total Corporate Bonds (Cost $444,099)	444,114

	Foreign Government Securities — 0.6%
	Province of Quebec (Canada),
6,441	5.75%, 02/15/09	6,493
560	SUB, 7.37%, 03/06/26	668
	United Mexican States (Mexico),
2,313	4.63%, 10/08/08	2,289
2,035	5.88%, 01/15/14	2,082
2,105	6.38%, 01/16/13	2,197
2,925	8.30%, 08/15/31	3,817
4,881	Series A, 7.50%, 04/08/33	5,894

	Total Foreign Government Securities (Cost $21,444)	23,440

	Mortgage Pass-Through Securities — 7.9%
	Federal Home Loan Mortgage Corp. Gold Pools,
12,549	4.00%, 05/01/14 - 05/01/19	11,910
1,045	4.50%, 08/01/18	1,002
27,673	5.00%, 06/01/34	26,399

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

348		5.50%, 06/01/17	347
10,226		5.50%, 10/01/33 - 07/01/35	10,013
390		6.00%, 04/01/18	395
924		6.00%, 12/01/22	933
2,042		6.00%, 12/01/33 - 01/01/34	2,047
872		6.50%, 08/01/16 - 12/01/17	893
2,666		6.50%, 11/01/22	2,747
6,264		6.50%, 11/01/34 - 11/01/36	6,372
166		7.00%, 04/01/17	171
82		7.00%, 07/01/29	84
597		7.00%, 07/01/32 - 08/01/32	618
721		7.50%, 09/01/10 - 11/01/15	735
166		8.50%, 11/01/15	176
		Federal Home Loan Mortgage Corp. Conventional Pools,
-(h	)	7.50%, 07/01/16	-(h	)
59		12.00%, 08/01/15 - 07/01/19	64
4,744		ARM, 4.12%, 04/01/34	4,671
2,822		ARM, 4.27%, 12/01/33	2,798
760		ARM, 5.17%, 09/01/32	761
3,416		ARM, 5.73%, 11/01/36	3,431
993		ARM, 5.86%, 02/01/37	999
7,659		ARM, 5.89%, 10/01/36	7,722
239		ARM, 6.97%, 07/01/19	241
151		ARM, 7.19%, 04/01/30	153
		Federal National Mortgage Association Various Pools,
990		3.50%, 04/01/19	902
11,082		4.00%, 07/01/18 - 12/01/18	10,396
2,964		4.50%, 11/01/14	2,889
22,509		4.50%, 07/01/18 - 12/01/19	21,576
1,619		4.50%, 02/01/35	1,498
28,875		5.00%, 12/01/16 - 09/01/19	28,227
1,560		5.00%, 12/01/32	1,483
10,478		5.00%, 01/01/35 - 09/01/35	9,991
2,656		5.50%, 06/01/12 - 09/01/17	2,640
15,252		5.50%, 07/01/19 - 09/01/19	15,156
18,683		5.50%, 02/01/33 - 03/01/34	18,292
2,196		6.00%, 02/01/14 - 04/01/24	2,216
2,950		6.00%, 06/01/16 - 07/01/21	2,984
6,089		6.00%, 12/01/28 - 09/01/33	6,117
1,594		6.50%, 03/01/17 - 08/01/20	1,630
5,678		6.50%, 05/01/22 - 04/01/36	5,833
1,263		6.50%, 03/01/29 - 08/01/31	1,301
1,749		7.00%, 03/01/17 - 09/01/17	1,806
1,863		7.00%, 04/01/17 - 03/01/36	1,932
1,757		7.00%, 12/01/36	1,801
172		7.50%, 03/01/17	178
-(h	)	7.50%, 07/01/30	-(h	)
491		8.00%, 11/01/12 - 11/01/15	506
2,758		8.00%, 03/01/27 - 11/01/28	2,922
293		9.00%, 05/01/18 - 04/01/26	315
76		9.50%, 07/01/28	83
488		10.96%, 04/15/19	544
55		12.50%, 01/01/16	61
2,205		ARM, 4.12%, 09/01/33	2,156
1,440		ARM, 4.15%, 01/01/34	1,424
950		ARM, 4.50%, 01/01/36	938
712		ARM, 4.57%, 07/01/34	715
995		ARM, 4.69%, 05/01/35	995
8,423		ARM, 4.71%, 04/01/35	8,306
13,955		ARM, 4.84%, 01/01/35	13,874
4,511		ARM, 4.98%, 05/01/35	4,498
1,323		ARM, 5.00%, 08/01/34	1,323

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,169	ARM, 5.02%, 08/01/34	2,158
2,657	ARM, 5.09%, 10/01/34	2,655
4,262	ARM, 5.12%, 11/01/33	4,253
2,998	ARM, 5.32%, 09/01/36	3,000
27	ARM, 5.62%, 01/01/19	27
382	ARM, 5.63%, 09/01/27	385
386	ARM, 5.63%, 03/01/29	389
87	ARM, 6.76%, 03/01/19	87
	Government National Mortgage Association Pools,
4,613	5.50%, 06/15/33 - 09/15/34	4,539
591	6.50%, 06/15/17 - 12/15/17	605
1,859	6.50%, 03/15/28 - 04/15/33	1,910
2,811	7.00%, 02/15/33 - 04/15/37	2,927
477	7.50%, 11/15/22 - 11/15/31	499
1,106	8.00%, 01/15/16	1,162
444	8.00%, 09/15/22 - 09/20/28	473
101	8.50%, 05/20/25	109
10	9.00%, 12/15/16	11

	Total Mortgage Pass-Through Securities (Cost $294,132)	288,379

	Municipal Bond — 0.1%
	Illinois — 0.1%
3,000	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $3,000)	2,788

	Supranational — 0.0% (g)
560	Corp. Andina de Fomento, 5.20%, 05/21/13 (Cost $558)	545

	U.S. Government Agency Securities — 0.9%
18,221	Federal Home Loan Bank System, 4.72%, 09/20/12	17,728
1,260	Federal Home Loan Mortgage Corp., 5.75%, 01/15/12	1,289
	Federal Housing Authority,
53	7.43%, 08/01/20	53
3	7.43%, 01/01/22	3
	Federal National Mortgage Association,
2,240	5.50%, 03/15/11	2,263
1,778	6.13%, 03/15/12	1,848
4,822	6.25%, 02/01/11	4,995
5,881	7.25%, 01/15/10	6,179

	Total U.S. Government Agency Securities (Cost $34,776)	34,358

	U.S. Treasury Obligations — 20.4%
	U.S. Treasury Bonds,
4,685	6.13%, 11/15/27	5,295
1,000	6.25%, 08/15/23	1,125
1,120	7.13%, 02/15/23	1,362
24,490	7.25%, 08/15/22 (m)	30,002
1,142	7.50%, 11/15/16	1,362
1,680	7.63%, 02/15/25	2,168
8,717	7.88%, 02/15/21 (m)	11,103
4,870	8.75%, 05/15/17	6,313
4,789	8.75%, 08/15/20	6,475
336	8.88%, 02/15/19	450
4,094	9.88%, 11/15/15 (m)	5,493
4,454	10.38%, 11/15/12 (m)	4,557
3,650	11.25%, 02/15/15 (m)	5,123
14,721	11.75%, 11/15/14 (m)	17,030
45,445	12.00%, 08/15/13 (m)	49,162
3,095	12.50%, 08/15/14 (m)	3,580

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Bonds Coupon STRIPS,
7,070	02/15/10	6,215
20,092	05/15/12	16,061
27,457	11/15/12	21,152
22,233	12/15/11	18,676
6,750	11/15/13	4,954
13,820	08/15/11	11,339
27,671	08/15/13	20,590
19,909	02/15/15 (m)	13,690
36,586	02/15/13	27,865
5,395	05/15/15	3,665
2,165	05/15/09	1,971
68,923	02/15/16	45,067
15,972	05/15/16	10,317
11,100	11/15/17	6,616
16,325	05/15/17	9,975
19,672	02/15/19	10,923
22,553	02/15/14 (m)	16,323
2,275	05/15/20	1,176
9,429	05/15/08	8,998
20,193	08/15/15	13,552
32,813	11/15/15	21,719
1,500	11/15/08	1,397
4,000	11/15/09	3,557
7,161	11/15/16	4,502
2,632	08/15/16	1,676
1,008	02/15/22	473
7,869	02/15/23	3,514
13,929	05/15/14 (m)	9,954
23,774	11/15/14	16,559
21,764	08/15/14 (m)	15,366
13,834	02/15/17	8,590
46,499	05/15/18	26,925
	U.S. Treasury Bonds Principal STRIPS,
1,500	05/15/08	1,430
5,317	11/15/09	4,728
9,500	11/15/12	7,307
8,096	11/15/15	5,359
	U.S. Treasury Inflation Indexed Bonds,
12,835	3.63%, 04/15/28 (m)	15,131
22,404	4.25%, 01/15/10	23,383
3,506	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09	3,575
	U.S. Treasury Notes,
13,030	3.00%, 11/15/07	12,921
560	3.13%, 09/15/08	547
1,000	3.38%, 10/15/09	966
12,925	3.50%, 08/15/09	12,546
4,000	3.50%, 02/15/10	3,862
16,290	4.00%, 06/15/09	16,009
3,645	4.00%, 02/15/14	3,465
7,000	4.25%, 10/31/07	6,983
3,050	4.25%, 11/30/07	3,041
3,300	4.63%, 10/31/11	3,270
6,805	4.75%, 05/15/14	6,755
500	4.88%, 05/15/09	500
8,500	5.00%, 07/31/08	8,497
13,497	6.00%, 08/15/09	13,800
4,080	6.13%, 08/15/07	4,090
51,016	6.50%, 02/15/10 (m)	53,077

	Total U.S. Treasury Obligations (Cost $756,485)	745,199

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Long-Tem Investments (Cost $3,362,168)	3,293,523

Shares

	Short-Term Investment — 9.9%
	Investment Company — 9.9%
363,622	JPMorgan Liquid Assets Money Market Fund (b) (Cost $363,622)	363,622

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 7.7%
	Asset-Backed Securities — 0.2%
5,860	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	5,860
670	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	670

		6,530

	Certificate of Deposit — 0.4%
14,997	Bank of New York, FRN, 5.40%, 05/02/08	14,997

	Corporate Notes — 4.5%
4,000	Allstate Life Global Funding Trusts, FRN, 5.32%, 06/30/08	4,000
9,000	Banque Federative du Credit, FRN, 5.32%, 06/30/08	9,000
10,500	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	10,500
25,000	Berkshire Hathaway Finance, FRN, 5.40%, 01/11/08	25,000
2,498	Beta Finance, Inc., FRN, 5.39%, 02/20/09	2,498
8,000	Caixa Catal, FRN, 5.40%, 06/27/08	8,000
13,000	CDC Financial Production, Inc., FRN, 5.36%, 06/29/07	13,000
10,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	10,000
2,000	Fifth Third Bancorp, FRN, 5.32%, 06/30/08	2,000
10,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	10,000
9,999	Liberty Lighthouse U.S. Capital, FRN 5.34%, 02/04/08	9,999
9,000	Macquarie Bank Ltd., FRN 5.35%, 06/30/08	9,000
10,000	Metropolitan Life Global Funding, FRN, 5.31%, 06/30/08	10,000
10,000	Monumental Global Funding, FRN, 5.41%, 05/28/10	10,000
4,000	Morgan Stanley, FRN, 5.49%, 06/30/08	4,000
10,999	National City Bank Cleveland, FRN, 5.33%, 10/04/07	10,999
5,000	Pricoa Global Funding I, FRN, 5.31%, 06/30/08	5,000
5,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	5,000
7,500	World Savings Bank FSB, FRN, 5.38%, 06/20/08	7,500

		165,496

	Funding Agreement — 0.3%
12,500	Beneficial Life Insurance Co., FRN, 5.40%, 08/31/07	12,500

JPMorgan Core Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Repurchase Agreements — 2.3%
27,591	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $27,594, collateralized by U.S. Government Agency Mortgages	27,591
27,500	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $27,504, collateralized by U.S. Government Agency Mortgages	27,500
27,500	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $27,504, collateralized by U.S. Government Agency Mortgages	27,500

		82,591

	Total Investments of Cash Collateral for Securities on Loan (Cost $282,114)	282,114

	Total Investments — 107.5% (Cost $4,007,904)	3,939,259
	Liabilities in Excess of Other Assets — (7.5)%	(275,517)

	NET ASSETS — 100.0%	$3,663,742

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, and when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007
GO	General Obligation

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate may be subject to a cap and a floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007 iable.
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,760
Aggregate gross unrealized depreciation	(98,405)

Net unrealized appreciation/depreciation	$(68,645)

Federal income tax cost of investments	$4,007,904

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Long-Term Investments — 96.1%
	Asset-Backed Securities — 1.3%
314	BankBoston Home Equity Loan Trust, Series 1998-1, Class A6, 6.35%, 02/25/13	314
1,500	Capital One Prime Auto Receivables Trust, Series 2006-2, Class A3, 4.98%, 09/15/10	1,493
1,160	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,141
500	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, FRN, 7.02%, 01/25/35 (i)	478
180	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	179
6,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	5,973
	Long Beach Mortgage Loan Trust,
250	Series 2004-2, Class B, FRN, 7.69%, 06/25/34 (e) (i)	238
250	Series 2004-5, Class M6, FRN, 7.82%, 09/25/34	238
1,000	MBNA Credit Card Master Note Trust, Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,037
7	Residential Asset Mortgage Products, Inc., Series 2001-R53, Class A14, SUB, 6.79%, 10/25/31	7
7	Security Pacific Acceptance Corp., Series 1995-1, Class A3, 7.25%, 05/10/17	7
1,155	Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,155

	Total Asset-Backed Securities (Cost $12,285)	12,260

	Collateralized Mortgage Obligations — 34.1%
	Agency CMO — 21.9%
1,638	Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	1,624
	Federal Home Loan Mortgage Corp., REMICS,
89	Series 11, Class D, 9.50%, 07/15/19	93
39	Series 38, Class D, 9.50%, 05/15/20	41
21	Series 81, Class A, 8.13%, 11/15/20	21
49	Series 84, Class F, 9.20%, 10/15/20	52
27	Series 109, Class I, 9.10%, 01/15/21	27
9	Series 198, Class Z, 8.50%, 09/15/22	9
370	Series 201, Class Z, 8.00%, 02/15/23	369
116	Series 1254, Class N, 8.00%, 04/15/22	116
349	Series 1316, Class Z, 8.00%, 06/15/22	362
99	Series 1343, Class LB, 7.50%, 08/15/22	99
209	Series 1456, Class Z, 7.50%, 01/15/23	212
1,251	Series 1538, Class J, 6.50%, 06/15/08	1,248
1,000	Series 1543, Class VN, 7.00%, 07/15/23	1,027
71	Series 1556, Class H, 6.50%, 08/15/13	72
125	Series 1561, Class J, 6.50%, 08/15/08	125
420	Series 1577, Class PV, 6.50%, 09/15/23	428
233	Series 1595, Class D, 7.00%, 10/15/13	238
170	Series 1611, Class JC, IF 10.00%, 08/15/23	177
2,964	Series 1628, Class LZ, 6.50%, 12/15/23	3,020
377	Series 1630, Class PJ, 6.00%, 05/15/23	377
1,000	Series 1630, Class PK, 6.00%, 11/15/23	1,006

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

784	Series 1637, Class G, 6.00%, 06/15/23	783
235	Series 1667, Class B, 6.00%, 01/15/09	235
16	Series 1671, Class QC, IF, 10.00%, 02/15/24	18
318	Series 1796, Class B, 6.50%, 12/15/08	318
289	Series 2022, Class PE, 6.50%, 01/15/28	294
1,780	Series 2036, Class PG, 6.50%, 01/15/28	1,825
1,669	Series 2055, Class OE, 6.50%, 05/15/13	1,689
271	Series 2089, Class PJ, IO, 7.00%, 10/15/28	67
7,374	Series 2091, Class PG, 6.00%, 11/15/28	7,415
726	Series 2123, Class PE, 6.00%, 12/15/27	726
219	Series 2132, Class PD, 6.00%, 11/15/27	219
121	Series 2161, Class PG, 6.00%, 04/15/28	121
759	Series 2201, Class C, 8.00%, 11/15/29	784
264	Series 2261, Class ZY, 7.50%, 10/15/30	267
478	Series 2297, Class NB, 6.00%, 03/15/16	482
416	Series 2310, Class Z, 6.00%, 04/15/31	420
158	Series 2313, Class LA, 6.50%, 05/15/31	161
3,752	Series 2330, Class PE, 6.50%, 06/15/31	3,843
1,435	Series 2344, Class QG, 6.00%, 08/15/16	1,446
1,548	Series 2345, Class PQ, 6.50%, 08/15/16	1,576
1,291	Series 2368, Class TG, 6.00%, 10/15/16	1,301
2,529	Series 2394, Class MC, 6.00%, 12/15/16	2,550
958	Series 2399, Class PG, 6.00%, 01/15/17	969
300	Series 2410, Class QB, 6.25%, 02/15/32	303
1,000	Series 2430, Class WF, 6.50%, 03/15/32	1,026
2,000	Series 2466, Class DH, 6.50%, 06/15/32	2,047
2,000	Series 2543, Class YX, 6.00%, 12/15/32	1,993
1,401	Series 2557, Class WJ, 5.00%, 07/15/14	1,392
677	Series 2564, Class BM, 4.50%, 02/15/33	638
407	Series 2602, Class BX, 3.50%, 12/15/22	377
1,515	Series 2613, Class H, 4.50%, 05/15/18	1,405
2,000	Series 2617, Class GR, 4.50%, 05/15/18	1,878
5,962	Series 2636, Class Z, 4.50%, 06/15/18	5,579
1,156	Series 2656, Class AC, 6.00%, 08/15/33	1,162
1,069	Series 2668, Class SB, IF, 2.47%, 10/15/15	955
3,500	Series 2686, Class GB, 5.00%, 05/15/20	3,458
5,000	Series 2708, Class N, 4.00%, 11/15/18	4,505
2,000	Series 2716, Class UN, 4.50%, 12/15/23	1,820
581	Series 2755, Class SA, IF, 3.56%, 05/15/30	528
1,800	Series 2756, Class NA, 5.00%, 02/15/24	1,736
3,000	Series 2762, Class LD, 5.00%, 10/15/27	2,960
2,000	Series 2764, Class OE, 4.50%, 03/15/19	1,871
2,000	Series 2764, Class UC, 5.00%, 05/15/27	1,974
1,142	Series 2776, Class SK, IF, 1.10%, 04/15/34	694
302	Series 2811, Class PO, PO, 06/15/34	234
451	Series 2827, Class SQ, FRN, 7.50%, 01/15/19	452
5,960	Series 2888, Class IN, IO, 5.00%, 10/15/18	795
808	Series 2958, Class KB, 5.50%, 04/15/35	807
982	Series 3059, Class B, 5.00%, 02/15/35	909
1,000	Series 3064, Class OG, 5.50%, 06/15/34	984
1,825	Series 3117, Class EO, PO, 02/15/36	1,379
3,303	Series 3134, Class PO, PO, 03/15/36	2,451
951	Series 3138, Class PO, PO, 04/15/36	698
1,897	Series 3152, Class MO, 03/15/36	1,338
473	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.50%, 02/25/43	480
	Federal Home Loan Mortgage Corp.-Government National Mortgage Association,
407	Series 23, Class KZ, 6.50%, 11/25/23	415
2,783	Series 24, Class J, 6.25%, 11/25/23	2,792

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)		Security Description	Value ($)

393		Series 31, Class Z, 8.00%, 04/25/24	414
		Federal National Mortgage Association, REMICS,
29		Series 1988-13, Class C, 9.30%, 05/25/18	31
298		Series 1989-72, Class E, 9.35%, 10/25/19	321
10		Series 1989-98, Class H, 11.50%, 12/25/19	11
19		Series 1990-1, Class D, 8.80%, 01/25/20	20
25		Series 1990-110, Class H, 8.75%, 09/25/20	26
17		Series 1990-117, Class E, 8.95%, 10/25/20	18
165		Series 1991-141, Class PZ, 8.00%, 10/25/21	174
84		Series 1992-31, Class M, 7.75%, 03/25/22	89
-(h	)	Series 1992-78, Class H, 7.50%, 06/25/07	-(h	)
95		Series 1992-79, Class Z, 9.00%, 06/25/22	103
99		Series 1992-101, Class J, 7.50%, 06/25/22	100
980		Series 1992-188, Class PZ, 7.50%, 10/25/22	1,016
72		Series 1993-23, Class PZ, 7.50%, 03/25/23	75
65		Series 1993-55, Class K, 6.50%, 05/25/08	65
387		Series 1993-56, Class PZ, 7.00%, 05/25/23	399
389		Series 1993-60, Class Z, 7.00%, 05/25/23	401
687		Series 1993-79, Class PL, 7.00%, 06/25/23	709
46		Series 1993-86, Class H, 6.50%, 06/25/08	46
1,118		Series 1993-141, Class Z, 7.00%, 08/25/23	1,146
580		Series 1993-149, Class M, 7.00%, 08/25/23	599
508		Series 1993-160, Class AJ, 6.50%, 04/25/23	510
1,741		Series 1993-160, Class ZA, 6.50%, 09/25/23	1,797
192		Series 1993-165, Class SA, IF, 6.00%, 09/25/23	192
332		Series 1993-175, Class PG, 6.50%, 09/25/08	333
21		Series 1993-205, Class H, PO, 09/25/23	17
120		Series 1993-255, Class E, 7.10%, 12/25/23	127
485		Series 1993-257, Class C, PO, 06/25/23	431
1,030		Series 1994-1, Class L, 6.50%, 01/25/14	1,044
4,199		Series 1994-23, Class PX, 6.00%, 08/25/23	4,210
989		Series 1994-28, Class K, 6.50%, 08/25/23	990
36		Series 1994-32, Class Z, 6.50%, 03/25/09	36
279		Series 1994-65, Class PK, PO, 04/25/24	225
381		Series 1995-4, Class Z, 7.50%, 10/25/22	409
93		Series 1995-19, Class K, 6.50%, 09/25/08	93
649		Series 1995-19, Class Z, 6.50%, 11/25/23	682
269		Series 1996-59, Class K, 6.50%, 07/25/23	272
300		Series 1997-11, Class E, 7.00%, 03/18/27	310
125		Series 1997-27, Class J, 7.50%, 04/18/27	130
500		Series 1997-42, Class EG, 8.00%, 07/18/27	552
1,963		Series 1997-63, Class ZA, 6.50%, 09/18/27	2,011
2,130		Series 1999-47, Class JZ, 8.00%, 09/18/29	2,296
836		Series 2000-8, Class Z, 7.50%, 02/20/30	873
1,613		Series 2001-4, Class PC, 7.00%, 03/25/21	1,662
1,098		Series 2001-5, Class OW, 6.00%, 03/25/16	1,105
1,000		Series 2002-11, Class QG, 5.50%, 03/25/17	995
5,000		Series 2002-18, Class PC, 5.50%, 04/25/17	4,988
1,000		Series 2002-55, Class QE, 5.50%, 09/25/17	990
945		Series 2002-61, Class PE, 5.50%, 05/25/16	942
2,000		Series 2002-74, Class PD, 5.00%, 11/25/15	1,975
2,500		Series 2003-8, Class QD, 5.00%, 09/25/16	2,455
2,000		Series 2003-47, Class PE, 5.75%, 06/25/33	1,943
496		Series 2003-60, Class DA, 4.25%, 06/25/21	476
2,615		Series 2003-73, Class GA, 3.50%, 05/25/31	2,436
2,000		Series 2003-83, Class PG, 5.00%, 06/25/23	1,930
120		Series 2003-91, Class SD, IF, 3.63%, 09/25/33	105
2,000		Series 2003-106, Class WE, 4.50%, 11/25/22	1,858
1,000		Series 2003-128, Class KE, 4.50%, 01/25/14	972

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

9,247	Series 2003-128, Class NG, 4.00%, 01/25/19	8,334
1,000	Series 2004-8, Class GD, 4.50%, 10/25/32	931
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	894
224	Series 2004-22, Class A, 4.00%, 04/25/19	206
1,000	Series 2004-53, Class NC, 5.50%, 07/25/24	986
1,000	Series 2004-101, Class PD, 5.00%, 06/25/30	970
2,080	Series 2005-48, Class OM, 5.00%, 03/25/30	2,037
2,275	Series 2005-59, Class PC, 5.50%, 03/25/31	2,251
6,800	Series 2005-68, Class BC, 5.25%, 06/25/35	6,526
4,360	Series 2005-68, Class JK, 5.25%, 05/25/35	4,285
2,500	Series 2005-84, Class XM, 5.75%, 10/25/35	2,510
5,000	Series 2005-110, Class GJ, 5.50%, 11/25/30	4,979
1,000	Series 2005-116, Class PB, 6.00%, 04/25/34	1,009
1,045	Series 2006-22, Class AO, PO, 04/25/36	748
2,244	Series 2006-59, Class QO, PO, 01/25/33	1,695
2,500	Series 2006-77, Class PC, 6.50%, 08/25/36	2,586
2,137	Series 2006-110, Class PO, PO, 11/25/36	1,495
65	Series G-29, Class O, 8.50%, 09/25/21	67
432	Series G92-15, Class Z, 7.00%, 01/25/22	438
44	Series G92-30, Class Z, 7.00%, 06/25/22	45
94	Series G92-62, Class B, PO, 10/25/22	76
690	Federal National Mortgage Association Whole Loan, Series 2004-W2, Class 2A2, 7.00%, 02/25/44	710
	Government National Mortgage Association,
332	Series 1997-7, Class ZA, 9.00%, 05/16/27	357
411	Series 1997-8, Class PN, 7.50%, 05/16/27	423
99	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	108
985	Series 1999-44, Class ZG, 8.00%, 12/20/29	1,023
1,948	Series 2000-1, Class PK, 8.00%, 01/16/30	2,024
576	Series 2000-9, Class Z, 8.00%, 06/20/30	596
499	Series 2000-26, Class Z, 7.75%, 09/20/30	502
2,762	Series 2002-4, Class TD, 7.00%, 01/20/32	2,884
2,571	Series 2002-45, Class QE, 6.50%, 06/20/32	2,639
135	Series 2002-47, Class HM, 6.00%, 07/16/32	137
4,259	Series 2003-4, Class TI, IO, 5.50%, 05/16/31	594
16,552	Series 2004-59, Class SG, IO, 1.18%, 07/20/34	772
18,340	Series 2004-68, Class SA, IO, 1.48%, 05/20/31	809
115	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	105
	Vendee Mortgage Trust,
1,879	Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,928
5,051	Series 1998-1, Class 2E, 7.00%, 09/15/27	5,168
341	Series 1999-1, Class 2Z, 6.50%, 01/15/29	348

		202,617

	Non-Agency CMO — 12.2%
469	ABN AMRO Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	446
4,943	American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.84%, 09/25/35	4,827
	Banc of America Funding Corp.,
1,500	Series 2005-5, Class 3A5, 5.50%, 08/25/35	1,416
929	Series 2005-7, Class 30PO, PO, 11/25/35	624
3,557	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	3,521
	Banc of America Mortgage Securities,
1,335	Series 2003-7, Class A2, 4.75%, 09/25/18	1,302
1,172	Series 2004-2, Class 2A4, 5.50%, 03/25/34	1,146
6,082	Series 2004-3, Class 2A1, 5.50%, 04/25/34	5,941
1,000	Series 2004-7, Class 2A2, 5.75%, 08/25/34	986
596	Series 2004-8, Class XPO, PO, 10/25/34	405
143	Series 2004-11, Class 15PO, PO, 01/25/20	113

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

491	Series 2005-1, Class 15PO, PO, 02/25/20	377
504	Series 2005-1, Class 1A17, 5.50%, 02/25/35	476
618	Series 2005-10, Class 15PO, PO, 11/25/20	474
860	Series 2005-11, Class 15PO, PO, 12/25/20	639
1,300	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,289
21	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, VAR, 6.65%, 03/25/31	21
	BHN II Mortgage Trust,
439	Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	4
607	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	6
2,198	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.25%, 09/25/33	2,141
2,484	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,426
285	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class PO3, PO, 12/25/18	223
	Countrywide Alternative Loan Trust,
1,336	Series 2003-J3, Class 2A1, 6.25%, 12/25/33	1,331
4,697	Series 2004-16CB, Class 2A2, 5.00%, 08/25/19	4,604
1,856	Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	1,846
1,581	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,566
800	Series 2005-23CB, Class A2, 5.50%, 07/25/35	748
5,000	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	4,893
2,000	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,916
81	Series 2005-J1, Class 4A1, 6.00%, 08/25/17	81
649	Series 2005-J6, Class 2A1, 5.50%, 07/25/25	642
100	Series 2005-J7, Class 1A9, 5.50%, 07/25/35	96
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,003	Series 2002-32, Class 1A18, 6.00%, 01/25/33	2,999
452	Series 2002-35, Class 2A10, 6.00%, 02/25/33	450
300	Series 2002-39, Class A17, 5.00%, 02/25/33	297
310	Series 2003-J7, Class 2A13, 5.00%, 08/25/33	279
173	Series 2005-13, Class A1, 5.50%, 06/25/35	172
3,630	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	3,589
	CS First Boston Mortgage Securities Corp.,
1,000	Series 2005-1, Class 1A16, 5.50%, 02/25/35	959
881	Series 2005-10, Class 6A13, 5.50%, 11/25/35	762
500	Series 2005-10, Class 10A4, 6.00%, 11/25/35	494
270	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-3 Class 4APO, PO, 06/25/35	196
1,228	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, FRN, 5.30%, 09/25/34	1,220
1,392	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	1,379
1,200	GSR Mortgage Loan Trust, Series 2004-6F, Class 3A4, 6.50%, 05/25/34	1,221
55	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A1, 5.50%, 08/25/33	55
1,038	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,020
	MASTR Alternative Loans Trust,
516	Series 2003-8, Class 3A1, 5.50%, 12/25/33	509
123	Series 2004-6, Class 6A1, 6.50%, 07/25/34	124
326	Series 2004-7, Class 30PO, PO, 08/25/34	239
141	Series 2004-7, Class 3A1, 6.50%, 08/25/34	143
1,837	Series 2004-8, Class 6A1, 5.50%, 09/25/19	1,834
3,776	Series 2004-10, Class 1A1, 4.50%, 09/25/19	3,589
821	Series 2004-11, Class 8A3, 5.50%, 10/25/19	819

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

146	Series 2005-1, Class 5A1, 5.50%, 01/25/20	144
	MASTR Asset Securitization Trust,
1,497	Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,487
314	Series 2003-6, Class 8A1, 5.50%, 07/25/33	305
1,314	Series 2003-10, Class 3A1, 5.50%, 11/25/33	1,272
1,220	Series 2003-11, Class 3A1, 4.50%, 12/25/18	1,161
353	Series 2004-6, Class 15PO, PO, 07/25/19	281
705	Series 2004-8, Class PO, PO, 08/25/19	555
878	Series 2004-10, Class 1A1, 4.50%, 10/25/19	835
827	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	577
948	MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	952
654	Nomura Asset Acceptance Corp., Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	662
	Paine Webber CMO Trust,
25	Series H, Class 4, 8.75%, 04/01/18	27
2	Series J, Class 3, 8.80%, 05/01/18	2
26	Series L, Class 4, 8.95%, 07/01/18	27
	Residential Accredit Loans, Inc.,
2,355	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,283
1,550	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,524
1,227	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	1,207
4,000	Series 2005-QS5, Class A4, 5.75%, 04/25/35	3,790
	Residential Funding Mortgage Securities I,
1,405	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,320
2,375	Series 2004-S4, Class 2A7, 4.50%, 04/25/19	2,304
1,308	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,311
3,276	Series 2006-S1, Class 1A8, 5.75%, 01/25/36	2,975
1,002	Residential Funding Securities Corp., Series 2003-RM2, Class AII, 5.00%, 05/25/18	985
260	Structured Asset Securities Corp, Series 2003-21, Class 1A3, 5.50%, 07/25/33	258
300	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	292
	Washington Mutual Mortgage Pass-Through Certificate,
1,705	Series 2002-S4, Class A4, 6.50%, 10/19/29	1,711
1,341	Series 2002-S8, Class 2A7, 5.25%, 01/25/18	1,312
597	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	586
1,356	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	1,330
	Wells Fargo Mortgage Backed Securities Trust,
208	Series 2003-8, Class A9, 4.50%, 08/25/18	197
487	Series 2003-10, Class A1, 4.50%, 09/25/18	464
500	Series 2003-11, Class 1A4, 4.75%, 10/25/18	489
412	Series 2003-17, Class 2A9, PO, 01/25/34	201
987	Series 2003-18, Class A1, 5.50%, 12/25/33	971
1,246	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	1,226
316	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	310
1,964	Series 2004-Q, Class 2A2, FRN, 4.88%, 09/25/34	1,939
2,000	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,943
320	Series 2004-DD, Class 2A8, FRN, 4.50%, 01/25/35	315
2,023	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,990
2,175	Series 2005-9, Class 2A10, 5.25%, 10/25/35	1,975

		112,370

	Total Collateralized Mortgage Obligations (Cost $318,090)	314,987

	Commercial Mortgage-Backed Securities — 2.3%
2,000	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	1,962

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Bear Stearns Commercial Mortgage Securities,
450	Series 2000-WF1, Class A1, 7.64%, 02/15/32	457
1,000	Series 2004-T14, Class A3, 4.80%, 01/12/41	979
2,570	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	2,553
	DLJ Commercial Mortgage Corp.,
4,405	Series 1999-CG2, Class A1B, 7.30%, 06/10/32	4,531
1,960	Series 2000-CF1, Class A1B, 7.62%, 06/10/33	2,058
1,325	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	1,373
1,750	Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A4, VAR, 5.29%, 01/12/44	1,709
1,750	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	1,733
2,201	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	2,216
2,000	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	1,935

	Total Commercial Mortgage-Backed Securities (Cost $21,897)	21,506

	Corporate Bonds — 27.6%
	Aerospace & Defense — 0.5%
150	Esterline Technologies Corp., 6.63%, 03/01/17 (e)	152
750	L-3 Communications Corp., Series B, 6.38%, 10/15/15	748
400	Loral Corp., 7.00%, 09/15/23	439
750	Moog, Inc., 6.25%, 01/15/15	750
1,000	Northrop Grumman Corp., 7.13%, 02/15/11	1,055
500	Sequa Corp., Series B, 8.88%, 04/01/08	509
1,122	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	1,152

		4,805

	Air Freight & Logistics — 0.5%
	FedEx Corp.,
1,000	9.65%, 06/15/12	1,170
3,179	Series A-1, 7.85%, 01/30/15	3,346

		4,516

	Airlines — 0.6%
992	American Airlines, Inc., Series A2, 10.18%, 01/02/13	1,032
	Continental Airlines, Inc.,
402	7.88%, 07/02/18	418
566	9.80%, 04/01/21	628
	Delta Air Lines, Inc.,
225	7.11%, 03/18/13	233
624	Series K, 10.00%, 12/05/14 (d) (e)	624
	NWA Trust,
588	Series A, 9.25%, 06/21/14 (d)	608
1,469	Series B, 10.23%, 06/21/14 (d)	1,550

		5,093

	Automobiles — 0.2%
2,000	DaimlerChrysler NA Holding Corp., 7.30%, 01/15/12	2,135

	Beverages — 0.1%
400	Coca-Cola Enterprises, Inc., 6.95%, 11/15/26	439

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

500	Constellation Brands, Inc., 7.25%, 05/15/17 (e)	503

		942

	Capital Markets — 2.8%
	Bear Stearns Cos., Inc. (The),
1,000	3.25%, 03/25/09	964
2,000	4.50%, 10/28/10	1,942
	Credit Suisse USA, Inc.,
500	5.50%, 08/15/13	501
1,690	6.13%, 11/15/11	1,735
500	6.50%, 04/01/08	504
1,000	FMR Corp., 4.75%, 03/01/13 (e)	965
	Goldman Sachs Group, Inc. (The),
650	5.15%, 01/15/14	631
780	5.25%, 10/15/13	766
2,000	6.60%, 01/15/12	2,081
1,500	6.88%, 01/15/11	1,568
	Lehman Brothers Holdings, Inc.,
235	3.60%, 03/13/09	227
1,000	4.00%, 01/22/08	990
1,000	5.75%, 05/17/13	1,007
295	8.50%, 08/01/15	345
	Merrill Lynch & Co., Inc.,
1,100	4.79%, 08/04/10	1,079
2,750	Series B, 3.13%, 07/15/08	2,683
1,900	Series C, 4.13%, 01/15/09	1,861
	Morgan Stanley,
1,750	4.25%, 05/15/10	1,697
1,000	5.30%, 03/01/13	985
1,000	6.60%, 04/01/12	1,042
1,850	6.75%, 04/15/11	1,927

		25,500

	Chemicals — 0.7%
600	Chemtura Corp., 6.88%, 06/01/16	592
1,000	Dow Capital BV (Netherlands), 8.50%, 06/08/10	1,075
355	Dow Chemical Co. (The), 7.38%, 11/01/29	390
250	Eastman Chemical Co., 7.60%, 02/01/27	271
735	Monsanto Co., 7.38%, 08/15/12	794
	Mosaic Co. (The),
625	7.38%, 12/01/14 (e)	652
125	7.63%, 12/01/16 (e)	133
960	Potash Corp. of Saskatchewan (Canada) 7.75%, 05/31/11	1,033
1,000	Praxair, Inc., 6.38%, 04/01/12	1,036
500	Westlake Chemical Corp., 6.63%, 01/15/16	492

		6,468

	Commercial Banks — 3.6%
5,000	Bank of Scotland (United Kingdom), to 11/20/07; thereafter VAR, 7.00%, 11/29/49 (e)	5,035
250	Bankers Trust Corp., 7.25%, 10/15/11	266

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

1,000	BB&T Corp., 6.50%, 08/01/11	1,038
1,750	Branch Banking & Trust Co., 4.88%, 01/15/13	1,692
1,000	Fifth Third Bancorp, 5.45%, 01/15/17	979
1,000	FleetBoston Financial Corp., 7.38%, 12/01/09	1,047
400	HSBC Holdings plc (United Kingdom), 7.35%, 11/27/32	452
2,000	Huntington National Bank (The), 8.00%, 04/01/10	2,120
700	Key Bank NA, 5.70%, 08/15/12	704
1,740	Marshall & Ilsley Corp., 4.38%, 08/01/09	1,705
500	Mellon Funding Corp., 6.38%, 02/15/10	515
1,500	National City Bank, 4.63%, 05/01/13	1,428
1,500	National Westminster Bank plc (United Kingdom), 7.38%, 10/01/09	1,560
750	PNC Funding Corp., 5.25%, 11/15/15	727
825	Popular North America, Inc., 4.25%, 04/01/08	814
2,035	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,982
2,500	SunTrust Banks, Inc., 6.00%, 02/15/26	2,493
500	UnionBanCal Corp., 5.25%, 12/16/13	488
2,000	US Bancorp, 7.50%, 06/01/26	2,336
2,110	Wachovia Bank N.A., 5.60%, 03/15/16	2,101
	Wells Fargo & Co.,
1,000	4.20%, 01/15/10	974
1,100	5.30%, 08/26/11	1,096
500	6.38%, 08/01/11	517
1,000	Wells Fargo Bank N.A., 6.45%, 02/01/11	1,034

		33,103

	Commercial Services & Supplies — 0.5%
1,009	Allied Waste North America, Inc., Series B, 7.13%, 05/15/16	1,038
750	Corrections Corp. of America, 6.25%, 03/15/13	742
250	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	250
530	Phoenix Color Corp., 13.00%, 02/01/09	532
300	Pitney Bowes, Inc., 3.88%, 06/15/13	272
	Quebecor World Capital Corp (Canada),
500	6.13%, 11/15/13	470
500	8.75%, 03/15/16 (e)	516
750	United Rentals North America, Inc., 6.50%, 02/15/12	756

		4,576

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Communications Equipment — 0.1%
930	Cisco Systems, Inc., 5.50%, 02/22/16	919

	Computers & Peripherals — 0.3%
500	Hewlett-Packard Co., 5.40%, 03/01/17	489
	International Business Machines Corp.,
1,000	5.39%, 01/22/09	999
650	7.00%, 10/30/25	730
200	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	198

		2,416

	Consumer Finance — 1.3%
1,500	American Express Credit Corp., 3.00%, 05/16/08	1,467
200	Capital One Bank, 4.88%, 05/15/08	199
500	Capital One Financial Corp., 6.25%, 11/15/13	511
1,500	Ford Motor Credit Co., 7.38%, 10/28/09	1,505
1,500	General Motors Acceptance Corp., 7.25%, 03/02/11	1,529
	HSBC Finance Corp.,
1,000	5.00%, 06/30/15	951
2,200	5.88%, 02/01/09	2,215
500	6.38%, 11/27/12	517
1,000	6.50%, 11/15/08	1,014
1,000	John Deere Capital Corp., Series D, 4.63%, 04/15/09	986
350	MBNA America Bank NA, 5.38%, 01/15/08	350
1,225	SLM Corp., 4.00%, 01/15/10	1,163

		12,407

	Containers & Packaging — 0.2%
750	Ball Corp., 6.88%, 12/15/12	767
	Owens Brockway Glass Container, Inc.,
250	7.75%, 05/15/11	259
440	8.88%, 02/15/09	450

		1,476

	Diversified Consumer Services — 0.1%
500	Service Corp International, 6.75%, 04/01/15 (e)	505
500	Stewart Enterprises, Inc., 6.25%, 02/15/13	492

		997

	Diversified Financial Services — 2.9%
	Associates Corp., N.A.,
2,000	8.15%, 08/01/09	2,111
500	Series B, 7.95%, 02/15/10	532
	Bank of America Corp.,
1,000	7.40%, 01/15/11	1,064
2,900	7.80%, 02/15/10	3,073
500	7.80%, 09/15/16	574
1,500	Series F, 6.98%, 03/07/37	1,696

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Caterpillar Financial Services Corp.,
1,500	Series F, 3.45%, 01/15/09	1,456
1,200	Series F, 4.50%, 09/01/08	1,186
	CIT Group, Inc.,
1,000	5.00%, 02/01/15	939
1,325	6.88%, 11/01/09	1,364
	General Electric Capital Corp.,
500	Series A, 3.50%, 05/01/08	492
885	Series A, 4.25%, 01/15/08	879
1,000	Series A, 4.38%, 11/21/11	960
1,750	Series A, 5.88%, 02/15/12	1,779
2,700	Series A, 6.00%, 06/15/12	2,759
1,750	Series A, 6.13%, 02/22/11	1,790
1,100	Series A, 6.75%, 03/15/32	1,219
	International Lease Finance Corp.,
190	4.50%, 05/01/08	188
210	5.88%, 05/01/13	212
400	National Rural Utilities Cooperative Finance Corp., Series C, 7.25%, 03/01/12	429
400	Stena AB (Sweden), 7.50%, 11/01/13	408
1,615	Textron Financial Corp., 4.60%, 05/03/10	1,581

		26,691

	Diversified Telecommunication Services — 1.2%
2,000	Bell Telephone Co. of Pennsylvania, 8.35%, 12/15/30	2,329
	BellSouth Corp.,
1,285	5.20%, 09/15/14	1,248
100	6.88%, 10/15/31	105
1,000	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	1,099
500	New York Telephone Co., 6.13%, 01/15/10	506
466	Nynex Corp., 9.55%, 05/01/10	484
1,000	Qwest Corp., 7.88%, 09/01/11	1,057
	Sprint Capital Corp.,
1,000	7.63%, 01/30/11	1,059
370	8.38%, 03/15/12	405
800	8.75%, 03/15/32	922
500	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	483
1,250	TELUS Corp. (Canada), 8.00%, 06/01/11	1,337
267	United Telephone Co. of Florida, Series HH, 8.38%, 01/15/25	293

		11,327

	Electric Utilities — 1.5%
625	AES Corp. (The), 8.75%, 05/15/13 (e)	663
1,250	Carolina Power & Light Co., 5.13%, 09/15/13	1,224
1,000	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	1,000
1,000	Consolidated Edison Co. of New York, Inc., 4.70%, 06/15/09	986
500	Edison Mission Energy, 7.00%, 05/15/17 (e)	498

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

2,400	Exelon Corp., 6.75%, 05/01/11	2,484
438	FPL Energy National Wind, 6.13%, 03/25/19 (e)	428
594	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	601
	Nevada Power Co.,
125	6.50%, 04/15/12	128
375	Series A, 8.25%, 06/01/11	407
1,000	Northeast Utilities, Series B, 3.30%, 06/01/08	976
900	NorthWestern Corp., 5.88%, 11/01/14	881
250	Pacificorp, Series F 7.24%, 08/16/23	276
1,400	PSEG Power LLC, 7.75%, 04/15/11	1,501
750	Sierra Pacific Power Co., 6.25%, 04/15/12	760
600	Texas-New Mexico Power Co., 6.13%, 06/01/08	602
500	TXU Corp., Series P, 5.55%, 11/15/14	444

		13,859

	Electrical Equipment — 0.1%
500	Belden, Inc., 7.00%, 03/15/17 (e)	512

	Electronic Equipment & Instruments — 0.2%
370	Arrow Electronics, Inc., 6.88%, 07/01/13	384
1,000	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	967
	NXP BV/NXP Funding LLC,
450	7.88%, 10/15/14 (e)	464
375	FRN, 8.11%, 10/15/13 (e)	386

		2,201

	Energy Equipment & Services — 0.5%
500	Grant Prideco, Inc., Series B, 6.13%, 08/15/15	495
500	Offshore Logistics, Inc., 6.13%, 06/15/13	484
2,087	Oslo Seismic Services, Inc., 8.28%, 06/01/11	2,120
500	PHI, Inc., 7.13%, 04/15/13	490
1,250	Pride International, Inc., 7.38%, 07/15/14	1,287

		4,876

	Food & Staples Retailing — 0.2%
	Kroger Co. (The),
600	7.80%, 08/15/07	602
1,000	8.05%, 02/01/10	1,057
500	Wal-Mart Stores, Inc., 5.25%, 09/01/35	446

		2,105

	Food Products — 0.2%
500	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	532

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

1,000	Grand Metropolitan Investment Corp., 7.45%, 04/15/35	1,157
500	Smithfield Foods, Inc., Series B, 7.75%, 05/15/13	518

		2,207

	Gas Utilities — 0.7%
500	Holly Energy Partners LP, 6.25%, 03/01/15	484
1,000	KeySpan Gas East Corp., 7.88%, 02/01/10	1,059
500	Pacific Energy Partners LP, 7.13%, 06/15/14	522
500	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	511
	SEMCO Energy, Inc.,
200	7.13%, 05/15/08	201
250	7.75%, 05/15/13	257
835	Southern California Gas Co., 4.38%, 01/15/11	806
375	Southern Star Central Corp., 6.75%, 03/01/16	378
1,125	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	1,032
	Williams Partners Finance Corp.,
200	7.25%, 02/01/17	212
500	7.50%, 06/15/11	528

		5,990

	Health Care Providers & Services — 0.2%
350	Fresenius Medical Care Capital Trust, 7.88%, 06/15/11	370
	HCA, Inc.,
160	9.13%, 11/15/14 (e)	174
240	9.25%, 11/15/16 (e)	263
500	Omnicare, Inc., 6.75%, 12/15/13	492
	Ventas Realty LP/Ventas Capital Corp.,
500	9.00%, 05/01/12	559
250	6.63%, 10/15/14	254

		2,112

	Hotels, Restaurants & Leisure — 0.2%
700	Harrah’s Operating Co., Inc., 5.75%, 10/01/17	581
	MGM Mirage, Inc.,
600	6.88%, 04/01/16	574
400	7.63%, 01/15/17	395

		1,550

	Household Durables — 0.2%
1,100	Fortune Brands, Inc., 5.38%, 01/15/16	1,034
1,000	KB Home, 5.75%, 02/01/14	930

		1,964

	Industrial Conglomerates — 0.0% (g)
285	Ingersoll-Rand Co. Ltd. (Bermuda), 7.20%, 06/01/25	299

	Insurance — 1.9%
	American International Group, Inc.,
1,000	4.25%, 05/15/13	935
1,500	5.45%, 05/18/17	1,478

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

1,000	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	981
1,350	Berkshire Hathaway Finance Corp., 4.20%, 12/15/10	1,303
375	Crum & Forster Holdings Corp., 7.75%, 05/01/17 (e)	378
2,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	1,934
1,000	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	954
500	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	491
1,350	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,320
1,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	976
2,015	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,965
1,000	Principal Life Global Funding I, 2.80%, 06/26/08 (e)	970
2,100	Protective Life Secured Trust, 4.00%, 04/01/11	2,003
419	SunAmerica, Inc., 8.13%, 04/28/23	508
1,000	TIAA Global Markets, Inc., 4.13%, 11/15/07 (e)	994
400	Torchmark Corp., 7.88%, 05/15/23	459
275	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	266

		17,915

	IT Services — 0.0% (g)
250	Unisys Corp., 8.00%, 10/15/12	251

	Leisure Equipment & Products — 0.2%
400	Brunswick Corp., 7.38%, 09/01/23	409
400	K2, Inc., 7.38%, 07/01/14	420
650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	645

		1,474

	Machinery — 0.2%
457	Ormat Funding Corp., 8.25%, 12/30/20	467
500	Valmont Industries, Inc., 6.88%, 05/01/14	503
500	Westinghouse Air Brake Co., 6.88%, 07/31/13	505

		1,475

	Materials — 0.0% (g)
375	Georgia Pacific Corp., 7.13%, 01/15/17	374

	Marine — 0.1%
500	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	515

	Media — 1.6%
	CBS Corp.,
700	7.70%, 07/30/10	743

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

750	8.63%, 08/01/12	829
414	CCH I LLC, 11.00%, 10/01/15	450
240	Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	309
850	Comcast Corp., 5.90%, 03/15/16	849
750	Dex Media, Inc., 8.00%, 11/15/13	784
	DirecTV Holdings LLC,
250	8.38%, 03/15/13	264
500	6.38%, 06/15/15	485
250	Ecostar DBS Corp., 7.00%, 10/01/13	256
	Historic TW, Inc.,
375	8.18%, 08/15/07	377
1,000	9.15%, 02/01/23	1,245
400	Idearc, Inc., 8.00%, 11/15/16 (e)	415
800	News America Holdings, Inc., 7.75%, 01/20/24	887
600	News America, Inc., 6.75%, 01/09/38	633
500	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	510
1,500	TCI Communications, Inc., 9.80%, 02/01/12	1,746
1,000	Thomson Corp. (The) (Canada), 4.25%, 08/15/09	971
	Time Warner Entertainment Co. LP,
1,000	8.88%, 10/01/12	1,135
750	10.15%, 05/01/12	885
500	Videotron Ltee (Canada), 6.88%, 01/15/14	505

		14,278

	Metals & Mining — 0.4%
500	AK Steel Corp., 7.88%, 02/15/09	500
370	Alcoa, Inc., 5.55%, 02/01/17	357
86	California Steel Industries, Inc., 6.13%, 03/15/14	83
725	Gibraltar Industries, Inc., 8.00%, 12/01/15	732
1,486	Newmont Gold Co., 8.91%, 01/05/09	1,539
500	Steel Dynamics, Inc., 6.75%, 04/01/15 (e)	497

		3,708

	Multi-Utilities — 0.5%
1,250	Dominion Resources, Inc., Series A, 8.13%, 06/15/10	1,343
1,000	DTE Energy Co., Series A, 6.65%, 04/15/09	1,019
	Duke Energy Corp.,
1,000	4.20%, 10/01/08	983
1,000	5.63%, 11/30/12	1,007

		4,352

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 0.8%
500	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	506
	Chesapeake Energy Corp.,
250	6.88%, 01/15/16	254
500	7.50%, 09/15/13	521
3,000	ConocoPhillips Co., 8.75%, 05/25/10	3,280
1,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14 (e)	1,062
500	Plains Exploration & Production Co., 7.00%, 03/15/17	497
	Premcor Refining Group, Inc. (The),
250	7.50%, 06/15/15	261
500	9.50%, 02/01/13	534
825	Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	863

		7,778

	Paper & Forest Products — 0.2%
100	Abitibi-Consolidated, Inc. (Canada), 8.38%, 04/01/15	89
500	Cascades, Inc. (Canada), 7.25%, 02/15/13	504
500	Domtar, Inc., 7.13%, 08/15/15	503
	International Paper Co.,
256	5.85%, 10/30/12	256
700	6.50%, 11/15/07	702

		2,054

	Personal Products — 0.1%
968	Procter & Gamble Co., Series A 9.36%, 01/01/21	1,189

	Real Estate Investment Trusts (REITs) — 0.1%
	iStar Financial, Inc.,
250	6.00%, 12/15/10	251
250	Series B, 4.88%, 01/15/09	247
750	Thornburg Mortgage, Inc., 8.00%, 05/15/13	743

		1,241

	Real Estate Management & Development — 0.2%
250	ERP Operating LP, 4.75%, 06/15/09	246
750	Forest City Enterprises, Inc., 7.63%, 06/01/15	765
1,055	Socgen Real Estate Co. LLC, VAR, 7.64%, 12/31/49 (e)	1,062

		2,073

	Road & Rail — 0.4%
350	Avis Budget Car Rental LLC, 7.75%, 05/15/16 (e)	363
	Burlington Northern Santa Fe Corp.,
775	6.13%, 03/15/09	783
500	7.13%, 12/15/10	525
851	Series 2002-2, 7.91%, 01/15/20	958
280	Canadian Pacific Ltd. (Canada), 9.45%, 08/01/21	372
350	Union Pacific Corp., 4.88%, 01/15/15	329

		3,330

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

	Semiconductors & Semiconductor Equipment — 0.1%
825	Freescale Semiconductor, Inc., 8.88%, 12/15/14 (e)	826
	MagnaChip Semiconductor SA (Luxembourg),
300	6.88%, 12/15/11	262
300	FRN, 8.60%, 12/15/11	277

		1,365

	Software — 0.1%
1,000	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	970

	Specialty Retail — 0.1%
500	Brown Shoe Co., Inc., 8.75%, 05/01/12	530

	Thrifts & Mortgage Finance — 0.8%
	Countrywide Home Loans, Inc.,
1,000	3.25%, 05/21/08	978
700	Series L, 4.00%, 03/22/11	661
	Washington Mutual, Inc.,
2,375	4.20%, 01/15/10	2,301
1,000	4.38%, 01/15/08	994
2,000	World Savings Bank FSB, 4.50%, 06/15/09	1,962

		6,896

	Tobacco — 0.0% (g)
400	Alliance One International, Inc., 11.00%, 05/15/12	442

	Wireless Telecommunication Services — 0.2%
500	Dobson Cellular Systems, Inc., 8.38%, 11/01/11	532
1,250	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,352
250	Rural Cellular Corp., 8.25%, 03/15/12	263

		2,147

	Total Corporate Bonds (Cost $253,952)	255,403

	Mortgage Pass-Through Securities — 9.5%
	Federal Home Loan Mortgage Corp. Gold Pools,
6,794	4.00%, 08/01/18 - 05/01/19	6,373
735	4.00%, 09/01/33	660
2,484	5.50%, 07/01/35	2,432
546	6.00%, 02/01/29	550
2,117	6.50%, 07/01/14	2,167
2,922	6.50%, 11/01/22	3,010
3,438	6.50%, 01/01/24 - 11/01/36	3,506
635	7.00%, 06/01/09 - 06/01/11	650
1,830	7.00%, 12/01/14 - 01/01/27	1,882
2,162	7.00%, 09/01/24 - 10/01/36 (m)	2,236
223	7.50%, 09/01/10 - 05/01/11	228
322	7.50%, 10/01/19 - 10/01/30	335
1	8.00%, 02/01/08	1
296	8.00%, 08/01/27 - 03/01/30	313
57	8.50%, 01/01/08 - 06/01/10	57
	Federal Home Loan Mortgage Corp. Various Pools,
11	7.50%, 02/01/17 - 06/01/17	11
20	8.00%, 08/01/09 - 02/01/10	20
1	8.25%, 09/01/08	1
1	8.75%, 04/01/08	1
6	9.25%, 05/01/12	6
6	10.25%, 06/01/09	6

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)		Security Description	Value ($)

32		12.00%, 08/01/15 - 07/01/19	35
3		12.50%, 01/01/14	3
1		13.00%, 06/01/14	1
1		13.50%, 01/01/11 - 10/01/12	1
1		14.50%, 12/01/10 - 03/01/11	1
1		14.75%, 03/01/10	1
1		15.00%, 03/01/11	2
		Federal National Mortgage Association Various Pools,
12,969		3.50%, 09/01/18 - 07/01/19	11,863
2,207		3.50%, 09/01/10	2,118
9,530		4.00%, 07/01/18 - 12/01/18	8,941
7,236		4.00%, 09/01/13 (m)	6,975
990		4.50%, 07/01/18	950
5,368		5.00%, 05/01/18 - 11/01/18	5,248
3,564		5.00%, 12/01/32 - 08/01/33	3,389
1,112		5.50%, 08/01/17	1,106
7,815		5.50%, 12/01/28 - 08/01/34	7,653
867		6.00%, 01/01/14	877
1,167		6.00%, 09/01/33 - 01/01/34	1,171
426		6.50%, 05/01/13	437
4,022		6.50%, 11/01/18 - 07/01/36	4,122
1,617		6.50%, 04/01/28 - 08/01/29	1,661
-(h	)	7.00%, 03/01/15	1
14		7.00%, 03/01/28	15
147		7.50%, 02/01/12	149
225		7.50%, 09/01/25 - 03/01/27	235
240		8.00%, 01/01/16	248
486		8.50%, 11/01/11	501
162		8.50%, 12/01/25	172
11		9.00%, 01/01/19 - 04/01/25	11
72		12.50%, 01/01/16	79
960		ARM, 4.15%, 01/01/34	949
1,493		ARM, 4.69%, 05/01/35	1,492
99		ARM, 7.62%, 10/01/33	101
		Government National Mortgage Association Various Pools,
977		6.50%, 02/15/28 - 10/15/29	1,005
328		7.00%, 01/15/23 - 04/15/28	342
273		7.25%, 07/15/21 - 01/15/28	283
424		7.50%, 10/15/22 - 09/15/29	444
12		7.75%, 02/15/27	12
272		8.00%, 10/15/07 - 08/20/28	288
14		8.50%, 11/15/25	16
278		9.00%, 04/15/16 - 01/15/25	300
6		10.00%, 11/15/20	6
4		13.00%, 01/15/15	4

		Total Mortgage Pass-Through Securities (Cost $89,174)	87,653

		Supranational — 0.1%
600		Corp. Andina de Fomento (Supranational), 5.20%, 05/21/13 (Cost $599)	584

		U.S. Government Agency Securities — 2.4%
1,500		Federal Home Loan Bank System, 5.09%, 10/07/08	1,496
88		Federal Housing Authority, 7.43%, 08/01/20	88
		Federal National Mortgage Association,
7,500		6.13%, 03/15/12	7,794
1,935		6.25%, 02/01/11	2,004

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

2,000	8.20%, 03/10/16	2,413
	Resolution Funding Corp.,
10,000	Zero Coupon, 04/15/19	5,409
5,000	Zero Coupon, 10/15/19	2,629

	Total U.S. Government Agency Securities (Cost $21,266)	21,833

	U.S. Treasury Obligations — 17.3%
	U.S. Treasury Bonds,
6,100	7.13%, 02/15/23	7,418
2,700	7.25%, 08/15/22	3,308
8,275	8.00%, 11/15/21	10,717
12,685	8.13%, 05/15/21 (m)	16,510
12,300	8.13%, 08/15/21	16,049
8,925	8.88%, 08/15/17 (m)	11,701
13,000	9.00%, 11/15/18 (m)	17,499
7,125	9.13%, 05/15/18 (m)	9,598
1,385	10.38%, 11/15/12	1,417
1,250	11.25%, 02/15/15	1,754
	U.S. Treasury Bonds Coupon STRIPS,
3,500	11/15/14	2,438
1,000	02/15/13	762
2,425	11/15/15	1,605
3,900	05/15/16	2,519
11,290	05/15/17	6,898
6,875	11/15/17	4,098
1,040	05/15/18	602
308	05/15/13	232
1,270	U.S. Treasury Inflation Indexed Bonds, 3.63%, 04/15/28	1,497
2,504	U.S. Treasury Inflation Indexed Notes, 3.88%, 01/15/09	2,554
	U.S. Treasury Notes,
1,670	3.88%, 09/15/10	1,621
1,600	3.88%, 02/15/13	1,524
5,100	4.25%, 08/15/13	4,944
9,660	4.38%, 12/15/10	9,512
3,400	4.75%, 03/31/11	3,388
6,000	4.88%, 05/15/09	5,996
5,000	4.88%, 05/31/11	5,005
9,000	5.63%, 05/15/08	9,046

	Total U.S. Treasury Obligations (Cost $148,757)	160,212

	Municipal Bond — 0.2%
1,960	State of Illinois, Taxable Pension, GO, 5.10%, 06/01/33 (Cost $1,960)	1,821

	Foreign Government Securities — 0.8%
475	Canada Housing Trust No 1 (Canada), 3.55%, 09/15/10	429
2,500	Denmark Government Bond (Denmark), 4.00%, 11/15/15	438
750	Deutsche Bundesrepublik (Germany), 2.50%, 10/08/10	951
	Government of New Zealand (New Zealand),
500	6.00%, 07/15/08	363
500	6.00%, 11/15/11	356
	United Mexican States (Mexico),
430	4.63%, 10/08/08	425
1,300	6.38%, 01/16/13	1,357

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)		Security Description	Value ($)

200		6.63%, 03/03/15	214
1,350		Series A, 7.50%, 04/08/33	1,630
		U.K. Treasury Gilt (United Kingdom),
105		4.25%, 06/07/32	194
275		5.00%, 03/07/08	542
125		5.00%, 03/07/25	248

		Total Foreign Government Securities (Cost $6,652)	7,147

Shares

		Common Stocks — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
1		AboveNet, Inc. (a)	69
-(h	)	XO Holdings, Inc. (a)	2

			71

		Hotels, Restaurants & Leisure — 0.0% (g)
5		Bally Total Fitness Holding Corp. (a) (i)	3

		Media — 0.0% (g)
31		Cebridge Connections Holdings LLC (a) (i)	307

		Wireless Telecommunication Services — 0.0% (g)
-(h	)	Sprint Nextel Corp.	-(h	)

		Total Common Stocks (Cost $1,881)	381

		Preferred Stock — 0.1%
		Construction Materials — 0.1%
36		Oglebay Norton Co. 14.80% (a) (Cost $295)	861

Principal Amount($)

		Loan Participations — 0.4%
		Automobiles — 0.2%
1,500		Ford Term Loan B, 8.36%, 06/15/07	1,513

		Chemicals — 0.0% (g)
494		Polymer Group Bank Debt Term Loan B, 7.59%, 06/28/07	495

		Gaming — 0.1%
500		Pinnacle Entertainment, Inc., Term Loan, 7.32%, 06/29/07	504
667		Venetian Macau Term Loan B, 8.10%, 06/29/07	673

			1,177

		Health Care — 0.1%
599		HCA, Inc. Term Loan B, 7.60%, 06/29/07	606

		Technology — 0.0% (g)
153		TTM Technologies, Inc. Term Loan, 7.57%, 05/30/07	153
160		TTM Technologies, Inc., 7.61%, 07/25/07	160

			313

		Total Loan Participations (Cost $4,084)	4,104

No. of Warrants

		Warrants — 0.0% (g)
		Diversified Telecommunication Services — 0.0% (g)
		AboveNet, Inc.
-(h	)	expires 09/08/08 (a) (i)	16
-(h	)	expires 09/08/10 (a) (i)	17

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

No. of Warrants	Security Description	Value ($)

	XO Holdings, Inc.
1	Class A, 01/16/10 (a)	1
1	Class B, 01/16/10 (a)	-(h	)
1	Class C, 01/16/10 (a)	-(h	)

	Total Warrants (Cost $224)	34

	Total Long-Term Investments (Cost $881,116)	888,786

Shares

	Short-Term Investment — 3.5%
	Investment Company — 3.5%
32,090	JPMorgan Liquid Assets Money Market Fund (b) (Cost $32,090)	32,090

Principal Amount($)

	Investments of Cash Collateral for Securities on Loan — 13.4%
	Asset-Backed Security — 0.1%
670	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	670

	Certificates of Deposit — 2.1%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
14,600	Canadian Imperial Bank, New York, FRN, 5.40%, 06/30/08	14,600

		19,599

	Corporate Notes — 6.9%
5,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 06/30/08	5,000
4,500	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	4,500
10,000	Berkshire Hathaway Finance Corp., FRN, 5.40%, 01/11/08	10,000
4,500	Caixa Catal, FRN, 5.40%, 06/27/08	4,500
4,500	Citigroup Global Markets Inc, FRN, 5.38%, 06/07/07	4,500
5,000	First Tennessee Bank, FRN, 5.33%, 06/30/08	5,000
4,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	4,000
3,500	Goldman Sachs Group, Inc., FRN, 5.43%, 05/30/08	3,500
7,000	Lehman Brothers Holdings, Inc., FRN, 5.43%, 08/31/07	7,000
5,000	Macquarie Bank Ltd., FRN, 5.35%, 06/30/08	5,000
4,500	Monumental Global Fund, FRN, 5.41%, 05/28/10	4,500
4,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	4,000
2,000	Sigma Finance Inc., FRN, 5.39%, 02/27/08	2,000

		63,500

	Funding Agreement — 0.5%
5,000	Beneficial Life Insurance Co, FRN, 5.40%, 08/31/07	5,000

	Repurchase Agreements — 3.8%
17,800	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $17,803, collateralized by U.S. Government Agency Mortgages	17,800

JPMorgan Core Plus Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amount in thousands)

Principal Amount($)	Security Description	Value ($)

17,500	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $17,503, collateralized by U.S. Government Agency Securities	17,500

35,300

	Total Investments of Cash Collateral for Securities on Loan (Cost $124,069)	124,069

	Total Investments — 113.0% (Cost $1,037,275)	1,044,945
	Liabilities in Excess of Other Assets — (13.0)%	(120,520)

	NET ASSETS — 100.0%	$924,425

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JP Morgan Investment Advisors Inc.
(d)	Defaulted Security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

REMICS	Real Estate Mortgage Investment Conduits
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.
STRIPS	Separate Trading of Registered Interest and Principal Securities.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,075
Aggregate gross unrealized depreciation	(14,405)

Net unrealized appreciation/depreciation	$7,670

Federal income tax cost of investments	$1,037,275

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

	Long-Term Investments — 97.1%
	Collateralized Mortgage Obligations — 48.0%
	Agency CMO — 48.0%
	Federal Home Loan Mortgage Corp.,
221	Series 155, Class IO, IO, 7.00%, 11/01/23	54
199	Series 1343, Class LA, 8.00%, 08/15/22	209
1,517	Series 1367, Class K, 5.50%, 09/15/22	1,498
432	Series 1489, Class I, 6.50%, 04/15/08	433
298	Series 1591, Class E, 10.00%, 10/15/23	329
183	Series 1604, Class MB, IF, 6.66%, 11/15/08	182
366	Series 1625, Class SC, IF, 6.84%, 12/15/08	362
2,386	Series 1633, Class Z, 6.50%, 12/15/23	2,438
3,000	Series 1694, Class PK, 6.50%, 03/15/24	3,088
8,837	Series 1785, Class A, 6.00%, 10/15/23	8,836
893	Series 1985, Class PL, 6.50%, 10/17/26 (m)	892
824	Series 1999, Class PU, 7.00%, 10/15/27	845
1,554	Series 2031, Class PG, 7.00%, 02/15/28	1,602
3,914	Series 2035, Class PC, 6.95%, 03/15/28	4,024
3,665	Series 2064, Class PD, 6.50%, 06/15/28 (m)	3,737
3,312	Series 2095, Class PE, 6.00%, 11/15/28	3,339
1,003	Series 2152, Class BD, 6.50%, 05/15/29	1,021
710	Series 2345, Class PQ, 6.50%, 08/15/16	722
1,223	Series 2366, Class VG, 6.00%, 06/15/11	1,223
3,609	Series 2367, Class ME, 6.50%, 10/15/31	3,668
14,348	Series 2480, Class EJ, 6.00%, 08/15/32	14,536
6,000	Series 2562, Class PG, 5.00%, 01/15/18	5,834
6,804	Series 2571, Class PV, 5.50%, 01/15/14	6,805
20,000	Series 2578, Class PG, 5.00%, 02/15/18	19,205
10,000	Series 2580, Class QM, 5.00%, 10/15/31	9,649
2,442	Series 2611, Class QZ, 5.00%, 05/15/33	2,096
10,000	Series 2630, Class KS, 4.00%, 01/15/17	9,421
10,000	Series 2631, Class TE, 4.50%, 02/15/28	9,616
1,663	Series 2647, Class A, 3.25%, 04/15/32	1,521
5,939	Series 2651, Class VZ, 4.50%, 07/15/18	5,557
9,000	Series 2656, Class BG, 5.00%, 10/15/32	8,670
10,000	Series 2684, Class PD, 5.00%, 03/15/29	9,799
2,500	Series 2688, Class DG, 4.50%, 10/15/23	2,263
5,045	Series 2715, Class NG, 4.50%, 12/15/18	4,731
8,588	Series 2727, Class PE, 4.50%, 07/15/32	8,030
5,000	Series 2749, Class TD, 5.00%, 06/15/21	4,886
6,000	Series 2773, Class TB, 4.00%, 04/15/19	5,325
4,730	Series 2780, Class TD, 5.00%, 04/15/28	4,638
15,136	Series 2809, Class DC, 4.50%, 06/15/19	14,091
3,000	Series 2809, Class UC, 4.00%, 06/15/19	2,694
2,750	Series 2827, Class DG, 4.50%, 07/15/19	2,542
7,450	Series 2841, Class AT, 4.00%, 08/15/19	6,588
4,937	Series 2882, Class QD, 4.50%, 07/15/34	4,747
7,326	Series 2927, Class GA, 5.50%, 10/15/34	7,314
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,915
17,456	Series 2976, Class HP, 4.50%, 01/15/33	16,824
10,600	Series 3036, Class ND, 5.00%, 05/15/34 (m)	10,065
5,761	Series 3045, Class HN, 4.50%, 09/15/33	5,544
4,511	Series 3085, Class VS, IF, 7.44%, 12/15/35	4,694
5,500	Series 3114, Class KB, 5.00%, 09/15/27	5,372
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
2,364	Series T-54, Class 2A, 6.50%, 02/25/43	2,398
1,991	Series T-56, Class A, PO, 05/25/43	1,668
	Federal National Mortgage Association,
6,073	Series 343, Class 23, IO, 4.00%, 10/01/18	845
306	Series 1988-16, Class B, 9.50%, 06/25/18 (m)	330
286	Series 1990-57, Class J, 7.00%, 05/25/20 (m)	293
702	Series 1993-110, Class H, 6.50%, 05/25/23	717
555	Series 1993-146, Class E, PO, 05/25/23	465
7,400	Series 1993-155, Class PJ, 7.00%, 09/25/23	7,690
412	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	407
104	Series 1993-205, Class H, PO, 09/25/23	85
152	Series 1993-217, Class H, PO, 08/25/23	128
107	Series 1993-228, Class G, PO, 09/25/23	86
152	Series 1994-13, Class SM, IF, 9.99%, 02/25/09	152
3,326	Series 1994-37, Class L, 6.50%, 03/25/24	3,403
9,094	Series 1994-43, Class PJ, 6.35%, 12/25/23	9,207
10,556	Series 1994-51, Class PV, 6.00%, 03/25/24	10,632
5,042	Series 1994-62, Class PJ, 7.00%, 01/25/24	5,176
2,485	Series 1994-86, Class PJ, 6.00%, 06/25/09	2,487
6,794	Series 1998-58, Class PC, 6.50%, 10/25/28	6,950
1,115	Series 2000-8, Class Z, 7.50%, 02/20/30	1,164
5,052	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	1,202
2,099	Series 2002-2, Class UC, 6.00%, 02/25/17	2,099
3,000	Series 2002-3, Class PG, 5.50%, 02/25/17	2,987
5,000	Series 2002-18, Class PC, 5.50%, 04/25/17	4,988
6,502	Series 2002-73, Class OE, 5.00%, 11/25/17	6,299
5,221	Series 2002-86, Class EJ, 5.50%, 12/25/32	5,205
6,052	Series 2003-21, Class PZ, 4.50%, 03/25/33	5,005
15,200	Series 2003-35, Class MD, 5.00%, 11/25/16	14,939
1,621	Series 2003-67, Class SA, IF, 10.92%, 10/25/31	1,847
5,000	Series 2003-70, Class BE, 3.50%, 12/25/25	4,811
5,000	Series 2003-74, Class VL, 5.50%, 11/25/22	4,871
20,000	Series 2003-81, Class MC, 5.00%, 12/25/32 (m)	19,240

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)		Security Description	Value ($)

5,255		Series 2003-82, Class VB, 5.50%, 08/25/33	5,136
5,000		Series 2003-122, Class OL, 4.00%, 12/25/18	4,537
10,000		Series 2003-128, Class DY, 4.50%, 01/25/24 (m)	9,111
4,906		Series 2004-46, Class QD, IF, 2.72%, 03/25/34	4,021
15,820		Series 2004-60, Class PA, 5.50%, 04/25/34	15,732
5,129		Series 2005-12, Class ED, 4.50%, 03/25/25	4,764
5,000		Series 2005-16, Class LC, 5.50%, 05/25/28	4,975
4,783		Series 2005-29, Class AK, 4.50%, 04/25/35	4,604
11,195		Series 2005-58, Class EP, 5.50%, 07/25/35	11,172
9,964		Series 2005-83, Class LA, 5.50%, 10/25/35	9,942
4,822		Series 2006-69, Class SP, IF, 3.19%, 05/25/30	4,271
928		Series 2006-81, Class FA, FRN, 5.67%, 09/25/36	930
9,498		Series 2006-110, Class PO, PO, 11/25/36	6,644
57		Series G92-35, Class EB, 7.50%, 07/25/22	59
754		Series G92-44, Class ZQ, 8.00%, 07/25/22	794
		Federal National Mortgage Association Whole Loan,
880		Series 1999-W4, Class A9, 6.25%, 02/25/29	880
6,424		Series 2002-W7, Class A4, 6.00%, 06/25/29	6,431
2,265		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	2,293
1,043		Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,079
8,175		Series 2003-W18, Class 1A6, 5.37%, 08/25/43	8,071
2,531		Series 2005-W1, Class 1A2, 6.50%, 10/25/44	2,557
		Government National Mortgage Association,
1,767		Series 1998-22, Class PD, 6.50%, 09/20/28	1,801
1,019		Series 1999-17, Class L, 6.00%, 05/20/29	1,024
6,000		Series 2001-10, Class PE, 6.50%, 03/16/31	6,178
5,838		Series 2001-64, Class PB, 6.50%, 12/20/31	5,989
33,411		Series 2003-59, Class XA, IO, VAR, 0.92%, 06/16/34	2,889
3,285		Series 2004-27, Class PD, 5.50%, 04/20/34	3,184
4,002		Series 2004-62, Class VA, 5.50%, 07/20/15	3,994
17,987		Series 2005-28, Class AJ, 5.50%, 04/20/35	17,922

		Total Collateralized Mortgage Obligations (Cost $540,507)	535,234

		Mortgage Pass-Through Securities — 12.1%
		Federal Home Loan Mortgage Corp. Conventional Pools,
35		9.00%, 08/01/09 - 12/01/09	35
-(h	)	9.50%, 04/01/16	-	(h)
523		ARM, 7.13%, 01/01/27	526
54		ARM, 7.19%, 04/01/30	55
		Federal Home Loan Mortgage Corp. Gold Pools,
3,762		4.50%, 05/01/24	3,537
2,022		5.00%, 12/01/13 - 12/01/16	1,980
3,606		5.50%, 11/01/33	3,531
2,082		6.00%, 04/01/14	2,106
1,029		6.00%, 02/01/32	1,036
2,696		6.50%, 12/01/12 - 06/01/14	2,759
3,527		6.50%, 01/01/24 - 07/01/29	3,619
-(h	)	7.00%, 12/01/14	-	(h)
692		7.00%, 08/01/25 - 04/01/26 (m)	718
385		7.50%, 04/01/09 - 08/01/09	390
147		7.50%, 09/01/24	153
217		8.00%, 11/01/24	229
497		8.50%, 01/01/10 - 07/01/28	531
28		9.00%, 10/01/17 - 05/01/22	29
		Federal National Mortgage Association Various Pools,
7,086		4.00%, 04/01/19	6,629
2,554		5.00%, 11/01/23	2,471
8,562		5.00%, 11/01/33	8,172
2,425		5.50%, 11/01/16	2,416
67,280		5.50%, 02/01/29 - 05/01/36 (m)	65,822
1,166		6.00%, 03/01/11 - 08/01/14	1,178
5,125		6.00%, 03/01/22 - 09/01/28	5,170
9,303		6.00%, 07/01/36	9,297
112		6.50%, 12/01/10	114
1,945		6.50%, 06/01/26 - 04/01/32	1,995
128		7.00%, 09/01/07 - 07/01/10	131
549		7.00%, 02/01/24	571
286		7.50%, 06/01/14 - 07/01/14	300
486		7.50%, 03/01/30 - 04/01/30	509
651		8.00%, 11/01/12	671
31		9.00%, 12/01/24	33
361		10.00%, 10/01/16 - 11/01/21	393
		Government National Mortgage Association Various Pools,
98		6.00%, 10/15/23	99
84		6.50%, 07/15/08 - 05/15/09	85
2,219		6.50%, 05/15/23 - 02/15/24 (m)	2,277
941		7.00%, 12/15/22 - 07/15/23	981
1,338		7.50%, 02/15/22 - 02/15/28	1,405
1,234		8.00%, 08/15/07 - 11/20/27	1,309
44		8.50%, 10/15/24	47
1,157		9.00%, 11/15/08 - 11/15/24	1,245
82		9.50%, 07/15/09 - 12/15/20	88
3		11.00%, 11/15/09	3
133		ARM, 5.75%, 07/20/27 (m)	135

		Total Mortgage Pass-Through Securities (Cost $136,362)	134,780

		U.S. Government Agency Securities — 10.8%
7,000		Federal Home Loan Bank System, 5.75%, 08/15/11	7,147
		Federal National Mortgage Association,
10,000		6.25%, 05/15/29	11,045
21,000		Zero Coupon, 10/09/19	10,394
9,200		Federal National Mortgage Association STRIPS, Zero Coupon, 05/29/26	3,260

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

26,153	Financing Corp. Fico, Zero Coupon, 12/06/18	14,221
	Residual Funding,
78,000	Zero Coupon, 07/15/20	39,330
5,000	Zero Coupon, 04/15/30	1,545
	Resolution Funding Corp.,
50,000	Zero Coupon, 07/15/20	25,147
15,000	Zero Coupon, 04/15/28	5,074
4,500	Tennessee Valley Authority, Zero Coupon, 07/15/16	2,805

	Total U.S. Government Agency Securities (Cost $108,112)	119,968

	U.S. Treasury Obligations — 26.2%
	U.S. Treasury Bonds,
2,500	7.13%, 02/15/23	3,040
13,140	7.25%, 05/15/16	15,348
3,935	7.25%, 08/15/22	4,821
3,635	8.00%, 11/15/21	4,708
4,085	8.88%, 08/15/17	5,356
1,020	9.00%, 11/15/18	1,373
18,000	10.38%, 11/15/12	18,415
	U.S. Treasury Bonds Coupon STRIPS,
5,845	02/15/15	4,019
1,655	05/15/15	1,124
2,500	08/15/15	1,678
8,810	11/15/15	5,831
1,190	05/15/16	769
	U.S. Treasury Bonds Principal STRIPS,
30,000	11/15/09	26,679
72,500	05/15/20	37,565
	U.S. Treasury Inflation Indexed Notes,
1,559	1.63%, 01/15/15	1,463
25,865	2.38%, 04/15/11	25,717
50,844	3.63%, 01/15/08	51,043
	U.S. Treasury Notes,
10,830	2.63%, 05/15/08	10,588
17,700	3.00%, 02/15/08	17,455
8,890	3.63%, 07/15/09	8,660
10,000	3.88%, 05/15/09	9,806
2,085	3.88%, 02/15/13	1,986
6,430	4.25%, 08/15/13	6,233
15,000	4.50%, 09/30/11	14,793
2,015	4.75%, 05/15/14	2,000
4,550	5.63%, 05/15/08	4,574
6,750	5.75%, 08/15/10	6,930

	Total U.S. Treasury Obligations (Cost $292,481)	291,974

	Total Long-Term Investments (Cost $1,077,462)	1,081,956

Shares

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
28,961	JPMorgan U.S. Government Money Market Fund (b) (Cost $28,961)	28,961

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 24.6%
	Repurchase Agreements — 24.6%
53,571	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $53,579, collateralized by U.S. Government Agency Mortgages	53,571
55,000	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $55,008, collateralized by U.S. Government Agency Mortgages	55,000
55,000	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $55,008, collateralized by U.S. Government Agency Securities	55,000
55,000	Societe Generale, New York, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $55,008, collateralized by U.S. Government Agency Mortgages	55,000
55,000	UBS Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $55,008, collateralized by U.S. Government Agency Mortgages	55,000

		273,571

	Total Investment of Cash Collateral for Securities on Loan (Cost $273,571)
	Total Investments — 124.3% (Cost $1,379,994)	1,384,488
	Liabilities in Excess of Other Assets — (24.3)%	(270,547)

	NET ASSETS — 100.0%	$1,113,941

JPMorgan Government Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(h)	Amount rounds to less than one thousand.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$20,805
Aggregate gross unrealized depreciation	(16,311)

Net unrealized appreciation/depreciation	$4,494

Federal income tax cost of investments	$1,379,994

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 96.0%
	Asset-Backed Securities — 0.3%
1,250	Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M12, FRN, 7.32%, 09/25/35 (e) (i)	900
1,000	Countrywide Asset-Backed Certificates, Series 2004-13, Class MV8, FRN, 7.02%, 01/25/35 (i)	957
	Long Beach Mortgage Loan Trust,
1,750	Series 2004-2, Class B, FRN, 8.82%, 06/25/34 (e) (i)	1,662
500	Series 2004-5, Class M6, FRN, 7.82%, 09/25/34	475

	Total Asset-Backed Securities (Cost $4,117)	3,994

	Corporate Bonds — 83.8%
	Aerospace & Defense — 0.7%
1,250	Alliant Techsystems, Inc., 6.75%, 04/01/16	1,269
4,860	Esterline Technologies Corp., 6.63%, 03/01/17 (e)	4,921
2,250	L-3 Communications Corp., Series B, 6.38%, 10/15/15	2,244
	Sequa Corp.,
700	9.00%, 08/01/09	738
425	Series B, 8.88%, 04/01/08	433

		9,605

	Airlines — 1.7%
	American Airlines, Inc.,
1,430	3.06%, 09/28/08 (i)	1,359
4,165	Series A2, 10.18%, 01/02/13	4,331
407	Series A4, 10.21%, 01/01/10	415
2,000	Series B2, 10.32%, 07/30/14 (e)	2,060
	Continental Airlines, Inc.,
2,650	8.75%, 12/01/11	2,597
6,412	9.80%, 04/01/21 (m)	7,118
	Delta Air Lines, Inc.,
4,775	7.11%, 09/18/11	4,945
7,750	8.30%, 12/15/29 (d)	533
2,500	10.13%, 05/15/10 (d)	169

		23,527

	Automotive — 6.0%
2,025	American Tire Distributors, Inc., 10.75%, 04/01/13	2,071
	Ford Motor Co.,
2,000	4.25%, 12/15/36	2,277
12,435	7.45%, 07/16/31	10,228
3,150	9.98%, 02/15/47	2,961
	Ford Motor Credit Co.,
1,000	7.80%, 06/01/12	995
4,645	8.00%, 12/15/16	4,611
10,865	8.63%, 11/01/10	11,206
2,510	FRN, 8.11%, 01/13/12	2,522
	General Motors Corp.,
12,675	8.10%, 06/15/24	11,439
13,400	8.38%, 07/15/33	12,462
	Goodyear Tire & Rubber Co. (The),
450	8.63%, 12/01/11 (e)	486
4,275	9.00%, 07/01/15	4,681
12,595	JB Poindexter & Co., Inc., 8.75%, 03/15/14	11,934
3,275	Lear Corp., Series B, 8.75%, 12/01/16	3,144

		81,017

	Building Materials — 0.4%
	Associated Materials, Inc.,
2,000	9.75%, 04/15/12	2,095
750	SUB, 11.25%, 03/01/14	578
1,521	Fedders North America, Inc., 9.88%, 03/01/14	563
1,250	Interline Brands, Inc., 8.13%, 06/15/14	1,300
450	Wolverine Tube, Inc., 10.50%, 04/01/09	455

		4,991

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Captive Finance — 0.2%
3,000	Residential Capital Corp., FRN, 7.19%, 04/17/09 (e)	2,989

	Chemicals — 2.8%
1,965	Chemtura Corp., 6.88%, 06/01/16	1,938
1,750	Lyondell Chemical Co., 8.00%, 09/15/14	1,850
1,000	M&G Finance Corp., 7.67%, 04/16/09 (i)	1,005
400	MacDermid, Inc., 9.50%, 04/15/17 (e)	422
	Mosaic Co. (The),
4,375	7.38%, 12/01/14 (e)	4,561
525	7.63%, 12/01/16 (e)	558
9,375	PolyOne Corp., 8.88%, 05/01/12	9,656
	Quality Distribution LLC/QD Capital Corp.,
2,275	9.00%, 11/15/10	2,224
2,050	FRN, 9.86%, 01/15/12	2,081
2,300	Sterling Chemicals, Inc., 10.25%, 04/15/15 (e)	2,386
3,500	Terra Capital, Inc., Series B, 7.00%, 02/01/17	3,509
1,200	Tronox Worldwide LLC/Tronox Finance Corp., 9.50%, 12/01/12	1,272
5,800	Westlake Chemical Corp., 6.63%, 01/15/16	5,713

		37,175

	Construction Machinery — 1.3%
5,030	Case New Holland, Inc., 9.25%, 08/01/11 (m)	5,281
475	Rental Service Corp., 9.50%, 12/01/14 (e)	511
	United Rentals North America, Inc.,
10,250	6.50%, 02/15/12 (m)	10,327
1,500	7.00%, 02/15/14	1,530
300	7.75%, 11/15/13	311

		17,960

	Consumer Products — 1.4%
1,650	American Greetings Corp., 7.38%, 06/01/16	1,685
2,250	Cooper Cos., Inc. (The), 7.13%, 02/15/15 (e)	2,295
1,230	K2, Inc., 7.38%, 07/01/14	1,290
3,250	Southern States Cooperative, Inc., 10.50%, 11/01/10 (e)	3,478
4,225	Spectrum Brands, Inc., 7.38%, 02/01/15	3,581
2,650	Steinway Musical Instruments, Inc., 7.00%, 03/01/14 (e)	2,630
4,250	True Temper Sports, Inc., 8.38%, 09/15/11	3,814

		18,773

	Distributors — 0.8%
2,425	AmeriGas Partners LP, 7.25%, 05/20/15	2,474
2,650	AmeriGas Partners LP/AmeriGas Eagle Finance Corp., 7.13%, 05/20/16	2,683
3,000	Ferrell Gas Co., 7.42%, 08/01/13 (i)	3,000
2,474	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.88%, 12/15/13	2,455

		10,612

	Diversified Manufacturing — 1.2%
1,500	Polypore International, Inc., SUB, 0.00%, 10/01/12	1,451
9,460	Polypore, Inc., 8.75%, 05/15/12	9,768
	RBS Global, Inc. and Rexnord Corp.,
2,525	8.88%, 09/01/16	2,632
575	9.50%, 08/01/14	618
1,335	11.75%, 08/01/16	1,505

		15,974

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Electric — 4.9%
2,410	AES Corp. (The), 9.00%, 05/15/15 (e)	2,567
	Calpine Corp.,
6,468	0.00%, 07/15/07 (d) (e)	6,824
325	8.50%, 07/15/10 (d) (e)	342
4,100	9.88%, 12/01/11 (d) (e)	4,407
10,350	Calpine Generating Co. LLC, FRN, 0.00%, 04/01/11 (d)	2,931
2,200	Edison Mission Energy, 7.00%, 05/15/17 (e)	2,192
1,505	FPL Energy Wind Funding LLC, 6.88%, 06/27/17 (e)	1,524
	Midwest Generation LLC,
5,331	Series A, 8.30%, 07/02/09 (m)	5,451
668	Series B, 8.56%, 01/02/16	731
	Mirant Americas Generation LLC,
5,475	8.30%, 05/01/11	5,831
6,180	8.50%, 10/01/21	6,682
	Nevada Power Co.,
287	6.50%, 04/15/12	294
863	Series A, 8.25%, 06/01/11	936
	NorthWestern Corp.,
1,900	5.88%, 11/01/14	1,859
1,800	7.00%, 08/15/23	1,809
2,835	Ormat Funding Corp., 8.25%, 12/30/20 (m)	2,892
	Reliant Energy, Inc.,
7,900	6.75%, 12/15/14	8,255
3,455	9.50%, 07/15/13	3,744
5,500	Southern Energy, Inc., 0.00%, 03/09/12 (d)	385
6,800	TXU Corp.,
	Series P, 5.55%, 11/15/14 (m)	6,035

		65,691

	Energy-Independent — 2.7%
	Chesapeake Energy Corp.,
500	6.38%, 06/15/15	500
1,900	6.88%, 01/15/16	1,929
1,250	7.50%, 09/15/13 (m)	1,303
2,600	7.50%, 06/15/14 (m)	2,720
2,400	7.63%, 07/15/13	2,547
	Encore Acquisition Co.,
825	6.00%, 07/15/15	751
2,525	6.25%, 04/15/14	2,351
4,300	7.25%, 12/01/17	4,149
4,480	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14 (e)	4,760
	Peabody Energy Corp.,
1,000	5.88%, 04/15/16	964
1,750	7.38%, 11/01/16	1,853
1,175	Series B, 6.88%, 03/15/13	1,190
3,515	Plains Exploration & Production Co., 7.00%, 03/15/17	3,498
5,875	Range Resources Corp., 7.50%, 05/15/16	6,139
1,900	Swift Energy Co., 7.13%, 06/01/17	1,876

		36,530

	Entertainment — 0.2%
1,500	HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp., FRN, 10.07%, 04/01/12 (e)	1,508
1,300	Six Flags, Inc., 9.75%, 04/15/13	1,268

		2,776

	Environmental — 1.3%
	Allied Waste North America, Inc.,
4,400	6.88%, 06/01/17	4,483
1,000	7.88%, 04/15/13	1,045
2,250	Series B, 5.75%, 02/15/11	2,213
7,620	Series B, 7.13%, 05/15/16	7,839
2,000	Casella Waste Systems, Inc., 9.75%, 02/01/13	2,120

		17,700

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Food & Beverage — 3.6%
	Chiquita Brands International, Inc.,
1,000	7.50%, 11/01/14	933
12,912	8.88%, 12/01/15	12,718
2,700	Constellation Brands, Inc., 7.25%, 05/15/17 (e)	2,717
600	Cosan S.A. Industria e Comercio (Brazil), 9.00%, 11/01/09 (e)	639
4,250	Dean Foods Co., 7.00%, 06/01/16	4,239
12,010	Eurofresh, Inc., 11.50%, 01/15/13 (e)	12,130
2,600	Land O’ Lakes, Inc., 9.00%, 12/15/10 (m)	2,746
800	Michael Foods, Inc., 8.00%, 11/15/13	820
3,424	National Beef Packing Co. LLC/NB Finance Corp., 10.50%, 08/01/11	3,604
	Pilgrim’s Pride Corp.,
4,080	7.63%, 05/01/15	4,192
450	8.38%, 05/01/17	464
	Smithfield Foods, Inc.,
1,125	7.00%, 08/01/11	1,142
1,875	Series B, 7.75%, 05/15/13	1,941

		48,285

	Gaming — 1.4%
1,000	Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp., 10.25%, 06/15/15 (e)	1,030
1,195	Harrah’s Operating Co., Inc., 5.75%, 10/01/17	992
	Herbst Gaming, Inc.,
900	7.00%, 11/15/14	848
200	8.13%, 06/01/12	203
	Isle of Capri Casinos, Inc.,
900	7.00%, 03/01/14	891
	MGM Mirage, Inc.,
2,500	6.63%, 07/15/15	2,372
1,400	6.88%, 04/01/16	1,340
1,625	7.50%, 06/01/16	1,601
4,175	7.63%, 01/15/17	4,123
2,800	Pokagon Gaming Authority, 10.38%, 06/15/14 (e)	3,150
2,500	Seminole Hard Rock Entertainment, Inc., FRN, 7.85%, 03/15/14 (e)	2,562

		19,112

	Health Care — 6.9%
5,000	Celtic Pharma Phinco B.V., 17.00%, 06/15/12 (i)	5,000
4,850	Fresenius Medical Care Capital Trust IV, 7.88%, 06/15/11	5,123
	HCA, Inc.,
2,550	6.30%, 10/01/12	2,438
1,275	6.50%, 02/15/16	1,122
2,050	9.13%, 11/15/14 (e)	2,224
5,100	9.25%, 11/15/16 (e)	5,591
1,750	IASIS Healthcare LLC/IASIS Capital Corp., 8.75%, 06/15/14	1,837
14,080	Medical Services Co., FRN, 12.86%, 10/15/11	13,728
	Omnicare, Inc.,
4,275	6.75%, 12/15/13	4,211
3,000	6.88%, 12/15/15	2,955
1,250	Psychiatric Solutions, Inc., 7.75%, 07/15/15 (e)	1,278
12,117	Team Health, Inc., 11.25%, 12/01/13	13,268
12,995	Tenet Healthcare Corp., 9.88%, 07/01/14 (m)	13,320
	Triad Hospitals, Inc.,
1,900	7.00%, 05/15/12	1,976
2,200	7.00%, 11/15/13	2,304
1,150	United Surgical Partners International, Inc., 8.88%, 05/01/17 (e)	1,189
2,600	US Oncology, Inc., 10.75%, 08/15/14 (m)	2,834
8,080	Vanguard Health Holding Co. II LLC, 9.00%, 10/01/14 (m)	8,464
3,250	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	3,632

		92,494

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Home Construction — 0.5%
1,250	K. Hovnanian Enterprises, Inc., 8.63%, 01/15/17	1,300
2,325	KB Home, 5.88%, 01/15/15	2,162
1,000	M/I Homes, Inc., 6.88%, 04/01/12	940
2,025	Meritage Homes Corp., 7.00%, 05/01/14	1,967

		6,369

	Industrial Other — 2.3%
730	ALH Finance LLC/ALH Finance Corp., 8.50%, 01/15/13	732
3,375	Baldor Electric Co., 8.63%, 02/15/17	3,628
1,750	Belden, Inc., 7.00%, 03/15/17 (e)	1,792
3,750	Gardner Denver, Inc., 8.00%, 05/01/13	3,937
	General Cable Corp.,
1,000	7.13%, 04/01/17 (e)	1,013
1,800	FRN, 7.72%, 04/01/15 (e)	1,804
7,810	Milacron Escrow Corp., 11.50%, 05/15/11	7,966
775	Mueller Water Products, Inc., 7.38%, 06/01/17 (e)	783
7,730	Trimas Corp., 9.88%, 06/15/12	8,088
950	Valmont Industries, Inc., 6.88%, 05/01/14	956

		30,699

	Media Cable — 3.8%
	Adelphia Communications Corp.,
3,175	9.38%, 11/15/09 (d)	1,397
3,500	10.88%, 10/01/10 (d)	1,505
1,075	Series B, 7.75%, 01/15/09 (d)	462
1,450	Series B, 8.13%, 07/15/03 (d)	623
9,055	Adelphia Recovery Trust, Series ACC-1, 0.00%, 12/31/49	815
5,925	CCH I Holdings LLC, 11.13%, 01/15/14	5,866
5,322	CCH I Holdings LLC/CCH I Holdings Capital Corp., 11.00%, 10/01/15	5,788
3,000	CCO Holdings LLC/CCO Holdings Capital Corp., 8.75%, 11/15/13	3,150
	Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
3,200	10.25%, 09/15/10	3,408
2,000	Series B, 10.25%, 09/15/10	2,125
5,400	Insight Communications Co., Inc., SUB, 12.25%, 02/15/11	5,650
2,932	Mediacom LLC/Mediacom Capital Corp., 9.50%, 01/15/13	3,027
1,875	Rogers Cable, Inc. (Canada), 6.25%, 06/15/13	1,913
9,275	Videotron Ltee (Canada), 6.88%, 01/15/14 (m)	9,368
	Virgin Media Finance plc (United Kingdom),
1,000	8.75%, 04/15/14	1,057
4,000	9.13%, 08/15/16	4,350

		50,504

	Media Non-Cable — 8.0%
3,250	Barrington Broadcasting Group LLC and Barrington Broadcasting Capital Corp., 10.50%, 08/15/14 (e)	3,445
3,875	Block Communications, Inc., 8.25%, 12/15/15 (e)	4,015
1,100	Cenveo Corp., 7.88%, 12/01/13	1,092
	DirecTV Holdings LLC/DirecTV Financing Co.,
7,975	6.38%, 06/15/15	7,736
6,300	8.38%, 03/15/13	6,646
2,700	Echostar DBS Corp., 7.00%, 10/01/13	2,764
5,375	Fisher Communications, Inc., 8.63%, 09/15/14	5,771
5,740	Idearc, Inc., 8.00%, 11/15/16 (e)	5,948

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Intelsat Bermuda Ltd. (Bermuda),
2,050	9.25%, 06/15/16	2,270
1,350	11.25%, 06/15/16	1,542
575	FRN, 8.87%, 01/15/15	588
4,100	Intelsat Subsidiary Holding Co., Ltd. (Bermuda), 8.25%, 01/15/13	4,259
	Lamar Media Corp.,
1,800	7.25%, 01/01/13	1,850
2,500	Series B, 6.63%, 08/15/15	2,488
625	LBI Media, Inc., SUB, 0.00%, 10/15/13	575
1,575	Morris Publishing Group LLC, 7.00%, 08/01/13	1,455
3,450	Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc., SUB, 0.00%, 04/01/13	3,433
5,960	Nexstar Finance, Inc., 7.00%, 01/15/14	6,064
3,475	PanAmSat Corp., 9.00%, 08/15/14 (m)	3,753
5,829	Phoenix Color Corp., 13.00%, 02/01/09	5,851
2,950	Primedia, Inc., 8.88%, 05/15/11 (m)	3,038
1,750	Quebecor Media, Inc. (Canada), 7.75%, 03/15/16	1,838
	Quebecor World Capital Corp. (Canada),
3,250	6.13%, 11/15/13	3,055
2,275	8.75%, 03/15/16 (e)	2,349
4,525	Quebecor World, Inc. (Canada), 9.75%, 01/15/15 (e)	4,796
2,800	Radio One, Inc., 6.38%, 02/15/13	2,744
2,750	Reader’s Digest Association, Inc. (The), 9.00%, 02/15/17 (e)	2,712
	RH Donnelley Corp.,
2,725	Series A-1, 6.88%, 01/15/13	2,684
1,600	Series A-2, 6.88%, 01/15/13	1,576
600	Series A-3, 8.88%, 01/15/16	647
1,425	Univision Communications, Inc.,
	9.75%, 03/15/15 (e)	1,475
6,540	Valassis Communications, Inc.,
	8.25%, 03/01/15 (e)	6,483
2,000	XM Satellite Radio, Inc.,
	10.00%, 06/01/13	2,030

		106,972

	Metals — 1.3%
	AK Steel Corp.,
3,100	7.75%, 06/15/12	3,189
4,851	7.88%, 02/15/09	4,851
1,850	Aleris International, Inc., 9.00%, 12/15/14 (e)	1,980
2,000	FMG Finance Pty. Ltd. (Australia), 10.63%, 09/01/16 (e)	2,402
2,775	Gibraltar Industries, Inc., Series B, 8.00%, 12/01/15	2,803
1,000	Noranda Aluminium Acquisition Corp., 9.36%, 05/15/15 (e)	1,010
1,000	Steel Dynamics, Inc., 6.75%, 04/01/15 (e)	995

		17,230

	Non-Captive — 0.7%
4,500	Allied Capital, 6.15%, 10/13/10 (i)	4,383
	General Motors Acceptance Corp.,
400	6.63%, 05/15/12	398
850	7.00%, 02/01/12	859
3,110	8.00%, 11/01/31	3,416

		9,056

	Oil Field Services — 2.1%
3,535	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	3,659
800	Basic Energy Services, Inc., 7.13%, 04/15/16	792
3,950	Bristow Group, Inc., 6.13%, 06/15/13	3,822
1,600	Chart Industries, Inc., 9.12%, 10/15/15	1,684

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,399	Oslo Seismic Services, Inc., 8.28%, 06/01/11	1,421
5,701	PHI, Inc., 7.13%, 04/15/13	5,587
5,375	Pride International, Inc., 7.38%, 07/15/14	5,536
4,000	Secunda International Ltd. (Canada), FRN, 13.36%, 09/01/12	4,140
1,125	Seitel Acquisition Corp., 9.75%, 02/15/14 (e)	1,153
300	Universal Compression, Inc., 7.25%, 05/15/10	306

		28,100

	Other Finance — 0.5%
2,825	ACE Cash Express, Inc., 10.25%, 10/01/14 (e)	2,889
	Clarke American Corp.,
650	9.50%, 05/15/15 (e)	663
1,125	FRN, 10.11%, 05/15/15 (e)	1,131
1,790	Realogy Corp., 10.50%, 04/15/14 (e)	1,797

		6,480

	P&C — 0.4%
4,530	Crum & Forster Holdings Corp., 7.75%, 05/01/17 (e)	4,564
1,000	USI Holdings Corp., FRN, 9.23%, 11/15/14 (e)	1,002

		5,566

	Packaging — 3.2%
2,550	Ball Corp., 6.88%, 12/15/12	2,607
4,875	Berry Plastics Holding Corp., 8.88%, 09/15/14	4,997
	Constar International, Inc.,
13,435	11.00%, 12/01/12	12,898
4,800	FRN, 8.74%, 02/15/12	4,854
	Owens Brockway Glass Container, Inc.,
2,500	6.75%, 12/01/14 (m)	2,525
3,000	8.25%, 05/15/13 (m)	3,165
879	8.88%, 02/15/09	899
3,950	Plastipak Holdings, Inc., 8.50%, 12/15/15 (e)	4,207
5,290	Portola Packaging, Inc., 8.25%, 02/01/12	4,946
1,750	Vitro S.A. de C.V. (Mexico), 8.63%, 02/01/12 (e)	1,811

		42,909

	Paper — 3.5%
	Abitibi-Consolidated, Inc. (Canada),
1,100	7.75%, 06/15/11	1,009
3,700	8.38%, 04/01/15	3,293
680	8.55%, 08/01/10	649
	Ainsworth Lumber Co., Ltd. (Canada),
1,200	6.75%, 03/15/14	905
2,000	6.75%, 03/15/14	1,518
1,196	Appleton Papers, Inc., Series B, 9.75%, 06/15/14	1,262
1,775	Boise Cascade LLC, FRN, 8.23%, 10/15/12	1,775
1,892	Buckeye Technologies, Inc., 9.25%, 09/15/08	1,892
4,950	Cascades, Inc. (Canada), 7.25%, 02/15/13	4,993
	Domtar, Inc.,
1,300	7.13%, 08/15/15	1,308
5,945	7.88%, 10/15/11	6,242
	Georgia-Pacific Corp.,
2,090	7.00%, 01/15/15 (e)	2,080
2,490	7.13%, 01/15/17 (e)	2,484
3,450	NewPage Corp., 12.00%, 05/01/13	3,830
	Smurfit-Stone Container Enterprises, Inc. (Canada),
1,425	7.38%, 07/15/14	1,411
4,545	8.00%, 03/15/17 (e)	4,579
	Tembec Industries, Inc. (Canada),
7,085	7.75%, 03/15/12	3,604

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,080	8.50%, 02/01/11	575
960	8.63%, 06/30/09	565
2,800	Verso Paper Holdings LLC and Verson Paper, Inc., 11.38%, 08/01/16 (e)	2,996

		46,970

	Pipelines — 2.3%
500	Colorado Interstate Gas Co., 5.95%, 03/15/15	496
3,000	El Paso Performance-Linked Trust, 7.75%, 07/15/11 (e)	3,173
2,750	El Paso Production Holding Co., 7.75%, 06/01/13 (m)	2,905
2,300	Holly Energy Partners LP, 6.25%, 03/01/15	2,225
500	Northwest Pipeline Corp., 7.00%, 06/15/16	533
	Pacific Energy Partners LP/Pacific Energy Finance Corp.,
750	6.25%, 09/15/15	743
4,250	7.13%, 06/15/14 (m)	4,435
5,000	Sabine Pass LNG LP, 7.25%, 11/30/13 (e)	5,106
	Williams Cos., Inc.,
2,325	6.38%, 10/01/10 (e)	2,363
1,600	7.63%, 07/15/19 (m)	1,756
2,175	8.13%, 03/15/12	2,368
1,500	FRN, 7.35%, 10/01/10 (e)	1,556
	Williams Partners LP/Williams Partners Finance Corp.,
1,800	7.25%, 02/01/17	1,908
1,600	7.50%, 06/15/11	1,690

		31,257

	Real Estate Investment Trusts (REITs) — 0.4%
4,780	Thornburg Mortgage, Inc., 8.00%, 05/15/13 (m)	4,732

	Refining — 0.3%
2,000	Aventine Renewable Energy Holdings, Inc., 10.00%, 04/01/17 (e)	2,080
	Premcor Refining Group, Inc. (The),
1,535	7.50%, 06/15/15	1,601
700	9.50%, 02/01/13	747

		4,428

	Restaurants — 0.6%
1,950	Buffets, Inc., 12.50%, 11/01/14	1,989
6,000	Golden State Foods Corp., 9.24%, 01/10/12 (e) (i)	6,090

		8,079

	Retailers — 0.9%
1,650	Brown Shoe Co., Inc., 8.75%, 05/01/12	1,749
6,475	Linens ‘n Things, Inc., FRN, 10.98%, 01/15/14	5,536
	Rite Aid Corp.,
1,000	7.50%, 03/01/17	998
1,500	8.63%, 03/01/15	1,455
1,200	9.38%, 12/15/15 (e)	1,206
1,000	9.50%, 06/15/17 (e)	1,005

		11,949

	Services — 2.9%
1,000	Carriage Services, Inc., 7.88%, 01/15/15	1,029
	Corrections Corp. of America,
1,671	6.25%, 03/15/13 (m)	1,652
1,000	6.75%, 01/31/14	1,009
2,025	7.50%, 05/01/11	2,075
1,750	Expedia, Inc., 7.46%, 08/15/18	1,798
1,050	FTI Consulting, Inc., 7.63%, 06/15/13	1,084
6,425	Knowledge Learning Corp., Inc., 7.75%, 02/01/15 (e)	6,425
2,850	Mac-Gray Corp., 7.63%, 08/15/15	2,893
8,287	S.A.C. Holdings Corp., 8.50%, 03/15/14	8,618
	Service Corp. International,
925	6.75%, 04/01/15 (e)	934
1,250	7.00%, 06/15/17	1,242
1,700	7.38%, 10/01/14	1,762
1,000	7.88%, 02/01/13	1,043

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

7,000	Stewart Enterprises, Inc., 6.25%, 02/15/13	6,895

		38,459

	Supermarkets — 0.2%
1,900	Stater Brothers Holdings, 7.75%, 04/15/15 (e)	1,976

	Technology — 5.5%
1,400	Avnet, Inc., 6.63%, 09/15/16	1,432
1,355	CHR Intermediate Holding Corp., 12.61%, 06/01/13 (e)	1,348
2,130	Compucom Systems, Inc., 12.00%, 11/01/14 (e)	2,332
4,000	Cookson plc (United Kingdom), 6.97%, 11/01/09 (i)	4,068
3,200	Flextronics International Ltd. (Singapore), 6.25%, 11/15/14	3,096
	Freescale Semiconductor, Inc.,
3,000	8.88%, 12/15/14 (e)	3,004
1,500	FRN, 9.23%, 12/15/14 (e)	1,502
1,750	IKON Office Solutions, Inc., 7.75%, 09/15/15	1,824
3,350	Intcomex, Inc., 11.75%, 01/15/11	3,476
	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co. (Luxembourg),
3,525	6.88%, 12/15/11	3,075
6,955	8.00%, 12/15/14	5,112
4,375	FRN, 8.61%, 12/15/11	4,036
1,750	Nortel Networks Ltd. (Canada), FRN, 9.61%, 07/15/11 (e)	1,886
	NXP BV/NXP Funding LLC (Netherlands),
5,055	7.88%, 10/15/14 (e)	5,207
3,050	9.50%, 10/15/15 (e)	3,157
4,620	FRN, 8.11%, 10/15/13 (e)	4,759
5,725	Seagate Technology HDD Holdings (Cayman Islands), 6.80%, 10/01/16	5,660
2,219	Smart Modular Technologies (Cayman Islands), FRN, 10.85%, 04/01/12	2,330
3,375	Spansion, Inc., FRN, 8.49%, 06/01/13 (e)	3,417
	STATS ChipPAC Ltd. (Singapore),
1,000	6.75%, 11/15/11	1,025
600	7.50%, 07/19/10	627
1,850	Sungard Data Systems, Inc., 4.88%, 01/15/14	1,683
	Unisys Corp.,
8,200	8.00%, 10/15/12	8,241
1,100	8.50%, 10/15/15	1,125

		73,422

	Telecommunications - Wireless — 1.7%
2,327	Alamosa Delaware, Inc., 11.00%, 07/31/10	2,468
330	American Cellular Corp., Series B, 10.00%, 08/01/11	347
1,435	Cricket Communications, Inc., 9.38%, 11/01/14	1,521
	Dobson Cellular Systems, Inc.,
4,380	9.88%, 11/01/12	4,785
1,600	Series B, 8.38%, 11/01/11	1,704
1,000	iPCS, Inc., FRN, 7.48%, 05/01/13 (e)	1,003
	MetroPCS Wireless, Inc.,
2,000	9.25%, 11/01/14 (e)	2,118
6,575	9.25%, 11/01/14 (e)	6,969
500	Rogers Wireless, Inc. (Canada), 9.63%, 05/01/11	566
1,500	Rural Cellular Corp., 8.25%, 03/15/12	1,579

		23,060

	Telecommunications - Wireline — 2.6%
4,800	Citizens Communications Co., 9.25%, 05/15/11 (m)	5,304
1,000	Embarq Corp., 7.08%, 06/01/16	1,019
	Level 3 Financing, Inc.,
300	8.75%, 02/15/17 (e)	308
5,100	9.25%, 11/01/14 (e)	5,323
250	FRN, 9.15%, 02/15/15 (e)	254

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,517	McLeodUSA, Inc., 10.50%, 10/01/11 (e)	1,619
1,525	Qwest Communications International, Inc., 7.50%, 02/15/14	1,575
	Qwest Corp.,
1,000	6.50%, 06/01/17 (e)	989
1,000	7.50%, 10/01/14	1,053
7,600	7.63%, 06/15/15	8,056
7,000	7.88%, 09/01/11	7,402
1,875	Time Warner Telecom Holdings, Inc., 9.25%, 02/15/14	2,013
500	Windstream Corp., 7.00%, 03/15/19	498

		35,413

	Textile — 0.5%
5,080	Broder Brothers Co., Series B, 11.25%, 10/15/10	5,067
2,025	Hanesbrands, Inc., FRN, 8.74%, 12/15/14 (e)	2,101

		7,168

	Tobacco — 0.7%
	Alliance One International, Inc.,
1,350	8.50%, 05/15/12 (e)	1,391
6,500	11.00%, 05/15/12	7,182
1,150	12.75%, 11/15/12	1,282

		9,855

	Transportation Services — 1.4%
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
900	7.63%, 05/15/14 (e)	934
1,000	7.75%, 05/15/16 (e)	1,038
4,430	Hertz Corp., 8.88%, 01/01/14	4,768
888	Horizon Lines LLC, 9.00%, 11/01/12	942
5,600	IdleAire Technologies Corp., SUB, 0.00%, 12/15/12 (e)	3,836
2,000	Navios Maritime Holdings, Inc. (Marshall Islands), 9.50%, 12/15/14 (e)	2,122
2,000	OMI Corp. (Marshall Islands), 7.63%, 12/01/13	2,060
600	Stena AB (Sweden), 7.50%, 11/01/13	613
2,000	Ultrapetrol Bahamas Ltd. (Bahamas), 9.00%, 11/24/14	2,060

		18,373

	Total Corporate Bonds (Cost $1,088,095)	1,124,237

	Convertible Bond — 0.3%
	Technology — 0.3%
4,040	Nortel Networks Corp. (Canada), 4.25%, 09/01/08 (m) (Cost $3,998)	3,939

Shares

	Common Stocks — 2.1%
	Automotive — 0.4%
222	Eagle-Picher Industries, Inc. (a)	5,494

	Airlines — 0.6%
386	Delta Air Lines, Inc. (a)	7,353

	Construction Machinery — 0.0% (g)
4	Simonds Industries, Inc. (a) (i)	126

	Entertainment — 0.0% (g)
9	Bally Total Fitness Holding Corp. (a) (i)	7
29	Bally Total Fitness Holding Corp. (a) (e) (i)	17

		24

	Media Cable — 0.4%
98	Cebridge Connections Holdings LLC (a) (i)	978
112	Time Warner Cable, Inc., Class A (a)	4,310

		5,288

	Media Non-Cable — 0.0% (g)
64	Spanish Broadcasting System (a)	-(h)

	Metals — 0.6%
354	Oglebay Norton Co. (a)	8,413

	Restaurants — 0.0% (g)
18	Avado Brands, Inc. (a) (i)	196

	Retailers — 0.0% (g)
19	Mattress Discounters Corp. (a) (i)	62

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Telecommunications - Wireline — 0.0% (g)
1	XO Holdings, Inc. (a)	6

	Textile — 0.1%
66	WestPoint International, Inc. (a) (i)	697

	Total Common Stocks (Cost $32,106)	27,659

	Preferred Stocks — 0.1%
	Media Non-Cable — 0.1%
9	Spanish Broadcasting System, Series B, 10.75% (Cost $751)	985

Principal Amount ($)

	Loan Participations — 9.4%
	Aerospace & Defense — 0.2%
1,844	Hawker Beechcraft Corp., Term Loan, 7.32%, 04/04/14	1,849
156	Hawker Beechcraft Corp., Term Loan, Tranche 2, 5.25%, 12/31/49	156
495	Wesco Aircraft, 1st Lien Term Loan, 7.60%, 09/29/13	499

		2,504

	Automotive — 1.1%
4,560	Eagle-Picher Industries, Inc., 1st Lien Term Loan, 9.86%, 12/30/10	4,559
2,250	Eagle-Picher Industries, Inc., 2nd Lien Term Loan, 13.85%, 06/30/11	2,318
5,000	Ford Motor Co., Term Loan B, 8.36%, 06/15/07	5,044
	Lear Corp., Term Loan,
2,091	7.85%, 04/25/12	2,091
900	7.86%, 04/25/12	899

		14,911

	Brokerage — 0.5%
4,951	LPL Financial Services, Inc., Bank Debt, 7.85%, 06/30/13	4,951
1,189	Oppenheimer, Term Loan C, 8.10%, 07/28/13	1,201

		6,152

	Chemicals — 0.3%
2,469	Polymer Group, Inc., Bank Debt Term Loan B, 7.59%, 11/22/12	2,475
500	Texas PetroChemical, Prefunded Letter of Credit, 5.36%, 06/27/13	506
1,489	Texas PetroChemical, Term Loan B, 7.94%, 06/27/13	1,503

		4,484

	Construction Machinery — 0.2%
497	NMHG Holding Corp., Term Loan, 7.32%, 05/15/13	496
	Rental Service Corp., 2nd Lien Term Loan,
1,009	8.85%, 11/21/13	1,026
370	10.75%, 11/21/13	376
1,009	10.75%, 11/21/13	1,026

		2,924

	Consumer Products — 0.4%
	Spectrum Brands, Inc.,
841	9.32%, 04/13/13	854
570	9.32%, 04/13/13	579
652	9.34%, 04/13/13	662
1,776	9.36%, 04/13/13	1,804
	True Temper, 1st Lien Term Loan,
117	8.54%, 03/27/11	117
413	8.61%, 03/27/11	413
471	8.62%, 03/27/11	471

		4,900

	Diversified Manufacturing — 0.4%
	Rexnord Corp., Term Loan B,
131	7.84%, 07/18/13	132
3,738	7.86%, 07/18/13	3,766
1,393	Rexnord Corp., Term Loan B-2, 7.58%, 07/18/13	1,399

		5,297

	Energy Independent — 0.0% (g)
494	Alpha Natural Resources, Inc., Term Loan B, 7.10%, 10/26/12	496

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Gaming — 0.9%
4,500	Pinnacle Entertainment, Inc., Term Loan, 7.32%, 12/14/11	4,534
	Venetian Macau, Term Loan B,
2,000	7.60%, 05/25/13	2,020
5,333	8.10%, 05/25/13	5,387

		11,941

	Health Care — 0.8%
	Advanced Medical Optics,
444	7.09%, 04/02/14	444
444	7.10%, 04/02/14	444
111	7.10%, 04/02/14	111
3,000	Carestream, 1st Lien Bank Loan, 7.34%, 04/30/13	3,000
1,000	Carestream, 2nd Lien Bank Loan, 10.59%, 04/30/13	1,010
4,389	HCA, Inc., Term Loan B, 7.60%, 11/14/13	4,441
1,523	Iasis Healthcare Corp., 7.36%, 03/15/14	1,532

		10,982

	Industrial Other — 0.3%
2,835	Baldor, Term Loan, 7.13%, 01/31/14	2,852
1,000	BOC Edwards, 1st Lien Term Loan, 7.36%, 08/31/07	1,000

		3,852

	Lodging — 0.1%
1,000	Lodgenet Entertainment Corp., Term Loan, 7.34%, 04/04/13	1,005

	Media Non-Cable —1.1%
	Cenveo Corp., Term Loan C,
828	7.10%, 12/31/49	830
28	7.10%, 12/31/49	28
1,000	Intelsat Bermuda Ltd., Term Loan, 7.86%, 01/11/14	1,004
2,995	Riverdeep, Term Loan B, 8.10%, 12/21/13	3,009
5,638	Univision, 1st Lien Term Loan, 7.61%, 12/31/49	5,631
2,000	Univision, 2nd Lien Term Loan, 7.82%, 03/01/09	2,000
2,260	Valassis Communication, Delayed Draw Term Loan, 7.10%, 03/02/14	2,252

		14,754

	Non-Captive — 0.3%
	Buckeye Check Cashing, Term Loan,
281	8.08%, 05/01/12	282
2,810	8.10%, 05/01/12	2,820
140	8.11%, 05/01/12	141
1,085	8.12%, 05/01/12	1,089

		4,332

	Oil Field Services — 0.5%
8	Chart Industries, 2nd Tranche, 7.38%, 10/14/12	8
6	Chart Industries, 3rd Tranche, 7.38%, 10/14/12	6
153	Chart Industries, Bank Debt, 7.38%, 10/14/12	153
1,000	Dresser, Inc., Term Loan, 0.00%, 10/31/13	1,000
106	Moreno Group, Term Loan, 8.07%, 07/20/07	106
	Moreno Group, Term Loan B,
4,672	8.07%, 12/31/49	4,696
	Petroleum Geo-Services ASA, Term Loan (Norway),
911	7.60%, 12/21/12	917
235	7.60%, 12/21/12	236

		7,122

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Other Finance — 0.2%
	Realogy Corp., Bank Term Loan,
636	8.32%, 12/31/49	638
2,364	8.35%, 12/31/49	2,370

		3,008

	P&C — 0.1%
1,000	Swett & Crawford Group, 1st Lien Bank Debt, 7.61%, 11/16/12	1,001

	Technology — 0.9%
2,717	Advanced Micro Devices, Inc., Term Loan, 7.34%, 12/31/13	2,726
1,496	Isola Group S.A.R.L., 1st Lien Term Loan, 10.10%, 12/18/12	1,484
750	Isola Group S.A.R.L, 2nd Lien Term Loan, 13.07%, 12/18/13	746
2,985	Stratus Technologies, Inc., 1st Lien Term Loan (Germany), 8.38%, 03/28/11	2,933
4,000	Stratus Technologies, Inc., 2nd Lien Term Loan (Germany), 14.35%, 03/28/12	3,580
	TTM Technologies, Inc., Term Loan,
458	7.57%, 10/31/12	459
480	7.61%, 10/31/12	481

		12,409

	Telecommunications - Wireless — 0.4%
1,000	American Cellular Corp., Term Loan 7.32%, 08/31/13	1,004
3,125	MetroPCS Wireless, Inc., Term Loan, 7.63%, 11/03/13	3,156
1,706	MetroPCS, Inc., 2nd Tranche Term Loan, 7.63%, 11/03/13	1,723
144	MetroPCS, Inc., 3rd Tranche Term Loan, 7.63%, 11/03/13	144

		6,027

	Telecommunications - Wireline — 0.7%
4,973	Cavalier Telephone, Term Loan, 10.07%, 03/24/12	5,041
1,000	Level 3 Communications, Term Loan, 7.61%, 03/01/14	1,006
500	Paetec Holdings Corp., Term Loan, 8.82%, 12/31/39	506
	Time Warner Telecom, Term Loan B,
2,493	7.32%, 10/12/13	2,513

		9,066

	Total Loan Participations (Cost $126,906)	127,167

No. of Rights

	Rights — 0.0% (g)
	Textile — 0.0% (g)
59	WestPoint International, Inc. (a) (i) (Cost $ -)	103

No. of Warrants

	Warrants — 0.0% (g)
	Telecommunications - Wireline — 0.0% (g)
	XO Holdings, Inc. (a)
2	Class A, expiring 01/16/10 (Strike Price $6.25)	2
2	Class B, expiring 01/16/10 (Strike Price $7.50)	1
2	Class C, expiring 01/16/10 (Strike Price $10.00)	-(h)

	Total Warrants (Cost $ -)	3

	Total Long-Term Investments (Cost $1,255,973)	1,288,087

Shares

	Short-Term Investment — 3.0%
	Investment Company — 3.0%
40,636	JPMorgan Liquid Assets Money Market Fund (b) (Cost $40,636)	40,636

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 20.7%
	Asset-Backed Securities — 0.8%
526	Countrywide Home Loans, FRN, 5.43%, 12/28/07	526

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,525	GSAA, Series 2005-15, Class A1, FRN, 5.41%, 12/26/07	3,525
5,860	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	5,860
670	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	670

		10,581

	Certificates of Deposit — 1.7%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
6,000	Barclays, New York, FRN, 5.33%, 06/06/07	6,000
6,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	6,000
5,000	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	5,000

		21,999

	Corporate Notes — 12.3%
13,000	Banque Federative du Credit, FRN, 5.32%, 06/30/08	13,000
9,000	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	9,000
12,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	12,500
10,500	Caixa Catal, FRN, 5.40%, 06/27/08	10,500
9,000	CC USA, Inc., FRN, 5.37%, 01/25/08	9,000
7,500	Citigroup Global Markets, Inc., FRN, 5.38%, 06/07/07	7,500
13,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	13,500
6,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	6,000
5,000	Goldman Sachs Group, Inc., FRN, 5.47%, 12/28/07	5,000
12,997	K2 (USA) LLC, FRN, 5.39%, 02/15/08	12,997
9,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	9,999
13,000	Macquarie Bank Ltd., FRN, 5.35%, 06/30/08	13,000
11,000	Monumental Global Funding, FRN, 5.41%, 05/28/10	11,000
2,000	Monumental Global Funding II, FRN, 5.40%, 03/26/10	2,000
5,000	Morgan Stanley, FRN, 5.49%, 06/30/08	5,000
	Pricoa Global Funding I,
5,000	FRN, 5.31%, 06/30/08	5,000
5,000	FRN, 5.41%, 12/15/09	5,000
4,700	Unicredito Italiano Bank plc, FRN, 5.34%, 06/30/08	4,700
10,000	World Savings Bank FSB, FRN, 5.38%, 06/20/08	10,000

		164,696

	Funding Agreement — 0.8%
11,000	Beneficial Life Insurance Co., FRN, 5.40%, 08/31/07	11,000

	Repurchase Agreements — 5.1%
19,018	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $19,021, collateralized by U.S. Government Agency Mortgages	19,018
25,000	Bear Stearns Cos., Inc., 5.31%, dated 5/31/07, due 06/01/07, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000
25,000	Credit Suisse First Boston LLC, 5.32%, dated 5/31/07, due 06/01/07, repurchase price $25,004, collateralized by U.S. Government Agency Mortgages	25,000

		69,018

	Total Investments of Cash Collateral for Securities on Loan (Cost $277,294)	277,294

	Total Investments — 119.7% (Cost $1,573,903)	1,606,017
	Liabilities in Excess of Other Assets — (19.7)%	(264,371)

	NET ASSETS — 100.0%	$1,341,646

Percentages indicated are based on net assets.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$50,194
Aggregate gross unrealized depreciation		(18,080)

Net unrealized appreciation/depreciation		$32,114

Federal income tax cost of investments		$1,573,903

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc. or JPMorgan Investment Advisors Inc.
(d)	Defaulted security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

JPMorgan High Yield Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, unfunded commitments, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Long-Term Investments — 98.2%
		Asset-Backed Securities — 1.8%
1,595		American Express Credit Account Master Trust, Series 2004-3, Class A, 4.35%, 12/15/11	1,569
		Citibank Credit Card Issuance Trust,
3,390		Series 2002-C2, Class C2, 6.95%, 02/18/14	3,555
1,400		Series 2005-B1, Class B1, 4.40%, 09/15/10	1,381
728		CNH Equipment Trust, Series 2003-B, Class A4B, 3.38%, 02/15/11	722
717		Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	718
2,448		Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	2,449
1,000		Ford Credit Auto Owner Trust, Series 2006-B, Clas A4, 5.25%, 09/15/11	997
685		GE Capital Mortgage Services, Inc., Series 1999-HE1, Class M, 6.71%, 04/25/29	670
930		Household Automotive Trust, Series 2005-1 Class A4, 4.35%, 06/18/12	915
		MBNA Credit Card Master Note Trust,
2,393		Series 2002-C1, Class C1, 6.80%, 07/15/14	2,510
997		Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,033
1,755		MBNA Master Credit Card Trust, Series 1999-J, Class C, 7.85%, 02/15/12 (e)	1,850
23		Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	23
413		WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	410

		Total Asset-Backed Securities (Cost $18,555)	18,802

		Collateralized Mortgage Obligations — 45.4%
		Agency CMO — 38.2%
819		Federal Home Loan Bank System, Series 2000, Class Y, 5.27%, 12/28/12	812
		Federal Home Loan Mortgage Corp.,
92		Series 11, Class D, 9.50%, 07/15/19	95
1		Series 41, Class I, HB, 84.00%, 05/15/20	1
41		Series 46, Class B, 7.80%, 09/15/20	40
13		Series 47, Class F, 10.00%, 06/15/20	14
1		Series 85, Class C, 8.60%, 01/15/21	1
38		Series 99, Class Z, 9.50%, 01/15/21	40
153		Series 114, Class H, 6.95%, 01/15/21	153
-(h	)	Series 204, Class E, HB, IF, 818.40%, 05/15/23	1
11		Series 1079, Class S, IF, 15.73%, 05/15/21	14
14		Series 1084, Class F, FRN, 6.33%, 05/15/21	14
10		Series 1084, Class S, HB, IF, 21.04%, 05/15/21	10
76		Series 1144, Class KB, 8.50%, 09/15/21	75
-(h	)	Series 1172, Class L, HB, VAR, 1,145.76%, 11/15/21	-(h	)
1		Series 1196, Class B, HB, IF, 531.96%, 01/15/22	15
133		Series 1206, Class IA, 7.00%, 03/15/22	132
1,440		Series 1212, Class IZ, 8.00%, 02/15/22	1,436
91		Series 1250, Class J, 7.00%, 05/15/22	91
-(h	)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h	)
238		Series 1343, Class LA, 8.00%, 08/15/22	251
55		Series 1404, Class FA, 4.50%, 11/15/07	55
11		Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h	)
1,088		Series 1466, Class PZ, 7.50%, 02/15/23	1,114
15		Series 1470, Class F, FRN, 5.30%, 02/15/23	15
436		Series 1491, Class I, 7.50%, 04/15/23	445
10		Series 1506, Class F, FRN, 5.95%, 05/15/08	10
2		Series 1506, Class S, IF, 9.94%, 05/15/08	2
24		Series 1506, Class SD, IF, IO, 3.13%, 05/15/08	-(h	)
564		Series 1512, Class J, 6.50%, 05/15/08	562
69		Series 1513, Class AG, FRN, 3.90%, 05/15/08	68
130		Series 1513, Class N, 6.50%, 05/15/08	130
438		Series 1518, Class G, IF, 4.00%, 05/15/23	417
412		Series 1541, Class O, FRN, 3.95%, 07/15/23	401
63		Series 1544, Class J, IF, 7.21%, 07/15/08	63
35		Series 1549, Class K, 8.50%, 07/15/08	35

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

815	Series 1558, Class D, 6.50%, 07/15/23	823
135	Series 1586, Class M, 5.00%, 09/15/08	134
25	Series 1600, Class SC, IF, 8.60%, 10/15/08	25
11	Series 1602, Class SA, IF, 5.28%, 10/15/23	10
59	Series 1604, Class SA, IF, 6.85%, 11/15/08	59
111	Series 1606, Class SC, IF, 9.52%, 11/15/08	111
3,021	Series 1607, Class H, 6.25%, 10/15/13	3,025
1,196	Series 1608, Class L, 6.50%, 09/15/23	1,223
1,413	Series 1609, Class LG, IF, 5.69%, 11/15/23	1,414
644	Series 1611, Class JA, FRN, 6.63%, 08/15/23	650
587	Series 1611, Class JB, IF, 2.72%, 08/15/23	545
2,307	Series 1624, Class KZ, 6.00%, 12/15/08	2,307
156	Series 1625, Class SD, IF, 8.50%, 12/15/08	158
16	Series 1671, Class L, 7.00%, 02/15/24	16
29	Series 1685, Class Z, 6.00%, 11/15/23	29
79	Series 1689, Class SD, IF, 9.10%, 10/15/23	79
251	Series 1698, Class SC, IF, 9.69%, 03/15/09	254
186	Series 1700, Class GA, PO, 02/15/24	174
1,595	Series 1706, Class K, 7.00%, 03/15/24	1,645
158	Series 1745, Class D, 7.50%, 08/15/24	157
483	Series 1798, Class F, 5.00%, 05/15/23	467
20	Series 1807, Class G, 9.00%, 10/15/20	20
97	Series 1900, Class T, PO, 08/15/08	94
1,911	Series 1927, Class PH, 7.50%, 01/15/27	1,965
65	Series 1967, Class PC, PO, 10/15/08	65
916	Series 1981, Class Z, 6.00%, 05/15/27	921
273	Series 1987, Class PE, 7.50%, 09/15/27	277
25	Series 2017, Class SE, IF, 8.34%, 12/15/08	25
746	Series 2025, Class PE, 6.30%, 01/15/13	751
142	Series 2033, Class SN, IF, IO, 12.13%, 03/15/24	51
384	Series 2038, Class PN, IO, 7.00%, 03/15/28	99
1,436	Series 2040, Class PE, 7.50%, 03/15/28	1,465
671	Series 2056, Class TD, 6.50%, 05/15/18	683
2,571	Series 2063, Class PG, 6.50%, 06/15/28	2,607
349	Series 2064, Class TE, 7.00%, 06/15/28	359
1,725	Series 2075, Class PH, 6.50%, 08/15/28	1,755
1,196	Series 2075, Class PM, 6.25%, 08/15/28	1,210
432	Series 2089, Class PJ, IO, 7.00%, 10/15/28	106
341	Series 2097, Class PV, 6.00%, 09/15/09	341
372	Series 2102, Class TC, 6.00%, 12/15/13	375
1,338	Series 2125, Class JZ, 6.00%, 02/15/29	1,343
165	Series 2163, Class PC, IO, 7.50%, 06/15/29	38
1,994	Series 2169, Class TB, 7.00%, 06/15/29	2,117
798	Series 2172, Class QC, 7.00%, 07/15/29	841
11	Series 2196, Class TL, 7.50%, 11/15/29	11
605	Series 2201, Class C, 8.00%, 11/15/29	625
1,033	Series 2210, Class Z, 8.00%, 01/15/30	1,071
464	Series 2224, Class CB, 8.00%, 03/15/30	475
662	Series 2256, Class MC, 7.25%, 09/15/30	681
1,022	Series 2259, Class ZM, 7.00%, 10/15/30	1,053
742	Series 2271, Class PC, 7.25%, 12/15/30	752
798	Series 2283, Class K, 6.50%, 12/15/23	824
498	Series 2296, Class PD, 7.00%, 03/15/31	514
15	Series 2299, Class G, 7.00%, 05/15/14	15
237	Series 2306, Class K, PO, 05/15/24	186
577	Series 2306, Class SE, IF, IO, 5.91%, 05/15/24	94
301	Series 2333, Class HC, 6.00%, 07/15/31	303
763	Series 2344, Class QG, 6.00%, 08/15/16	769
10,591	Series 2344, Class ZD, 6.50%, 08/15/31	10,851
1,334	Series 2344, Class ZJ, 6.50%, 08/15/31	1,358
1,132	Series 2345, Class NE, 6.50%, 08/15/31	1,150
1,235	Series 2345, Class PQ, 6.50%, 08/15/16	1,257
1,048	Series 2347, Class VP, 6.50%, 03/15/20	1,065
1,158	Series 2351, Class PZ, 6.50%, 08/15/31	1,195
6,619	Series 2353, Class TD, 6.00%, 09/15/16	6,698
893	Series 2355, Class BP, 6.00%, 09/15/16	900
1,010	Series 2360, Class PG, 6.00%, 09/15/16	1,016
300	Series 2362, Class PD, 6.50%, 06/15/20	301
139	Series 2362, Class PJ, 6.50%, 10/15/28	139
873	Series 2366, Class MD, 6.00%, 10/15/16	880
20	Series 2382, Class TL, IO, 6.50%, 02/15/31	-(h	)
1,606	Series 2391, Class QR, 5.50%, 12/15/16	1,602
1,501	Series 2391, Class VQ, 6.00%, 10/15/12	1,513
1,309	Series 2392, Class PV, 6.00%, 12/15/20	1,312
425	Series 2410, Class HC, 5.50%, 02/15/09	423

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

978	Series 2410, Class NG, 6.50%, 02/15/32	1,003
1,154	Series 2410, Class OE, 6.38%, 02/15/32	1,170
3,027	Series 2410, Class QS, IF, 5.67%, 02/15/32	2,919
439	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	43
238	Series 2412, Class SE, IF, 5.02%, 02/15/09	230
1,595	Series 2412, Class SP, IF, 5.46%, 02/15/32	1,496
517	Series 2423, Class MC, 7.00%, 03/15/32	531
1,000	Series 2423, Class MT, 7.00%, 03/15/32	1,027
4,002	Series 2434, Class TC, 7.00%, 04/15/32	4,118
957	Series 2435, Class CJ, 6.50%, 04/15/32	980
1,595	Series 2435, Class VH, 6.00%, 07/15/19	1,605
1,196	Series 2441, Class GF, 6.50%, 04/15/32	1,228
1,171	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	98
1,305	Series 2450, Class GZ, 7.00%, 05/15/32	1,350
468	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	39
2,141	Series 2460, Class VZ, 6.00%, 11/15/29	2,149
3,988	Series 2466, Class DH, 6.50%, 06/15/32	4,081
3,988	Series 2466, Class PG, 6.50%, 04/15/32	4,068
1,595	Series 2474, Class NR, 6.50%, 07/15/32	1,635
2,182	Series 2484, Class LZ, 6.50%, 07/15/32	2,253
2,227	Series 2498, Class UD, 5.50%, 06/15/16	2,224
410	Series 2500, Class GD, 5.50%, 12/15/15	410
2,393	Series 2500, Class MC, 6.00%, 09/15/32	2,381
1,331	Series 2500, Class TD, 5.50%, 02/15/16	1,330
2,393	Series 2512, Class PG, 5.50%, 10/15/22	2,306
667	Series 2513, Class YO, PO, 02/15/32	574
2,393	Series 2515, Class DE, 4.00%, 03/15/32	2,233
235	Series 2519, Class BT, 8.50%, 09/15/31	250
1,574	Series 2527, Class VU, 5.50%, 10/15/13	1,569
1,196	Series 2535, Class BK, 5.50%, 12/15/22	1,189
1,675	Series 2537, Class TE, 5.50%, 12/15/17	1,666
2,662	Series 2543, Class YX, 6.00%, 12/15/32	2,653
2,011	Series 2557, Class WJ, 5.00%, 07/15/14	1,999
1,710	Series 2565, Class MB, 6.00%, 05/15/30	1,723
3,190	Series 2575, Class ME, 6.00%, 02/15/33	3,175
1,136	Series 2586, Class WI, IO, 6.50%, 03/15/33	280
3,890	Series 2594, Class VA, 6.00%, 03/15/14	3,911
1,663	Series 2594, Class VP, 6.00%, 02/15/14	1,671
1,595	Series 2594, Class VQ, 6.00%, 08/15/20	1,597
2,838	Series 2597, Class AD, 6.50%, 03/15/32	2,949
2,771	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	170
5,899	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	283
6,368	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	360
3,831	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	224
1,595	Series 2617, Class GR, 4.50%, 05/15/18	1,498
1,149	Series 2619, Class IM, IO, 5.00%, 10/15/21	149
1,000	Series 2628, Class WA, 4.00%, 07/15/28	943
819	Series 2630, Class KN, 2.50%, 04/15/13	803
798	Series 2631, Class LC, 4.50%, 06/15/18	751
798	Series 2640, Class VE, 3.25%, 07/15/22	676
316	Series 2643, Class HI, IO, 4.50%, 12/15/16	30
1,895	Series 2651, Class VZ, 4.50%, 07/15/18	1,773
747	Series 2656, Class SH, IF, 5.64%, 02/15/25	724
1,136	Series 2668, Class SB, IF, 2.47%, 10/15/15	1,015
798	Series 2672, Class ME, 5.00%, 11/15/22	771
1,994	Series 2675, Class CK, 4.00%, 09/15/18	1,808
1,421	Series 2682, Class YS, IF, 1.02%, 10/15/33	839
2,000	Series 2684, Class PO, PO, 01/15/33	1,252
957	Series 2684, Class TO, PO, 10/15/33	474
798	Series 2686, Class GB, 5.00%, 05/15/20	788
589	Series 2691, Class WS, IF, 1.02%, 10/15/33	380
1,000	Series 2695, Class DE, 4.00%, 01/15/17	943
569	Series 2697, Class LE, 4.50%, 11/15/20	554
859	Series 2705, Class SC, IF, 1.02%, 11/15/33	514
859	Series 2705, Class SD, IF, 2.16%, 11/15/33	608
5,822	Series 2727, Class BS, IF, 1.10%, 01/15/34	3,440
89	Series 2727, Class PO, PO, 01/15/34	42
54	Series 2733, Class GF, FRN, 0.00%, 09/15/33	51
344	Series 2739, Class S, IF, 1.36%, 01/15/34	197
589	Series 2744, Class FE, FRN, 0.00%, 02/15/34	431
1,567	Series 2744, Class PC, 5.50%, 01/15/31	1,567
1,991	Series 2744, Class PD, 5.50%, 08/15/33	1,992
1,595	Series 2744, Class TU, 5.50%, 05/15/32	1,590
688	Series 2749, Class PK, IO, 5.00%, 09/15/22	20
676	Series 2753, Class S, IF, 1.36%, 02/15/34	415

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

464		Series 2755, Class SA, IF, 3.56%, 05/15/30	422
233		Series 2769, Class PO, PO, 03/15/34	116
1,519		Series 2776, Class SK, IF, 1.10%, 04/15/34	922
538		Series 2846, Class PO, PO, 08/15/34	421
1,000		Series 3047, Class OB, 5.50%, 12/15/33	1,000
912		Series 3117, Class EO, PO, 02/15/36	690
292		Series 3134, Class PO, PO, 03/15/36	217
951		Series 3138, Class PO, PO, 04/15/36	698
956		Series 3150, Class PO, PO, 05/15/36	716
534		Series 3158, Class LX, FRN, 0.00%, 05/15/36	440
600		Series 3179, Class OA, PO, 07/15/36	467
744		Series 3189, Class SN, IF, 0.79%, 11/15/35	717
		Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
365		Series T-41, Class 3A, 7.50%, 07/25/32	376
314		Series T-51, Class 2A, VAR, 7.50%, 08/25/42	325
3,017		Series T-54, Class 2A, 6.50%, 02/25/43	3,060
1,053		Series T-54, Class 3A, 7.00%, 02/25/43	1,077
280		Series T-58, Class A, PO, 09/25/43	237
		Federal Home Loan Mortgage Corp.- Government National Mortgage Association,
707		Series 24, Class ZE, 6.25%, 11/25/23	715
		Federal National Mortgage Association,
6		Series 50, Class 2, IO, 10.50%, 03/01/19	2
42		Series 218, Class 2, IO, 7.50%, 04/01/23	10
559		Series 329, Class 1, PO, 12/01/32	407
1,243		Series 340, Class 1, PO, 09/01/33	873
27		Series 1988-7, Class Z, 9.25%, 04/25/18	28
120		Series 1989-70, Class G, 8.00%, 10/25/19	126
47		Series 1989-78, Class H, 9.40%, 11/25/19	51
41		Series 1989-83, Class H, 8.50%, 11/25/19	44
37		Series 1989-89, Class H, 9.00%, 11/25/19	40
14		Series 1990-1, Class D, 8.80%, 01/25/20	15
23		Series 1990-7, Class B, 8.50%, 01/25/20	24
23		Series 1990-60, Class K, 5.50%, 06/25/20	22
20		Series 1990-63, Class H, 9.50%, 06/25/20	22
22		Series 1990-93, Class G, 5.50%, 08/25/20	22
-(h	)	Series 1990-94, Class H, HB, 502.20%, 08/25/20	3
-(h	)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	7
106		Series 1990-102, Class J, 6.50%, 08/25/20	107
48		Series 1990-120, Class H, 9.00%, 10/25/20	51
9		Series 1990-134, Class SC, IF, 13.58%, 11/25/20	11
-(h	)	Series 1990-140, Class K, HB, 652.15%, 12/25/20	9
-(h	)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	1
66		Series 1991-42, Class S, IF, 8.32%, 05/25/21	70
68		Series 1992-33, Class F, FRN, 4.29%, 03/25/22	68
59		Series 1992-143, Class MA, 5.50%, 09/25/22	58
137		Series 1993-18, Class PK, 6.50%, 02/25/08	137
417		Series 1993-25, Class J, 7.50%, 03/25/23	436
2,602		Series 1993-37, Class PX, 7.00%, 03/25/23	2,699
905		Series 1993-54, Class Z, 7.00%, 04/25/23	933
190		Series 1993-62, Class SA, IF, 10.50%, 04/25/23	217
16		Series 1993-72, Class F, FRN, 5.20%, 05/25/08	16
246		Series 1993-122, Class M, 6.50%, 07/25/23	251
91		Series 1993-165, Class SD, IF, 5.73%, 09/25/23	91
13		Series 1993-170, Class SE, IF, 9.71%, 09/25/08	13
30		Series 1993-175, Class SA, IF, 11.94%, 09/25/08	31
383		Series 1993-178, Class PK, 6.50%, 09/25/23	392
3,988		Series 1993-183, Class KA, 6.50%, 10/25/23	4,112
3,013		Series 1993-189, Class PL, 6.50%, 10/25/23	3,083
201		Series 1993-190, Class S, IF, 6.85%, 10/25/08	200
39		Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	39
420		Series 1993-225, Class SG, IF, 4.90%, 12/25/13	412
648		Series 1993-247, Class SA, IF, 11.97%, 12/25/23	748
1,439		Series 1993-250, Class Z, 7.00%, 12/25/23	1,478
2,610		Series 1993-257, Class C, PO, 06/25/23	2,321
37		Series 1994-9, Class E, PO, 11/25/23	31
145		Series 1994-12, Class FC, FRN, 5.35%, 01/25/09	144
18		Series 1994-13, Class SK, IF, 9.13%, 02/25/09	18
130		Series 1994-17, Class JB, IO, 6.50%, 02/25/09	5
34		Series 1994-20, Class Z, 6.50%, 02/25/09	34
401		Series 1994-34, Class DZ, 6.00%, 03/25/09	401
233		Series 1994-40, Class VC, 6.50%, 02/25/10	233
212		Series 1994-55, Class G, 6.75%, 12/25/23	212
1,694		Series 1996-14, Class SE, IF, IO, 6.06%, 08/25/23	292
39		Series 1996-20, Class L, PO, 09/25/08	38
100		Series 1996-24, Class E, PO, 03/25/09	96

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

83	Series 1996-27, Class FC, FRN, 5.84%, 03/25/17	84
286	Series 1996-32, Class PH, 7.00%, 01/25/26	287
107	Series 1996-39, Class J, PO, 09/25/08	104
163	Series 1996-59, Class J, 6.50%, 08/25/22	166
1,064	Series 1996-59, Class K, 6.50%, 07/25/23	1,076
823	Series 1997-20, Class IB, IF, IO, 1.84%, 03/25/27	30
900	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	32
399	Series 1997-27, Class J, 7.50%, 04/18/27	416
340	Series 1997-29, Class J, 7.50%, 04/20/27	353
683	Series 1997-39, Class PD, 7.50%, 05/20/27	705
317	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	75
51	Series 1998-4, Class C, PO, 04/25/23	43
110	Series 1998-27, Class B, PO, 12/25/08	106
672	Series 1998-36, Class ZB, 6.00%, 07/18/28	678
1,899	Series 2000-2, Class ZE, 7.50%, 02/25/30	1,983
919	Series 2001-4, Class PC, 7.00%, 03/25/21	947
1,533	Series 2001-5, Class OW, 6.00%, 03/25/16	1,542
2,619	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	623
1,884	Series 2001-36, Class DE, 7.00%, 08/25/31	1,959
484	Series 2001-44, Class PD, 7.00%, 09/25/31	498
1,852	Series 2001-48, Class Z, 6.50%, 09/25/21	1,896
533	Series 2001-49, Class Z, 6.50%, 09/25/31	544
1,309	Series 2001-50, Class VB, 6.50%, 12/25/16	1,309
977	Series 2001-52, Class XM, 6.50%, 11/25/10	986
2,791	Series 2001-61, Class VB, 7.00%, 12/25/16	2,797
822	Series 2001-61, Class VQ, 6.50%, 08/25/15	822
1,030	Series 2001-71, Class GU, 6.00%, 05/25/14	1,030
1,815	Series 2001-71, Class MB, 6.00%, 12/25/16	1,827
2,313	Series 2001-71, Class QE, 6.00%, 12/25/16	2,328
11,246	Series 2001-74, Class MB, 6.00%, 12/25/16	11,414
1,262	Series 2001-80, Class PE, 6.00%, 07/25/29	1,268
454	Series 2001-81, Class LO, PO, 01/25/32	350
1,184	Series 2002-1, Class HC, 6.50%, 02/25/22	1,204
446	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	463
1,049	Series 2002-2, Class UC, 6.00%, 02/25/17	1,049
2,302	Series 2002-3, Class OG, 6.00%, 02/25/17	2,317
451	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	436
4,865	Series 2002-18, Class PC, 5.50%, 04/25/17	4,853
1,469	Series 2002-21, Class PE, 6.50%, 04/25/32	1,497
1,595	Series 2002-24, Class AJ, 6.00%, 04/25/17	1,608
1,378	Series 2002-28, Class PK, 6.50%, 05/25/32	1,407
1,892	Series 2002-37, Class Z, 6.50%, 06/25/32	1,935
3,190	Series 2002-56, Class UC, 5.50%, 09/25/17	3,176
2,012	Series 2002-59, Class AC, 6.00%, 03/25/28	2,012
639	Series 2002-59, Class VB, 6.50%, 04/25/32	638
3,516	Series 2002-61, Class PE, 5.50%, 05/25/16	3,507
3,190	Series 2002-74, Class LD, 5.00%, 01/25/16	3,146
3,988	Series 2002-74, Class PD, 5.00%, 11/25/15	3,939
6,460	Series 2002-74, Class VB, 6.00%, 11/25/31	6,480
1,743	Series 2002-84, Class VB, 5.50%, 04/25/15	1,725
316	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	53
1,595	Series 2002-94, Class BK, 5.50%, 01/25/18	1,585
1,839	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	62
798	Series 2003-22, Class UD, 4.00%, 04/25/33	647
640	Series 2003-34, Class GB, 6.00%, 03/25/33	637
1,199	Series 2003-34, Class GE, 6.00%, 05/25/33	1,188
344	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	82
1,595	Series 2003-47, Class PE, 5.75%, 06/25/33	1,550
739	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	739
664	Series 2003-64, Class SX, IF, 0.45%, 07/25/33	416
1,539	Series 2003-71, Class DS, IF, 0.37%, 08/25/33	931
5,718	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	440
1,595	Series 2003-83, Class PG, 5.00%, 06/25/23	1,539
478	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	419
1,196	Series 2003-106, Class US, IF, 1.10%, 11/25/23	733
3,789	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	288
2,161	Series 2003-117, Class JB, 3.50%, 06/25/33	1,912
798	Series 2003-128, Class KE, 4.50%, 01/25/14	775
1,194	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,035
1,551	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	1,633
1,193	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	763
1,000	Series 2004-21, Class AE, 4.00%, 04/25/19	894
250	Series 2004-21, Class CO, PO, 04/25/34	141
1,595	Series 2004-25, Class PC, 5.50%, 01/25/34	1,566
1,117	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	1,046

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

1,037		Series 2004-36, Class PC, 5.50%, 02/25/34	1,020
1,688		Series 2004-36, Class SA, IF, 4.89%, 05/25/34	1,592
1,131		Series 2004-76, Class CL, 4.00%, 10/25/19	1,023
696		Series 2005-52, Class PA, 6.50%, 06/25/35	715
2,000		Series 2005-68, Class PG, 5.50%, 08/25/35	1,987
2,500		Series 2005-84, Class XM, 5.75%, 10/25/35	2,510
2,620		Series 2005-110, Class GJ, 5.50%, 11/25/30	2,609
908		Series 2006-22, Class AO, PO, 04/25/36	650
981		Series 2006-59, Class QO, PO, 01/25/33	741
897		Series 2006-65, Class QO, PO, 07/25/36	677
452		Series 2006-72, Class GO, PO, 08/25/36	344
1,500		Series 2006-77, Class PC, 6.50%, 08/25/36	1,552
1,900		Series 2006-110, Class PO, PO, 11/25/36	1,329
33		Series G-14, Class L, 8.50%, 06/25/21	35
171		Series G-18, Class Z, 8.75%, 06/25/21	183
56		Series G-22, Class G, 6.00%, 12/25/16	56
127		Series G-35, Class M, 8.75%, 10/25/21	136
-(h	)	Series G92-27, Class SQ, IF, HB, 5,278.68%, 05/25/22	24
524		Series G92-35, Class E, 7.50%, 07/25/22	545
31		Series G92-42, Class Z, 7.00%, 07/25/22	32
752		Series G92-44, Class ZQ, 8.00%, 07/25/22	791
557		Series G92-54, Class ZQ, 7.50%, 09/25/22	582
119		Series G93-5, Class Z, 6.50%, 02/25/23	121
117		Series G95-1, Class C, 8.80%, 01/25/25	127
		Federal National Mortgage Association Whole Loan,
875		Series 2002-W5, Class A7, 6.25%, 08/25/30	875
322		Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	13
1,445		Series 2003-W1, Class 1A1, 6.50%, 12/25/42	1,463
405		Series 2003-W4, Class 2A, 6.50%, 10/25/42	410
42		Series 2003-W8, Class 1A3, 4.75%, 12/25/42	42
1,267		Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,303
		Government National Mortgage Association,
425		Series 1994-3, Class PQ, 7.49%, 07/16/24	440
1,531		Series 1994-4, Class KQ, 7.99%, 07/16/24	1,588
2,393		Series 1994-7, Class PQ, 6.50%, 10/16/24	2,461
592		Series 1995-3, Class DQ, 8.05%, 06/16/25	626
163		Series 1995-7, Class CQ, 7.50%, 09/16/25	170
1,243		Series 1996-16, Class E, 7.50%, 08/16/26	1,277
258		Series 1998-26, Class K, 7.50%, 09/17/25	268
4,154		Series 1999-4, Class ZB, 6.00%, 02/20/29	4,189
3,728		Series 1999-10, Class ZC, 6.50%, 04/20/29	3,788
570		Series 1999-30, Class S, IF, IO, 3.28%, 08/16/29	44
453		Series 1999-41, Class Z, 8.00%, 11/16/29	472
335		Series 1999-44, Class PC, 7.50%, 12/20/29	349
777		Series 2000-6, Class Z, 7.50%, 02/20/30	797
133		Series 2000-9, Class Z, 8.00%, 06/20/30	138
3,153		Series 2000-9, Class ZJ, 8.50%, 02/16/30	3,352
1,259		Series 2000-14, Class PD, 7.00%, 02/16/30	1,293
365		Series 2000-16, Class ZN, 7.50%, 02/16/30	378
1,944		Series 2000-37, Class B, 8.00%, 12/20/30	2,003
158		Series 2000-38, Class AH, 7.15%, 12/20/30	161
1,215		Series 2001-7, Class PK, 6.50%, 03/20/31	1,235
66		Series 2001-32, Class WA, IF, 6.82%, 07/20/31	66
1,595		Series 2001-64, Class MQ, 6.50%, 12/20/31	1,626
454		Series 2002-7, Class PG, 6.50%, 01/20/32	465
637		Series 2002-31, Class S, IF, IO, 3.38%, 01/16/31	44
1,595		Series 2002-40, Class UK, 6.50%, 06/20/32	1,637
7,519		Series 2002-45, Class QE, 6.50%, 06/20/32	7,718
1,595		Series 2002-47, Class PG, 6.50%, 07/16/32	1,636
1,595		Series 2002-47, Class PY, 6.00%, 07/20/32	1,607
2,079		Series 2002-47, Class ZA, 6.50%, 07/20/32	2,125
164		Series 2002-51, Class SG, IF, 9.45%, 04/20/31	179
990		Series 2002-54, Class GB, 6.50%, 08/20/32	1,012
531		Series 2002-79, Class KV, 6.00%, 11/20/13	534
5,045		Series 2002-88, Class VA, 6.00%, 12/20/17	5,077
1,363		Series 2003-4, Class NI, IO, 5.50%, 01/20/32	216
1,070		Series 2003-4, Class NY, 5.50%, 12/20/13	1,068
352		Series 2003-24, Class PO, PO, 03/16/33	278
1,196		Series 2003-40, Class TJ, 6.50%, 03/20/33	1,237
1,375		Series 2003-52, Class AP, PO, 06/16/33	1,033
411		Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	6
282		Series 2004-28, Class S, IF, 5.03%, 04/16/34	268
610		Series 2004-73, Class AE, IF, 3.88%, 08/17/34	561
		Vendee Mortgage Trust,
2,210		Series 1994-1, Class 1, VAR, 5.63%, 02/15/24	2,210

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

3,284		Series 1996-1, Class 1Z, 6.75%, 02/15/26	3,364
1,098		Series 1996-2, Class 1Z, 6.75%, 06/15/26	1,127
4,531		Series 1997-1, Class 2Z, 7.50%, 02/15/27	4,735
1,119		Series 1998-1, Class 2E, 7.00%, 09/15/27	1,145

			396,580

		Non-Agency CMO — 7.2%
1,500		American Home Mortgage Investment Trust, Series 2005-3, Class 2A4, FRN, 4.84%, 09/25/35	1,465
365		Banc of America Alternative Loan Trust, Series 2003-11, Class PO, PO, 01/25/34	247
		Banc of America Funding Corp.,
479		Series 2004-1, Class PO, PO, 03/25/34	331
356		Series 2005-7, Class 30, PO, 11/25/35	239
1,779		Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	1,760
		Banc of America Mortgage Securities,
365		Series 2003-8 Class A, PO, 11/25/33	270
885		Series 2004-1, Class A, PO, 02/25/34	672
647		Series 2004-6, Class A, PO, 07/25/34	411
906		Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	891
		Bear Stearns Adjustable Rate Mortgage Trust,
433		Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	430
1,781		Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	1,748
234		BHN II Mortgage Fund, Series 1997-1, Class A2, 7.92%, 07/25/09 (d) (i)	2
848		Cendant Mortgage Corp., Series 2004-1, Class P, PO, 02/25/34	616
		Citicorp Mortgage Securities, Inc.,
2,484		Series 2004-1, Class 3A1, 4.75%, 01/25/34	2,426
1,441		Series 2004-5, Class 2A5, 4.50%, 08/25/34	1,397
		Citigroup Mortgage Loan Trust, Inc.,
869		Series 2003-UP3, Class A3, 7.00%, 09/25/33	878
336		Series 2003-UST1, Class 1, PO, 12/25/18	264
242		Series 2003-UST1, Class 3, PO, 12/25/18	189
1,783		Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,756
550		Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	547
		Countrywide Alternative Loan Trust,
3,889		Series 2002-8, Class A4, 6.50%, 07/25/32	3,866
2,542		Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	2,363
1,300		Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	1,272
		Countrywide Home Loan Mortgage Pass Through Trust,
3,223		Series 2003-26, Class 1A6, 3.50%, 08/25/33	2,845
1,635		Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	1,392
615		Series 2003-J13, Class PO, PO, 01/25/34	467
432		Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	423
1,815		Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	1,795
576		Series 2005-R1, Class 2A, PO, 03/25/35 (e)	406
158		Credit Suisse First Boston Mortgage Securities Corp., Series 1997-2, Class A, 7.50%, 06/25/20 (e)	158
625		Deutsche Mortgage Securities, Inc., Series 2004-1, Class 2A, PO, 10/25/18	486
		First Horizon Asset Securities, Inc.,
1,892		Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	1,868
2,590		Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	2,566
798		Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	793
1,344		Indymac Index Mortgage Loan Trust, Series 2005-AR11, Class A7, FRN, IO, 0.73%, 08/25/35	28
1,794		MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	1,762
		MASTR Alternative Loans Trust,
598		Series 2003-9, Class 8A1, 6.00%, 01/25/34	599
312		Series 2004-7, Class 30, PO, 08/25/34	229
821		Series 2004-10, Class 1A1, 4.50%, 09/25/19	780
		MASTR Asset Securitization Trust,
489		Series 2003-4, Class 2A2, 5.00%, 05/25/18	486
563		Series 2004-8, Class PO, PO, 08/25/19	443
2,067		MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	1,443
-(h	)	Morgan Stanley Mortgage Trust, Series 35, Class 2, IF, HB, 7,592.52%, 04/20/21	1
600		MortgageIT Trust, Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	603
		Nomura Asset Acceptance Corp.,
1,018		Series 2003-A1, Class A1, 5.50%, 05/25/33	1,009
776		Series 2003-A1, Class A2, 6.00%, 05/25/33	774
132		Series 2003-A1, Class A5, 7.00%, 04/25/33	132

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

695	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	704
1	Paine Webber CMO Trust, Series H, Class 4, 8.75%, 04/01/18	1
	Residential Accredit Loans, Inc.,
5,344	Series 2002-QS8, Class A5, 6.25%, 06/25/17	5,329
1,012	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	966
1,161	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	1,119
2,073	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	120
4,980	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	292
1,648	Series 2003-QS14, Class A1, 5.00%, 07/25/18	1,598
798	Series 2004-QS8, Class A2, 5.00%, 06/25/34	785
	Residential Funding Mortgage Securities I,
2,241	Series 2003-S7, Class A17, 4.00%, 05/25/33	2,106
798	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	760
1,635	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	1,639
19	Rural Housing Trust, Series 1987-1, Class 3B, 7.33%, 04/01/26	19
280	Salomon Brothers Mortgage Securities VII, Series 2003-UP2, Class 1, PO, 12/25/18	230
50	Structured Mortage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	50
	WaMu Mortgage Pass-Through Certificates,
1,196	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	1,169
440	Series 2003-S10, Class A6, PO, 10/25/18	333
905	Series 2004-S3, Class 2A3, IF, 4.21%, 07/25/34	862
1,000	Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-4, Class CB7, 5.50%, 06/25/35	975
417	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS7, Class P, PO, 03/25/33	325
	Wells Fargo Mortgage Backed Securities Trust,
650	Series 2003-11, Class 1A, PO, 10/25/18	538
1,595	Series 2003-13, Class A7, 4.50%, 11/25/18	1,493
702	Series 2003-17, Class 2A4, 5.50%, 01/25/34	691
1,123	Series 2004-7, Class 2A2, 5.00%, 07/25/19	1,090
1,994	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	1,937
3,351	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,300
1,075	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	1,058

		75,017

	Total Collateralized Mortgage Obligations (Cost $486,153)	471,597

	Commercial Mortgage-Backed Securities — 1.6%
2,200	Banc of America Commercial Mortgage, Inc., Series 2005-6, Class ASB, VAR, 5.18%, 09/10/47	2,158
	Bear Stearns Commercial Mortgage Securities,
169	Series 2000-WF1, Class A1, 7.64%, 02/15/32	171
765	Series 2004-T16, Class A2, 3.70%, 02/13/46	747
1,100	Series 2005-PWR9, Class AAB, 4.80%, 09/11/42	1,061
1,420	Series 2006-PW11, Class A4, VAR, 5.46%, 03/11/39	1,411
960	Series 2006-PW14, Class A1, 5.04%, 12/11/38	950
1,177	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	1,185
489	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	504
500	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	498
1,850	Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class ASB, VAR, 4.67%, 06/12/43	1,769
1,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4, VAR, 5.43%, 02/12/39	990
	Morgan Stanley Capital I,
1,132	Series 2006-IQ12, Class A1, 5.26%, 12/15/43	1,125
460	Series 2006-T23, Class A1, 5.68%, 08/12/41	464
3,190	Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A2, 4.04%, 10/15/41	3,086

	Total Commercial Mortgage-Backed Securities (Cost $16,496)	16,119

	Corporate Bonds — 22.6%
	Aerospace & Defense — 0.2%
1,100	Northrop Grumman Corp., 7.13%, 02/15/11	1,161
800	Systems 2001 AT LLC (Cayman Islands), 7.16%, 12/15/11 (e)	822

		1,983

	Air Freight & Logistics — 0.3%
3,143	FedEx Corp., 6.72%, 01/15/22	3,331

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Airlines — 0.2%
419	American Airlines, Inc., Series 1999-1, 7.02%, 10/15/09	429
	Continental Airlines, Inc.,
177	Series 1999-2, Class A1, 7.26%, 03/15/20	189
798	Series 1999-2, Class A2, 7.06%, 09/15/09	816
944	United Airlines, Inc., Series 2001-1, 6.07%, 03/01/13	949

		2,383

	Automobiles — 0.4%
	DaimlerChrysler N.A. Holding Corp.,
1,595	4.75%, 01/15/08	1,589
2,791	7.20%, 09/01/09	2,886

		4,475

	Capital Markets — 4.5%
4,785	Bear Stearns Cos., Inc. (The), 3.25%, 03/25/09	4,611
	Credit Suisse USA, Inc.,
439	4.70%, 06/01/09	434
1,595	5.50%, 08/15/13	1,597
6,460	6.13%, 11/15/11	6,630
	Goldman Sachs Group, Inc. (The),
1,061	3.88%, 01/15/09	1,037
598	4.75%, 07/15/13	571
1,000	5.15%, 01/15/14	971
1,675	5.25%, 10/15/13	1,645
1,914	6.60%, 01/15/12	1,992
4,387	6.88%, 01/15/11	4,585
399	7.35%, 10/01/09	416
	Lehman Brothers Holdings, Inc.,
798	4.00%, 01/22/08	790
1,795	6.63%, 01/18/12	1,872
1,390	Series G, 4.80%, 03/13/14	1,320
	Merrill Lynch & Co., Inc.,
1,398	5.45%, 07/15/14	1,383
798	Series B, 3.13%, 07/15/08	779
595	Series B, 3.70%, 04/21/08	586
1,196	Series C, 4.13%, 01/15/09	1,172
700	Series C, 5.00%, 01/15/15	675
	Morgan Stanley,
957	4.25%, 05/15/10	928
578	4.75%, 04/01/14	544
4,466	6.60%, 04/01/12	4,655
4,885	6.75%, 04/15/11	5,089
2,393	State Street Corp., 7.65%, 06/15/10	2,539

		46,821

	Chemicals — 0.2%
	Dow Chemical Co. (The),
200	6.00%, 10/01/12	203
1,196	6.13%, 02/01/11	1,216
400	Monsanto Co., 7.38%, 08/15/12	432

		1,851

	Commercial Banks — 2.5%
598	Branch Banking & Trust Co., 4.88%, 01/15/13	578
1,100	Fifth Third Bancorp, 5.45%, 01/15/17	1,077
3,988	Firstar Bank N.A., 7.13%, 12/01/09	4,150
1,595	Keycorp, Series G, 4.70%, 05/21/09	1,573
917	Mellon Funding Corp., 3.25%, 04/01/09	883
798	Popular North America, Inc., 4.25%, 04/01/08	788
1,495	Royal Bank of Canada (Canada), 3.88%, 05/04/09	1,456
901	SunTrust Bank, 6.38%, 04/01/11	930
3,988	U.S. Bank N.A., 6.50%, 02/01/08	4,005

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

798	Wachovia Bank N.A., 7.80%, 08/18/10	849
	Wachovia Corp.,
2,791	3.50%, 08/15/08	2,731
1,712	3.63%, 02/17/09	1,663
	Wells Fargo & Co.,
1,784	3.13%, 04/01/09	1,715
700	5.00%, 11/15/14	674
	Wells Fargo Bank N.A.,
319	6.45%, 02/01/11	330
2,472	7.55%, 06/21/10	2,610

		26,012

	Communications Equipment — 0.0% (g)
400	Cisco Systems, Inc., 5.50%, 02/22/16	395

	Computers & Peripherals — 0.2%
1,025	Hewlett-Packard Co., 5.40%, 03/01/17	1,001
1,117	International Business Machines Corp., 5.39%, 01/22/09	1,116

		2,117

	Consumer Finance — 2.0%
1,595	American Express Credit Corp., 3.00%, 05/16/08	1,560
	American General Finance Corp.,
518	Series H, 4.50%, 11/15/07	516
359	Series H, 5.38%, 10/01/12	355
279	Capital One Bank, 5.75%, 09/15/10	280
	Capital One Financial Corp.,
275	5.70%, 09/15/11	275
740	6.25%, 11/15/13	755
	HSBC Finance Corp.,
798	4.75%, 05/15/09	788
500	5.25%, 01/15/14	488
4,583	5.88%, 02/01/09	4,614
798	6.38%, 11/27/12	825
798	6.50%, 11/15/08	809
1,783	6.75%, 05/15/11	1,857
2,752	8.00%, 07/15/10	2,943
	International Lease Finance Corp.,
698	4.50%, 05/01/08	691
598	5.88%, 05/01/13	604
	SLM Corp.,
600	4.00%, 01/15/10	570
1,037	Series A, 5.38%, 01/15/13	950
798	Toyota Motor Credit Corp., 2.88%, 08/01/08	775
798	Washington Mutual Financial Corp., 6.88%, 05/15/11	837

		20,492

	Diversified Financial Services — 4.6%
4,367	Associates Corp. of North America, 8.15%, 08/01/09	4,610
	Bank of America Corp.,
2,393	3.88%, 01/15/08	2,371
500	5.25%, 12/01/15	488
1,595	7.40%, 01/15/11	1,697
5,580	7.80%, 02/15/10	5,913
	Caterpillar Financial Services Corp.,
300	5.50%, 03/15/16	297
320	Series F 3.45%, 01/15/09	311
	Citigroup, Inc.,
479	3.50%, 02/01/08	473
798	4.25%, 07/29/09	781
500	4.70%, 05/29/15	473
1,994	5.63%, 08/27/12	2,002
319	6.20%, 03/15/09	323
	General Electric Capital Corp.,
1,500	5.40%, 02/15/17	1,472
1,795	Series A, 3.50%, 05/01/08	1,766
1,675	Series A, 4.25%, 01/15/08	1,664
1,096	Series A, 4.63%, 09/15/09	1,080
4,103	Series A, 5.88%, 02/15/12	4,171
4,785	Series A, 6.00%, 06/15/12	4,890
2,034	Series A, 6.13%, 02/22/11	2,081

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	John Hancock Global Funding II,
957	3.50%, 01/30/09 (e)	925
957	7.90%, 07/02/10 (e)	1,024
1,595	MassMutual Global Funding II, 3.50%, 03/15/10 (e)	1,522
	New York Life Global Funding,
877	3.88%, 01/15/09 (e)	856
1,994	5.38%, 09/15/13 (e)	1,994
	Principal Life Global Funding I,
798	2.80%, 06/26/08 (e)	774
3,015	6.25%, 02/15/12 (e)	3,111
815	Textron Financial Corp., 5.13%, 02/03/11	807

		47,876

	Diversified Telecommunication Services — 2.0%
558	Ameritech Capital Funding Corp., 6.15%, 01/15/08	560
500	BellSouth Corp., 5.20%, 09/15/14	485
768	BellSouth Telecommunications, Inc., 6.30%, 12/15/15	781
3,270	British Telecommunications plc (United Kingdom), 8.62%, 12/15/10	3,593
2,313	France Telecom S.A. (France), 7.75%, 03/01/11	2,486
694	New York Telephone Co., 6.00%, 04/15/08	696
2,233	Nynex Capital Funding Co., Series B, SUB, 8.23%, 10/15/09	2,350
139	Nynex Corp.,
	9.55%, 05/01/10	144
319	Sprint Capital Corp.,
718	7.63%, 01/30/11	338
	8.38%, 03/15/12	787
700	Telecom Italia Capital S.A. (Luxembourg), 5.25%, 11/15/13	676
1,117	TELUS Corp. (Canada), 8.00%, 06/01/11	1,195
798	Verizon Florida, Inc., Series F, 6.13%, 01/15/13	807
4,187	Verizon Global Funding Corp., 7.25%, 12/01/10	4,430
1,595	Verizon Virginia, Inc., Series A, 4.63%, 03/15/13	1,499

		20,827

	Electric Utilities — 0.8%
319	Alabama Power Co., Series R, 4.70%, 12/01/10	312
917	Carolina Power & Light Co., 5.13%, 09/15/13	898
550	CenterPoint Energy Houston Electric LLC, Series M2, 5.75%, 01/15/14	550
	Duke Energy Corp.,
1,795	4.20%, 10/01/08	1,764
1,595	5.63%, 11/30/12	1,606
1,595	Exelon Generation Co. LLC, 6.95%, 06/15/11	1,665
193	Kiowa Power Partners LLC, 4.81%, 12/30/13 (e)	186
869	PSEG Power LLC, 7.75%, 04/15/11	932

		7,913

	Electronic Equipment & Instruments — 0.0% (g)
120	Arrow Electronics, Inc., 6.88%, 07/01/13	124

	Food & Staples Retailing — 0.1%
1,196	Kroger Co. (The), 8.05%, 02/01/10	1,264

	Gas Utilities — 0.2%
100	Atmos Energy Corp., 5.13%, 01/15/13	96
3,230	Enron Corp., 6.75%, 07/01/05 (d)	-(h	)
638	KeySpan Gas East Corp., 7.88%, 02/01/10	676

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,037	Southern California Gas Co., 4.80%, 10/01/12	1,006
365	TransCanada Pipelines Ltd. (Canada), 4.00%, 06/15/13	335

		2,113

	Insurance — 1.4%
	American International Group, Inc.,
1,515	4.25%, 05/15/13	1,417
300	5.45%, 05/18/17	296
2,393	ASIF Global Financing XIX, 4.90%, 01/17/13 (e)	2,321
1,795	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	1,761
1,595	Jackson National Life Global Funding, 6.13%, 05/30/12 (e)	1,637
873	Metropolitan Life Global Funding I, 5.20%, 09/18/13 (e)	858
1,755	Monumental Global Funding II, 4.38%, 07/30/09 (e)	1,716
479	Nationwide Financial Services, 6.25%, 11/15/11	491
917	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	894
	Protective Life Secured Trust,
853	4.00%, 10/07/09	826
1,595	4.00%, 04/01/11	1,521
299	XL Capital Ltd. (Cayman Islands), 5.25%, 09/15/14	289

		14,027

	Media — 0.9%
418	Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	472
	Comcast Corp.,
479	5.50%, 03/15/11	478
200	5.90%, 03/15/16	200
718	COX Communications, Inc., 7.75%, 11/01/10	768
2,951	TCI Comminication, Inc., 9.80%, 02/01/12	3,436
877	Time Warner Entertainment Co. LP, 10.15%, 05/01/12	1,035
	Time Warner, Inc.,
1,117	7.48%, 01/15/08	1,132
1,695	8.18%, 08/15/07	1,705

		9,226

	Metals & Mining — 0.1%
805	Alcoa, Inc., 5.55%, 02/01/17	776

	Multi-Utilities — 0.2%
1,276	Dominion Resources, Inc., Series B, 6.25%, 06/30/12	1,316
798	DTE Energy Co., Series A, 6.65%, 04/15/09	813

		2,129

	Oil, Gas & Consumable Fuels — 0.2%
225	ConocoPhillips Canada Funding Co. (Canada), 5.63%, 10/15/16	225
1,874	ConocoPhillips Co., 8.75%, 05/25/10	2,049

		2,274

	Paper & Forest Products — 0.2%
	International Paper Co.,
1,316	4.00%, 04/01/10	1,263
514	4.25%, 01/15/09	503
558	Union Camp Corp., 6.50%, 11/15/07	559
160	Weyerhaeuser Co., 6.75%, 03/15/12	166

		2,491

	Personal Products — 0.0% (g)
194	Procter & Gamble Co., Series A, 9.36%, 01/01/21	238

	Real Estate Management & Development — 0.0% (g)
319	ERP Operating LP, 4.75%, 06/15/09	314

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Road & Rail — 0.2%
	Burlington Northern Santa Fe Corp.,
785	6.13%, 03/15/09	793
798	7.13%, 12/15/10	839
135	Norfolk Southern Corp., 7.70%, 05/15/17	150
	Union Pacific Corp.,
175	4.88%, 01/15/15	164
200	5.65%, 05/01/17	197

		2,143

	Software — 0.1%
620	Oracle Corp. and Ozark Holding, Inc., 5.25%, 01/15/16	602

	Thrifts & Mortgage Finance — 0.8%
	Countrywide Home Loans, Inc.,
917	3.25%, 05/21/08	897
3,190	Series L, 4.00%, 03/22/11	3,011
	Washington Mutual Bank FA,
299	5.65%, 08/15/14	295
1,196	6.88%, 06/15/11	1,248
1,085	Washington Mutual, Inc., 4.20%, 01/15/10	1,051
1,196	World Savings Bank FSB, 4.50%, 06/15/09	1,173

		7,675

	Wireless Telecommunication Services — 0.3%
1,436	New Cingular Wireless Services, Inc., 7.88%, 03/01/11	1,553
1,650	Sprint Nextel Corp., 6.00%, 12/01/16	1,591

		3,144

	Total Corporate Bonds (Cost $238,106)	235,016

	Foreign Government Securities — 0.6%
2,393	Province of Quebec (Canada), 5.75%, 02/15/09	2,413
	United Mexican States (Mexico),
1,475	4.63%, 10/08/08	1,459
1,293	6.38%, 01/16/13	1,349
850	6.63%, 03/03/15	911

	Total Foreign Government Securities (Cost $6,043)	6,132

	Mortgage Pass-Through Securities — 3.4%
	Federal Home Loan Mortgage Corp. Conventional Pools,
61	12.00%, 08/01/15 - 07/01/19	66
73	ARM, 7.00%, 07/01/26	75
429	ARM, 7.13%, 01/01/27	431
	Federal Home Loan Mortgage Corp. Gold Pools,
2,123	4.00%, 05/01/14 - 08/01/18	2,014
802	4.50%, 10/01/18	770
248	5.50%, 06/01/17	247
1,656	5.50%, 07/01/35	1,622
333	6.00%, 04/01/18	337
247	6.00%, 12/01/22	249
1,048	6.00%, 01/01/34	1,051
289	6.50%, 05/01/17	296
455	6.50%, 12/01/13 - 11/01/22	470
260	7.00%, 08/01/10 - 09/01/12 (m)	268
112	7.00%, 04/01/22 - 04/01/26	117
273	7.50%, 08/01/08 - 10/01/14	277
76	7.50%, 08/01/25	79
111	8.00%, 07/01/20 - 11/01/24	118
72	8.50%, 01/01/10	74
272	8.50%, 07/01/28	292
	Federal National Mortgage Association Various Pools,
965	4.00%, 09/01/13	930
2027	4.00%, 07/01/18	1,901
562	4.50%, 11/01/14	548
754	4.50%, 03/01/19	723
846	5.00%, 12/01/16 - 06/01/18	827
3,504	5.50%, 04/01/33 - 12/01/33	3,431
1,844	6.00%, 12/01/32 - 09/01/33	1,852
2,081	6.50%, 12/01/10 - 08/01/20	2,131
976	6.50%, 03/01/29 - 08/01/31	1,007
36	7.00%, 06/01/10	36

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

375	7.00%, 04/01/17 - 08/01/32	391
366	7.50%, 10/01/12	378
170	7.50%, 11/01/22 - 05/01/25	179
291	8.00%, 11/01/12	300
224	8.00%, 03/01/21 - 11/01/28	688
370	8.50%, 07/01/24 - 02/01/30	396
283	9.00%, 09/01/19 - 12/01/30	306
84	9.50%, 12/01/18	91
40	10.00%, 02/01/24	44
47	12.50%, 01/01/16	52
1,766	ARM, 4.84%, 01/01/35	1,756
393	ARM, 5.63%, 09/01/27 - 03/01/29	397
80	ARM, 6.76%, 03/01/19	80
19	ARM, 6.79%, 08/01/19	19
32	ARM, 7.47%, 06/01/26	32
	Government National Mortgage Association Various Pools,
410	6.00%, 10/15/17	415
1,821	6.00%, 03/20/28 - 11/15/28	1,836
85	6.50%, 07/15/09	85
1,507	6.50%, 01/15/24 - 02/15/33	1,550
1,912	7.00%, 08/15/23 - 06/15/33	2,002
106	7.50%, 02/15/12 - 03/15/12	109
559	7.50%, 11/15/22 - 06/15/32	584
466	8.00%, 05/15/09 - 01/15/16	489
493	8.00%, 05/15/22 - 10/20/28	523
282	8.50%, 03/15/17 - 05/20/25	303
128	9.00%, 01/15/09 - 11/15/24	136
244	9.50%, 10/15/09 - 12/15/25	266
110	12.00%, 11/15/19	123

	Total Mortgage Pass-Through Securities (Cost $35,716)	35,769

	Supranational — 0.0% (g)
160	Corp. Andina de Fomento, 5.20%, 05/21/13	156
80	Inter-American Development Bank, 8.40%, 09/01/09	85

	Total Supranational (Cost $241)	241

	U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank,
5,798	4.72%, 09/20/12	5,641
798	6.21%, 06/02/09	814
387	Federal Home Loan Mortgage Corp., 6.88%, 09/15/10	407
1	Federal Housing Authority, 7.43%, 01/01/22	1
	Federal National Mortgage Association,
3,190	5.50%, 03/15/11	3,224
957	6.13%, 03/15/12	994
2,672	6.25%, 02/01/11	2,768

	Total U.S. Government Agency Securities (Cost $14,018)	13,849

	U.S. Treasury Obligations — 21.5%
	U.S. Treasury Bonds,
9,385	10.38%, 11/15/12 (m)	9,601
23,927	11.75%, 11/15/14 (m)	27,680
29,214	12.00%, 08/15/13 (m)	31,604
1,042	12.50%, 08/15/14 (m)	1,205
	U.S. Treasury Bonds Coupon STRIPS,
4,785	05/15/08	4,566
2,393	02/15/09	2,205
10,049	05/15/09	9,147
630	02/15/10	554
9,348	02/15/11	7,853
3,450	08/15/11	2,831
239	02/15/12	191
7,355	05/15/12	5,879
399	08/15/12	311
5,910	11/15/12	4,553
7,976	02/15/13	6,075
1,596	08/15/13 (m)	1,188
798	11/15/13	586
11,773	02/15/14 (m)	8,521
6,684	05/15/14 (m)	4,776
15,798	08/15/14 (m)	11,154

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

9,437	11/15/14 (m)	6,573
498	08/15/15	334
8,048	11/15/15	5,327
18,889	02/15/16	12,351
3,478	05/15/16	2,247
1,595	08/15/16	1,016
200	05/15/17	122
	U.S. Treasury Bonds Principal STRIPS,
1,000	05/15/08	953
4,982	11/15/09	4,430
3,475	11/15/12	2,673
9,150	U.S. Treasury Inflation Indexed Note, 4.25%, 01/15/10	9,550
	U.S. Treasury Notes,
2,880	3.00%, 11/15/07	2,856
5,000	3.50%, 02/15/10	4,827
1,000	3.63%, 07/15/09	974
1,100	4.00%, 06/15/09	1,081
2,600	4.25%, 10/31/07	2,594
3,050	4.25%, 11/30/07	3,041
1,000	4.63%, 10/31/11	991
500	4.88%, 05/15/09	500
6,500	5.00%, 07/31/08	6,498
1,715	6.13%, 08/15/07	1,719
11,890	6.50%, 02/15/10 (m)	12,370

	Total U.S. Treasury Obligations (Cost $232,979)	223,507

	Total Long-Term Investments (Cost $1,048,307)	1,021,032

Shares

Short-Term Investment — 1.3%
Investment Company — 1.3%
13,086	JPMorgan Liquid Assets Money Market Fund (b) (Cost $13,086)	13,086

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 9.2%
	Asset Backed Securities — 0.1%
670	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	670

	Certificates of Deposit — 1.0%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
5,000	Canadian Imperial Bank, New York, FRN, 5.40%, 06/30/08	5,000

		9,999

	Corporate Notes — 4.5%
4,000	Banque Federative du Credit, FRN, 5.32%, 06/30/08	4,000
3,500	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	3,500
4,500	Beta Finance, Inc., FRN, 5.37%, 01/15/08	4,500
4,000	Caixa Catal, FRN, 5.40%, 06/27/08	4,000
2,000	CDC Financial Products, Inc., FRN, 5.36%, 06/29/07	2,000
1,000	Citigroup Global Markets, Inc., FRN, 5.38%, 06/07/07	1,000
4,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	4,000
3,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	3,000
2,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	2,999
5,000	Macquarie Bank Ltd, FRN, 5.34%, 06/30/08	5,000
3,500	Monumental Global Funding, FRN, 5.41%, 05/28/10	3,500
1,000	Morgan Stanley, FRN, 5.49%, 06/30/08	1,000
3,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	3,000
	Sigma Finance, Inc.,
3,000	FRN, 5.37%, 01/17/08	3,000
2,000	FRN, 5.39%, 02/27/08	2,000

		46,499

JPMorgan Intermediate Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Funding Agreement — 0.3%
3,000	Beneficial Life Insurance Co., Inc., FRN, 5.40%, 08/31/07	3,000

	Repurchase Agreements — 3.3%
17,422	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $17,425, collateralized by U.S. Government Agency Mortgages	17,422
17,500	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $17,503, collateralized by U.S. Government Agency Mortgages	17,500

		34,922

	Total Investments of Cash Collateral for Securities on Loan (Cost $95,090)	95,090

	Total Investments — 108.7% (Cost $1,156,483)	1,129,208
	Liabilities in Excess of Other Assets — (8.7)%	(90,737)

	NET ASSETS — 100.0%	$1,038,471

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted security.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying principal of the HB class. pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class. The rate may be subject to a cap and a floor.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.
IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments.

As a result, interest income may be reduced considerably.
PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS	Separate Trading of Registered Interest and Principal Securities.
SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,959
Aggregate gross unrealized depreciation	(35,234)

Net unrealized appreciation/depreciation	$(27,275)

Federal income tax cost of investments	$1,156,483

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.7%
	Municipal Bonds — 98.7%
	Arizona — 0.8%
1,000	Tucson & Prima Counties, IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/01/14 (p)	738

	California — 4.7%
	San Marcos, Public Facilities Authority, Custody Receipts,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,516
1,715	Rev., Zero Coupon, 01/01/19 (p)	1,041
2,850	Rev., Zero Coupon, 09/01/19 (p)	1,680

		4,237

	Colorado — 2.1%
2,600	El Paso County, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/15 (p)	1,852

	Kansas — 2.1%
1,600	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	1,178
1,000	Saline County, Single-Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	703

		1,881

	Kentucky — 81.1%
	Boone County, School District Finance Corp., School Building,
1,740	Series B, Rev., 5.38%, 08/01/10 (p)	1,834
1,000	Series B, Rev., FSA, 5.38%, 08/01/10 (p)	1,054
1,225	Christian County, Public Courthouse Corp., District Court Facility Project, Rev., 5.10%, 11/01/10 (p)	1,285
1,010	City of Bowling Green, GO, 5.25%, 06/01/10	1,056
	City of Richmond Water, Gas & Sewer,
100	Series A, Rev., MBIA, 5.00%, 07/01/08	103
255	Series B, Rev., MBIA, 5.00%, 07/01/08	263
	Fayette County, School District Finance Corp.,
2,000	Rev., 5.38%, 09/15/09 (p)	2,088
1,000	Rev., 5.50%, 09/15/09 (p)	1,047
1,645	Rev., 5.50%, 06/01/10 (p)	1,736
450	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.90%, 07/06/07	451
	Hardin County, School District Finance Corp.,
2,465	Rev., 5.50%, 02/01/10 (p)	2,590
	Jefferson County, Capital Projects Corp.,
500	Rev., 6.38%, 12/01/07 (p)	506
1,000	Series A, Rev., FSA, 4.25%, 06/01/17	972
930	Jefferson County, Health Facilities, Jewish Hospital Healthcare Services, Inc., Rev., 5.65%, 07/06/07	950
	Jefferson County, School District Finance Corp.,
2,160	Series A, Rev., FSA, 4.50%, 07/01/16	2,189
1,000	Series A, Rev., FSA, 5.00%, 04/01/11	1,042
1,320	Series A, Rev., FSA, 5.25%, 07/01/09	1,367
1,000	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	1,043
1,000	Series B, Rev., FSA, 5.25%, 07/01/09 (p)	1,039
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, MBIA, 5.00%, 03/01/11	2,183
1,500	Kentucky Asset Liability Commission, Series A, Rev., AMBAC, 4.00%, 10/01/16	1,487
	Kentucky Economic Development Finance Authority, Catholic Health Initiatives,
500	Rev., 5.50%, 09/01/11 (p)	531
425	Series A, Rev., 5.38%, 06/01/08 (p)	436
1,245	Kentucky Economic Development Finance Authority, Mortgage South Center Nursing, Series A, Rev., MBIA, FHA, 6.00%, 01/01/08 (p)	1,320
1,000	Kentucky State Property & Buildings Commission, Project No. 63, Rev., 5.10%, 11/01/09 (p)	1,030
2,000	Kentucky State Property & Buildings Commission, Project No. 64, Rev., MBIA, 5.75%, 11/01/09 (p)	2,091
715	Kentucky State Property & Buildings Commission, Project No. 65, Rev., 6.00%, 02/01/10 (p)	754
1,500	Kentucky State Property & Buildings Commission, Project No. 66, Series A, Rev., MBIA, 5.60%, 05/01/10 (p)	1,572
1,500	Kentucky State Property & Buildings Commission, Project No. 67, Rev., 5.13%, 09/01/10 (p)	1,558
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., MBIA-IBC, 5.50%, 08/01/12	1,075
1,335	Kentucky State Property & Buildings Commission, Project No. 73, Rev., 5.25%, 11/01/11	1,409
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., AMBAC, 5.50%, 08/01/20	1,134
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., FSA,, 5.25%, 10/01/18	1,103
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., MBIA, 5.00%, 08/01/21	1,084
1,175	Rev., MBIA, 5.00%, 08/01/22	1,277
1,500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., FSA, 5.00%, 08/01/15	1,581

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., FGIC, 5.00%, 03/01/17	1,069
2,500	Rev., FGIC, 5.00%, 03/01/17	2,665
1,000	Kentucky State Turnpike Authority, Series B, Rev., AMBAC, 5.00%, 07/01/16	1,075
1,000	Kentucky State Turnpike Authority, Capital Appreciation Revitalization, Rev., FGIC, Zero Coupon, 01/01/10	904
	Kentucky State Turnpike Authority, Resource Recovery,
30	Rev., 6.13%, 07/01/07 (p)	30
130	Rev., 6.63%, 07/06/07 (p)	132
	Kentucky State Turnpike Authority, Revitalization Projects,
2,500	Rev., AMBAC, 5.50%, 07/01/08	2,547
1,000	Rev., AMBAC, 5.50%, 07/01/09	1,035
1,000	Rev., AMBAC, 6.50%, 07/01/08	1,029
1,000	Series A, Rev., AMBAC, 5.50%, 07/01/11	1,062
50	Kentucky State Turnpike Authority, Toll Road, Rev., 6.13%, 07/06/07 (p)	50
	Lexington-Fayette County, Urban County Government,
1,000	Series A, Rev., 5.00%, 07/01/11	1,047
1,000	Series D, GO, MBIA, 4.00%, 11/01/16	987
1,495	Louisville & Jefferson County, Metro Government Board of Water Works, Rev., 5.00%, 11/15/16	1,612
	Louisville & Jefferson County, Metropolitan Sewer District,
1,000	Series A, Rev., AMBAC, 5.00%, 05/15/16	1,070
1,500	Series A, Rev., FGIC, 5.50%, 11/15/09	1,572
	Louisville & Jefferson County, Regional Airport Authority,
1,000	Series A, Rev., FSA, 5.75%, 07/01/11	1,068
1,420	Series A, Rev., MBIA, 6.00%, 07/01/07	1,450
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.00%, 07/01/15	1,039
1,000	Rev., AMBAC, 5.00%, 07/01/15	1,036
1,000	Louisville Waterworks Board, Water System, Rev., FSA, 5.13%, 11/15/10	1,040
2,090	McCracken County, Mercy Health Systems, Series A, Rev., MBIA, 6.40%, 07/06/07	2,094
1,260	Northern Kentucky University, Student Housing Facilities Project, COP, AMBAC, 5.00%, 12/01/09	1,283
1,060	Oldham County, School District Financial, Rev., MBIA, 5.00%, 05/01/14	1,124

		72,260

	Louisiana — 4.5%
395	Louisiana Housing Finance Agency, Single Family Mortgage, Series A-1, Rev., GNMA/FNMA, 6.65%, 12/01/07	399
1,000	Louisiana Public Facilities Authority, Custodial Receipts, Series B, Rev., Zero Coupon, 12/01/19 (p)	582
4,300	New Orleans Home Mortgage Authority, Compound Interest, Series A, Rev., MBIA, VEREX, Zero Coupon, 10/01/15 (p)	3,044

		4,025

	Puerto Rico — 2.6%
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, MBIA-IBC, Zero Coupon, 07/01/17	976
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,320

		2,296

	Texas — 0.8%
1,000	Central Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	680

	Total Municipal Bonds (Cost $84,449)	87,969

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
341	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $341)	341

	Total Investments — 99.1% (Cost $84,790)	88,310
	Other Assets In Excess of Liabilities — 0.9%	795

	NET ASSETS — 100.0%	$89,105

JPMorgan Kentucky Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
Rev.	Revenue Bond
VA	Veterans Administration
VEREX	Verex Assurance Inc.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,873
Aggregate gross unrealized depreciation	(353)

Net unrealized appreciation/depreciation	$3,520

Federal income tax cost of investments	$84,790

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Asset Backed Securities — 4.1%
	Arkle Master Issuer plc (United Kingdom),
20,000	Series 2006-1A, Class 1A, FRN, 5.30%, 06/17/07 (e)	20,000
50,000	Series 2007-1A, Class 1A, FRN, 5.30%, 06/17/07(e)	50,000
20,000	Brunel Residential Mortgage Securitization plc, (United Kingdom), Series 2007-1A, Class A3, FRN, 5.31%, 06/13/07 (e)	20,000
	Paragon Mortgages plc (United Kingdom),
92,223	Series 11A, Class A1, FRN, 5.31%, 06/15/07 (e) (i)	92,223
10,000	Series 14A, Class A1, FRN, 5.32%, 06/15/07 (e)	10,000
50,000	Parcs Master Trust, Series 2007-1, Class A, FRN, 5.35%, 06/20/07 (e) (i)	49,998
	Steers Delaware Business Trust,
50,000	Series 2006-1, FRN, 5.32%, 07/05/07 (e) (i)	50,000
79,392	Series 2006-1, FRN, 5.33%, 06/27/07 (e) (i)	79,392
	Wachovia Asset Securitization, Inc.,
6,209	Series 2005-HM1A, Class AMM, FRN, 5.31%, 06/25/07 (e) (i)	6,208
49,517	Series 2005-HM1A, Class A, FRN, 5.31%, 06/25/07 (e) (i)	49,517
44,986	Wind Master Trust Notes, Series 2005-J1A, Class A2, FRN, 5.31%, 06/25/07 (e) (i)	44,986

	Total Asset-Backed Securities (Cost $472,324)	472,324

	Certificates of Deposit — 19.8%
47,000	Bank of Ireland (Ireland), 5.35%, 08/15/07	47,000
20,000	Bank of the West, 5.24%, 03/03/08	20,000
47,000	Bank of Toyko Mitsubishi Ltd. (Japan), 5.31%, 06/01/07	47,000
	Barclays Bank plc (United Kingdom),
30,000	5.25%, 09/10/07	30,000
100,000	5.31%, 08/01/07	100,000
50,000	5.31%, 01/16/08	50,000
58,880	5.53%, 06/18/07	58,880
30,000	Barclays Capital, Inc., 5.24%, 05/06/08	30,000
50,000	BNP Paribas (France), FRN, 5.39%, 12/05/07	49,994
50,000	Calyon N.A. Co., 5.32%, 11/13/07	49,998
225,000	Canadian Imperial Bank of Commerce (Canada), FRN, 5.49%, 03/17/08	225,000
	Credit Agricole S.A. (France),
45,000	5.30%, 10/29/07	45,000
50,000	5.31%, 10/12/07	50,000
77,000	5.31%, 11/07/07	76,997
10,000	5.35%, 08/06/07	10,000
	Credit Industriel et Commercial,
65,000	5.31%, 11/01/07	64,999
100,000	5.32%, 10/31/07	100,000
60,000	5.33%, 08/08/07	60,000
	Deutsche Bank AG,
125,000	5.31%, 07/09/07	125,000
55,000	5.32%, 02/25/08	55,000
60,000	5.34%, 02/26/08	60,000
46,000	5.42%, 08/31/07	46,000
100,000	DZ Bank AG, 5.31%, 07/23/07	100,000
100,000	Fortis Bank N.V., 5.33%, 08/22/07	100,000
52,000	HBOS Treasury Services plc (United Kingdom), 5.41%, 09/20/07	52,000
46,000	Intesa Bank of Ireland plc (United Kingdom), 5.35%, 07/26/07	46,000
60,000	Landesbank Hessen, (Germany), 5.31%, 06/15/07	60,000
	Mizuho Corporate Bank,
30,000	5.30%, 06/08/07	30,000
25,000	5.30%, 06/11/07	25,000
60,000	5.31%, 07/03/07	60,000
	Natexis Banques Populaires U.S. Finance Co.,
100,000	FRN, 5.37%, 07/24/07	100,000
55,000	FRN, 5.40%, 03/31/08	54,985
	Norinchukin Bank Ltd.,
40,000	5.32%, 06/04/07	40,000
25,000	5.32%, 08/21/07	25,000
50,000	5.33%, 08/29/07	49,999
	Skandinaviska Enskilda Banken AB,
40,000	5.28%, 09/04/07	40,000
55,000	5.29%, 02/08/08	55,002
51,000	Svenska Handelsbanken AB, 5.26%, 12/05/07	50,955

	Total Certificates of Deposit (Cost $2,289,809)	2,289,809

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 25.3% (n)
53,000	ANZ National International Ltd. (United Kingdom), 5.33%, 07/23/07	52,601
50,000	ASB Finance Ltd., 5.35%, 08/06/07	49,522
47,000	Australia & New Zealand Banking Group Ltd. (Australia), 5.25%, 08/28/07	46,412
100,000	Bank of America Corp., 5.32%, 08/29/07	100,000
50,000	Bank of America Credit Card Trust, 5.31%, 06/19/07	49,869
32,000	Barclays U.S. Funding Corp., 5.31%, 08/07/07	31,688
	Cedar Springs Capital Co., LLC,
55,000	5.31%, 07/17/07	54,631
88,749	5.32%, 07/18/07	88,138
18,948	5.32%, 07/19/07	18,815
50,000	5.33%, 06/12/07	49,920
100,732	5.33%, 06/13/07	100,555
29,300	5.33%, 06/25/07	29,197
70,000	CIT Group, Inc., 5.32%, 08/24/07 (e)	69,154
13,320	Concord Minutemen Capital Co., LLC, Series A, 5.32%, 06/18/07 (e)	13,287
	Crown Point Capital Co., LLC,
50,000	5.32%, 09/14/07	49,241
80,000	5.36%, 06/04/07	80,000
80,000	Depfa Bank plc (United Kingdom), 5.33%, 07/23/07	79,397
70,000	Ebbets Funding LLC, 5.31%, 06/05/07 (e)	69,959
25,000	Erste Finance LLC, 5.30%, 06/11/07 (e)	24,964
	Five Finance Corp.,
22,500	5.32%, 08/28/07	22,215
25,000	5.33%, 08/29/07	24,675
50,000	Four Winds Funding, 5.31%, 06/08/07	49,949
21,000	Gemini Securitization Corp., 5.30%, 06/14/07	20,960
	Grampian Funding LLC,
60,000	5.30%, 06/11/07 (e)	59,914
55,000	5.31%, 11/13/07 (e)	53,697
	Keel Capital,
85,500	5.32%, 07/06/07	85,060
46,800	5.30%, 06/15/07	46,704
	Kommunalkredit AG (Austria),
25,000	5.32%, 06/21/07	24,927
100,000	5.33%, 07/16/07	99,343
15,000	5.33%, 07/17/07	14,899
15,000	5.33%, 10/30/07	14,674
23,000	5.35%, 06/07/07	22,980
48,000	Lake Constance Funding LLC, 5.29%, 06/05/07	47,972
48,567	Leafs LLC, 5.39%, 02/20/08	48,567
100,000	Lexington Parker Capital Corp., 5.36%, 07/05/07	99,998
50,000	Macquarie Bank Ltd. (Australia), 5.32%, 07/20/07	49,643
48,224	Monument Gardens, 5.31%, 06/22/07	48,075
	Morgan Stanley & Co., Inc.,
25,000	5.38%, 07/06/07	25,000
25,000	5.46%, 10/01/07	25,000
50,000	Nationwide Building Society, 5.38%, 07/18/07	49,658
25,000	Park Granada LLC, 5.32%, 06/25/07	24,912
150,000	PB Finance Delaware, Inc., 5.30%, 06/05/07	149,913
	Picaros Funding LLC,
80,000	5.29%, 09/04/07 (e)	78,913
149,500	5.35%, 08/07/07	148,050
20,000	Rhein-Main Securities Ltd., 5.31%, 06/01/07	20,000
22,000	Saint Germain Holding Ltd., 5.29%, 06/04/07	21,990
90,485	Scaldis Capital LLC, 5.29%, 07/25/07 (e)	89,779
56,500	Sigma Finance, Inc., 5.42%, 08/01/07 (e)	56,001
126,500	Solitaire Funding LLC, 5.31%, 07/12/07 (e)	125,745
20,000	Swedbank AB (Sweden), 5.30%, 09/24/07	19,670

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

63,660	Swiss RE Financial Products, 5.28%, 09/27/07	62,588
25,000	Ticonderoga Funding LLC, 5.31%, 07/10/07	24,857
	Tulip Funding Corp.,
25,000	5.32%, 06/06/07	24,982
25,000	5.34%, 06/28/07	24,902
60,000	UBS Finance Delaware LLC, 5.32%, 06/08/07	59,939

	Total Commercial Paper (Cost $2,923,501)	2,923,501

	Corporate Notes — 28.8%
	Capital Markets — 2.0%
	Links Finance LLC,
50,000	FRN, 5.30%, 06/11/07 (e)	49,996
80,000	FRN, 5.32%, 08/14/07 (e)	79,996
25,000	FRN, 5.32%, 08/20/07 (e)	24,998
40,000	Merrill Lynch & Co., Inc.,s, Series 1, FRN, 5.40%, 07/05/07	40,000
30,000	UBS AG, FRN, 5.29%, 06/16/07	30,000

		224,990

	Commercial Banks — 15.1%
50,000	ANZ National International Ltd. (United Kingdom), FRN, 5.32%, 06/07/07 (e) (m)	50,000
50,000	Australia & New Zealand Banking Group Ltd. (Australia), FRN, 5.32%, 06/25/07 (e)	50,000
30,000	Bank of America, N.A., 5.25%, 05/05/08	30,000
70,000	Bank of Ireland (Ireland), FRN, 5.30%, 06/19/07 (e)	70,000
254,000	Bayerische Landesbank, FRN, 5.37%, 06/25/07	254,000
30,000	BNP Paribas (France), FRN, 5.31%, 06/26/07 (e)	30,000
25,000	Caja de Ahorros y Monte de Piedad de Madrid (Spain), FRN, 5.36%, 07/19/07	25,000
	Credit Agricole S.A. (France),
33,000	FRN, 5.32%, 06/22/07 (e)	33,000
45,000	FRN, 5.33%, 07/23/07 (e)	45,000
150,000	Dexia Credit Local, FRN, 5.31%, 06/28/07	149,990
	HBOS Treasury Services plc (United Kingdom),
150,000	FRN, 5.43%, 08/20/07 (e)	150,000
175,000	Series 2, FRN, 5.39%, 07/02/07 (e)	175,000
50,000	HSBC USA, Inc., FRN, 5.32%, 06/15/07	50,000
100,000	Kommunalkredit Austria AG (Austria), FRN, 5.34%, 06/22/07 (e)	100,000
20,000	Natexis Banques Populaires, FRN, 5.31%, 06/05/07	19,998
190,000	Royal Bank of Scotland plc (United Kingdom), FRN, 5.33%, 06/21/07 (e)	190,005
36,000	Santander US Debt S.A. Unipersonal (Spain), FRN, 5.36%, 06/21/07 (e)	36,003
15,000	Societe Generale, FRN, 5.31%, 07/02/07 (e)	15,000
50,000	Svenska Handelsbanken (Sweden), FRN, 5.29%, 06/13/07 (e)	50,000
	Wells Fargo & Co.,
45,000	FRN, 5.28%, 06/18/07	45,000
75,000	FRN, 5.31%, 07/05/07	75,000
75,000	FRN, 5.38%, 07/02/07	75,000
22,000	Westpac Banking Corp., FRN, 5.30%, 07/06/07(e)	22,000

		1,739,996

	Diversified Financial Services — 10.0%
30,000	Allstate Life Global Funding Trusts, FRN, 5.32%, 07/05/07	30,000
100,000	Beta Finance, Inc., FRN, 5.32%, 07/23/07 (e)	99,999
	CC USA, Inc.,
50,000	FRN, 5.31%, 07/11/07 (e)	49,998
30,000	5.37%, 06/09/08	30,000
15,000	5.41%, 09/04/07 (e)	15,000
	General Electric Capital Corp,
150,000	FRN, 5.36%, 12/07/09	150,000
6,000	FRN, 5.45%, 06/11/07	6,000
	K2 (USA) LLC,
50,000	FRN, 5.31%, 06/15/07 (e)	49,992
50,000	FRN, 5.31%, 07/09/07 (e)	49,999
37,000	FRN, 5.31%, 07/13/07 (e)	36,994
25,000	FRN, 5.32%, 08/06/07 (e)	24,998
50,000	FRN, 5.32%, 08/21/07 (e)	49,998
25,000	FRN, 5.32%, 08/23/07 (e)	24,996
	Liberty Lighthouse Co. LLC,
75,000	FRN, 5.31%, 06/25/07 (e)	74,995
50,000	FRN, 5.36%, 06/20/07 (e)	50,013

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

80,000	Premium Asset Trust, Series 2003-5, FRN, 5.47%, 07/02/07 (e) (i)	80,000
	Sigma Finance, Inc.,
58,000	FRN, 5.31%, 06/18/07 (e)	57,995
125,000	FRN, 5.32%, 07/11/07 (e)	124,999
50,000	Structured Asset Repackaged Trust, FRN, 5.40%, 06/15/07 (e) (i)	50,000
	Tango Finance Corp.,
50,000	FRN, 5.32%, 08/15/07 (e)	49,998
50,000	FRN, 5.33%, 06/20/07 (e)	49,998

		1,155,972

	Thrifts & Mortgage Finance — 1.7%
199,000	CAM US Finance S.A. (Spain), FRN, 5.36%, 07/03/07 (e)	199,000

	Total Corporate Notes (Cost $3,319,958)	3,319,958

	Funding Agreements — 1.6%
	Insurance — 1.6%
32,300	Hartford Life Global Funding Trusts, FRN, 5.32%, 06/15/07	32,300
100,000	Metropolitan Life Insurance Co., FRN, 5.41%, 03/17/08 (i)	100,000
50,000	New York Life Insurance Co., FRN, 5.42%, 02/22/08 (i)	50,000

	Total Funding Agreements (Cost $182,300)	182,300

	Master Notes — 1.7%
100,000	Citigroup Global, 5.38%, 08/27/07	100,000
	Morgan Stanley & Co., Inc.,
50,000	5.45%, 07/11/07 (i)	50,000
50,000	5.53%, 07/11/07 (i)	50,000

	Total Master Notes (Cost $200,000)	200,000

	Municipal Bond — 0.2%
26,845	City of Battle Creek, Downtown Development, GO, VAR, AMBAC, 5.32%, 06/06/07 Total Municipal Bond (Cost $26,845)	26,845

	Repurchase Agreements — 10.4%
100,000	Bank of America Corp., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $101,015, collateralized by corporate notes with a value of $103,000	100,000
100,000	Barclays Capital, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $100,015, collateralized by corporate notes with a value of $103,000	100,000
300,000	Citigroup, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $300,045, collateralized by corporate notes with a value of $302,093	300,000
50,000	Deutsche Bank Securities, Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $50,007, collateralized by corporate notes with a value of $51,500	50,000
200,000	Goldman Sachs & Co., 5.35%, dated 05/31/07, due 06/01/07, repurchase price $200,030, collateralized by corporate notes with a value of $206,000	200,000
250,000	Goldman Sachs & Co., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $250,037, collateralized by corporate notes with a value of $257,500	250,000
100,000	Merrill Lynch & Co., Inc., 5.36%, dated 05/31/07, due 06/01/07, repurchase price $100,015, collateralized by corporate notes with a value of $103,002	100,000
100,000	Merrill Lynch & Co., Inc., 5.37%, dated 05/31/07, due 06/01/07, repurchase price $100,015, collateralized by corporate notes with a value of $103,005	100,000

	Total Repurchase Agreements (Cost $1,200,000)	1,200,000

	Time Deposits — 8.3%
	Fortis Bank N.V.,
400,000	5.33%, 06/01/07 Lehman Brothers Bankhaus AG,	400,000
50,000	5.34%, 09/04/07 (i) Lehman Brothers, Inc.,	50,000
50,000	5.28%, 06/06/07	50,000
28,000	5.36%, 12/03/07 (i)	28,000
100,000	5.38%, 08/02/07 (i)	100,000
326,695	Societe Generale, 5.32%, 06/01/07	326,695

	Total Time Deposits (Cost $954,695)	954,695

	Total Investments — 100.2% (Cost $11,569,432)*	11,569,432
	Liabilities in Excess of Other Assets — (0.2)%	(28,510)

	NET ASSETS — 100.0%	$11,540,922

JPMorgan Liquid Assets Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

Abbreviations:
*	The cost of securities is substantially the same for federal income tax purposes.
(e)	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
GO	General Obligation
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.8%
	Municipal Bonds — 98.8%
	California — 2.8%
1,000	State of California, Variable Purpose, GO, 5.00%, 09/01/16	1,065
1,000	University of California Regents Medical Center, Series A, Rev., MBIA, 5.00%, 05/15/15	1,062

		2,127

	Louisiana — 92.0%
1,230	Ascension Parish, Gravity Drain, District No.1, East Ascension, Series ST-96, Rev., FGIC, 5.50%, 07/06/07	1,232
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., MBIA, 5.38%, 05/01/11	1,054
1,125	Calcasieu Parish School District No. 30, Ward 4, Public School Improvement, GO, FSA, 5.00%, 02/15/12	1,163
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17	1,160
495	City of New Orleans, Home Mortgage Authority, SO, 6.25%, 01/15/11 (p)	529
	City of New Orleans, Sewer Service,
1,000	Rev., FGIC, 5.38%, 06/01/10	1,045
1,000	Rev., MBIA, 5.00%, 06/01/08	1,017
	City of Shreveport, Certificates of Indebtedness,
1,000	Series A, Rev., AMBAC, 5.00%, 10/01/09	1,034
1,000	Series A, Rev., AMBAC, 5.50%, 10/01/09	1,052
3,905	East Baton Rouge Parish, Public Improvement, Sales & Use Tax, Series A, Rev., FGIC, 5.50%, 02/01/09 (p)	4,050
25	Iberia Home Mortgage Authority, Single Family Mortgage, Rev., 7.38%, 07/06/07	25
	Lafayette Parish, Public Improvement, Sales Tax,
1,000	Rev., MBIA, 5.00%, 03/01/15	1,046
1,195	Series B, Rev., FGIC, 5.45%, 03/01/09 (p)	1,246
1,985	Series B, Rev., FGIC, 5.60%, 03/01/09 (p)	2,074
1,500	Louisiana Energy & Power Authority, Rev., FSA, 5.75%, 01/01/13	1,629
	Louisiana Housing Finance Agency, Single Family Mortgage,
45	Series B-1, Rev., GNMA/FNMA COLL, 6.00%, 07/06/07	45
330	Series B-2, AMT, Rev., GNMA/FNMA FHA/VA MTGS, 4.80%, 12/01/07	331
30	Series D-2, AMT, Rev., GNMA/FNMA COLL, 6.10%, 07/06/07	30
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition, Rev., AMBAC, 5.25%, 12/01/18	3,223
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Projects, Rev., AMBAC, 5.00%, 05/01/17	1,890
	Louisiana Office Facilities Corp., Capitol Complex Program,
2,055	Rev., AMBAC, 5.50%, 05/01/11	2,174
1,650	Series A, Rev., MBIA, 5.13%, 03/01/09	1,700
1,000	Series A, Rev., MBIA, 5.38%, 03/01/09	1,032
1,220	Series A, Rev., MBIA, 5.50%, 03/01/09	1,265
35	Louisiana Public Facilities Authority, Alton Ochsner Medical Foundation Project, Series B, Rev., MBIA, 5.75%, 05/15/08 (p)	36
	Louisiana Public Facilities Authority, Custodial Receipts, Multi-Family Carriage,
8,000	Series A, Rev., Zero Coupon, 02/01/20 (p)	4,598
7,000	Series B, Rev., Zero Coupon, 12/01/19 (p)	4,073
2,495	Louisiana Public Facilities Authority, Department of Public Safety, Rev., FSA, 5.50%, 08/01/11	2,638
1,000	Louisiana Public Facilities Authority, Dillard University Project, Rev., AMBAC, 5.00%, 02/01/08	1,024
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., FSA, 5.50%, 07/01/12	1,577
185	Louisiana Public Facilities Authority, Hospital, Pendleton Memorial Methodist, Rev., 5.00%, 06/01/08 (p)	187
	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project,
1,000	Rev., FGIC, 5.00%, 04/01/15	1,041
500	Rev., FSA, 6.00%, 10/01/10 (p)	533
1,500	Louisiana Public Facilities Authority, Tulane University Project, Series A-1, Rev., MBIA, 5.00%, 02/15/17	1,591
2,000	Louisiana Public Facilities Authority, Xavier University of Louisiana Project, Rev., MBIA, 5.13%, 09/01/07	2,045
1,000	Louisiana Stadium & Exposition District, Hotel Occupancy Tax & Stadium, Series B, Rev., FGIC, 5.25%, 07/01/09 (p)	1,048
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.13%, 03/01/08	1,007
250	Orleans Parish, School Board, GO, FGIC, 5.30%, 07/06/07	250

JPMorgan Louisiana Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

555	Orleans Parish, School Board, Public School, Capital Refinancing, Rev., MBIA, 6.00%, 06/01/09	577
1,000	Ouachita Parish, Hospital Service District No. 1, Glenwood Regional Medical Center, Rev., FSA, 5.70%, 05/15/10	1,044
1,675	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.63%, 04/01/11	1,738
530	St. Tammany Parish, Public Trust Financing Authority, Christwood Project, Rev., 5.25%, 11/15/08 (i)	534
1,000	St. Tammany Parish, Sales Tax, Rev., CIFG, 5.00%, 04/01/17	1,070
	State of Louisiana,
1,500	Series A, GO, FGIC, 5.25%, 11/15/10 (p)	1,568
1,000	Series A, GO, FGIC, 5.50%, 05/15/11	1,050
2,875	Series A, GO, MBIA, 5.80%, 08/01/10	3,040
250	Series B, GO, MBIA, 5.60%, 08/01/08	255
3,500	Series B, GO, MBIA, 5.63%, 08/01/13	3,823
1,500	Series C, GO, FSA, 5.00%, 05/01/16	1,603
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.50%, 03/01/11	1,136

		70,132

	Massachusetts — 1.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series D, GO, 5.00%, 08/01/16	1,070

	Ohio — 2.6%
	Ohio Housing Finance Agency, Hillwood II Project,
755	Rev., AMT, GNMA COLL, 4.38%, 05/20/11	754
1,245	Rev., AMT, GNMA COLL, 4.70%, 05/20/16	1,254

		2,008

	Total Municipal Bonds (Cost $71,493)	75,337

Shares

	Short-Term Investment — 0.4%
	Investment Company— 0.4%
361	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $361)	361

	Total Investments — 99.2% (Cost $71,854)	75,698
	Other Assets in Excess of Liabilities — 0.8%	587

	NET ASSETS — 100.0%	$76,285

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC IXIS Financial Guarantee
COLL	Collateral
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Rev.	Revenue Bond
SO	Special Obligation
VA	Veterans Administration

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,969
Aggregate gross unrealized depreciation	(125)

Net unrealized appreciation/depreciation	$3,844

Federal income tax cost of investments	$71,854

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.9%
	Municipal Bonds — 98.9%
	Colorado — 0.6%
3,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/19	1,762

	Florida — 0.7%
2,000	Miami-Dade County, Aviation, Miami International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	2,082

	Massachusetts — 0.4%
1,000	Commonwealth of Massachusetts, Consolidated Loan, Series A, GO, FSA, 5.00%, 03/01/15 (p)	1,071

	Michigan — 86.1%
1,625	Brighton Township Sanitation and Sewer Drainage District, GO, FSA, 5.25%, 04/01/09 (p)	1,667
	Caledonia Community Schools,
2,300	GO, MBIA Q-SBLF, 5.00%, 05/01/15	2,431
1,475	GO, Q-SBLF, 5.75%, 05/01/10 (p)	1,550
1,250	Central Montcalm Public Schools, GO, MBIA Q-SBLF, 5.90%, 05/01/09 (p)	1,299
	Charles Stewart Mott Community College, Building & Improvement,
1,380	GO, FGIC, 5.40%, 05/01/10 (p)	1,437
1,775	GO, FGIC, 5.50%, 05/01/10 (p)	1,853
1,675	Charles Stewart Mott Community College, Community College Facilities, GO, MBIA, 5.00%, 05/01/15	1,770
1,235	Charlevoix Public School District, GO, FSA, 5.75%, 05/01/09 (p)	1,280
1,150	Charlotte Public School District, GO, Q-SBLF, 5.25%, 05/01/09 (p)	1,181
	Chelsea Economic Development Corp., United Methodist Retirement,
1,075	Rev., 5.40%, 11/15/08	1,084
2,000	Rev., 5.40%, 11/15/08	2,008
2,500	Chippewa Hills School District, GO, FGIC Q-SBLF, 5.30%, 05/01/09 (p)	2,570
	Chippewa Valley School District,
2,840	GO, MBIA Q-SBLF, 5.00%, 05/01/13	3,004
1,000	GO, Q-SBLF, 5.00%, 05/01/10	1,033
2,500	City of Battle Creek, Tax Allocation, MBIA, 5.00%, 05/01/08	2,527
4,000	City of Dearborn School District, GO, FGIC Q-SBLF, 5.00%, 05/01/17	4,293
	City of Detroit,
2,570	Series A, GO, FSA, 5.25%, 04/01/09	2,658
1,500	Series A-1, GO, MBIA, 5.38%, 10/01/11	1,588
2,000	Series B, Rev., MBIA, 6.00%, 07/01/10	2,123
	City of Detroit, Capital Appreciation,
5,000	Series A, Rev., FGIC, Zero Coupon, 07/01/13	3,906
1,500	Series A, Rev., FGIC, Zero Coupon, 07/01/17	977
3,850	City of Detroit, Local Development Finance Authority, Tax Increment, Series A, Tax Allocation, 5.38%, 07/06/07	3,898
3,000	City of Detroit, Water Supply System, Senior Lien, Series A, Rev., FSA, 5.00%, 07/01/16	3,196
1,800	City of Detroit, Wayne County Stadium Authority, Rev., FGIC, 5.50%, 07/06/07	1,838
1,500	City of Grand Rapids, Water Supply, Rev., FGIC, 5.75%, 01/01/11	1,593
	City of Jackson, Capital Appreciation, Downtown Development,
1,620	GO, FSA, Zero Coupon, 06/01/16	1,114
1,710	GO, FSA, Zero Coupon, 06/01/17	1,125
2,060	GO, FSA, Zero Coupon, 06/01/18	1,291
1,200	GO, FSA, Zero Coupon, 06/01/19	718
	City of Port Huron,
1,000	Series A, GO, MBIA, 5.25%, 10/01/08 (p)	1,030
1,500	City of Wyandotte, Electric, Rev., MBIA, 4.00%, 10/01/08	1,507
	Clarkston Community Schools,
4,090	GO, AMBAC Q-SBLF, 5.00%, 05/01/08	4,134
2,580	GO, AMBAC Q-SBLF, 5.05%, 05/01/08	2,609
4,015	Detroit Sewer Disposal System, Senior Lien, Series B, Rev., MBIA, 5.25%, 07/01/17	4,377
2,075	East Grand Rapids Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,192
	East Lansing School District, School Building & Site,
1,000	GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,041
2,580	GO, Q-SBLF, 5.75%, 05/01/10 (p)	2,711
1,105	Emmet County Building Authority, GO, AMBAC, 5.00%, 05/01/13	1,164
1,000	Fitzgerald Public School District, School Building & Site, Series B, Rev., GO, AMBAC, 5.00%, 11/01/14 (p)	1,068
2,000	Forest Hills Public Schools, GO, 5.25%, 05/01/10 (p)	2,074

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,000	Grand Blanc Community Schools, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14	1,061
1,060	Grand Ledge Public Schools District, GO, FGIC Q-SBLF, 5.00%, 05/01/15	1,118
1,370	Grand Rapids Building Authority, GO, AMBAC, 5.75%, 08/01/10	1,446
2,000	Harper Creek Community School District, GO, Q-SBLF, 5.50%, 05/01/11 (p)	2,116
2,660	Hartland Consolidated School District, GO, Q-SBLF, 5.38%, 05/01/11	2,796
1,515	Healthsource Saginaw, Inc., GO, MBIA, 5.00%, 05/01/15	1,588
1,600	Howell Public Schools, School Building & Site, GO, Q-SBLF, 5.00%, 11/01/13	1,692
	Jackson Public Schools, School Building & Site,
1,130	GO, FGIC Q-SBLF, 5.60%, 05/01/10 (p)	1,183
1,405	GO, FGIC Q-SBLF, 5.65%, 05/01/10 (p)	1,473
1,620	GO, FSA Q-SBLF, 5.00%, 05/01/14	1,711
1,390	Jenison Public Schools, GO, FGIC, 5.25%, 05/01/15	1,509
1,790	Lake Orion Community School District, Series A, GO, FGIC Q-SBLF, 5.75%, 05/01/10 (p)	1,881
1,250	Lansing Community College, Building & Site, GO, MBIA, 5.00%, 05/01/13	1,310
915	Livingston County, Building Authority, GO, 5.80%, 07/01/08	926
	Lowell Area Schools, Capital Appreciation,
5,000	GO, FGIC Q-SBLF, Zero Coupon, 05/01/14	3,774
1,425	GO, FGIC Q-SBLF, Zero Coupon, 05/01/16	983
1,670	Madison District Public Schools, GO, FGIC Q-SBLF, 5.13%, 05/01/09 (p)	1,711
1,155	Michigan Higher Education Facilities Authority, Calvin College Project, Limited Obligation, Rev., 5.50%, 12/01/10 (i)	1,200
1,240	Michigan Higher Education Facilities Authority, Kettering University, Limited Obligation, Rev., AMBAC, GO OF UNIV, 5.50%, 09/01/11	1,314
	Michigan Higher Education Student Loan Authority,
1,200	Series XII-T, Rev., AMT, AMBAC, 5.30%, 09/01/10	1,236
1,000	Series XVII-A, Rev., VAR, AMBAC, 5.75%, 12/01/07	1,012
1,500	Series XVII-F, Rev., AMT, AMBAC, 4.20%, 03/01/09	1,503
	Michigan Municipal Bond Authority, Clean Water Revolving Fund,
3,250	Rev., 5.50%, 10/01/09 (p)	3,403
1,000	Rev., 5.75%, 10/01/09 (p)	1,052
2,500	Rev., 5.88%, 10/01/10 (p)	2,676
	Michigan Municipal Bond Authority, Drinking Water Revolving Fund,
1,250	Rev., 5.00%, 10/01/14	1,329
2,500	Rev., 5.50%, 10/01/09 (p)	2,617
	Michigan Municipal Bond Authority, Local Government Lien Program,
1,055	Series 4-A, Rev., AMBAC, 5.00%, 05/01/14	1,118
1,500	Series A, Rev., FGIC, 6.00%, 07/06/07	1,520
1,570	Michigan Public Power Agency, Campbell Project, Series A, Rev., AMBAC, 4.00%, 01/01/10	1,577
1,245	Michigan Public Power Agency, Combuston Turbine No. 1 Project, Series A, Rev., AMBAC, 5.25%, 01/01/12	1,315
	Michigan State Building Authority, Facilities Program,
2,675	Series 1, Rev., 5.25%, 10/15/09	2,757
1,250	Series I, Rev., FSA, 5.25%, 10/15/13	1,339
	Michigan State Hospital Finance Authority, Mercy Health Services,
1,000	Series R, Rev., AMBAC, 5.38%, 07/06/07 (p)	1,011
3,795	Series U, Rev, 5.63%, 08/15/07 (p)	3,847
6,875	Series W, Rev., FSA, 5.25%, 08/15/07 (p)	6,963
	Michigan State Hospital Finance Authority, Oakwood Obligation Group,
2,000	Series A, Rev., 5.00%, 07/15/14	2,078
1,030	Series A, Rev., 5.00%, 07/15/17	1,068
2,590	Michigan State Hospital Finance Authority, Port Huron Hospital Obligations, Rev., FSA, 5.38%, 07/06/07	2,593
	Michigan State Hospital Finance Authority, Sparrow Obligated Group,
1,500	Rev., MBIA, 5.00%, 05/15/15	1,573
1,000	Rev., 5.00%, 11/15/15	1,038
1,000	Rev., 5.00%, 11/15/16	1,042
500	Rev., 5.00%, 11/15/17	518
1,000	Rev., 5.00%, 11/15/17	1,033
	Michigan State Housing Development Authority, Weston Limited Obligation,
1,200	Series A, Rev., GNMA COLL, 4.10%, 12/20/14	1,179
1,880	Series A, Rev., GNMA COLL, 4.60%, 12/20/14	1,835
1,000	Michigan State Trunk Line, Rev., FSA, 5.25%, 11/01/20	1,112
1,170	Michigan Strategic Fund, Detroit Pollution Fund, Series BB, Rev., AMBAC, 7.00%, 05/01/21	1,490
1,210	Newaygo Public Schools, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,274
1,000	North Kent Sewer Authority, Rev., MBIA, 5.00%, 11/01/16	1,067
915	Northwestern Michigan College, Improvement, GO, FGIC, 5.60%, 10/01/09 (p)	952

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

150	Northwestern Michigan College, Improvement, Unrefunded Balance, GO, FGIC, 5.60%, 10/01/09	156
2,500	Oakland County Economic Development Corp., Cranbrook Educational Community, Rev., 5.00%, 11/01/08	2,564
1,670	Oakland University, Rev., AMBAC, 5.25%, 05/15/14	1,789
	Otsego Public School District,
1,070	GO, FSA Q-SBLF, 5.00%, 05/01/17	1,148
2,275	GO, FSA Q-SBLF, 5.00%, 05/01/17	2,436
1,000	Otsego Public School District, School Building & Site, GO, FSA Q-SBLF, 5.00%, 05/01/14 (p)	1,064
800	Paw Paw Public School District, GO, FGIC Q-SBLF, 6.50%, 05/01/09	829
1,910	Pinckney Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/14	2,011
3,900	Regional Transportation Authority, Series A, Rev., MBIA, 5.75%, 07/01/14	4,322
1,000	Rochester Community School District, GO, MBIA Q-SBLF, 5.00%, 05/01/19	1,077
1,000	Rockford Public School District, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,057
	South Lyon Community Schools, School Building & Site,
1,375	GO, FGIC, 5.25%, 11/01/12 (p)	1,466
1,935	Series II, GO, FGIC Q-SBLF, 5.00%, 05/01/15	2,041
	South Macomb Disposal Authority,
1,085	Rev., AMBAC, 5.38%, 09/01/10	1,134
1,590	Rev., AMBAC, 5.38%, 09/01/10	1,654
1,500	South Redford School District, School Building & Site, GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,581
	Southfield Library Building Authority,
1,450	GO, MBIA, 5.00%, 05/01/15	1,536
1,560	GO, MBIA, 5.00%, 05/01/15	1,649
1,175	GO, MBIA, 5.30%, 05/01/10 (p)	1,220
3,100	Southfield Public Schools, School Building & Site, Series B, GO, FSA Q-SBLF, 5.13%, 05/01/14 (p)	3,320
2,085	Southgate Community School District, GO, FGIC Q-SBLF, 5.00%, 05/01/09 (p)	2,132
1,765	St. John’s Public School, GO, FGIC Q-SBLF, 5.00%, 05/01/08	1,784
	State of Michigan,
2,000	COP, AMBAC, 5.50%, 06/01/10 (p)	2,088
1,490	GO, 5.25%, 12/01/11	1,575
3,000	Rev., FSA, 5.25%, 11/01/16	3,288
4,500	Rev., FSA, 5.25%, 11/01/17	4,952
3,130	Rev., FSA, 5.25%, 05/15/18	3,451
1,000	Rev., FSA, 5.25%, 05/15/21	1,111
1,110	Tawas City Hospital Finance Authority, St. Joseph Asset Guaranty, Series A, Rev., RADIAN-IBCC, 5.60%, 02/15/08 (p)	1,142
1,030	Tecumseh Public Schools, GO, Q-SBLF, 5.40%, 05/01/10 (p)	1,072
	University of Michigan, Hospital,
1,000	Rev., 5.00%, 12/01/10	1,036
6,000	Series A-1, Rev., 5.25%, 06/01/08	6,126
	Utica Community Schools, School Building & Site,
1,000	GO, MBIA Q-SBLF, 5.00%, 05/01/15	1,065
2,050	GO, MBIA Q-SBLF, 5.00%, 05/01/16	2,193
2,000	Walled Lake Consolidated School District, GO, Q-SBLF, 5.25%, 05/01/11	2,088
	Wayne Charter County, Airport,
1,275	Series B, Rev., MBIA, 5.25%, 12/01/08	1,310
1,500	Series D, Rev., FGIC, 5.25%, 12/01/09	1,547
1,175	Wayne County, Sewer, Series B, GO, MBIA, 5.13%, 11/01/09	1,207
	Wayne State University,
2,000	Rev., FGIC, 5.25%, 11/15/09	2,080
2,000	Rev., FGIC, 5.38%, 11/15/09	2,090
215	Wayne State University, Unrefunded Balance, Rev., AMBAC, 5.50%, 07/06/07	215
2,015	West Bloomfield School District, GO, FSA, 5.00%, 05/01/15	2,125
1,000	Western Michigan University, Rev., MBIA, 5.00%, 11/15/13	1,052
1,000	Willow Run Community Schools, GO, FSA Q-SBLF, 5.00%, 05/01/15	1,057
1,000	Zeeland Public Schools, GO, FGIC, 5.00%, 05/01/15	1,055

		250,733

	Minnesota — 1.5%
4,000	State of Minnesota, GO, 5.00%, 06/01/16	4,319

	New Jersey — 1.1%
3,000	New Jersey Transportation Trust Fund Authority, Grant Anticipation Building, Series A, Rev., FGIC, 5.00%, 06/15/15	3,205

	North Carolina — 1.1%
2,955	University of North Carolina, Series A, Rev., MBIA, 5.00%, 10/01/16	3,172

JPMorgan Michigan Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Puerto Rico — 1.1%
	Commonwealth of Puerto Rico,
880	GO, 5.75%, 07/01/07	895
2,195	GO, MBIA, 6.25%, 07/01/12	2,436

		3,331

	Tennessee — 1.2%
3,200	Tennessee Energy Acquisition Corp., Series A, Rev., 5.00%, 09/01/14	3,368

	Texas — 4.6%
3,000	Austin Independent School District, GO, PSF-GTD, 5.25%, 08/01/14	3,237
1,500	City of San Antonio, Rev., MBIA, 5.00%, 05/15/15	1,578
1,000	Conroe Independent School District, Series C, GO, PSF-GTD, 5.00%, 02/15/15	1,053
4,000	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	4,239
3,000	Texas State Transportation Commission, Series A, Rev., 5.25%, 04/01/14	3,230

		13,337

	Washington — 0.5%
1,500	City of Seattle, Water Systems, Rev., MBIA, 5.00%, 09/01/15	1,577

	Total Long-Term Investments (Cost $280,983)	287,957

Shares

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,024	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $3,024)	3,024

	Total Investments — 99.9% (Cost $284,007)	290,981
	Other Assets in Excess of Liabilities — 0.1%	198

	NET ASSETS — 100.0%	$291,179

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF UNIV	General Obligation of University
IBCC	Insured Bond Custodial Certificates
MBIA	Municipal Bond Insurance Association
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,908
Aggregate gross unrealized depreciation	(934)

Net unrealized appreciation/depreciation	$6,974

Federal income tax cost of investments	$284,007

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 7.3% (n)
	Michigan State Building Authority,
6,900	Series 5, 3.70%, 06/28/07	6,900
	Michigan State Housing Development Authority,
5,500	3.70%, 06/04/07	5,500
5,000	3.83%, 07/09/07	5,000

	Total Commercial Paper (Cost $17,400)	17,400

	Daily Demand Notes — 1.8%
	Michigan — 1.8%
500	Michigan State Hospital Authority, Trinity Health Credit, Series F, Rev., VAR, 3.90%, 06/01/07	500
1,200	Michigan State Housing Development Authority, Jackson Project, Rev., VAR, LOC: Federal Home Loan Bank, 4.00%, 06/01/07	1,200
	Municipal Securities Trust Certificates,
1,495	Series 2001-166, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07	1,495
685	Series 2006-277, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07	685
440	University of Michigan, Hospital Series A, Rev., VAR, 3.95%, 06/01/07	440

	Total Daily Demand Notes (Cost $4,320)	4,320

	Monthly Demand Note — 0.8%
	Michigan — 0.8%
1,900	Michigan State Job Development Authority, East Lansing Resident, Rev., VAR, LOC: Wells Fargo Bank, N.A., 3.70%, 12/01/14 (Cost $1,900)	1,900

	Municipal Notes & Bonds — 6.8%
	Michigan — 6.8%
4,200	City of Detroit, Sewer Disposal System, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	4,200
4,000	City of Kalamazoo, EDC, Heritage Project, TAN, GO, VAR, 4.25%, 12/01/07	4,012
2,000	Dearborn School District, GO, 4.25%, 09/21/07	2,003
3,800	Detroit School District, SAAN, GO, 4.50%, 08/21/07	3,807
2,000	Eclipse Funding Trust, Solar Eclipse, Series 2006-0001, GO, VAR, FSA Q-SBLF, LIQ: U.S. Bank N.A., 3.55%, 05/01/07	2,000

	Total Municipal Bonds (Cost $16,022)	16,022

	Weekly Demand Notes — 83.6%
	Michigan — 83.6%
	ABN AMRO Munitops Certificate Trust,
920	Series 2004-2, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	920
3,350	Series 2006-1, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	3,350
1,500	Series 2006-45, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	1,500
3,500	Allen Park Public School District, Merlots-C02, GO, VAR, FSA Q-SBLF, 3.83%, 06/06/07	3,500
1,615	City of Dearborn, EDC, Henry Ford Village, Limited Obligation, Rev., VAR, LOC: Comerica Bank, 3.84%, 06/07/07	1,615
2,495	City of Detroit, EDC, Merlots-A90-4/00, Rev., VAR, AMBAC, 3.91%, 06/06/07	2,495
	City of Detroit, Sewer Disposal System,
2,000	Series MT-370, Rev., VAR, MBIA, LIQ: Depfa Bank plc, 3.82%, 06/07/07	2,000
1,250	Series PT-2595, Rev., VAR, MBIA, 3.81%, 06/07/07	1,250
2,000	City of Detroit, Sewer Disposal System, Merlots, Series I, Rev., VAR, FGIC, 3.83%, 06/06/07	2,000
3,205	City of Detroit, Water Supply System, Series PT-2587, Rev., VAR, FGIC, 3.74%, 06/07/07	3,205
1,000	City of Kalamazoo, EDC, WBC Properties Ltd. Project, Rev., VAR, LOC: Old Kent Bank & Trust, 3.84%, 06/07/07	1,000
3,190	City of Wyoming, Ace-Hi Displays, Inc. Project, Rev., VAR, AMT, LOC: Standard Federal Bank, 3.87%, 06/07/07	3,190
1,985	Dearborn School District, P-FLOATS-PT-2641, GO, VAR, FSA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.82%, 06/07/07	1,985
2,785	Delta County, EDC, Mead Westvaco, Escanaba Paper Co., Series PT-2317, Rev., VAR, 3.84%, 06/07/07	2,785
	Detroit City School District,
5,000	GO, VAR, FSA Q-SBLF, 3.80%, 06/07/07	5,000
900	Series 2003-28, GO, VAR, FGIC, Q-SBLF, LIQ: BNP Paribas, 3.81%, 06/07/07	900

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,300	Detroit Michigan, Merlots, Series B24, Rev., VAR, MBIA, 3.83%, 06/06/07	2,300
4,150	East Lansing School District, Municipal Securities Trust Receipts, Series SD-114, GO, VAR, Q-SBLF, LIQ: Societe Generale, 3.86%, 06/06/07	4,150
1,000	Grand Rapids, EDC, Limited Obligation, Cornerstone University, Rev., VAR, LOC: National City Bank, 3.79%, 06/07/07	1,000
2,555	Jackson County, EDC, Industrial Steel Treating Co. Project, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	2,555
4,935	Kenowa Hills Public Schools, Series PT-2552, GO, VAR, FGIC, Q-SBLF, 3.82%, 06/07/07	4,935
	Michigan Higher Education Student Loan Authority,
2,000	Series 1280, Rev., VAR, AMBAC GTD Student Loans, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	2,000
8,100	Series XII-B, Rev., VAR, AMBAC, GTD Student Loans, 3.81%, 06/06/07	8,100
4,900	Michigan Higher Education Student Loan Authority, Merlots, Series C-23, Rev., VAR, AMBAC, 3.88%, 06/06/07	4,900
6,205	Michigan Municipal Bond Authority, Clean Water, Series 397, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.82%, 06/07/07	6,205
1,810	Michigan Public Educational Facilities Authority, Academy Woods Project, Rev., VAR, LOC: Fifth Third Bank, 3.96%, 06/08/07	1,810
	Michigan State Building Authority,
4,000	EAGLE, Series 20060142, Class A, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.83%, 06/07/07	4,000
1,540	P-FLOATS-PZ-140, Rev.,VAR, FGIC, 3.83%, 06/05/07	1,540
2,360	PT-2234, Rev., VAR, MBIA, 3.82%, 06/07/07	2,360
3,445	Series ROCS-RR-II-R-1049, Rev., VAR, LIQ: Citigroup Financial Products, 3.82%, 06/07/07	3,445
2,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, FSA, LIQ: Morgan Stanley, 3.82%, 06/07/07	2,000
1,000	Michigan State Hospital Finance Authority, Series K, Rev., VAR, MBIA, 3.83%, 06/06/07	1,000
	Michigan State Housing Development Authority,
1,000	Series A, Rev., VAR, LIQ: FNMA, 3.82%, 06/07/07	1,000
3,000	Series B, Rev., VAR, AMT, 3.88%, 06/06/07	3,000
1,675	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, LOC: Bank of New York, 3.83%, 06/07/07	1,675
3,780	Michigan State Housing Development Authority, Multi-Family Housing, Weston, Series B, Rev., VAR, LOC: National City Bank, 3.89%, 06/07/07	3,780
6,030	Michigan State Housing Development Authority, Rental Housing, Series MT-267, Rev., VAR, FSA, LIQ: Bayerische Landes Bank, 3.83%, 04/01/19	6,030
5,000	Michigan State Housing Development Authority, River Park Senior Apartments, Series B, Rev., VAR, LOC: National City Bank, 3.85%, 06/07/07	5,000
2,790	Michigan State Trunk Line, Merlots, Series B-02, Rev., VAR, FSA, 3.83%, 06/06/07	2,790
1,750	Michigan State University, Series 1803, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	1,750
2,860	Michigan Strategic Fund, Artinian, Inc. Project, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	2,860
1,340	Michigan Strategic Fund, Atmosphere Heat Treating, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	1,340
800	Michigan Strategic Fund, Commercial Tool & Die, Inc. Project, Series 1997, Rev., VAR, LOC: Standard Federal Bank, 3.87%, 06/06/07	800
1,345	Michigan Strategic Fund, Custom Profile, Inc. Project, Series 2001, Rev., VAR, LOC: FirstStar Bank N.A., 3.93%, 06/07/07	1,345
4,170	Michigan Strategic Fund, Dawnbreakers LLC Project, Rev., VAR, LOC: Fifth Third Bank, 3.91%, 06/07/07	4,170
375	Michigan Strategic Fund, Dennenlease LC Project, Rev., VAR, LOC: Old Kent Bank & Trust, 3.93%, 06/07/07	375
1,870	Michigan Strategic Fund, DOU-FORM Acquisition Project, Series 2001, Rev., VAR, AMT, LOC: First Union National Bank, 3.93%, 06/07/07	1,870
1,935	Michigan Strategic Fund, Geskus Photography Inc. Project, Rev., VAR, LOC: Wachovia Bank N.A., 3.93%, 06/06/07	1,935
3,635	Michigan Strategic Fund, Grand River, Inc. Rev., VAR, LOC: Fifth Third Bank, 3.96%, 06/08/07	3,635
1,100	Michigan Strategic Fund, Imperial Metal Products Co. Project, Rev., VAR, LOC: Fifth Third Bank, 3.91%, 06/07/07	1,100
195	Michigan Strategic Fund, Ironwood Plastics, Inc. Project, Rev., VAR, AMT, LOC: First of America Bank, 3.93%, 06/07/07	195
1,600	Michigan Strategic Fund, JG Kern Enterprises, Inc. Rev., VAR, LOC: LaSalle Bank N.A., 3.83%, 06/07/07	1,600
2,800	Michigan Strategic Fund, Mans Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	2,800
4,000	Michigan Strategic Fund, Millennium Steering LLC, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	4,000
1,275	Michigan Strategic Fund, Monarch Hydraulics Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.91%, 06/07/07	1,275
2,095	Michigan Strategic Fund, Nicholas Plastics Project, Rev., VAR, LOC: Fifth Third Bank, 3.93%, 06/07/07	2,095
930	Michigan Strategic Fund, Petoskey Plastics, Inc. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	930

JPMorgan Michigan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,140	Michigan Strategic Fund, Pyper Products Corp. Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	1,140
2,000	Michigan Strategic Fund, Quincy Strategic, Inc. Project, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	2,000
2,525	Michigan Strategic Fund, Rapid Line, Inc. Project, Rev., VAR, LOC: Firstar Bank, 3.93%, 06/07/07	2,525
1,000	Michigan Strategic Fund, Rest Haven Christian Services, Rev., VAR, AMT, LOC: Sovereign Bank, FSB, 3.79%, 06/07/07	1,000
3,880	Michigan Strategic Fund, Ritz-Craft Christian Services, Rev., VAR, LOC: Old Kent Bank & Trust, 3.84%, 06/07/07	3,880
1,200	Michigan Strategic Fund, Saginaw Products Corp. Project, Limited Obligation, Rev., VAR, 3.93%, 06/07/07	1,200
3,310	Michigan Strategic Fund, Scoclan II LLC Project, Series 1999, Rev., VAR, LOC: Standard Federal Bank, 3.87%, 06/07/07	3,310
1,003	Michigan Strategic Fund, Solid Waste, Grayling Generating Project, Rev., VAR, AMT, LOC: Barclays Bank New York, 3.84%, 06/06/07	1,003
4,975	Michigan Strategic Fund, Solid Waste Disposal Trust, Floating Rate Trust Receipts, Rev., VAR, AMT, LOC: Lehman Brothers Special Financing, 3.94%, 06/06/07	4,975
855	Michigan Strategic Fund, Ultra Aluminum Manufacturing, Inc. Project, Rev., VAR, LOC: Fifth Third Bank, 3.96%, 06/08/07	855
2,220	Michigan Strategic Fund, Whitehall Products LLC Project, Rev., VAR, LOC: Fifth Third Bank, 3.91%, 06/07/07	2,220
1,900	Municipal Securities Trust Certificates, Series 9054, GO, VAR, Q-SBLF, LIQ: Bear Stearns Capital Markets, 3.81%, 06/07/07	1,900
940	Oakland County, EDC, IBC N.A., Inc. Project, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	940
2,700	Oakland County, EDC, V&M Corp. Project, Rev., VAR, LOC: Standard Federal Bank, 3.87%, 06/06/07	2,700
2,005	South Redford School District, Series 2928, GO, VAR, MBIA, Q-SBLF, LIQ: Merrill Lynch Capital Services, 3.82%, 06/07/07	2,005
	State of Michigan, Comprehensive Transportation,
2,690	PT-2754, Rev., VAR., FSA, LIQ: Dexia Credit Local, 3.81%, 06/07/07	2,690
4,765	PT-3760, GO, VAR, LIQ: Dexia Credit Local, 3.82%, 06/07/07	4,765
	Wayne Charter County Airport, Detroit Metropolitan County,
1,000	Series A, Rev., VAR, AMT, AMBAC, LOC: Bayerische Landesbank, 3.85%, 06/06/07	1,000
4,320	Series B, Rev., VAR, AMT, AMBAC, LOC: Helaba, 3.81%, 06/06/07	4,320
2,625	Series SG-122, Rev., VAR, MBIA, LIQ: Societe Generale, 3.81%, 06/07/07	2,625
	Wayne Country Airport Authority, Detroit Metropolitan,
2,150	Series 1327, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	2,150
2,500	Series MT-115, Rev., VAR, MBIA, LIQ: Svenska Handelsbanken, 3.84%, 06/07/07	2,500

	Total Weekly Demand Notes (Cost $198,048)	198,048

	Total Investments — 100.3% (Cost $237,690)*	237,690
	Liabilities In Excess of Other Assets — (0.3)%	(735)

	NET ASSETS — 100.0%	$236,955

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
EDC	Economic Development Corporation
EAGLE	Earnings of accrual generated on local tax-exempt securities.
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GTD	Guaranteed
IBC	Insured Bond Certificate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
Q-SBLF	Qualified School Board Loan Fund
Rev.	Revenue Bond
SAAN	Student Aid Anticipation Notes
TAN	Tax Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 94.0%
	Asset-Backed Securities — 0.2%
1,590	Countrywide Asset-Backed Certificates, Series 2004-AB2, Class A2, FRN, 5.59%, 05/25/36	1,591
	Residential Asset Mortgage Products, Inc.,
15	Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	15
600	Series 2004-RS8, Class A16, SUB, 4.98%, 08/25/34	570

	Total Asset-Backed Securities (Cost $2,186)	2,176

	Collateralized Mortgage Obligations — 70.3%
	Agency CMO — 42.8%
	Federal Home Loan Mortgage Corp.,
7	Series 1, Class B, IO, 8.00%, 10/15/18	1
90	Series 11, Class D, 9.50%, 07/15/19	94
3	Series 16, Class B, IO, 10.00%, 06/01/20	1
32	Series 22, Class C, 9.50%, 04/15/20	33
45	Series 23, Class F, 9.60%, 04/15/20	48
35	Series 30, Class D, 9.50%, 02/15/20	36
1	Series 41, Class I, HB, 84.00%, 05/15/20	1
21	Series 47, Class F, 10.00%, 06/15/20	22
258	Series 77, Class H, 8.50%, 09/15/20	272
8	Series 81, Class A, 8.13%, 11/15/20	8
18	Series 84, Class F, 9.20%, 10/15/20	19
19	Series 99, Class Z, 9.50%, 01/15/21	19
34	Series 134, Class B, IO, 9.00%, 04/01/22	8
-(h)	Series 180, Class J, HB, 1,010.00%, 09/15/21	-(h)
-(h)	Series 186, Class I, HB, 1,009.50%, 08/15/21	-(h)
-(h)	Series 189, Class K, HB, 1,009.50%, 10/15/21	-(h)
1	Series 204, Class E, IF, HB, 818.40%, 05/15/23	1
-(h)	Series 1045, Class G, HB, 1,066.21%, 02/15/21	-(h)
11	Series 1065, Class J, 9.00%, 04/15/21	12
26	Series 1079, Class S, IF, 15.73%, 05/15/21	33
-(h)	Series 1082, Class D, HB, 1,007.78%, 05/15/21	-(h)
19	Series 1084, Class F, FRN, 6.33%, 05/15/21	19
14	Series 1084, Class S, IF, HB, 21.04%, 05/15/21	14
20	Series 1133, Class H, 7.00%, 09/15/21	20
33	Series 1144, Class KB, 8.50%, 09/15/21	33
-(h)	Series 1172, Class L, HB, VAR, 1,181.21%, 11/15/21	-(h)
38	Series 1179, Class H, 7.50%, 11/15/21	38
1	Series 1196, Class B, IF, HB, 531.96%, 01/15/22	13
60	Series 1254, Class N, 8.00%, 04/15/22	60
-(h)	Series 1298, Class L, HB, 981.87%, 06/15/07	-(h)
103	Series 1343, Class LA, 8.00%, 08/15/22	109
52	Series 1343, Class LB, 7.50%, 08/15/22	51
205	Series 1374, Class Z, 7.00%, 10/15/22	210
56	Series 1395, Class G, 6.00%, 10/15/22	56
540	Series 1401, Class J, 7.00%, 10/15/22	539
12	Series 1404, Class FA, 4.50%, 11/15/07	12
8	Series 1465, Class SA, IF, IO, 3.62%, 02/15/08	-(h)
652	Series 1466, Class PZ, 7.50%, 02/15/23	668
19	Series 1470, Class F, FRN, 5.30%, 02/15/23	19
21	Series 1505, Class QB, IF, 8.22%, 05/15/23	22
5	Series 1506, Class F, FRN, 5.95%, 05/15/08	5
366	Series 1512, Class J, 6.50%, 05/15/08	365
117	Series 1513, Class N, 6.50%, 05/15/08	117
209	Series 1518, Class G, IF, 4.00%, 05/15/23	199
170	Series 1526, Class L, 6.50%, 06/15/23	172
20	Series 1540, Class IA, 7.00%, 06/15/13	20
239	Series 1541, Class O, FRN, 3.95%, 07/15/23	234
1,554	Series 1543, Class VM, 6.90%, 04/15/23	1,576
64	Series 1544, Class J, IF, 7.21%, 07/15/08	64
15	Series 1549, Class K, 8.50%, 07/15/08	15
399	Series 1560, Class PN, 7.00%, 12/15/12	401
53	Series 1570, Class F, FRN, 5.80%, 08/15/23	53
132	Series 1570, Class SA, IF, 11.27%, 08/15/23	151
568	Series 1578, Class K, 6.90%, 09/15/23	582
64	Series 1578, Class V, IO, 7.00%, 09/15/23	16
1,259	Series 1591, Class PV, 6.25%, 10/15/23	1,272

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

433	Series 1596, Class D, 6.50%, 10/15/13	438
15	Series 1602, Class SA, IF, 5.28%, 10/15/23	13
23	Series 1606, Class M, FRN, 4.60%, 11/15/08	22
72	Series 1606, Class SC, IF, 9.52%, 11/15/08	72
510	Series 1609, Class LG, IF, 5.69%, 11/15/23	510
250	Series 1611, Class JA, FRN, 6.63%, 08/15/23	253
1,867	Series 1628, Class LZ, 6.50%, 12/15/23	1,902
685	Series 1638, Class H, 6.50%, 12/15/23	704
1,036	Series 1644, Class K, 6.75%, 12/15/23	1,066
139	Series 1647, Class PK, 6.50%, 12/15/08	138
96	Series 1649, Class S, IF, 9.10%, 12/15/08	96
1,901	Series 1658, Class GZ, 7.00%, 01/15/24	1,946
6	Series 1671, Class QC, IF, 10.00%, 02/15/24	7
799	Series 1677, Class Z, 7.50%, 07/15/23	826
10	Series 1686, Class SH, IF, 7.14%, 02/15/24	10
37	Series 1688, Class W, 7.25%, 03/15/14	38
26	Series 1689, Class SD, IF, 9.10%, 10/15/23	26
518	Series 1695, Class EB, 7.00%, 03/15/24	543
54	Series 1698, Class SC, IF, 9.69%, 03/15/09	55
89	Series 1699, Class FC, FRN, 5.98%, 03/15/24	90
103	Series 1745, Class D, 7.50%, 08/15/24	102
1,823	Series 1760, Class ZD, FRN, 4.19%, 02/15/24	1,751
314	Series 1798, Class F, 5.00%, 05/15/23	303
88	Series 1807, Class A, 6.00%, 11/15/08	88
17	Series 1807, Class G, 9.00%, 10/15/20	18
6,430	Series 1813, Class J, IF, IO, 0.75%, 11/15/23	222
595	Series 1829, Class ZB, 6.50%, 03/15/26	606
43	Series 1844, Class E, 6.50%, 10/15/13	43
1,071	Series 1863, Class Z, 6.50%, 07/15/26	1,091
6	Series 1865, Class D, PO, 02/15/24	4
265	Series 1899, Class ZE, 8.00%, 09/15/26	273
29	Series 1900, Class T, PO, 08/15/08	28
264	Series 1963, Class Z, 7.50%, 01/15/27	269
70	Series 1985, Class PR, IO, 8.00%, 07/15/27	14
118	Series 1987, Class PE, 7.50%, 09/15/27	120
121	Series 2025, Class PE, 6.30%, 01/15/13	122
60	Series 2033, Class SN, IF, IO, 12.13%, 03/15/24	22
78	Series 2038, Class PN, IO, 7.00%, 03/15/28	20
518	Series 2040, Class PE, 7.50%, 03/15/28	529
95	Series 2042, Class T, 7.00%, 03/15/28	97
519	Series 2055, Class OE, 6.50%, 05/15/13	525
304	Series 2060, Class Z, 6.50%, 05/15/28	312
840	Series 2061, Class DC, IO, 6.50%, 06/15/28	203
1,868	Series 2075, Class PH, 6.50%, 08/15/28	1,899
564	Series 2086, Class GB, 6.00%, 09/15/28	566
116	Series 2089, Class PJ, IO, 7.00%, 10/15/28	28
1,815	Series 2102, Class TC, 6.00%, 12/15/13 (m)	1,828
1,157	Series 2102, Class TU, 6.00%, 12/15/13 (m)	1,166
1,106	Series 2111, Class SB, IF, IO, 2.18%, 01/15/29	66
1,055	Series 2115, Class PE, 6.00%, 01/15/14	1,063
579	Series 2125, Class JZ, 6.00%, 02/15/29	582
38	Series 2132, Class PD, 6.00%, 11/15/27	38
199	Series 2132, Class SB, IF, 7.50%, 03/15/29	208
297	Series 2132, Class ZL, 6.50%, 03/15/29	304
43	Series 2135, Class UK, IO, 6.50%, 03/15/14	6
39	Series 2141, Class IO, IO, 7.00%, 04/15/29	9
31	Series 2161, Class PG, 6.00%, 04/15/28	31
88	Series 2163, Class PC, IO, 7.50%, 06/15/29	20
203	Series 2178, Class PB, 7.00%, 08/15/29	207
131	Series 2189, Class SA, IF, 6.89%, 02/15/28	134
314	Series 2201, Class C, 8.00%, 11/15/29	325
909	Series 2209, Class TC, 8.00%, 01/15/30	950
402	Series 2210, Class Z, 8.00%, 01/15/30	417
181	Series 2224, Class CB, 8.00%, 03/15/30	185
113	Series 2247, Class Z, 7.50%, 08/15/30	119
271	Series 2254, Class Z, 9.00%, 09/15/30	278
506	Series 2256, Class MC, 7.25%, 09/15/30	520
868	Series 2259, Class ZM, 7.00%, 10/15/30	894
855	Series 2271, Class PC, 7.25%, 12/15/30	867
518	Series 2283, Class K, 6.50%, 12/15/23	535
323	Series 2296, Class PD, 7.00%, 03/15/31	334
4	Series 2299, Class G, 7.00%, 05/15/14 (m)	4
889	Series 2303, Class ZN, 8.50%, 04/15/29	1,039
134	Series 2306, Class K, PO, 05/15/24	105
334	Series 2306, Class SE, IF, IO, 5.91%, 05/15/24	55

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,367	Series 2323, Class VO, 6.00%, 10/15/22	1,370
1,982	Series 2344, Class QG, 6.00%, 08/15/16	1,997
2,464	Series 2344, Class ZD, 6.50%, 08/15/31	2,525
262	Series 2344, Class ZJ, 6.50%, 08/15/31	267
220	Series 2345, Class NE, 6.50%, 08/15/31	224
680	Series 2347, Class VP, 6.50%, 03/15/20	692
744	Series 2353, Class TD, 6.00%, 09/15/16	753
725	Series 2355, Class BP, 6.00%, 09/15/16	731
600	Series 2358, Class PD, 6.00%, 09/15/16	605
1,156	Series 2359, Class PM, 6.00%, 09/15/16	1,164
419	Series 2359, Class ZB, 8.50%, 06/15/31	485
1,352	Series 2360, Class PG, 6.00%, 09/15/16	1,361
412	Series 2362, Class PD, 6.50%, 06/15/20	413
30	Series 2362, Class PJ, 6.50%, 10/15/28	30
408	Series 2363, Class PF, 6.00%, 09/15/16	411
709	Series 2366, Class MD, 6.00%, 10/15/16	715
179	Series 2368, Class AS, IF, 7.10%, 10/15/31	181
535	Series 2368, Class TG, 6.00%, 10/15/16	539
201	Series 2372, Class F, FRN, 5.82%, 10/15/31	202
204	Series 2383, Class FD, FRN, 5.82%, 11/15/31	206
364	Series 2388, Class UZ, 8.50%, 06/15/31	389
335	Series 2389, Class VA, 6.00%, 02/15/11	336
3,545	Series 2391, Class QR, 5.50%, 12/15/16	3,536
1,063	Series 2392, Class PV, 6.00%, 12/15/20	1,065
328	Series 2394, Class MC, 6.00%, 12/15/16	330
992	Series 2399, Class TH, 6.50%, 01/15/32	1,011
414	Series 2410, Class HC, 5.50%, 02/15/09	412
545	Series 2410, Class OE, 6.38%, 02/15/32	553
786	Series 2410, Class QS, IF, 5.67%, 02/15/32	758
356	Series 2410, Class QX, IF, IO, 3.33%, 02/15/32	35
370	Series 2412, Class SE, IF, 5.02%, 02/15/09	358
560	Series 2423, Class MC, 7.00%, 03/15/32	575
649	Series 2423, Class MT, 7.00%, 03/15/32	667
837	Series 2425, Class OB, 6.00%, 03/15/17	845
866	Series 2434, Class TC, 7.00%, 04/15/32	891
1,568	Series 2436, Class MC, 7.00%, 04/15/32	1,615
456	Series 2444, Class ES, IF, IO, 2.63%, 03/15/32	38
458	Series 2450, Class GZ, 7.00%, 05/15/32	474
517	Series 2450, Class SW, IF, IO, 2.68%, 03/15/32	43
122	Series 2458, Class OD, 6.00%, 04/15/16	122
1,701	Series 2458, Class QE, 5.50%, 06/15/17	1,696
1,043	Series 2460, Class VZ, 6.00%, 11/15/29	1,047
861	Series 2462, Class NB, 6.50%, 06/15/22	890
152	Series 2470, Class SL, IF, 9.00%, 01/15/27	158
1,409	Series 2474, Class SJ, IF, IO, 2.33%, 07/15/17	77
549	Series 2480, Class PV, 6.00%, 07/15/11	554
1,156	Series 2498, Class UD, 5.50%, 06/15/16	1,155
160	Series 2500, Class GD, 5.50%, 12/15/15	160
691	Series 2500, Class TD, 5.50%, 02/15/16	690
1,156	Series 2513, Class YO, PO, 02/15/32	993
1,554	Series 2515, Class DE, 4.00%, 03/15/32	1,450
259	Series 2517, Class SE, IF, 2.95%, 10/15/09	230
318	Series 2519, Class BT, 8.50%, 09/15/31	338
1,022	Series 2527, Class VU, 5.50%, 10/15/13	1,019
1,036	Series 2533, Class HB, 5.50%, 12/15/17	1,030
829	Series 2535, Class BK, 5.50%, 12/15/22	824
518	Series 2541, Class GX, 5.50%, 02/15/17	517
1,956	Series 2553, Class GF, FRN, 5.72%, 02/15/17	1,966
1,089	Series 2557, Class WJ, 5.00%, 07/15/14	1,082
740	Series 2565, Class MB, 6.00%, 05/15/30	746
352	Series 2571, Class SK, IF, 11.56%, 09/15/23	395
1,163	Series 2586, Class WI, IO, 6.50%, 03/15/33	287
2,075	Series 2594, Class VA, 6.00%, 03/15/14	2,086
720	Series 2594, Class VP, 6.00%, 02/15/14	723
1,124	Series 2597, Class DS, IF, IO, 2.23%, 02/15/33	69
1,760	Series 2599, Class DS, IF, IO, 1.68%, 02/15/33	84
1,581	Series 2610, Class DS, IF, IO, 1.78%, 03/15/33	89
3,731	Series 2611, Class SH, IF, IO, 2.33%, 10/15/21	218
1,036	Series 2611, Class UH, 4.50%, 05/15/18	970
2,330	Series 2617, Class GR, 4.50%, 05/15/18	2,188
369	Series 2624, Class IU, IO, 5.00%, 06/15/33	138
7,145	Series 2626, Class NS, IF, IO, 1.23%, 06/15/23	375
1,683	Series 2630, Class KN, 2.50%, 04/15/13	1,650
2,071	Series 2631, Class LC, 4.50%, 06/15/18	1,949
395	Series 2633, Class EO, PO, 08/15/33	229

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,369	Series 2637, Class SA, IF, IO, 0.78%, 06/15/18	66
491	Series 2640, Class UG, IO, 5.00%, 01/15/32	153
835	Series 2640, Class UR, IO, 4.50%, 08/15/17	78
554	Series 2643, Class HI, IO, 4.50%, 12/15/16	52
2,865	Series 2650, Class PO, PO, 12/15/32	2,321
4,792	Series 2650, Class SO, PO, 12/15/32	3,788
970	Series 2656, Class SH, IF, 5.64%, 02/15/25	940
2,997	Series 2668, Class SB, IF, 2.47%, 10/15/15	2,678
1,036	Series 2672, Class ME, 5.00%, 11/15/22	1,001
509	Series 2672, Class SJ, IF, 2.43%, 09/15/16	443
6,732	Series 2675, Class CK, 4.00%, 09/15/18 (m)	6,105
1,255	Series 2682, Class YS, IF, 1.02%, 10/15/33	741
291	Series 2683, Class VA, 5.50%, 02/15/21	291
11,562	Series 2684, Class PO, PO, 01/15/33	7,236
1,346	Series 2684, Class TO, PO, 10/15/33	667
4,195	Series 2686, Class GB, 5.00%, 05/15/20	4,145
2,238	Series 2686, Class NS, IF, IO, 2.28%, 10/15/21	128
955	Series 2691, Class WS, IF, 1.02%, 10/15/33	617
370	Series 2694, Class BA, 4.00%, 06/15/31	350
1,554	Series 2702, Class PC, 5.00%, 01/15/23	1,490
558	Series 2705, Class SC, IF, 1.02%, 11/15/33	334
1,320	Series 2705, Class SD, IF, 2.16%, 11/15/33	935
2,589	Series 2715, Class OG, 5.00%, 01/15/23	2,468
3,679	Series 2716, Class UN, 4.50%, 12/15/23	3,347
2,071	Series 2720, Class PC, 5.00%, 12/15/23	2,000
1,052	Series 2721, Class PI, IO, 5.00%, 05/15/16	42
3,108	Series 2727, Class BS, IF, 1.10%, 01/15/34	1,836
104	Series 2727, Class PO, PO, 01/15/34	48
46	Series 2733, Class GF, FRN, 0.00%, 09/15/33	43
402	Series 2739, Class S, IF, 1.36%, 01/15/34	230
574	Series 2744, Class FE, FRN, 0.00%, 02/15/34	420
1,465	Series 2744, Class PC, 5.50%, 01/15/31	1,465
3,904	Series 2744, Class PD, 5.50%, 08/15/33	3,906
2,071	Series 2744, Class TU, 5.50%, 05/15/32	2,064
808	Series 2749, Class PK, IO, 5.00%, 09/15/22	24
439	Series 2753, Class S, IF, 1.36%, 02/15/34	270
6,875	Series 2755, Class PA, PO, 02/15/29	5,909
1,054	Series 2755, Class SA, IF, 3.56%, 05/15/30	958
699	Series 2756, Class NA, 5.00%, 02/15/24	675
685	Series 2764, Class OE, 4.50%, 03/15/19	641
309	Series 2769, Class PO, PO, 03/15/34	154
428	Series 2774, Class QO, PO, 02/15/34	327
1,183	Series 2776, Class SK, IF, 1.10%, 04/15/34	719
302	Series 2777, Class DV, 6.50%, 11/15/17	308
253	Series 2778, Class BS, IF, 2.45%, 04/15/34	190
1,944	Series 2780, Class JG, 4.50%, 04/15/19	1,815
1,678	Series 2780, Class YC, 5.00%, 04/15/19	1,617
615	Series 2801, Class BS, IF 3.46%, 05/15/34	534
526	Series 2827, Class NT, IF, 8.00%, 01/15/22	534
4,574	Series 2827, Class PS, IF, IO, 1.98%, 04/15/28	121
371	Series 2827, Class SQ, IF, 7.50%, 01/15/19	372
582	Series 2846, Class PO, PO, 08/15/34	456
551	Series 2863, Class JA, 4.50%, 09/15/19	526
1,370	Series 2864, Class GB, 4.00%, 09/15/19	1,240
1,031	Series 2971, Class GB, 5.00%, 11/15/16	1,019
685	Series 2971, Class GC, 5.00%, 07/15/18	672
271	Series 2975, Class KO, PO, 05/15/35	169
1,050	Series 2989, Class PO, PO, 06/15/23	795
503	Series 2996, Class FD, FRN, 5.57%, 06/15/35	501
2,739	Series 3047, Class OB, 5.50%, 12/15/33	2,738
5,022	Series 3068, Class QB, 4.50%, 06/15/20	4,771
1,170	Series 3101, Class EA, 6.00%, 06/15/20	1,169
1,874	Series 3117, Class EO, PO, 02/15/36	1,416
2,123	Series 3117, Class OK, PO, 02/15/36	1,509
2,103	Series 3118, Class DM, 5.00%, 02/15/24	2,030
322	Series 3122, Class ZB, 6.00%, 03/15/36	319
1,519	Series 3134, Class PO, PO, 03/15/36	1,127
1,733	Series 3138, Class PO, PO, 04/15/36	1,272
2,292	Series 3150, Class PO, PO, 05/15/36	1,716
1,897	Series 3152, Class MO, PO, 03/15/36	1,338
1,279	Series 3158, Class LX, FRN, 0.00%, 05/15/36	1,055
444	Series 3164, Class CF, FRN, 0.00%, 04/15/33	390
2,465	Series 3179, Class OA, PO, 07/15/36	1,920
1,579	Series 3189, Class SN, IF, 0.79%, 11/15/35	1,522
2,794	Series 3260, Class CS, IF, IO, 0.82%, 01/15/37	71

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
759	Series T-41, Class 3A, 7.50%, 07/25/32 (m)	781
165	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	167
204	Series T-51, Class 2A, VAR, 7.50%, 08/25/42	211
1,592	Series T-54, Class 2A, 6.50%, 02/25/43	1,614
456	Series T-54, Class 3A, 7.00%, 02/25/43	466
409	Series T-58, Class A, PO, 09/25/43	346
	Federal National Mortgage Association,
29	Series 23, Class 2, IO, 10.00%, 09/01/17	7
17	Series 59, Class 2, IO, 9.50%, 07/01/17	4
1,059	Series 213, Class 2, IO, 8.00%, 03/01/23	272
35	Series 265, Class 2, 9.00%, 03/01/24	38
69	Series 285, Class 1, PO, 02/01/27	55
775	Series 340, Class 1, PO, 09/01/33	544
160	Series 1988-7, Class Z, 9.25%, 04/25/18	169
8	Series 1988-11, Class D, PO, 05/25/18	7
929	Series 1988-21, Class G, 9.50%, 08/25/18	994
9	Series 1988-29, Class B, 9.50%, 12/25/18	9
18	Series 1989-19, Class A, 10.30%, 04/25/19	19
14	Series 1989-21, Class G, 10.45%, 04/25/19	15
38	Series 1989-27, Class Y, 6.90%, 06/25/19	39
39	Series 1989-70, Class G, 8.00%, 10/25/19	41
17	Series 1989-78, Class H, 9.40%, 11/25/19	19
16	Series 1989-89, Class H, 9.00%, 11/25/19	17
15	Series 1990-60, Class K, 5.50%, 06/25/20	15
14	Series 1990-93, Class G, 5.50%, 08/25/20	14
-(h)	Series 1990-95, Class J, HB, 1,118.04%, 08/25/20	13
76	Series 1990-102, Class J, 6.50%, 08/25/20	77
11	Series 1990-134, Class SC, IF, 13.58%, 11/25/20	13
1	Series 1990-140, Class K, HB, 652.15%, 12/25/20	14
-(h)	Series 1991-7, Class K, HB, 907.68%, 02/25/21	3
818	Series 1991-44, Class G, 8.50%, 05/25/21	866
-(h)	Series 1991-60, Class PM, HB, 1009.00%, 06/25/21	5
570	Series 1992-7, Class Q, 8.00%, 01/25/18	576
41	Series 1992-33, Class F, FRN, 4.29%, 03/25/22	41
51	Series 1992-38, Class Z, 7.50%, 02/25/22	52
183	Series 1992-73, Class H, 7.50%, 05/25/22	186
34	Series 1992-101, Class J, 7.50%, 06/25/22	34
5	Series 1992-170, Class K, 7.00%, 09/25/07	5
635	Series 1992-188, Class PZ, 7.50%, 10/25/22	658
30	Series 1993-8, Class H, 7.00%, 01/25/08	30
651	Series 1993-25, Class J, 7.50%, 03/25/23	680
297	Series 1993-27, Class S, IF, 1.73%, 02/25/23	260
125	Series 1993-31, Class K, 7.50%, 03/25/23	131
17	Series 1993-51, Class B, PO, 02/25/23	16
1,285	Series 1993-54, Class Z, 7.00%, 04/25/23	1,326
69	Series 1993-62, Class SA, IF, 10.50%, 04/25/23	78
7	Series 1993-72, Class F, FRN, 5.20%, 05/25/08	7
62	Series 1993-97, Class FA, FRN, 6.59%, 05/25/23	64
43	Series 1993-108, Class D, PO, 02/25/23	38
31	Series 1993-131, Class Z, 7.00%, 07/25/08	31
153	Series 1993-162, Class F, FRN, 6.29%, 08/25/23	156
22	Series 1993-164, Class SA, IF, 9.21%, 09/25/08	22
25	Series 1993-165, Class SD, IF, 5.73%, 09/25/23	25
421	Series 1993-167, Class GA, 7.00%, 09/25/23	427
13	Series 1993-175, Class SA, IF, 11.94%, 09/25/08	13
244	Series 1993-179, Class SB, IF, 10.94%, 10/25/23	274
98	Series 1993-190, Class S, IF, 6.85%, 10/25/08	97
32	Series 1993-192, Class SC, IF, 6.89%, 10/25/08	32
9	Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	9
14	Series 1993-196, Class SA, IF, 10.13%, 10/25/08	14
9	Series 1993-196, Class SB, IF, 9.25%, 10/25/08	9
29	Series 1993-204, Class PE, IO, 6.50%, 05/25/23	2
508	Series 1993-220, Class SG, IF, 5.31%, 11/25/13	506
121	Series 1993-225, Class SG, IF, 4.90%, 12/25/13	119
44	Series 1993-228, Class G, PO, 09/25/23	36
27	Series 1993-230, Class FA, FRN, 5.94%, 12/25/23	28
13	Series 1993-233, Class SC, IF, 5.71%, 12/25/08	13
179	Series 1993-234, Class SC, IF, 7.23%, 12/25/08	177
935	Series 1993-250, Class Z, 7.00%, 12/25/23	960
442	Series 1993-257, Class C, PO, 06/25/23	393
46	Series 1994-13, Class SK, IF, 9.13%, 02/25/09	46
400	Series 1994-34, Class DZ, 6.00%, 03/25/09	401
383	Series 1994-37, Class L, 6.50%, 03/25/24	392
78	Series 1995-2, Class Z, 8.50%, 03/25/25	82

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

825	Series 1996-14, Class SE, IF, IO, 6.06%, 08/25/23	142
46	Series 1996-20, Class L, PO, 09/25/08	44
35	Series 1996-59, Class J, 6.50%, 08/25/22	36
292	Series 1997-20, Class IO, IF, IO, 1.84%, 03/25/27	10
60	Series 1997-24, Class Z, 8.00%, 04/18/27	63
65	Series 1997-27, Class J, 7.50%, 04/18/27	68
60	Series 1997-81, Class PI, IO, 7.00%, 12/18/27	14
223	Series 1998-36, Class J, 6.00%, 07/18/28	223
1,309	Series 1998-36, Class ZB, 6.00%, 07/18/28	1,322
530	Series 1998-43, Class SA, IF, IO, 11.52%, 04/25/23	163
381	Series 1999-57, Class Z, 7.50%, 12/25/19	398
376	Series 1999-62, Class PB, 7.50%, 12/18/29	392
59	Series 2000-52, Class IO, IO, 8.50%, 01/25/31	15
2,054	Series 2001-4, Class ZA, 6.50%, 03/25/31	2,104
569	Series 2001-5, Class OW, 6.00%, 03/25/16	573
445	Series 2001-7, Class PF, 7.00%, 03/25/31	459
289	Series 2001-28, Class VB, 6.00%, 02/25/20	288
1,199	Series 2001-31, Class VD, 6.00%, 05/25/31	1,206
785	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	187
703	Series 2001-36, Class DE, 7.00%, 08/25/31	731
393	Series 2001-44, Class PD, 7.00%, 09/25/31	404
719	Series 2001-44, Class PU, 7.00%, 09/25/31	739
377	Series 2001-49, Class DQ, 6.00%, 11/25/15	378
923	Series 2001-49, Class LZ, 8.50%, 07/25/31	1,031
570	Series 2001-52, Class XN, 6.50%, 11/25/15	582
1,036	Series 2001-61, Class VB, 7.00%, 12/25/16	1,038
1,224	Series 2001-61, Class Z, 7.00%, 11/25/31	1,266
1,144	Series 2001-71, Class QE, 6.00%, 12/25/16	1,152
591	Series 2001-72, Class SX, IF, 5.08%, 12/25/31	556
518	Series 2001-74, Class MB, 6.00%, 12/25/16	526
512	Series 2002-1, Class HC, 6.50%, 02/25/22	521
248	Series 2002-1, Class SA, IF, 7.90%, 02/25/32	258
393	Series 2002-1, Class UD, IF, 5.80%, 12/25/23	389
1,036	Series 2002-3, Class PG, 5.50%, 02/25/17	1,032
351	Series 2002-8, Class SR, IF, 5.02%, 03/25/09	340
474	Series 2002-9, Class ST, IF, 6.55%, 03/25/17	482
269	Series 2002-9, Class VE, 6.50%, 12/25/12	269
2,071	Series 2002-11, Class QG, 5.50%, 03/25/17	2,060
2,149	Series 2002-13, Class SJ, IF, IO, 1.60%, 03/25/32	127
152	Series 2002-13, Class ST, IF, 10.00%, 03/25/32	173
4,661	Series 2002-18, Class PC, 5.50%, 04/25/17	4,650
1,173	Series 2002-19, Class PE, 6.00%, 04/25/17	1,180
27	Series 2002-36, Class HZ, 7.00%, 12/25/29	27
307	Series 2002-37, Class Z, 6.50%, 06/25/32	314
1,554	Series 2002-55, Class QE, 5.50%, 09/25/17	1,539
6,673	Series 2002-56, Class UC, 5.50%, 09/25/17 (m)	6,644
777	Series 2002-59, Class AC, 6.00%, 03/25/28	777
207	Series 2002-59, Class VB, 6.50%, 04/25/32	207
881	Series 2002-62, Class ZE, 5.50%, 11/25/17	866
932	Series 2002-63, Class LB, 5.50%, 10/25/17	928
390	Series 2002-73, Class S, IF, 2.95%, 11/25/09	351
2,071	Series 2002-74, Class LD, 5.00%, 01/25/16	2,043
1,554	Series 2002-74, Class PD, 5.00%, 11/25/15	1,535
214	Series 2002-74, Class VA, 6.00%, 11/25/31	213
1,554	Series 2002-74, Class VB, 6.00%, 11/25/31	1,559
1,158	Series 2002-77, Class S, IF, 4.73%, 12/25/32	1,073
104	Series 2002-91, Class UH, IO, 5.50%, 06/25/22	18
1,194	Series 2003-8, Class SB, IF, IO, 2.33%, 03/25/16	40
259	Series 2003-16, Class PI, IO, 5.00%, 11/25/12	2
1,036	Series 2003-22, Class UD, 4.00%, 04/25/33	840
1,036	Series 2003-27, Class DW, 4.50%, 04/25/17	991
447	Series 2003-39, Class IO, IO, VAR, 6.00%, 05/25/33	106
2,408	Series 2003-41, Class PE, 5.50%, 05/25/23	2,391
272	Series 2003-52, Class SX, IF, 6.99%, 10/25/31	273
777	Series 2003-65, Class CI, IO, 4.50%, 03/25/15	71
329	Series 2003-67, Class VQ, 7.00%, 01/25/19	347
1,764	Series 2003-68, Class QP, 3.00%, 07/25/22	1,625
560	Series 2003-73, Class GA, 3.50%, 05/25/31	521
747	Series 2003-73, Class PB, 4.50%, 08/25/18	702
210	Series 2003-74, Class SH, IF, 0.59%, 08/25/33	121
252	Series 2003-79, Class NM, 4.00%, 05/25/22	240
7,712	Series 2003-80, Class SY, IF, IO, 2.33%, 06/25/23	594
1,036	Series 2003-81, Class LC, 4.50%, 09/25/18	975
3,001	Series 2003-83, Class PG, 5.00%, 06/25/23	2,896
518	Series 2003-86, Class PX, 4.50%, 02/25/17	501

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

620	Series 2003-91, Class SD, IF, 3.63%, 09/25/33	544
394	Series 2003-92, Class SH, IF, 2.67%, 09/25/18	347
539	Series 2003-106, Class PO, PO, 08/25/17	449
1,295	Series 2003-106, Class US, IF, 1.10%, 11/25/23	794
685	Series 2003-106, Class WE, 4.50%, 11/25/22	636
1,027	Series 2003-113, Class PC, 4.00%, 03/25/15	996
3,739	Series 2003-116, Class SB, IF, IO, 2.28%, 11/25/33	284
2,739	Series 2003-117, Class JB, 3.50%, 06/25/33	2,423
777	Series 2003-122, Class TE, 5.00%, 12/25/22	740
1,036	Series 2003-128, Class KE, 4.50%, 01/25/14	1,007
1,396	Series 2003-130, Class SX, IF, 3.54%, 01/25/34	1,210
923	Series 2003-132, Class OA, PO, 08/25/33	659
2,706	Series 2004-4, Class QI, IF, IO, 1.78%, 06/25/33	161
677	Series 2004-4, Class QM, IF, 3.56%, 06/25/33	618
1,720	Series 2004-10, Class SC, IF, 7.32%, 02/25/34	1,811
1,162	Series 2004-14, Class SD, IF, 1.10%, 03/25/34	743
1,430	Series 2004-21, Class CO, PO, 04/25/34	806
926	Series 2004-22, Class A, 4.00%, 04/25/19	855
1,036	Series 2004-25, Class PB, 5.50%, 05/25/32	1,034
777	Series 2004-25, Class PC, 5.50%, 01/25/34	763
2,467	Series 2004-25, Class SA, IF, 4.89%, 04/25/34	2,310
1,370	Series 2004-27, Class HB, 4.00%, 05/25/19	1,212
777	Series 2004-36, Class PB, 5.50%, 05/25/32	786
1,538	Series 2004-36, Class SA, IF, 4.89%, 05/25/34	1,451
497	Series 2004-36, Class SN, IF, 3.56%, 07/25/33	430
6,102	Series 2004-46, Class HS, IF, IO, 0.68%, 05/25/30	108
959	Series 2004-46, Class QB, IO, 2.72%, 05/25/34	824
485	Series 2004-51, Class SY, IF, 3.60%, 07/25/34	434
1,554	Series 2004-53, Class NC, 5.50%, 07/25/24	1,532
287	Series 2004-61, Class SK, IF, 8.50%, 11/25/32	308
1,295	Series 2004-92, Class JO, PO, 12/25/34	1,135
543	Series 2005-15, Class MO, PO, 03/25/35	335
920	Series 2005-47, Class AN, 5.00%, 12/25/16	908
1,906	Series 2005-52, Class PA, 6.50%, 06/25/35	1,958
4,999	Series 2005-56, Class S, IF, IO, 1.39%, 07/25/35	237
970	Series 2005-58, Class PO, PO, 07/25/35	730
1,027	Series 2005-68, Class BC, 5.25%, 06/25/35	986
3,424	Series 2005-68, Class PG, 5.50%, 08/25/35	3,401
1,038	Series 2005-70, Class KI, IO, 5.50%, 08/25/35	185
3,424	Series 2005-84, Class XM, 5.75%, 10/25/35	3,437
4,794	Series 2005-110, Class GJ, 5.50%, 11/25/30	4,774
2,739	Series 2005-110, Class GK, 5.50%, 08/25/34	2,673
2,397	Series 2005-110, Class MN, 5.50%, 06/25/35	2,367
2,054	Series 2005-116, Class PB, 6.00%, 04/25/34	2,073
2,054	Series 2006-39, Class WC, 5.50%, 01/25/36	2,008
3,039	Series 2006-44, Class GO, PO, 06/25/36	2,293
8,586	Series 2006-44, Class P, PO, 12/25/33	6,291
1,712	Series 2006-46, Class UC, 5.50%, 12/25/35	1,670
1,319	Series 2006-58, Class AP, PO, 07/25/36	977
3,121	Series 2006-58, Class PO, PO, 07/25/36	2,338
4,917	Series 2006-59, Class QO, PO, 01/25/33	3,714
1,255	Series 2006-65, Class QO, PO, 07/25/36	947
2,260	Series 2006-72, Class GO, PO, 08/25/36	1,718
6,848	Series 2006-77, Class PC, 6.50%, 08/25/36	7,084
2,180	Series 2006-110, Class PO, PO, 11/25/36	1,525
1,969	Series 2006-115, Class OK, PO, 12/25/36	1,430
2,401	Series 2006-119, Class PO, PO, 12/25/36	1,807
3,670	Series 2006-120, Class IO, IO, 6.50%, 12/25/36	979
3,631	Series 2006-126, Class AO, PO, 01/25/37	2,689
8,222	Series 2007-7, Class SG, IF, IO, 1.18%, 08/25/36	240
303	Series G92-4, Class F, FRN, 4.67%, 12/25/21	300
216	Series G92-7, Class JQ, 8.50%, 01/25/22	230
46	Series G92-12, Class B, 7.70%, 02/25/22	48
68	Series G92-14, Class Z, 7.00%, 02/25/22	71
149	Series G92-15, Class Z, 7.00%, 01/25/22	151
-(h)	Series G92-27, Class SQ, IF, HB, 5,278.68%, 05/25/22	26
45	Series G92-42, Class Z, 7.00%, 07/25/22	46
1,628	Series G92-44, Class ZQ, 8.00%, 07/25/22	1,713
241	Series G92-54, Class ZQ, 7.50%, 09/25/22	252
415	Series G92-61, Class Z, 7.00%, 10/25/22	429
49	Series G92-62, Class B, PO, 10/25/22	39
287	Series G93-1, Class KA, 7.90%, 01/25/23	303
191	Series G93-17, Class SI, IF, 6.00%, 04/25/23	192
236	Series G97-2, Class ZA, 8.50%, 02/17/27	252
	Federal National Mortgage Association Grantor Trust,

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

89	Series 2001-T10, Class PO, PO, 12/25/41	74
	Federal National Mortgage Association Whole Loan,
209	Series 2002-W5, Class A10, IF, IO, 2.78%, 11/25/30	8
985	Series 2003-W1, Class 1A1, 6.50%, 12/25/42	998
540	Series 2003-W1, Class 2A, 7.50%, 12/25/42	559
198	Series 2003-W4, Class 2A, 6.50%, 10/25/42	200
98	Series 2003-W8, Class 1A3, 4.75%, 12/25/42	98
1,788	Series 2004-W2, Class 2A2, 7.00%, 02/25/44	1,839
	Government National Mortgage Association,
199	Series 1994-4, Class KQ, 7.99%, 07/16/24	206
2,460	Series 1994-7, Class PQ, 6.50%, 10/16/24	2,530
404	Series 1996-16, Class E, 7.50%, 08/16/26 (m)	414
78	Series 1997-2, Class E, 7.50%, 02/20/27	82
102	Series 1997-11, Class D, 7.50%, 07/20/27	104
168	Series 1998-26, Class K, 7.50%, 09/17/25	174
994	Series 1999-4, Class ZB, 6.00%, 02/20/29	1,002
331	Series 1999-41, Class Z, 8.00%, 11/16/29	345
40	Series 1999-43, Class TA, IF, 9.35%, 11/16/29	43
174	Series 1999-44, Class PC, 7.50%, 12/20/29	181
816	Series 1999-44, Class ZG, 8.00%, 12/20/29	848
504	Series 2000-6, Class Z, 7.50%, 02/20/30	517
734	Series 2000-7, Class ST, IF, 12.90%, 01/16/30	829
319	Series 2000-9, Class Z, 8.00%, 06/20/30	330
1,861	Series 2000-9, Class ZJ, 8.50%, 02/16/30	1,978
1,372	Series 2000-10, Class ZP, 7.50%, 02/16/30	1,439
733	Series 2000-12, Class ST, IF, 12.90%, 02/16/30	852
198	Series 2000-16, Class ZN, 7.50%, 02/16/30	204
1,642	Series 2000-21, Class Z, 9.00%, 03/16/30	1,770
290	Series 2000-26, Class Z, 7.75%, 09/20/30	291
105	Series 2000-36, Class HC, 7.33%, 11/20/30	108
54	Series 2000-36, Class IK, IO, 9.00%, 11/16/30	11
312	Series 2000-38, Class AH, 7.15%, 12/20/30	316
43	Series 2001-32, Class WA, IF, 6.82%, 07/20/31	43
369	Series 2001-35, Class SA, IF, IO, 2.93%, 08/16/31	30
343	Series 2001-36, Class S, IF, IO, 2.73%, 08/16/31	27
142	Series 2001-55, Class SF, IF, 8.94%, 11/20/31	151
460	Series 2001-60, Class VP, 6.50%, 07/20/17	461
777	Series 2002-4, Class TD, 7.00%, 01/20/32	811
443	Series 2002-7, Class PG, 6.50%, 01/20/32	453
1,468	Series 2002-24, Class AG, IF, IO, 2.63%, 04/16/32	111
401	Series 2002-24, Class SB, IF, 3.95%, 04/16/32	377
797	Series 2002-24, Class Z, 8.50%, 04/16/32	865
3,028	Series 2002-31, Class SE, IF, IO, 2.18%, 04/16/30	207
126	Series 2002-33, Class SY, IF, 9.00%, 02/26/23	140
1,036	Series 2002-40, Class UK, 6.50%, 06/20/32	1,063
259	Series 2002-41, Class LS, IF, 9.00%, 06/16/32	284
666	Series 2002-45, Class QE, 6.50%, 06/20/32	684
777	Series 2002-47, Class PG, 6.50%, 07/16/32	797
108	Series 2002-51, Class SG, IF, 9.45%, 04/20/31	118
446	Series 2002-54, Class GB, 6.50%, 08/20/32	456
892	Series 2002-70, Class AV, 6.00%, 03/20/12	899
1,222	Series 2002-70, Class PS, IF, IO, 2.38%, 08/20/32	88
125	Series 2002-71, Class VJ, 6.00%, 12/20/14	125
1,722	Series 2002-79, Class KV, 6.00%, 11/20/13	1,733
1,479	Series 2002-80, Class EB, 7.00%, 01/20/32	1,503
819	Series 2002-88, Class VA, 6.00%, 12/20/17	824
1,150	Series 2003-4, Class NI, IO, 5.50%, 01/20/32	182
695	Series 2003-4, Class NY, 5.50%, 12/20/13	694
3,460	Series 2003-11, Class SK, IF, IO, 2.38%, 02/16/33	264
100	Series 2003-24, Class PO, PO, 03/16/33	79
2,114	Series 2003-41, Class ID, 5.50%, 05/20/33	650
3,600	Series 2003-46, Class IH, 5.50%, 12/20/32	924
1,718	Series 2003-76, Class LS, IF, IO, 1.88%, 09/20/31	85
236	Series 2003-90, Class PO, PO, 10/20/33	186
495	Series 2003-95, Class SC, IF, IO, 1.68%, 09/17/31	7
1,166	Series 2003-98, Class PC, 5.00%, 02/20/29	1,150
3,299	Series 2003-112, Class SA, IF, IO, 1.23%, 12/16/33	141
5,997	Series 2004-11, Class SW, IF, IO, 0.18%, 02/20/34	103
493	Series 2004-28, Class S, IF, 5.03%, 04/16/34	468
7,768	Series 2004-59, Class SG, IF, IO, 1.18%, 07/20/34	362
22,925	Series 2004-68, Class SA, IF, IO, 1.48%, 05/20/31	1,011
558	Series 2004-73, Class AE, IF, 3.88%, 08/17/34	512
8,627	Series 2004-73, Class JL, IF, IO, 1.23%, 09/16/34	333
7,667	Series 2005-17, Class SL, IF, IO, 1.38%, 07/20/34	419
1,689	Series 2006-38, Class ZL, 6.50%, 09/20/33	1,684

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,984	Series 2007-22, Class Z, 6.00%, 04/20/37	1,970
	Vendee Mortgage Trust,
10,686	Series 1994-1, Class 2ZB, 6.50%, 02/15/24	10,967
1,279	Series 1996-1, Class 1Z, 6.75%, 02/15/26	1,310
714	Series 1996-2, Class 1Z, 6.75%, 06/15/26	733
1,471	Series 1997-1, Class 2Z, 7.50%, 02/15/27	1,538
1,090	Series 1998-1, Class 2E, 7.00%, 09/15/27	1,115
923	Series 2001-1, Class 2J, 7.00%, 05/15/10	930
149	Series 2002-2, Class J, 6.00%, 01/15/09	149

		418,388

	Non-Agency CMO — 27.5%
	ABN AMRO Mortgage Corp.,
292	Series 2003-7, Class A3, 4.50%, 07/25/18	278
	American Home Mortgage Investment Trust,
1,712	Series 2005-3, Class 2A4, FRN, 4.84%, 09/25/35	1,672
	Banc of America Alternative Loan Trust,
466	Series 2003-3, Class A, PO, 05/25/33	325
632	Series 2003-11, Class PO, PO, 01/25/34	427
	Banc of America Funding Corp.,
2,589	Series 2003-3, Class 1A33, 5.50%, 10/25/33	2,545
621	Series 2004-1, Class PO, PO, 03/25/34	429
771	Series 2005-4, Class 30, PO, 08/25/35	518
1,740	Series 2005-6, Class 2A7, 5.50%, 10/25/35	1,718
318	Series 2005-7, Class 30, PO, 11/25/35	213
1,463	Series 2005-8, Class 30, PO, 01/25/36	971
4,382	Series 2005-E, Class 4A1, FRN, 4.11%, 03/20/35	4,338
	Banc of America Mortgage Securities,
365	Series 2003-8 Class A, PO, 11/25/33	270
187	Series 2003-9, Class 1A2, PO, 12/25/33	103
11,441	Series 2004-3, Class 15, IO, VAR, 0.21%, 04/25/19	71
1,323	Series 2004-4, Class 1A9, 5.00%, 05/25/34	1,292
561	Series 2004-4, Class A, PO, 05/25/34	385
703	Series 2004-6, Class A, PO, 07/25/34	446
6,013	Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	5,884
3,355	Series 2004-J, Class 3A1, FRN, 5.06%, 11/25/34	3,302
	Bear Stearns Adjustable Rate Mortgage Trust,
1,484	Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,471
2,148	Series 2004-1, Class 12A1, VAR, 3.63%, 04/25/34	2,114
2,071	Series 2004-4, Class A4, VAR, 3.52%, 06/25/34	2,039
6,097	Series 2006-1, Class A1, FRN, 4.63%, 02/25/36	5,984
	Cendant Mortgage Corp.,
1,027	Series 2003-9, Class 1P, PO, 11/25/33	698
	Citicorp Mortgage Securities, Inc.,
427	Series 2002-11, Class 1A14, 6.00%, 11/25/32	424
634	Series 2003-3, Class A30, 5.25%, 03/25/33	631
780	Series 2003-8, Class A, PO, 08/25/33	543
4,232	Series 2004-1, Class 3A1, 4.75%, 01/25/34	4,133
5,179	Series 2004-5, Class 2A5, 4.50%, 08/25/34	5,023
	Citigroup Mortgage Loan Trust, Inc.,
824	Series 2003-1, Class 3, PO, 10/25/33	527
168	Series 2003-1, Class WA2, 6.50%, 10/25/33	170
344	Series 2003-1, Class WPO2, PO, 10/25/33	265
486	Series 2003-UP3, Class A3, 7.00%, 09/25/33	491
384	Series 2003-UST1, Class 1, PO, 12/25/18	302
313	Series 2003-UST1, Class 2, PO, 12/25/18	269
157	Series 2003-UST1, Class 3, PO, 12/25/18	123
1,738	Series 2003-UST1, Class A1, 5.50%, 12/25/18	1,711
1,318	Series 2005-1, Class 2A1A, VAR, 4.70%, 04/25/35	1,311
	Countrywide Alternative Loan Trust,
842	Series 2002-8, Class A4, 6.50%, 07/25/32	837
809	Series 2003-J1, Class PO, PO, 10/25/33	604
1,243	Series 2004-2CB, Class 1A9, 5.75%, 03/25/34	1,155
394	Series 2004-J3, Class 4A1, 4.75%, 04/25/19	378
1,335	Series 2005-5R, Class A1, 5.25%, 12/25/18	1,323
13,625	Series 2005-22T1, Class A2, IF, IO, 0.00%, 06/25/35	71
2,360	Series 2005-26CB, Class A10, IF, 3.41%, 07/25/35	2,129
725	Series 2005-28CB, Class 1A5, 5.50%, 08/25/35	723
2,054	Series 2005-54CB, Class 1A11, 5.50%, 11/25/35	2,010
747	Series 2005-64CB, Class 1A9, 5.50%, 12/25/35	728
1,246	Series 2005-86CB, Class A11, 5.50%, 02/25/36	1,194
9,845	Series 2005-J1, Class 1A4, IF, IO, 0.00%, 02/25/35	37
45,670	Series 2006-7CB, Class 1A2, IF, IO, 0.00%, 05/25/36	78
1,400	Series 2006-26CB, Class A9, 6.50%, 09/25/36	1,423
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,865	Series 2002-31, Class A5, 5.75%, 01/25/33	3,855

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

4,000	Series 2002-36, Class A22, 6.00%, 01/25/33	3,950
287	Series 2003-18, Class A12, 5.50%, 07/25/33	275
2,093	Series 2003-26, Class 1A6, 3.50%, 08/25/33	1,847
116	Series 2003-34, Class A11, 5.25%, 09/25/33	115
212	Series 2003-44, ClassA9, PO, 10/25/33	111
810	Series 2003-J2, Class A17, IF, IO, 2.08%, 04/25/33	30
1,857	Series 2003-J7, Class 4A3, IF, 2.93%, 08/25/18	1,582
726	Series 2003-J10, Class 2A1, 5.00%, 11/25/18	715
608	Series 2004-3, Class PO, PO, 04/25/34	427
562	Series 2004-7, Class 2A1, FRN, 4.05%, 06/25/34	553
920	Series 2004-HYB1, Class 2A, VAR, 4.22%, 05/20/34	915
1,121	Series 2004-HYB3, Class 2A, VAR, 4.06%, 06/20/34	1,098
1,937	Series 2004-J8, Class 1A2, 4.75%, 11/25/19	1,888
1,166	Series 2005-16, Class A23, 5.50%, 09/25/35	1,146
3,977	Series 2005-22, Class 2A1, FRN, 5.27%, 11/25/35	3,932
	First Horizon Alternative Mortgage Securities,
2,794	Series 2004-AA4, Class A1, FRN, 5.39%, 10/25/34	2,779
907	Series 2005-AA5, Class 1A2, FRN, 5.29%, 07/25/35	906
751	Series 2005-FA8, Class 1A19, 5.50%, 11/25/35	693
	First Horizon Asset Securities, Inc.,
644	Series 2003-3, Class 1A3, 4.50%, 05/25/33	642
1,055	Series 2003-7, Class 2A1, 4.50%, 09/25/18	1,020
1,675	Series 2003-9, Class 1A6, 5.50%, 11/25/33	1,484
1,036	Series 2004-4, Class 2A2, 4.50%, 07/25/19	1,010
3,024	Series 2004-AR1, Class 2A2, FRN, 5.01%, 04/25/35	2,986
3,617	Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35 (m)	3,583
685	Series 2004-AR7, Class 2A2, FRN, 4.92%, 02/25/35	681
	GMAC Mortgage Corp. Loan Trust,
1,667	Series 2004-J2, Class A2, FRN, 5.82%, 06/25/34	1,674
2,474	Series 2005-AR3, Class 3A3, VAR, 4.85%, 06/19/35	2,446
3,424	Series 2005-AR3, Class 3A4, VAR, 4.85%, 06/19/35	3,360
	GSR Mortgage Loan Trust,
228	Series 2004-3F, Class 3A8, 13.50%, 02/25/34	331
2,078	Series 2004-10F, Class 1A1, 4.50%, 08/25/19	2,043
813	Series 2004-10F, Class 2A1, 5.00%, 08/25/19	802
244	Series 2005-1, Class 2A1A, 6.00%, 11/25/34	238
3,998	Series 2005-7F, Class 3A9, 6.00%, 09/25/35	3,981
2,002	Series 2006-1F, Class 1AP, PO, 02/25/36	1,390
6,828	Series 2006-1F, Class 2A4, 6.00%, 02/25/36	6,532
	Indymac Index Mortgage Loan Trust,
16,803	Series 2005-AR11, Class A7, FRN, IO, 0.73%, 08/25/35	353
607	Series 2006-AR3, Class 2A1A, VAR, 6.39%, 03/25/36	615
	Kidder Peabody Mortgage Assets Trust,
156	Series B, Class A1, PO, 04/22/18	133
	MASTR Adjustable Rate Mortgages Trust,
422	Series 2004-4, Class 2A1, VAR, 6.84%, 05/25/34	423
2,241	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	2,201
6,505	Series 2004-13, Class 3A6, FRN, 3.79%, 11/21/34	6,304
	MASTR Alternative Loans Trust,
919	Series 2003-4, Class 2A1, 6.25%, 06/25/33	915
802	Series 2003-8, Class 3A1, 5.50%, 12/25/33	790
607	Series 2003-9, Class 8A1, 6.00%, 01/25/34	608
286	Series 2004-1, Class 30, PO, 02/25/34	205
675	Series 2004-3, Class 30, PO, 04/25/34	514
654	Series 2004-3, Class 30X1, IO, 6.00%, 04/25/34	143
728	Series 2004-5, Class 30, PO, 06/25/34	550
337	Series 2004-5, Class 30X1, IO, 6.00%, 06/25/34	70
412	Series 2004-6, Class 30X1, IO, 5.50%, 07/25/34	74
3,593	Series 2004-6, Class 7A1, 6.00%, 07/25/34	3,563
338	Series 2004-7, Class 30, PO, 08/25/34	248
1,196	Series 2004-7, Class AX1, IO, 5.50%, 08/25/34	243
1,777	Series 2004-10, Class 1A1, 4.50%, 09/25/19	1,690
	MASTR Asset Securitization Trust,
782	Series 2003-4, Class 3A2, 5.00%, 05/25/18	771
462	Series 2003-4, Class 5A1, 5.50%, 05/25/33	459
528	Series 2003-10, Class 15, PO, 11/25/18	433
315	Series 2003-11, Class 15, PO, 12/25/18	265
1,140	Series 2003-11, Class 6A2, 4.00%, 12/25/33	1,119
2,075	Series 2003-12, Class 6A1, 5.00%, 12/25/33	1,992
368	Series 2004-1, Class 30, PO, 02/25/34	235
506	Series 2004-3, Class PO, PO, 03/25/34	356
1,569	Series 2004-6, Class 2A9, 5.25%, 11/26/16	1,546
1,096	Series 2004-8, Class PO, PO, 08/25/19	862
775	Series 2005-1, Class 2A1A, 5.00%, 05/25/18	770
	MASTR Resecuritization Trust,

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,095	Series 2005-PO, Class 3, PO, 05/28/35 (e)	3,558
	Merrill Lynch Trust,
5	Series 7, Class B, PO, 04/20/18	5
136	Series 47, Class Z, 8.99%, 10/20/20	144
	Morgan Stanley Mortgage Trust,
-(h)	Series 35, Class 2, IF, HB, 7,592.52%, 04/20/21	1
	MortgageIT Trust,
1,764	Series 2005-1, Class 1A1, FRN, 5.64%, 02/25/35	1,771
	Nomura Asset Acceptance Corp.,
779	Series 2003-A1, Class A1, 5.50%, 05/25/33	773
403	Series 2003-A1, Class A2, 6.00%, 05/25/33	402
114	Series 2003-A1, Class A5, 7.00%, 04/25/33	114
450	Series 2003-A1, Class A7, 5.00%, 04/25/18	447
1,467	Series 2004-R2, Class A1, VAR, 6.50%, 10/25/34 (e)	1,485
	Prime Mortgage Trust,
683	Series 2004-1, Class 2A3, 5.25%, 08/25/34	666
1,636	Series 2005-4, Class 4, PO, 10/25/35	1,178
	Residential Accredit Loans, Inc.,
274	Series 2002-QS16, Class A3, IF, 5.50%, 10/25/17	261
837	Series 2003-QR19, Class CB4, 5.75%, 10/25/33	804
754	Series 2003-QS3, Class A2, IF, 4.80%, 02/25/18	726
1,658	Series 2003-QS3, Class A8, IF, IO, 2.28%, 02/25/18	96
2,021	Series 2003-QS9, Class A3, IF, IO, 2.23%, 05/25/18	119
2,272	Series 2003-QS12, Class A2A, IF, IO, 2.28%, 06/25/18	148
996	Series 2003-QS12, Class A5, IO, 5.00%, 06/25/18	145
13,968	Series 2003-QS13, Class A6, IF, IO, 0.60%, 07/25/33	335
2,580	Series 2003-QS14, Class A1, 5.00%, 07/25/18	2,501
2,473	Series 2003-QS18, Class A1, 5.00%, 09/25/18	2,399
2,175	Series 2004-QA4, Class NB3, VAR, 5.42%, 09/25/34	2,158
713	Series 2004-QA6, Class NB2, VAR, 5.30%, 12/25/34	711
1,689	Series 2004-QS8, Class A2, 5.00%, 06/25/34	1,661
1,785	Series 2004-QS10, Class A6, 6.00%, 07/25/34	1,799
2,000	Series 2005-QA6, Class A32, VAR, 5.62%, 05/25/35	1,991
420	Series 2005-QA7, Class A21, VAR, 4.82%, 07/25/35	414
511	Series 2005-QA10, Class A31, VAR, 5.61%, 09/25/35	510
631	Series 2006-QA1, Class A21, VAR, 5.98%, 01/25/36	634
585	Series 2006-QS4, Class A7, IF, 4.74%, 04/25/36	592
1,791	Series 2007-QS1, Class 1A1, 6.00%, 01/25/37	1,794
	Residential Asset Securitization Trust,
628	Series 2003-A13, Class A3, 5.50%, 01/25/34	618
534	Series 2003-A14, Class A1, 4.75%, 02/25/19	512
487	Series 2005-A11, Class PO, PO, 10/25/35	342
	Residential Funding Mortgage Securities I,
1,576	Series 2003-S7, Class A17, 4.00%, 05/25/33	1,482
402	Series 2003-S11, Class A1, 2.50%, 06/25/18	387
1,295	Series 2003-S12, Class 4A5, 4.50%, 12/25/32	1,233
1,554	Series 2003-S13, Class A3, 5.50%, 06/25/33	1,456
1,038	Series 2003-S14, Class A4, PO, 07/25/18	841
1,278	Series 2004-S6, Class 2A6, PO, 06/25/34	849
1,370	Series 2004-S6, Class 3A5, 4.50%, 06/25/19	1,310
2,239	Series 2005-SA4, Class 1A1, VAR, 4.96%, 09/25/35	2,245
	Residential Funding Securities Corp.,
132	Series 2002-RM1, Class AP1, PO, 12/25/17	112
308	Series 2003-RM2, Class AP3, PO, 05/25/33	228
	Salomon Brothers Mortgage Securities VII, Inc.,
16	Series 2000-UP1, Class A2, 8.00%, 08/25/27	16
364	Series 2003-UP2, Class 1, PO, 12/25/18	299
	Structured Adjustable Rate Mortgage Loan Trust,
2,934	Series 2004-6, Class 5A4, VAR, 4.98%, 06/25/34	2,786
	Structured Asset Securities Corp.,
134	Series 2002-10H, Class 1AP, PO, 05/25/32	113
1,036	Series 2003-8, Class 1A2, 5.00%, 04/25/18	1,016
6,925	Series 2004-20, Class 1A3, 5.25%, 11/25/34 (m)	6,750
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
21,167	Series 2005-2, Class 1A4, IF, IO, 0.00%, 04/25/35	87
1,489	Series 2005-4, Class CB7, 5.50%, 06/25/35	1,452
907	Series 2005-4, Class DP, PO, 06/25/20	717
2,928	Series 2005-6, Class 2A4, 5.50%, 08/25/35	2,901
	Washington Mutual MSC Mortgage Pass-Through Certificates,
2,104	Series 2002-MS12, Class A, 6.50%, 05/25/32	2,105
490	Series 2004-RA4, Class 1P, PO, 04/25/19	417
	Washington Mutual, Inc.,
1,767	Series 2003-AR4, Class A6, VAR, 3.42%, 05/25/33	1,744
116	Series 2003-AR5, Class A5, VAR, 3.84%, 06/25/33	115
777	Series 2003-AR7, Class A6, VAR, 3.03%, 08/25/33	759

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

214	Series 2003-AR8, Class A, FRN, 4.03%, 08/25/33	213
1,002	Series 2003-S7, Class A1, 4.50%, 08/25/18	966
1,549	Series 2003-S8, Class A4, 4.50%, 09/25/18	1,489
1,554	Series 2003-S8, Class A6, 4.50%, 09/25/18	1,480
396	Series 2003-S9, Class P, PO, 10/25/33	259
2,349	Series 2003-S10, Class A5, 5.00%, 10/25/18	2,321
355	Series 2003-S10, Class A6, PO, 10/25/18	269
614	Series 2004-AR3, Class A2, VAR, 4.24%, 06/25/34	602
319	Series 2005-AR5, Class A1, VAR, 4.67%, 05/25/35	319
631	Series 2006-AR10, Class 2P, VAR, 0.64%, 09/25/36	528
	Wells Fargo Mortgage Backed Securities Trust,
1,191	Series 2003-8, Class A9, 4.50%, 08/25/18	1,130
1,298	Series 2003-11, Class 1A, PO, 10/25/18	1,075
3,625	Series 2003-11, Class 1A4, 4.75%, 10/25/18	3,546
1,404	Series 2003-13, Class A7, 4.50%, 11/25/18	1,313
488	Series 2003-14, Class 1A1, 4.75%, 12/25/18	469
32,055	Series 2003-16, Class 2A, VAR, IO, 0.11%, 12/25/18	184
1,143	Series 2003-16, Class 2A1, 4.50%, 12/25/18	1,087
982	Series 2003-17, Class 2A4, 5.50%, 01/25/34	967
1,519	Series 2003-17, Class A, PO, 01/25/34	1,006
831	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	794
470	Series 2004-1, Class A11, Zero Coupon, 01/25/34	223
3,647	Series 2004-7, Class 2A2, 5.00%, 07/25/19	3,540
5,333	Series 2004-P, Class 2A1, FRN, 4.22%, 09/25/34	5,247
543	Series 2004-Q, Class 1A3, FRN, 4.90%, 09/25/34	533
3,682	Series 2004-S, Class A5, FRN, 3.54%, 09/25/34	3,576
1,253	Series 2004-S, Class A7, FRN, 3.54%, 09/25/34	1,212
4,041	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	3,979
4,190	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	4,121
968	Series 2005-9, Class 1A, PO, 10/25/35	676
729	Series 2005-15, Class A, PO, 12/25/20	540
2,659	Series 2005-AR10, Class 2A4, FRN, 4.11%, 06/25/35	2,605
1,822	Series 2005-AR16, Class 2A1, VAR, 4.95%, 10/25/35	1,819
2,132	Series 2006-3, Class A8, 5.50%, 03/25/36	2,115

		269,013

	Total Collateralized Mortgage Obligations (Cost $701,203)	687,401

	Commercial Mortgage-Backed Securities — 0.0% (g)
82	Bear Stearns Commercial Mortgage Securities, Series 2000-WF1, Class A1, 7.64%, 02/15/32	83

	(Cost $87)
	Mortgage Pass-Through Securities — 21.7%
	Federal Home Loan Mortgage Corp., Gold Pools,
488	3.50%, 05/01/19	447
14,511	4.00%, 06/01/13 - 05/01/19	13,693
839	4.00%, 10/01/33	754
691	4.50%, 10/01/18	663
215	5.50%, 06/01/17	214
5,670	5.50%, 05/01/27	5,566
9,424	5.50%, 10/01/33 - 07/01/35	9,227
3,057	6.00%, 01/01/14 - 02/01/24	3,084
1,121	6.00%, 06/01/17 - 04/01/18	1133
1,679	6.00%, 11/01/28 - 12/01/33	1,686
1,376	6.50%, 08/01/12 - 12/01/17	1,410
1,528	6.50%, 05/01/22 - 11/01/22	1,573
6,277	6.50%, 05/01/24 - 11/01/36	6,398
469	6.50%, 01/01/29 (m)	481
1,179	7.00%, 12/01/14 - 03/01/16	1,206
1,598	7.00%, 01/01/17 - 07/01/17	1,648
3,473	7.00%, 07/01/29 - 10/01/36	3,588
459	7.50%, 07/01/08 - 12/01/15	468
114	8.50%, 08/01/30	122
270	10.50%, 07/20/21	298
	Federal Home Loan Mortgage Corp., Conventional Pools,
29	7.50%, 03/01/09 - 05/01/17	30
1	8.00%, 04/01/09	1
-(h)	8.50%, 02/01/08	-(h)
43	8.75%, 06/01/17	43
24	10.50%, 05/01/19	26
46	12.00%, 08/01/15 - 07/01/19	50
974	ARM, 4.12%, 04/01/34	959
892	ARM, 4.27%, 12/01/33	884
404	ARM, 4.64%, 03/01/35	401
1,888	ARM, 5.48%, 03/01/36	1,893
1,500	ARM, 5.73%, 11/01/36	1,507

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

993	ARM, 5.86%, 02/01/37	999
3,686	ARM, 5.89%, 10/01/36	3,716
655	ARM, 5.93%, 10/01/36	657
188	ARM, 6.39%, 01/01/30	191
	Federal National Mortgage Association Pools,
15,902	4.00%, 07/01/18 - 12/01/18	14,918
3,347	4.00%, 08/01/33 - 04/01/34	3,008
1,811	4.00%, 11/01/33	1,600
2,931	4.50%, 11/01/14 - 08/01/33	2,819
6,203	4.50%, 03/01/19 - 12/01/19	5,945
1,501	4.50%, 05/01/29 - 02/01/35	1,391
3,137	5.00%, 12/01/16 - 06/01/18	3,067
3,682	5.00%, 05/01/33 - 09/01/35	3,514
2,984	5.50%, 06/01/12 - 09/01/33	2,963
503	5.50%, 09/01/19	500
12,304	5.50%, 04/01/33 - 03/01/34	12,047
2,584	6.00%, 06/01/08 - 04/01/24	2,604
3,890	6.00%, 06/01/16 - 07/01/21	3,933
5,451	6.00%, 12/01/28 - 09/01/33	5,474
40	6.25%, 07/01/23	40
2,205	6.50%, 04/01/08 - 08/01/20	2,258
6,978	6.50%, 06/01/16 - 06/01/36	7,146
1,573	6.50%, 03/01/29 - 08/01/33	1,618
5,774	7.00%, 12/01/16 - 08/01/21	5,952
3,544	7.00%, 04/01/17 - 03/01/36	3,677
1,420	7.00%, 12/01/36 - 10/01/46	1,453
301	7.50%, 03/01/17 - 10/01/17	312
135	7.50%, 09/01/21	142
1,103	7.50%, 08/01/36	1,142
772	8.00%, 04/01/11 - 01/01/16	799
1,752	8.00%, 03/01/27 - 07/01/28	1,855
230	8.50%, 12/01/07 - 09/01/11	239
411	8.50%, 04/01/26 - 06/01/30	442
5	9.00%, 02/01/10	5
876	9.00%, 05/01/18 - 06/01/31	949
27	9.50%, 07/01/28	30
82	10.00%, 07/01/19 - 02/01/24	90
92	10.20%, 06/25/21	102
54	10.25%, 07/15/13	58
31	10.50%, 11/01/18	34
57	11.00%, 04/01/19	63
28	11.00%, 08/20/20	31
42	12.50%, 01/01/16	47
1,233	ARM, 3.95%, 06/01/34	1,214
1,198	ARM, 3.99%, 05/01/34	1,181
1,062	ARM, 4.01%, 02/01/34	1,043
1,510	ARM, 4.12%, 09/01/33	1,477
658	ARM, 4.15%, 01/01/34	650
1,089	ARM, 4.19%, 10/01/34	1,077
2,631	ARM, 4.24%, 07/01/33 - 04/01/34	2,624
1,068	ARM, 4.30%, 06/01/35	1,057
469	ARM, 4.62%, 05/01/35	464
3,885	ARM, 4.63%, 04/01/35	3,834
867	ARM, 4.69%, 05/01/35	867
4,121	ARM, 4.71%, 02/01/35 - 04/01/35	4,071
1,472	ARM, 4.76%, 10/01/34	1,466
3,145	ARM, 4.78%, 08/01/34 - 10/01/34	3,128
809	ARM, 4.81%, 10/01/34	806
7,340	ARM, 4.84%, 01/01/35 (m)	7,297
877	ARM, 4.85%, 04/01/34	882
869	ARM, 4.87%, 01/01/33	863
1,570	ARM, 4.96%, 07/01/33	1,547
3,523	ARM, 4.98%, 05/01/35	3,513
1,103	ARM, 5.00%, 08/01/34	1,102
2,045	ARM, 5.02%, 08/01/34	2,036
2,131	ARM, 5.12%, 11/01/33	2,127
1,499	ARM, 5.32%, 09/01/36	1,500
713	ARM, 5.53%, 11/01/33	725
92	ARM, 5.56%, 11/01/32	93
339	ARM, 5.63%, 09/01/27 - 03/01/29	341
53	ARM, 6.76%, 03/01/19	53
	Government National Mortgage Association, Various Pools,
881	3.50%, 09/20/33	744
1,075	6.00%, 04/20/17 - 06/15/18	1,087
270	6.38%, 08/15/26	276

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,231	6.50%, 08/15/22 - 11/15/23	1,261
1,411	6.50%, 03/15/28 - 04/15/33	1,452
198	7.00%, 09/15/14 - 10/15/16	204
114	7.00%, 08/15/23	119
1,284	7.00%, 04/15/32 - 06/15/33	1,346
138	7.50%, 11/15/17	144
459	7.50%, 11/15/22 - 01/15/33	481
102	8.00%, 01/15/08 - 04/15/28	110
797	8.00%, 01/15/16	838
24	8.50%, 07/15/08 - 05/20/25	25
16	8.50%, 03/20/25	18
15	9.00%, 02/15/30 - 01/15/31	17
30	11.00%, 01/15/21	33

	Total Mortgage Pass-Through Securities (Cost $214,039)	212,476

	U.S. Government Agency Securities — 1.3%
	Federal Home Loan Bank System,
4,253	4.72%, 09/20/12	4,138
	Federal Home Loan Mortgage Corp.,
1,554	6.63%, 09/15/09 (m)	1,602
518	6.88%, 09/15/10	545
	Federal Housing Authority,
44	7.43%, 08/01/20	44
	Federal National Mortgage Association,
518	5.50%, 03/15/11	523
3,159	6.13%, 03/15/12	3,283
1,036	6.63%, 09/15/09 (m)	1,068
1,036	7.25%, 01/15/10	1,089

	Total U.S. Government Agency Mortgages (Cost $12,454)	12,292

	U.S. Treasury Obligations — 0.5%
	U.S. Treasury Bonds,
1,036	10.38%, 11/15/12	1,060
2,460	12.00%, 08/15/13	2,661
	U.S. Treasury Bonds Coupon STRIPS,
82	08/15/11	67
932	05/15/14	666
129	02/15/16	85

	Total U.S. Treasury Obligations (Cost $5,034)	4,539

	Total Long-Term Investments (Cost $935,003)	918,967

Shares

	Short-Term Investment — 6.2%
	Investment Company — 6.2%
60,594	JPMorgan Liquid Assets Money Market Fund (b) (Cost $60,594)	60,594

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan— 0.1%
	Repurchase Agreements — 0.1%
115	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $115, collateralized by U.S. Government Agency Mortgages	115
115	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $115, collateralized by U.S. Government Agency Mortgages	115
115	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $115, collateralized by U.S. Government Agency Mortgages	115
115	Societe Generale, New York, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $115, collateralized by U.S. Government Agency Mortgages	115
115	UBS Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $115, collateralized by U.S. Government Agency Mortgages	115

	Total Investments of Cash Collateral for Securities on Loan (Cost $575)	575

	Total Investments — 100.3% (Cost $996,172)	980,136
	Liabilities in Excess of Other Assets — (0.3)%	(2,555)

	NET ASSETS — 100.0%	$977,581

Percentages indicated are based on net assets.

JPMorgan Mortgage-Backed Securities Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

Abbreviations:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

All or portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

STRIPS

Separate Trading of Registered Interest and Principal Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,968
Aggregate gross unrealized depreciation	(24,004)

Net unrealized appreciation/depreciation	$(16,036)

Federal income tax cost of investments	$996,172

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 99.2%
	Municipal Bonds — 98.0%
	Alabama — 1.4%
	Alabama 21st Century Authority, Tobacco Settlement,
1,020	Rev., 5.50%, 12/01/10	1,062
1,790	Rev., 5.75%, 06/01/10	1,893
2,000	Rev., 5.75%, 12/01/11	2,111
2,290	Rev., 5.85%, 06/01/10	2,425
3,365	Alabama Public School & College Authority, Capital Improvement, Rev., 5.25%, 11/01/08	3,481
2,000	Alabama State Dock Authority, Series A, Rev., AMT, MBIA, 5.00%, 10/01/14	2,107
1,290	Fairfield Industrial Development Board, Rev., 5.40%, 11/01/16	1,365
6,615	Montgomery Medical Clinic Board, Jackson Hospital & Clinic, Rev., 5.13%, 03/01/16	6,752

		21,196

	Alaska — 2.9%
12,940	Alaska Housing Finance Corp., Capital Appreciation, General Mortgage, Series A, Rev., MBIA, Zero Coupon, 12/01/17	6,987
4,960	Alaska Housing Finance Corp., Home Mortgage, Series A, Rev., AMT, MBIA, 5.00%, 06/01/15	5,092
	Alaska Student Loan Corp.,
2,750	Series A, Rev., AMBAC, 5.75%, 07/06/07	2,753
3,690	Series A, Rev., AMBAC, 6.05%, 07/01/10	3,889
4,500	Series A, Rev., GTD STD LNS, 5.00%, 06/01/11	4,655
3,000	Series A-2, AMT, Rev., 5.00%, 12/01/16 (w)	3,150
3,000	Series A-3, AMT, Rev., 5.00%, 06/01/13 (w)	3,138
	City of North Slope Boro,
2,700	Series A, GO, MBIA, Zero Coupon, 06/30/08	2,590
1,000	Series A, GO, MBIA, Zero Coupon, 06/30/10	883
6,350	Series A, GO, MBIA, Zero Coupon, 06/30/13	4,961
2,000	City of North Slope Boro, Capital Appreciation, Series B, GO, MBIA, Zero Coupon, 06/30/09	1,845
4,805	Four Dam Pool Power Agency, Electrical, Rev., LOC: Dexia Credit Local, 5.00%, 07/01/14	4,977

		44,920

	Arizona — 3.8%
610	Arizona Housing Finance Authority, Series 2A, Rev., VAR, GNMA COLL, 5.63%, 07/01/12	611
	Arizona State University,
2,100	COP, MBIA, 5.00%, 07/01/15	2,241
2,150	COP, MBIA, 5.00%, 07/01/16	2,304
3,605	COP, MBIA, 5.00%, 07/01/17	3,860
10,000	Rev., FSA, 5.25%, 7/1/2009 (f) (u)	10,298
7,000	Chandler IDA, Intel Corp. Project, Rev., VAR, 4.37%, 12/01/10	7,067
3,595	City of Phoenix, Series B, GO, 5.00%, 07/01/14 (p)	3,780
1,940	Gila County, COP, 6.40%, 06/01/14 (i)	2,019
1,000	Gila County, IDA, Cobre Valley Community Hospital, Rev., ACA, 6.00%, 12/01/10	1,061
1,385	Maricopa County IDA, Multi-Family Housing, Coral Point Apartments Project, Series B, Rev., VAR, 5.10%, 03/01/28	1,385
6,198	Maricopa County IDA, Series 1B, Rev., Sub., GNMA/FNMA, 4.95%, 05/01/16	6,625
840	Maricopa County IDA, Single-Family Housing, Series 2B, Rev., VAR, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	846
5,210	Maricopa County Unified School District No. 11-Peoria, GO, FSA, 5.25%, 07/01/13	5,593
820	Phoenix IDA, Single-Family Mortgage, Series 2002-2, Rev., VAR, GNMA/FNMA/FHLMC, 5.95%, 09/01/12	826
40	Pima County, IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/01/10	40
5,975	Pinal County, COP, 5.25%, 12/01/14	6,248
1,090	Tucson & Pima Counties, IDA, Single-Family Mortgage, Series 1A, Rev., VAR, GNMA COLL, 5.62%, 07/01/12	1,103
	Tucson & Pima Counties, IDA, Single-Family Mortgage, Mortgage-Backed Securities Program,
85	Series 1A, Rev., GNMA/FNMA, 5.70%, 01/01/10	86
55	Series 1A, Rev., GNMA/FNMA, 6.10%, 01/01/10	56
3,000	Tucson IDA, Single-Family Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.35%, 07/01/16	3,142

		59,191

	Arkansas — 0.9%
50	Arkansas Development Finance Authority, Compound Accretion, Series 1, Rev., Zero Coupon, 12/01/11	36

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

5,000	Baxter County, Hospital Improvement, Series A, Rev., 5.60%, 09/01/09	5,101
1,000	Baxter County, Rev., 5.00%, 09/01/16	1,020
	City of Springdale, Sales & Use Tax,
2,000	Rev., FSA, 4.20%, 07/01/13	1,974
3,000	Rev., FSA, 4.25%, 07/01/13	2,946
1	Drew County, Public Facilities Board, Single-Family Housing, Series A-2, Rev., FNMA COLL, 7.90%, 07/06/2007	1
1,300	Fayetteville, Sales & Use Tax, Series A, Rev., FSA, 4.00%, 11/01/16	1,292
11	Jacksonville Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 07/06/07	11
45	Lonoke County Residential Housing Facilities Board, Single-Family Mortgage, Series A-2, Rev., FNMA COLL, 7.90%, 04/01/11	45
2,000	Rogers Capital Improvement, GO, XLCA, 4.25%, 03/01/17	1,983
23	Stuttgart Public Facilities Board, Single-Family Mortgage, Series A, Class A-2, Rev., FNMA COLL, 7.90%, 07/06/07	23

		14,432

	California — 4.3%
1,480	California Housing Finance Agency, Multi-Family Housing III, Series A, Rev., AMT, 5.38%, 02/01/09	1,511
	California Rural Home Mortgage Finance Authority, Single-Family Mortgage, Mortgage-Backed Security Program,
145	Series A, Rev., GNMA/FNMA, 5.00%, 06/01/11	146
2,000	Series A, Rev., GNMA/FNMA/FHLMC, 4.20%, 02/01/17	1,992
2,500	Series A, Rev., GNMA/FNMA/FHLMC, 5.40%, 06/01/16	2,629
2,500	Series C, Rev., GNMA/FNMA/FHLMC, 4.10%, 02/01/17	2,481
5,380	Series FH-1, Rev., 5.50%, 02/01/16	5,663
5,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series J, Rev., 5.00%, 01/01/17	5,304
4,875	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.75%, 06/15/31	4,990
5,500	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	4,532
1,000	Golden State Tobacco Securitization Corp., Series A-1, Rev., 5.00%, 06/01/15	1,035
4,375	Kaweah Delta Health Care District, Rev., 5.00%, 08/01/12	4,443
3,400	Pasadena Area Community College District, Series C, GO, AMBAC, Zero Coupon, 08/01/14	2,547
120	Redondo Beach, Redevelopment Agency, Residential Mortgage, Series B, Rev., 6.25%, 07/06/07 (i)	120
5,000	Sacramento City Financing Authority, Rev., FGIC, 5.00%, 12/01/15	5,294
	State of California,
3,415	GO, 5.00%, 06/01/13	3,607
5,000	GO, 5.00%, 03/01/14	5,296
5,000	GO, 5.00%, 08/01/15	5,235
5,000	GO, 5.00%, 10/01/15	5,333
5,000	GO, 5.13%, 04/01/14	5,275

		67,433

	Colorado — 4.5%
2,300	Arapahoe County, Single-Family Mortgage, Rev., IMI, Zero Coupon, 09/01/10 (p)	2,027
1,920	City of Aurora, IDR, McKesson Corp. Project, Series A, Rev., 5.38%, 07/06/07	1,921
5,030	City of Aurora, Single-Family Mortgage, Series A-2, Rev., Zero Coupon, 03/01/13 (p)	2,997
1,000	City of Erie, Water Enterprise, Rev., ACA, 5.13%, 12/01/08	1,013
2,500	Colorado Health Facilities Authority, Adventist Health, Series E, Rev., 5.00%, 11/15/13	2,606
1,445	Colorado Housing & Facilities Finance Authority, Capital Appreciation, Single-Family Program, Series C-1, AMT, Rev., Zero Coupon, 05/01/08	420
	Colorado Housing & Facilities Finance Authority, Multi-Family Project,
650	Series C-3, Class I, AMT, Rev., 4.45%, 04/01/11	655
985	Series C-3, Class I, AMT, Rev., 4.55%, 10/01/12	995
975	Series C-3, Class I, AMT, Rev., 4.65%, 10/01/12	987
	Colorado Housing & Facilities Finance Authority, Single-Family Program,
240	Series B-2, Rev., MBIA-IBC, 6.80%, 04/01/09	243
1,100	Series C-2, Rev., AMT, FHA/VA MTGS, 7.05%, 10/01/09	1,153
2,500	Countrydale Metropolitan District, GO, VAR, LOC: Compass Bank, 3.50%, 12/01/07	2,497
	Denver City & County, Airport
5,000	Series A, Rev., AMBAC, 6.00%, 11/15/10	5,297
2,410	Series D, Rev., FSA, 5.50%, 11/15/2013 (f) (u)	2,541
4,070	Series D, Rev., FSA, 5.50%, 11/15/2014 (f) (u)	4,291
1,000	Series D, Rev., FSA, 5.50%, 11/15/2015 (f) (u)	1,053
2,500	Series D, Rev., FSA, 5.50%, 11/15/2016 (f) (u)	2,632
10,850	Denver City & County, Capital Appreciation, Single-Family Mortgage, Series A, Rev., MGIC, Zero Coupon, 07/01/08	7,645
4,997	Denver City & County, Single-Family Mortgage, Series A, Rev., AMT, VAR, GNMA/FNMA/FHLMC, 4.70%, 08/01/16	5,271

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Denver City & County, Single-Family Mortgage, Metropolitan Mayors Caucus,
180	Rev., GNMA/FNMA/FHLMC COLL, 6.00%, 05/01/12	181
435	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.15%, 05/01/12	443
170	Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 7.30%, 11/01/10	173
1,000	Denver City & County, Special Facilities, Rental Car Project, Series A, Rev., MBIA, 6.00%, 01/01/09	1,037
5,660	Douglas County, School District No. Re-1, Douglas & Elbert Countries, DRIVER, Series 163, GO, VAR, MBIA, 5.88%, 06/15/09	6,200

1,870	El Paso County, School District No. 11, Colorado Springs, GO, 7.13%, 12/01/07 (p)	2,360
	El Paso County, Single-Family Mortgage,
275	Series A, Rev., GNMA/FNMA/FHLMC COLL, 6.20%, 05/01/09	278
3,439	Series A, Rev., VAR, GNMA/FNMA, 4.75%, 03/01/16	3,614
206	IDK Partners III Trust, Series 1999, Class A, Pass-Through Certificates, 5.10%, 08/01/23	206
3,500	Mesa County, Residential, Rev., Zero Coupon, 12/01/11 (p)	2,929
6,310	Northern Metropolitan District, Adams County, GO, MBIA-IBC, 6.50%, 12/01/07	6,517

		70,182

	Connecticut — 0.9%
	Stamford Housing Authority, Rippowam Park Apartments Project,
4,350	Rev., 6.25%, 10/01/08	4,532
9,200	Rev., 6.38%, 10/01/08	9,563

		14,095

	Delaware — 0.3%
	Delaware State Housing Authority, Single-Family Mortgage,
1,250	Series A, Rev., GNMA/FNMA/FHLMC, 4.35%, 01/01/17 (w)	1,250
1,335	Series A-1, Rev., AMBAC, 5.17%, 07/01/09	1,356
2,500	Series B, Rev., 4.35%, 07/01/17 (w)	2,492

		5,098

	District of Columbia — 1.2%
	District of Columbia,
11,840	COP, AMBAC, 5.25%, 01/01/13	12,463
1,000	Series A, GO, AMBAC, 5.38%, 06/01/07 (p)	1,020
2,920	District of Columbia Housing Finance Agency, Single-Family Program, Series B, Rev., AMT, 5.63%, 06/01/15	3,051
2,895	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed Bonds, Rev., 5.20%, 05/15/08	2,924

		19,458

	Florida — 6.7%
2,200	Broward County Housing Finance Authority, Series B, Rev., AMT, 4.50%, 04/01/17	2,169
5,265	Capital Projects Finance Authority, Capital Projects Loan Program, Series F-1, Rev., MBIA, 5.50%, 08/01/11	5,621
5,000	Citizens Property Insurance Corp., Series A, Rev., MBIA, 5.00%, 03/01/17	5,357
4,000	Collier County School Board, COP, FSA, 5.25%, 02/15/21	4,395
4,985	Coral Gables Health Facilities Authority, Baptist Health, Rev., VAR, FSA, 5.00%, 08/15/14 (p)	5,304
1,000	Escambia County Health Facilities Authority, Ascension Health Credit, Series A, Rev., 5.00%, 11/15/08	1,016
3,000	Escambia County Housing Finance Authority, Single-Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC/FHA/VA GTD, 4.80%, 04/01/15	3,010
1,200	Escambia County, Housing Finance Authority, Multi-County Program, Series A-1, Rev., 4.15%, 04/01/16	1,191
4,040	Florida Housing Finance Agency, Multi-Family Housing, Andover, Series E, Rev., 6.35%, 05/01/26	4,118
195	Florida Housing Finance Corp, Homeowner Mortgage, Series 2, AMT, Rev., AMT, MBIA, 4.75%, 06/21/07	195
7,605	Florida State Department of Environmental Protection, Preservation, Series A, Rev., FSA, 5.50%, 07/01/12	8,157
	Fort Pierce Utilities Authority,
3,685	Rev., AMBAC, 5.00%, 10/01/12	3,876
6,970	Rev., AMBAC, 5.00%, 10/01/13	7,375
	Highlands County Health Facilities Authority, Adventist Health,
2,500	Rev., VAR, 3.95%, 11/15/32	2,458
1,800	Series A, Rev., 5.00%, 11/15/15	1,863
	Hillsborough County Aviation Authority, Tampa International Airport,
7,890	Series A, Rev., MBIA, 5.38%, 10/01/13	8,378
5,000	Series A, Rev., MBIA, 5.50%, 10/01/13	5,344
	Hillsborough County Housing Finance Authority,
2,000	Rev., GNMA/FNMA/FHLMC, 5.20%, 04/01/15	2,066
1,875	Series 2, Rev., AMT, GNMA/FNMA/FHLMC, 4.40%, 10/01/16 (w)	1,873
	Lee County, Solid Waste System,
1,135	Rev., MBIA, 5.63%, 10/01/11	1,200
6,850	Series A, Rev., AMBAC, 5.00%, 10/01/16	7,124
3,000	Miami-Dade County, Miami International Airport, Series B, Rev., AMT, CIFG, 5.00%, 10/01/15	3,150
1,335	Miami-Dade County Housing Finance Authority, Home Ownership Mortgage, Series A-1, Rev., GNMA/FNMA, 5.30%, 04/01/15	1,376
	Miami-Dade County School Board,
6,000	Series A, COP, MBIA, 5.00%, 08/01/27	6,087

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,000	Series A, COP, FGIC, 5.00%, 05/01/15	2,127
2,900	Miami-Dade County, Sub-Series A, Rev., SO, MBIA, Zero Coupon, 04/01/08	1,837
890	Orange County, Housing Finance Authority, Series B, Rev., AMT, GNMA/FNMA, 5.40%, 09/01/12	900
2,560	Orange County, Housing Finance Authority, Multi-County Program Series A, Rev., GNMA, 5.13%, 03/01/17	2,656
1,195	Palm Beach County, North County Courthouse Projects, Rev., 5.00%, 12/01/12	1,259
2,420	Pinellas County Housing Finance Authority, Single-Family Mortgage, Multi-County Program, Series B-1, Rev., GNMA/FNMA, 5.20%, 03/01/15	2,494
1,100	Pompano Beach, Water & Sewer, Rev., FGIC, 5.50%, 07/01/07 (p)	1,112

		105,088

	Georgia — 1.0%
2,000	City of Atlanta, Water & Wastewater, Rev., FSA, 5.00%, 11/01/14	2,103
1,765	Fulton County, Housing Authority Multi-Family Housing, Concorde Place Apartments Project, Series A, Rev., 6.30%, 07/01/08 (p)	1,809
10,660	State of Georgia, Series D, GO, 5.25%, 12/01/13	11,525

		15,437

	Hawaii — 0.5%
750	Hawaii Housing & Community Development Corp., Multi-Family Housing, Sunset Villas, Rev., GNMA COLL, 5.00%, 07/20/10	748
5,000	State of Hawaii, Series DG, GO, AMBAC, 5.00%, 07/01/12	5,258
1,000	State of Hawaii, Airports,
	Second Series, Rev., FSA-CR, 6.90%, 07/01/12 (p)	1,081

		7,087

	Idaho — 0.2%
	Idaho Housing & Finance Association,
1,385	Series A, Class III, Rev., 5.55%, 07/01/11	1,407
1,675	Series B, Class III, Rev., 5.00%, 01/01/15	1,688
	Idaho Housing & Finance Association, Single-Family Mortgage,
125	Series D, Rev., FHA/VA MTGS, 6.45%, 07/06/07	126
150	Series E-2, Rev, 5.95%, 07/06/07	152
245	Series H, Rev., FHA/VA MTGS, 6.05%, 07/06/07	249
235	Sub Series A, Rev., FHA/VA MTGS, 5.35%, 01/01/08	237

		3,859

	Illinois — 5.5%
6,000	Chicago Housing Authority, Rev., FSA, 5.00%, 07/01/09	6,136
5,980	Chicago O’Hare International Airport, Second Lien Passenger Facilities, Series A, Rev., AMT, AMBAC, 5.25%, 01/01/15	6,257
5,000	Chicago Transit Authority, Federal Transit Administration, Series A, Rev., AMBAC, 5.25%, 06/01/13	5,347
3,000	City of Aurora, Series A, Rev., AMT, GNMA/FNMA/FHLMC/FHA COLL, VA GTD, 5.50%, 12/01/39	3,168
3,000	City of Aurora, Single-Family Mortgage, Series B, Rev., COLL, GNMA/FNMA/FHLMC, 5.45%, 12/01/39	3,155
4,450	City of Chicago Heights, Series A, GO, FGIC, 5.65%, 12/01/08	4,571
	City of Chicago,
7,580	Series A, GO, FSA, 5.25%, 01/01/14	8,087
1,325	Series C, Rev., GNMA/FNMA/FHLMC COLL, 4.20%, 12/01/16	1,321
4,000	Series K, Rev., GNMA/FNMA/FHLMC, 5.35%, 12/01/06	4,189
3,485	City of Chicago, Gas Supply Series B, Rev., VAR, 4.75%, 07/01/09	3,546
100	City of Chicago, Midway Airport, Series A, Rev., AMT, FSA, 5.13%, 01/01/11	102
	City of Chicago, Single-Family Mortgage,
2,120	Series B, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.00%, 04/01/12	2,203
4,000	Series C, Rev., GNMA/FNMA, 5.75%, 12/01/15	4,328
185	Series C, Rev., MBIA-IBC, GNMA/FNMA/FHLMC, 7.00%, 09/01/10	190
6,000	Series E, Rev., GNMA/FNMA/FHLMC COLL, 5.50%, 06/01/16	6,501
2,936	City of Peru, IDR, Consolidated Freightways Corp. Project, Series B, Rev., 5.25%, 01/01/04 (d) (i)	198
	Illinois Developmental Finance Authority, Multi-Family Housing, Lincoln Place,
3,430	Series A, Rev., GNMA COLL, 6.50%, 07/20/10	3,762
4,465	Series A, Rev., GNMA COLL, 6.60%, 07/20/10	4,900
3,065	Illinois Educational Advancement Fund, University Central Project, Rev., 6.25%, 05/01/12 (p)	3,411
1,500	Illinois Finance Authority, Healthcare Systems, Rev., 5.25%, 05/15/14	1,549
70	Peoria, Moline & Freeport, Single-Family Collateral Mortgage, Series A, Rev., GNMA COLL FHA/VA MTGS, 7.60%, 07/06/07	71
	State of Illinois,
2,800	GO, MBIA, 5.00%, 06/01/13	2,951
3,925	Rev., 5.00%, 06/15/14	4,139
	University of Illinois, Academic Facilities Projects,
2,985	Series A, COP, AMBAC, 5.00%, 03/15/12	3,118
1,750	Series A, COP, AMBAC, 5.00%, 03/15/13	1,840

		85,040

	Indiana — 1.6%
	City of Indianapolis, Multi-Family Housing, Turtle Creek, North Apartments,
270	Series A, Rev., GNMA COLL/FHA, 3.40%, 12/20/09	265

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

550	Series A, Rev., GNMA COLL/FHA, 4.15%, 12/20/09	543
700	Series A, Rev., GNMA COLL/FHA, 4.38%, 12/20/09	689
	Indiana Health & Educational Facilities Finance Authority, Baptist Homes of Indiana,
555	Rev., 5.00%, 11/15/12	571
1,095	Rev., 5.00%, 11/15/15	1,128
1,000	Rev., 5.25%, 11/15/15	1,034
1,750	Indiana Health Facility Financing Authority, Ascension Health, Series A-1, Rev., VAR, 5.00%, 11/01/27	1,831
	Indiana Housing & Community Development Authority,
4,980	Series B-2, Rev., GNMA/FNMA, 5.00%, 07/01/14	5,131
3,560	Series C-2, Rev., GNMA/FNMA, 5.00%, 01/01/15	3,653
	Indianapolis Local Public Improvement Bond Bank,
4,050	Rev., MBIA, 5.00%, 01/01/16	4,289
2,000	Series A, Rev., FSA, 6.50%, 01/01/08	2,031
3,000	Indianapolis Local Public Improvement Bond Bank, Airport Authority, Rev., AMBAC, 5.25%, 01/01/14	3,192
4,141	Town of Fremont, Consolidated Freightways Corp. Project, Rev., 5.25%, 05/01/04 (d) (i)	279

		24,636

	Kansas — 2.1%
1,905	City of Wichita, Hospital Facilities Improvement, Series XI, Rev., 6.75%, 11/15/09	2,032
1,020	Kansas Development Finance Authority, Multi-Family Housing, Lom Vista Apartments, Series O, Rev., GNMA COLL, 6.50%, 06/20/09	1,082
	Sedgwick & Shawnee Counties, Single-Family Mortgage,
1,830	Series A-3, Rev., GNMA/FNMA, 5.50%, 06/01/15	1,910
945	Series A-3, Rev., GNMA/FNMA, 5.65%, 06/01/15	1,018
	Sedgwick & Shawnee Counties, Single-Family Mortgage, Mortgage-Backed Securities Program,
4,455	Series A, Rev., GNMA/FNMA, 5.40%, 12/01/15	4,674
5,785	Series A, Rev., GNMA/FNMA/FHLMC, 5.45%, 06/01/16	6,097
895	Series A, Rev., VAR, GNMA/FNMA, 5.25%, 06/01/12	907
1,290	Series A, Rev., VAR, GNMA/FNMA COLL, 6.05%, 06/01/13	1,342
1,480	Series A-4, Rev., VAR, GNMA/FNMA COLL, 5.65%, 06/01/12	1,487
3,950	Series B-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 06/01/16	4,105
3,500	Series B-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 12/01/16	3,495
2,000	Series B-5, Rev., GNMA/FNMA/FHLMC, 4.10%, 12/01/16	1,982

2,030	Sedgwick County, Single-Family Mortgage, Mortgage-Backed Securities Program, Series B-3, Rev., VAR, GNMA/FNMA, 5.75%, 12/01/12	2,165
10	Shawnee County, Single-Family Mortgage, Capital Appreciation, Rev., MBIA, FHA/VA MTGS, Zero Coupon, 10/01/07	4

		32,300

	Kentucky — 0.0% (g)
170	Meade County, PCR, Olin Corp. Project, Rev., 6.00%, 07/01/07 (i)	170

	Louisiana — 4.3%
510	Calcasieu Parish Public Transportation Authority, Series A, Rev., GNMA/FNMA, 5.55%, 04/01/08	522
335	Calcasieu Parish Public Transportation Authority, Single-Family Mortgage Series B, Rev., GNMA/FNMA, 5.00%, 04/01/13	339
3,500	Calcasieu Parish Public Trust Authority, Single-Family Mortgage, Mortgage-Backed Securities Program, Series B, AMT, GNMA/FNMA/FHLMC, 5.35%, 09/01/16	3,680
3,095	City of Shreveport, Series A, GO, FGIC, 6.00%, 05/01/09	3,220
2,000	Denham Springs-Livingston Housing & Mortgage Finance Authority, Mortgage-Backed Securities Program, Rev., GNMA/FNMA/FHLMC, 5.00%, 04/01/17	2,049
1,250	Jefferson Parish Finance Authority, Single-Family Mortgage, Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 12/01/16	1,244
	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage,
845	Series B-1, Rev., VAR, GNMA/FNMA COLL, 6.65%, 06/01/11	877
4,830	Series C, Rev., GNMA/FNMA, 4.50%, 12/01/13	4,836
330	Series C-1, Rev., GNMA/FNMA, 7.00%, 06/01/10	334
1,915	Jefferson Parish School Board, Rev., FSA, Zero Coupon, 09/01/08	1,823
7,370	Lafayette Public Power Authority, Series A, Rev., AMBAC, 5.00%, 11/01/10	7,617
	Louisiana Energy & Power Authority,
4,460	Rev., FSA, 5.75%, 01/01/11	4,724
4,320	Rev., FSA, 5.75%, 01/01/12	4,635
2,290	Rev., FSA, 5.75%, 01/01/13	2,486
	Louisiana Housing Finance Agency, Single-Family Access Program,
35	Series B, Rev., GNMA/FNMA COLL, 8.00%, 03/01/25	36
590	Series D-2, Rev., AMT, GNMA/FNMA COLL, 7.05%, 06/01/10	606
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
1,805	Rev., AMBAC, CNTY GTD, 5.00%, 03/01/15	1,919
3,040	Rev., AMBAC, CNTY GTD, 5.00%, 03/01/16	3,245
4,000	Louisiana Offshore Terminal Authority, Loop LLC Project, Rev., VAR, 4.37%, 06/01/12	4,090
	Louisiana Public Facilities Authority, Franciscan Missionaries,
915	Series A, Rev., FSA, 5.50%, 07/01/08	931
5,000	Series A, Rev., FSA, 5.75%, 07/01/18	5,620
35	Louisiana Public Facilities Authority, Single-Family Mortgage, Series B, Rev., GNMA/FNMA COLL, 5.75%, 08/01/31	36

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Louisiana State Military Department, Custody Receipts,
1,470	Rev., 5.00%, 08/01/13	1,528
1,000	Rev., 5.00%, 08/01/15	1,042
2,000	St. Tammany Parish Finance Authority, Single-Family Mortgage, Series A, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/01/16	2,088
	St. Tammany Parish Hospital Service District No. 2,
540	Series B, GO, RADIAN, 5.25%, 03/01/11	561
515	Series B, GO, RADIAN, 5.25%, 03/01/12	539
475	St. Tammany Parish Public Trust Financing Authority, Christwood Project, Rev., 5.70%, 11/15/18 (i)	484
	Tangipahoa Parish Hospital Service District No. 1, North Oaks Medical Center Project,
1,805	Series A, Rev., 5.00%, 02/01/12	1,854
3,190	Series A, Rev., 5.38%, 02/01/13	3,358

		66,323

	Maryland — 1.8%
640	Baltimore County, Multi-Family Housing, Compound Interest, Series A, Rev., FHA, Zero Coupon, 09/01/07	253
2,000	City of Baltimore, Port Facilities, Rev., 6.50%, 06/21/07	2,070
5,000	Maryland State Department of Transportation, County Transportation, Rev., 5.00%, 05/01/12	5,257
2,000	Maryland State Economic Development Corp., University of Maryland College Park Projects, Rev., CIFG, 5.00%, 06/01/16	2,123
6,875	Maryland State Transportation Authority, Baltimore/Washington International Airport,
	Series B, AMT, AMBAC, 5.25%, 03/01/12	7,250
	Prince Georges County, Housing Authority, Bristol Pines Apartments Project,
1,200	Rev., FNMA, 4.50%, 12/15/15	1,203
3,760	Rev., VAR, FNMA, 4.85%, 12/15/15	3,767
190	Prince Georges County, Housing Authority, Single-Family Mortgage, Series A, Rev., AMT, VAR, GNMA/FNMA/FHLMC COLL, 5.60%, 06/01/12	191
5,450	State of Maryland, State & Local Facilities Lien, Series 2, GO, 5.00%, 08/01/13	5,799

		27,913

	Massachusetts — 1.9%
	Commonwealth of Massachusetts,
8,000	Series B, GO, 5.00%, 11/01/13	8,478
3,920	Series D, GO, MBIA, 5.38%, 08/01/12 (p)	4,178
1,795	Massachusetts Educational Financing Authority, Educational Loan,
	Series E, Rev., AMBAC, 4.60%, 01/01/10	1,798
	Massachusetts Housing Finance Agency,
4,000	Series C, Rev., AMT, VAR, 3.80%, 12/01/08	3,975
	Massachusetts Housing Finance Agency, Single-Family Housing,
55	Series 21, Rev., 7.13%, 07/06/07	55
1,000	Series 124, Rev., AMT, VAR, 4.90%, 12/01/15	1,006
1,175	Massachusetts Industrial Finance Agency, University Commons Nursing, Series A, Rev., FHA, 6.55%, 02/01/08	1,250
5,000	Massachusetts State Water Pollution Abatement, Rev., 5.25%, 08/01/24	5,598
	New Bedford Housing Authority, Capital Funding Program,
675	Series A, Rev., 3.40%, 10/01/11	661
700	Series A, Rev., 3.60%, 10/01/12	689
725	Series A, Rev., 3.75%, 10/01/13	717
750	Series A, Rev., 3.90%, 10/01/14	746

		29,151

	Michigan — 2.0%
5,430	Detroit Water System, Series A, Rev., FSA, 5.00%, 07/01/16	5,784
1,575	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 5.50%, 11/15/09	1,650
	Michigan State Hospital Finance Authority, Oakwood Obligated Group,
5,000	Rev., 5.50%, 11/01/13	5,299
2,500	Series A, Rev., 5.00%, 07/15/15	2,593
	Michigan State Housing Development Authority,
4,000	Series A, Rev., AMT, 5.00%, 12/01/15	4,066
2,030	Series D, Rev., AMT, FSA, 4.95%, 07/01/15	2,060
6,000	Michigan State Housing Development Authority, Multi-Family Housing, Benton Harbor Project,, Rev., VAR, AMT, LOC: Fifth Third Bank, 4.35%, 08/01/07	6,000
2,500	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 5.13%, 07/01/14	2,565
1,450	Western Michigan University, Rev., FGIC, 5.13%, 11/15/07	1,458

		31,475

	Minnesota — 1.7%
572	Blaine, IDR, Consolidated Freightways Corp. Project, Rev., 5.15%, 01/01/04 (d) (i)	39
7,000	Dakota County, Community Development Agency, Mortgage-Backed Securities Program,Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 02/01/17 (w)	7,215
1,625	Minneapolis Community Development Agency, Multi-Family Housing, Riverside Homes Project, Rev., 6.10%, 09/01/09	1,647
5,000	Minneapolis/St. Paul Housing Finance Board, Single-Family Mortgage, Mortgage-Backed Securities Program, Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 02/01/17 (w)	5,179
1,800	Minnesota Housing Finance Agency, Series D, Rev., AMT, VAR, 5.50%, 07/01/16	1,896
1,240	Minnesota Housing Finance Agency, Single-Family Mortgage, Series A, Rev., 5.75%, 07/01/09	1,271

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

8,500	State of Minnesota, GO, 5.00%, 06/01/13	9,028

		26,275

	Mississippi — 0.9%
6,400	Mississippi Higher Education Assistance Corp., Student Loan Program, Series B-3, Rev., GTD STD LNS, 5.45%, 09/01/07	6,560
7,700	Mississippi Home Corp, Single-Family Mortgage, Series B-1, Rev., GNMA/FNMA/FHLMC, 5.38%, 12/01/17	8,160

		14,720

	Missouri — 1.7%
915	Cameron IDA, Cameron Community Hospital, Rev., ACA, 6.25%, 12/01/10 (p)	979
2,105	City of St. Louis, Series B, Rev., AMT, FSA, 5.00%, 07/01/17	2,210
	Missouri Housing Development Commission, Single-Family Mortgage, Home Ownership Loan Program,
3,915	Series B, Rev., AMT, GNMA/FNMA, 5.80%, 09/01/14	4,136
1,250	Series B-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.05%, 03/01/16	1,287
5,000	Series C-1, Rev., AMT, GNMA/FNMA/FHLMC, 5.60%, 09/01/17	5,365
3,500	Series E-1, Rev., AMT, GNMA/FNMA, 5.60%, 03/01/16	3,728
	Missouri Housing Development Commission, Single-Family Homeowner Mortgage,
190	Series B-1, Rev., AMT, GNMA/FNMA COLL, 6.15%, 03/01/10	193
260	Series B-1, Rev., AMT, MBIA-IBC, 7.45%, 03/01/10	264
5,000	Springfield School District No. R-12, GO, FSA, 5.25%, 03/01/16	5,384
2,995	St. Louis County, Housing Authority, Oakmont Hathaway & Brighton, Multi-Family Housing, Series A, Rev., LIQ: FNMA, 4.55%, 05/01/31	3,040

		26,586

	Montana — 0.4%
	Montana Board of Housing, Single-Family Mortgage,
4,990	Series A, Rev., 5.25%, 06/01/15	5,190
1,120	Series B-2, AMT, Rev., 6.00%, 06/01/10	1,126

		6,316

	Nebraska — 0.7%
	Nebraska Investment Finance Authority, Single-Family Mortgage
3,270	Series C, Rev., 5.50%, 03/01/15	3,428
5,555	Series C, Rev., GNMA/FNMA/FHLMC, 5.25%, 03/01/14	5,701
1,960	Nebraska Public Power District, Unrefunded Balance, Series A, Rev., MBIA, 5.25%, 01/01/08	1,996

		11,125

	Nevada — 1.8%
14,575	Clark County School District, Series B, GO, FSA, 5.00%, 06/15/14	15,406
1,840	Las Vegas Special Improvement District No. 707, Special Assessment, Series A, FSA, 5.40%, 06/01/08	1,901
1,235	Nevada Housing Division, Multi-Unit Housing, Citivista Project, Series A, Rev., AMT, FNMA COLL, 5.45%, 10/01/10	1,266
	Nevada Housing Division, Single-Family Mortgage,
100	Series A-1, Rev., AMT, 5.20%, 04/01/08	101
15	Series B-1, Rev., AMT, 6.00%, 07/06/07	15
4,000	Nevada Rural Housing Authority, Single-Family Mortgage, Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.20%, 03/01/17	4,137
5,445	Nevada System of Higher Education, Series B, Rev., AMBAC, 5.00%, 01/01/16	5,762

		28,588

	New Jersey — 3.8%
2,310	Casino Reinvestment Development Authority, New Jersey Hotel Room Fee, Rev., AMBAC, 5.00%, 01/01/15	2,458
	New Jersey EDA, School Facilities Construction,
1,500	Series O, Rev., 5.00%, 03/01/12	1,566
3,000	Series O, Rev., 5.25%, 03/01/14	3,212
3,000	Series P, Rev., 5.25%, 09/01/15	3,242
	New Jersey Health Care Facilities Financing Authority, Shore Memorial Health Care Systems,
1,295	Rev., RADIAN, 5.00%, 07/01/10	1,334
1,355	Rev., RADIAN, 5.00%, 07/01/11	1,406
5,000	New Jersey State Highway Authority, Senior Parkway, Rev., FGIC, 5.50%, 01/01/13 (p)	5,403
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
5,000	Series A, Rev., 5.25%, 12/15/20	5,494
2,000	Series A, Rev., 5.50%, 12/15/21	2,253
5,000	Series A, Rev., AMBAC, 5.50%, 12/15/15	5,535
8,690	Series A, Rev., AMBAC, 5.25%, 12/15/22	9,660
15,000	Series C, Rev., AMBAC, 5.25%, 12/15/08 (f) (u)	15,342
	Tobacco Settlement Financing Corp.,
1,155	Series 1A, Rev., 5.00%, 06/01/14	1,194
1,155	Series 1A, Rev., 5.00%, 06/01/16	1,193

		59,292

	New Mexico — 1.3%
	New Mexico Educational Assistance Foundation, Student Loan Program,
985	1st Sub. Series A-2, Rev., GTD STD LNS, 6.20%, 07/06/07	993
590	1st Sub. Series A-2, Rev., GTD STD LNS, 6.30%, 07/06/07	595
	New Mexico Mortgage Finance Authority, Single-Family Mortgage,
155	Series A-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.05%, 07/06/07	159
3,850	Series B-2, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 01/01/17	3,832

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

5,000	Series B-3, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 4.20%, 01/01/17	4,986
4,080	Series C-2, Rev., AMT, FNMA/GNMA, 4.70%, 09/01/12	4,080
3,920	Series D-1, Class I, Rev., AMT, GNMA/FNMA/FHLMC, 5.85%, 07/01/15	4,180
905	Series E-2, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.80%, 09/01/09	915
1,125	Taos County, Rev., RADIAN, 4.00%, 10/01/11	1,124

		20,864

	New York — 7.7%
1,095	Hempstead Town IDA, Adelphi University Civic Facilities, Rev., 5.25%, 02/01/09	1,126
	Islip Resource Recovery Agency, 1985 Facility,
1,000	Series F, Rev., FSA, 5.00%, 07/01/12	1,040
2,140	Series F, Rev., FSA, 5.00%, 07/01/13	2,238
1,000	Metropolitan Transportation Authority, Series C, Rev., 5.25%, 11/15/14	1,078
1,365	Monroe County, Airport Authority, Greater Rochester International, Rev., MBIA, 5.25%, 01/01/12	1,431
	New York City,
2,000	Series A, GO, 5.25%, 08/01/07	2,024
5,000	Series C, GO, 5.50%, 02/01/13	5,373
7,500	Series D, GO, 5.00%, 11/01/14	7,825
5,270	Series G, GO, 5.00%, 08/01/13	5,551
5,000	Series G, GO, 5.00%, 08/01/14	5,289
4,000	Series G, GO, 5.25%, 02/01/14	4,258
	New York City Transitional Finance Authority, Future Tax Secondary,
5,000	Series A, Rev., VAR, 5.50%, 11/01/11	5,326
5,000	Series B, Rev., 5.00%, 11/01/13	5,304
5,000	Series B, Rev., VAR, 5.25%, 02/01/11	5,214
5,000	Sub Series A-1, Rev., 5.00%, 08/01/12	5,262
2,000	New York Municipal Bond Bank Agency, Series C, Rev., 5.00%, 06/01/13	2,070
1,000	New York City, Unrefunded Balance, Series B, GO, 5.25%, 08/01/07	1,012
6,220	New York State Dormitory Authority, Court Facilities, Series A, Rev., 5.25%, 05/15/12	6,561
5,010	New York State Dormitory Authority, Court Facilities Lease, Series A, Rev., AMBAC, 5.50%, 05/15/20	5,672
	New York State Dormitory Authority, Jewish Board of Family & Children,
1,100	Rev., AMBAC, 5.00%, 07/01/11	1,145
1,150	Rev., AMBAC, 5.00%, 07/01/12	1,205
2,800	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series B, Rev., 6.00%, 08/15/16 (p)	3,119
1,295	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	1,368
5,000	New York State Thruway Authority, Series B, Rev., FGIC, 5.00%, 10/01/15	5,356
	Port Authority of New York & New Jersey,
5,625	Rev., CONS-117, FGIC, 5.13%, 11/15/08	5,761
3,370	Rev., CONS-124, 5.00%, 08/01/08	3,442
4,130	Rev., CONS-127, AMBAC, 5.50%, 06/15/12	4,432
4,000	Rev., CONS-131, CIFG-TCRS, 5.00%, 06/15/13	4,205
	Tobacco Settlement Financing Authority, Asset-Backed Securities,
1,450	Series A-1, Rev., 5.50%, 06/01/10	1,513
4,000	Series A-1, Rev., 5.00%, 06/01/12	4,185
1,675	Series B-1, Rev., XLCA-ICR, 4.00%, 06/01/12	1,678
8,000	Series B-1C, Rev., 5.50%, 06/01/11	8,452

		119,515

	North Carolina — 1.6%
765	Asheville Housing Authority, Multi-Family, Battery Park Apartment, Series A, Rev., GNMA, 3.90%, 08/20/14	746
5,500	North Carolina Eastern Municipal Power Agency, Series A, Rev., AMBAC, 5.00%, 01/01/16	5,879
	North Carolina Housing Finance Agency, Home Ownership,
210	Series 8-A, Rev., AMT, 5.95%, 01/01/10	212
3,000	Series 23-A, Rev., AMT, VAR, 5.00%, 07/01/15	3,078
2,500	Series 26-A, Rev., AMT, VAR, 5.50%, 01/01/16	2,628
10,945	State of North Carolina, Public Improvement, Series A, GO, 5.00%, 03/01/15	11,741

		24,284

	North Dakota — 0.2%
	North Dakota State Housing Finance Agency, Housing Finance Program,
155	Series A, Rev., 6.00%, 07/06/07	157
2,500	Series B, Rev., 5.50%, 01/01/16	2,654

		2,811

	Ohio — 2.8%
5,900	Clark County, Lincoln Park Phase 1B, Rev., VAR, 4.35%, 12/01/10	5,877
990	Cleveland-Cuyahoga County, Port Authority, Cleveland City Project, Series B, Rev., 4.50%, 05/15/14	980
1,500	Cleveland-Cuyahoga County Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	1,529
1,055	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series A, Rev., 6.20%, 05/15/12	1,131
530	Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	569
1,670	Series C, Rev., 5.25%, 05/15/12	1,718
1,630	Cleveland-Cuyahoga County Port Authority, Port Development of Cleveland, Series A, Rev, 5.38%, 05/15/08	1,656

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Cuyahoga County, Multi-Family Housing, Carter Manor,
300	Rev., GNMA COLL, 3.25%, 09/20/09	297
550	Rev., GNMA COLL, 4.00%, 09/20/14	534
	Dublin City School District, Capital Appreciation,
2,885	GO, FGIC, Zero Coupon, 12/01/13	2,215
3,580	GO, FGIC, Zero Coupon, 12/01/14	2,633
1,000	Franklin County, Online Computer Library Center, Rev., 5.00%, 04/15/09	1,019
1,065	Lucas County, Swan Creek Apartments Project, Series A, Rev., GNMA COLL, 5.95%, 12/20/10	1,112
2,500	Montgomery County, Care Facilities, Mary Scott Project, Series A, Rev., GNMA COLL, 6.55%, 09/20/11	2,740
1,000	Ohio Air Quality Development Authority, Cleveland Pollution Control, Series B, Rev., VAR, 3.75%, 10/01/08	995
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
215	Series B, Rev., GNMA COLL, 4.65%, 09/01/08	215
1,775	Series C, Rev., GNMA COLL, 4.63%, 01/01/11	1,790
	RiverSouth Authority, Area Redevelopment,
2,430	Series A, Rev., 5.00%, 12/01/15	2,588
1,135	Series A, Rev., 5.25%, 12/01/15	1,231
945	State of Ohio, Rev., FHA, 6.20%, 07/06/07	965
5,000	State of Ohio, Common Schools, Series C, GO, 5.00%, 03/15/09	5,106
	Summit County, Port Authority, Eastland Woods Project,
195	Series A, Rev., FHA, GNMA COLL, 3.25%, 12/20/09	193
425	Series A, Rev., FHA, GNMA COLL, 4.00%, 06/20/14	411
580	Series A, Rev., FHA, GNMA COLL, 4.35%, 06/20/14	567
1,020	Series A, Rev., FHA, GNMA COLL, 4.75%, 06/20/14	1,003
	Toledo-Lucas County Port Authority Development, Northwest Ohio Bond Fund,
570	Series C, Rev., AMT, 6.00%, 05/15/11	594
670	Series E, Rev., 6.10%, 11/15/10	702
95	Series F, Rev., 6.00%, 11/15/07	96
	Toledo-Lucas County Port Authority Development, Northwest Ohio Bond Fund, Oracle,
1,590	Series C, Rev., 5.35%, 11/15/12	1,617
165	Series C, Rev., AMT, 4.35%, 11/15/07	165
1,710	Upper Arlington City, School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/14	1,258

		43,506

	Oklahoma — 0.7%
975	Canadian County Home Finance Authority, Single-Family Mortgage, Mortgage- Backed Securities Program, Series A, Rev., VAR, GNMA COLL, 6.70%, 09/01/10	985
2,000	City of Enid, Municipal Authority, Sales Tax and Utility, Rev., AMBAC, 4.50%, 02/01/09	2,019
	Oklahoma County Home Finance Authority, Mortgage Backed Securities,
5,000	Series A, Rev., AMT, GNMA/FNMA/FHLMC, 5.40%, 04/01/16	5,240
2,440	Series A-2, Rev., GNMA, 5.70%, 04/01/15	2,561

		10,805

	Oregon — 0.9%
1,445	Keizer Urban Renewal Agency, North River Economic, Tax Allocation, Series A, 5.00%, 12/01/12 (p)	1,475
1,890	Oregon State, Department of Administrative Services, Education Project, Series A, Rev., FSA, 5.25%, 04/01/09	1,955
2,555	Oregon State Facilities Authority, Cascadian Terrace Apartments, Series A, Rev., LOC: Bank of the West, 5.10%, 05/01/13	2,620
60	Oregon State Housing & Community Services Department, Single-Family Mortgage Program, Series B, Rev., AMT, 5.63%, 07/01/15	63
2,485	Port of Portland, Portland International Airport,, Series D, Rev., AMT, FGIC, 5.50%, 07/01/11	2,636
5,410	Washington, Multnomah & Yamill Counties, School District No. 1J, DRIVER, Series 171, GO, VAR, MBIA, 5.88%, 06/01/11	5,868

		14,617

	Other — 1.5%
	Multi-Family Housing Revenue, Bond Pass-Through Certificates,
2,120	Series 7, Rev., VAR, GTD AGMT, 5.85%, 06/01/12	2,205
1,390	Series 2000-2, Rev., VAR, GTD AGMT, 6.00%, 12/01/10	1,440
2,835	Series 2000-3, Rev., VAR, GTD AGMT, 6.00%, 12/01/10	2,938
1,295	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Grand Reserve Apartments of Texas, Series 8, Rev., VAR, GTD AGMT, 5.95%, 12/01/12	1,352
2,390	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Lakewood Jefferson County, Series 6, Rev., GTD AGMT, 5.75%, 12/01/11	2,474
1,935	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Manzano Mesa Apartments, Series 2, Rev., VAR, 5.95%, 12/01/11	2,018
1,465	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Stonecrest-Dekalb County, Series 8, Rev., GTD AGMT, 5.90%, 12/01/11	1,526
2,540	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Town Center Villas, Series 12, Rev., GTD AGMT, 5.80%, 12/01/11	2,633
1,620	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Valencia Apartments of Bernalilo, Series 2, Rev., GTD AGMT, 5.85%, 06/01/11	1,683
2,550	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Western Groves Apartments of Arizona, Series 4, Rev., VAR, GTD AGMT, 5.80%, 12/01/11	2,641

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,900	Multi-Family Housing Revenue, Bond Pass-Through Certificates, Woodward Gables, Series 16, Rev., GTD AGMT, 5.60%, 12/01/11	1,954

		22,864

	Pennsylvania — 1.8%
2,000	Allegheny County Residential Finance Authority, Single-Family Mortgage, Series TT, Rev., GNMA/FNMA, 5.75%, 05/01/16	2,108
1,235	Allegheny County Redevelopment Authority, Waterfront Project, Tax Allocation, Series A, 5.00%, 12/15/11	1,280
1,700	City of Philadelphia, Series A, GO, XLCA, 5.00%, 02/15/12	1,776
	Commonwealth of Pennsylvania,
5,000	First Series, GO, 5.00%, 10/01/12	5,271
5,000	First Series, GO, MBIA, 5.00%, 01/01/13 (p)	5,268
6,925	Harrisburg Authority, Series D-2, Rev., VAR, FSA, 5.00%, 12/01/33	7,314
800	Pennsylvania Housing Finance Agency, Single-Family Mortgage, Series 64, Rev., AMT, Zero Coupon, 10/01/08	757
2,500	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Health Services, Series A, Rev., MBIA, 5.70%, 11/15/11	2,668
310	Philadelphia Authority for Industrial Development, Senior Living Arbor House Project, Series E, Rev., 4.70%, 07/01/13	307
265	Philadelphia Authority for Industrial Development, Senior Living Rieder House Project, Series A, Rev., 4.70%, 07/01/13	262
250	Philadelphia Authority for Industrial Development, Senior Living Saligman House Project, Series C, Rev., 4.70%, 07/01/13	248

		27,259

	Puerto Rico — 0.5%
	Children’s Trust Fund, Tobacco Settlement
2,915	Rev., 5.75%, 07/01/09 (f) (p) (u)	3,043
4,000	Rev., 5.75%, 07/01/10 (f) (p) (u)	4,240

		7,283

	South Carolina — 1.3%
3,500	Charleston Educational Excellence Finance Corp., Charleston County School District, Rev., 5.25%, 12/01/15	3,714
2,560	City of Columbia, Tourism, COP, AMBAC, 5.25%, 06/01/13	2,712
1,050	Laurens County School District No. 55, Rev., 5.25%, 12/01/15	1,105
	Lexington County, Health Services District Hospital,
925	Rev., 6.00%, 05/01/11	983
2,790	Rev., 6.00%, 05/01/14	3,058
4,125	Medical University Hospital Authority, Series A, Rev., FHA, MBIA, 5.25%, 08/15/14	4,368
3,735	South Carolina Jobs EDA, Republic Services, Inc. Project Rev., CIFG, 5.00%, 05/01/16	3,939
190	South Carolina Resource Authority, Local Government, Series A, Rev., 7.25%, 07/06/07	191

		20,070

	South Dakota — 0.1%
	South Dakota Housing Development Authority, Home Ownership Mortgage,
700	Series D, Rev., 4.80%, 05/01/11	717
880	Series D, Rev., 4.90%, 11/01/11	906

		1,623

	Tennessee — 3.0%
620	Bristol Industrial Development Board, Multi-Family Housing, Shelby Heights Apartments Project, Rev., 6.10%, 07/06/07	627
5,350	City of Memphis Electric System, Sub Series A, Rev., MBIA, 5.00%, 12/01/13	5,648
3,000	Johnson City Health & Educational Facilities Board, 1st Mortgage, Series A, Rev., MBIA, 6.00%, 07/01/10	3,186
3,425	Knox County, Health Educational & Housing Facilities Board, Multi-Family Housing, Eastowne Village Project, Rev., VAR, LIQ: FNMA, 4.90%, 06/01/31	3,531
5,795	Shelby County Health Educational & Housing Facilities Board, Baptist Memorial Healthcare, Series A, Rev., VAR, 5.00%, 09/01/20	5,872
2,000	State of Tennessee, Series A, GO, FGIC, 5.25%, 02/01/09	2,048
	Tennessee Energy Acquisition Corp.,
3,000	Series A, Rev., 5.00%, 09/01/09	3,067
10,000	Series A, Rev., 5.25%, 09/01/21	10,837
	Tennessee Housing Development Agency, Home Ownership Program,
7,500	Series 2006-2, Rev., AMT, 5.75%, 01/01/16	7,942
2,500	Series 2007-1 Rev., AMT, 5.50%, 01/01/17	2,645
1,750	Tennessee Housing Development Agency, Single-Family Housing, Homeownership Program 3, Series 3, Rev., AMT, 5.30%, 01/01/09	1,793

		47,196

	Texas — 9.0%
	Arlington Housing Finance Corp., Single-Family Mortgage,
970	Rev., VAR, GNMA/FNMA, 6.40%, 05/01/12	978
440	Rev., VAR, 6.40%, 06/01/27	444
890	Rev., VAR, 6.40%, 06/01/34	898
4,987	Central Texas Housing Finance Corp., Mortgage-Backed Securities Program, Single-Family Mortgage, Series A-2, Rev., VAR, AMT, GNMA/FNMA, 4.70%, 08/01/16 (w)	5,219
3,000	City of Austin, Airport System, Prior Lien, Rev., MBIA, 5.25%, 11/15/13	3,196
6,000	City of Austin, Electric, Series A, Rev., AMBAC, 5.00%, 11/15/13	6,357
4,465	City of Dallas, GO, 5.00%, 02/15/14	4,685
3,000	City of San Antonio, Hotel Occupancy, Sub Lien, Series B, Rev., VAR, AMBAC, 5.00%, 08/15/34	3,043

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.00%, 12/01/16	4,263
	Dallas-Fort Worth International Airport Facilities Improvement Corp,
6,000	Series A, Rev., FSA, 5.50%, 11/01/13	6,435
3,000	Series A, Rev., XLCA, 5.00%, 11/01/09	3,064
4,000	El Paso Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/08	3,064
110	Galveston Property Finance Authority, Single-Family Mortgage, Series A, Rev., 8.50%, 07/06/07	108
3,000	Grapevine-Colleyville, Independent School District, GO, PSF-GTD, 8.25%, 06/15/08	3,134
5,840	Harris County Flood Control District, Series A, GO, 5.25%, 10/01/14	6,277
1,470	Harris County Health Facilities Development Corp., Memorial Hermann Healthcare System, Series A, Rev., 5.25%, 12/01/13	1,556
4,885	Harris County, Hospital District, Rev., MBIA, 5.75%, 08/15/10	5,148
8,295	Harris County, Houston Sports Authority, Capital Appreciation, Junior Lien, Series B, Rev., MBIA, Zero Coupon, 11/15/08	6,094
2,525	Harris County, Tax & Sub Lien, Series B, Rev., VAR, FSA, 5.00%, 08/15/32	2,646
640	Houston Housing Finance Corp., Sterlingshire Apartments, Series A-2, Rev, 4.25%, 11/01/12	621
5,000	Houston Independent School District, Series A, GO, PSF-GTD, 5.25%, 02/15/15	5,397
	Keller Independent School District, Capital Appreciation,
1,880	GO, PSF-GTD, Zero Coupon, 08/15/09	1,726
1,750	GO, PSF-GTD, Zero Coupon, 08/15/10	1,541
	Little Elm Independent School District, Capital Appreciation,
3,560	GO, PFS-GTD, Zero Coupon, 08/15/12	843
1,930	GO, PSF-GTD, Zero Coupon, 08/15/12	503
3,000	Lower Colorado River Authority, LCRA Transmission Service, Rev., FSA, 5.25%, 05/15/12	3,160
3,500	Nortex Single-Family Housing Finance Corp., Mortgage-Backed Securities, Class A, Rev., GNMA/FNMA/FHLMC, 5.50%, 01/01/16	3,711
3,000	North Central Texas Health Facility Development Corp., Baylor Health Care System, Rev., 5.00%, 05/15/08	3,066
	Northside Independent School District, School Building,
8,000	Series A, GO, VAR, PSF-GTD, 3.78%, 06/01/37	7,988
2,000	Series C, GO, VAR, PSF-GTD, 4.10%, 12/01/07	2,004
1,500	Pasadena Independent School District, School Building, GO, PSF-GTD, 5.00%, 02/15/14	1,589
4,000	State of Texas, RIB, Series B1 & B2, GO, VAR, 8.50%, 09/30/11	4,695
2,310	Texas Department of Housing & Community Affairs, Series D, Rev., AMT, 4.40%, 03/01/16	2,309
8,540	Texas Public Finance Authority, Building & Procurement Projects, Series A, Rev., AMBAC, 5.00%, 02/01/14	9,049
2,996	Texas State Affordable Housing Corporation, Single-Family Mortgage, Series C, Rev., GNMA/FNMA/FHLMC, 5.30%, 10/01/16	3,117
5,928	Texas State Affordable Housing Corp., Professional Educators Home, Single-Family Mortgage, Series A, Rev., VAR, GNMA/FNMA/FHLMC, 5.35%, 09/01/15	6,186
235	Texas State Affordable Housing Corp., Single-Family Mortgage, Series 2002-1, Rev., VAR, GNMA/FNMA, 7.10%, 03/01/12	238
1,425	Texas State Affordable Housing Corp., Single-Family Mortgage, Teachers Home Loan Program, Rev., VAR, GNMA/FNMA COLL, 6.20%, 09/01/12	1,448
5,000	Texas State Transportation Commission, First Tier, Series A, Rev., 5.00%, 04/01/16	5,340
4,979	Travis County Housing Finance Corp., Single-Family Mortgage, Series A, Rev., VAR, AMT, GNMA/FNMA, 4.70%, 03/01/16	5,196
1,945	Tyler Health Facilities Development Corp., East Texas Medical Center, Series D, Rev., VAR, FSA, 5.38%, 02/16/09	2,019
1,000	West Central Regional Housing Finance Corp., Mortgage-Backed Securities Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.35%, 02/01/17	1,038

		139,393

	Utah — 0.8%
5,000	State of Utah, Series A, GO, 5.00%, 07/01/12	5,270
1,950	Utah County, Marathon Oil Project, Rev., 5.05%, 11/01/11	2,042
625	Utah Housing Corp., Single-Family Mortgage, Series G, Class I, Rev., 3.10%, 07/01/08	620
3,245	Utah State Board Of Regents, Student Fee and Housing System, Rev., MBIA, 5.25%, 04/01/23	3,584
	Utah State Housing Finance Agency, Single-Family Mortgage,
575	Series D-2, Rev., FHA/VA MTGS, 5.35%, 01/01/08	585
55	Series F, Class II, Rev., 6.30%, 07/01/09	56

		12,157

	Virginia — 1.3%
2,425	Chesapeake Hospital Authority, Series A, Rev., 5.00%, 07/01/08	2,450
	Suffolk Redevelopment & Housing Authority, Multi-Family Housing, Oxford Apartments Project,
3,690	Rev., 6.10%, 04/01/08 (i)	3,731
3,500	Rev., 6.25%, 10/01/08 (i)	3,540
3,250	Tobacco Settlement Financing Corp., Asset-Backed Securities, Rev., 5.63%, 06/01/15 (p)	3,595

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,000	Virginia Port Authority, Facility Revenue Bonds Rev., FSA, 5.00%, 07/01/16	2,124
5,015	Virginia Public Building Authority, Series B, 5.00%, 08/01/08	5,087

		20,527

	Washington — 3.1%
2,000	Chelan Public Utilities District No. 1, Chelan Hydro, Series D, Rev., MBIA, 6.35%, 07/06/07	2,044
5,000	City of Seattle, Light & Power, Rev., FSA, 5.00%, 08/01/14	5,292
3,000	Energy Northwest Electric, Project No.1, Series A, Rev., FSA, 5.50%, 07/01/11	3,204
10,675	Energy Northwest Electric, Project No.3, Series B, Rev., MBIA, 5.50%, 07/01/20	11,128
	Grant County Public Utility District No. 2, Priest Rapids,
2,530	Series A, Rev., FGIC, 5.00%, 01/01/16	2,682
1,960	Series B, Rev., AMT, FGIC, 5.25%, 01/01/15	2,059
1,700	Quinault Indian Nation, Quinault Beach, Series A, Rev., ACA, 5.85%, 07/06/07	1,702
5,000	State of Washington, Various Purpose, Series A, GO, VAR, AMBAC, 5.00%, 01/01/16	5,353
2,315	Washington Housing Finance Commission, Mortgage-Backed Securities Program, Rev., GNMA COLL, 7.00%, 01/01/11	2,503
2,500	Washington Public Power Supply System, Rev., VAR, FSA, 7.24%, 07/01/11	2,823
1,720	Washington Public Power Supply System, Nuclear Project No. 1, Series B, Rev., MBIA, 5.13%, 07/01/07 (p)	1,756
	Washington Public Power Supply System, Nuclear Project No. 2,
2,500	Series A, Rev., 5.00%, 07/01/08	2,577
4,500	Series A, Rev., 6.30%, 07/01/12	4,986

		48,109

	West Virginia — 0.3%
5,000	State of West Virginia, State Road, GO, FSA, 5.50%, 06/01/11	5,305

	Wisconsin — 1.3%
2,290	Badger Tobacco Asset Securitization Corp., Asset-Backed, Rev., 6.00%, 06/01/12	2,474
5,000	City of Kenosha, Capital Appreciation, Series D, GO, AMBAC, Zero Coupon, 09/01/15	3,547
	State of Wisconsin,
5,000	GO, 4.78%, 05/01/29 (i)	5,033
8,610	Series A, GO, FGIC, 5.00%, 05/01/12	9,042
445	Wisconsin Housing EDA, Home Ownership, Series E, AMT, Rev., 5.75%, 07/01/10	448

		20,544

	Total Municipal Bonds (Cost $1,527,372)	1,526,118

Shares

	Investment Companies — 1.2%
436	BlackRock Investment Quality Municipal Fund	7,230
776	Nuveen Premium Income Municipal Fund	11,040

	Total Investment Companies (Cost $17,186)	18,270

	Total Long-Term Investments (Cost $1,544,558)	1,544,388

	Short-Term Investment — 3.2%
	Investment Company — 3.2%
50,208	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $50,208)	50,208

	Total Investments — 102.4% (Cost $1,594,766)	1,594,596
	Liabilities in Excess of Other Assets — (2.4)%	(37,419)

	NET ASSETS — 100.0%	$1,557,177

JPMorgan Municipal Income Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(f)	Fair Valued Investment. The following are approximately the market value and percentage of the investments based on net assets that are fair valued (amounts in thousands)
	MARKET VALUE	PERCENTAGE

	$43,440	2.8%
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.

(u)

Security represents underlying bonds transferred to a separate trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in financing transactions.

(w)	When-Issued Security.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CIFG	CDC Ixis Financial Guarantee
CNTY GTD	County Guaranteed
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
DRIVER	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF UNIV	General Obligation of University
GTD	Guaranteed
GTD AGMT	Guaranteed Agreement
GTD STD LNS	Guaranteed Student Loans
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
IMI	Investors Mortgage Insurance Company
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MGIC	Mortgage Guaranty Insurance Corporation
MTGS	Mortgages
PCR	Pollution Control Revenue
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
RIB	Residual Interest Bond
SO	Special Obligation
Sub.	Subordinated
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,235
Aggregate gross unrealized depreciation	(14,405)

Net unrealized appreciation/depreciation	$(170)

Federal income tax cost of investments	$1,594,766

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 9.5%(n)
	District of Columbia — 0.0% (g)
1,500	Metropolitan Washington Airports Authority, LOC: Bank of America, 3.70%, 08/08/07	1,500

	Florida — 3.1%
25,718	Miami Dade Airport, AMT, LOC: BNP Paribas/Dexia Credit Local, 3.55%, 06/01/07	25,718
	Miami-Dade County,
25,064	LOC: BNP Paribas/Dexia Credit Local, 3.57%, 06/01/07	25,064
48,001	LOC: BNP Paribas/Dexia Credit Local, 3.60%, 06/01/07	48,001
25,255	Sunshine State Municipal, LIQ: Depfa Bank plc, 3.83%, 07/18/07	25,255

		124,038

	Indiana — 0.8%
34,000	Indiana Development Finance Authority, LOC: Landes Bank Hessen-Thueringen, 3.81%, 08/02/07	34,000

	Michigan — 1.5%
21,000	Detroit Sewer Disposal, Second Lien, Series E, Rev., VAR, FGIC, LIQ: Depfa Bank plc, 3.78%, 07/12/07	21,000
3,000	Michigan State Housing Development Authority, 3.70%, 06/04/07	3,000
	State of Michigan,
6,600	LOC: Landes Bank Hessen-Thueringen, 3.70%, 06/06/07	6,600
20,145	LOC: State Street Bank & Trust Co./Bank of New York, 3.70%, 06/28/07	20,145
7,900	LOC: Landes Bank Hessen-Thueringen, 3.83%, 07/09/07	7,900

		58,645

	Minnesota — 1.4%
25,500	Rochester, Minnesota Health Care Facilities (Mayo Clinic), Series D, LIQ: Wells Fargo Bank N.A., 3.78%, 08/01/07	25,500
30,500	University of Minnesota, 3.62%, 06/06/07	30,500

		56,000

	Nevada — 0.8%
20,000	Clark County, 3.93%, 06/12/07	20,000
12,000	Las Vegas Valley Water District, LIQ: BNP Paribas/Lloyd TSB Bank Plc, 3.60%, 07/02/07	12,000

		32,000

	Ohio — 1.0%
	Cuyahoga County,
10,000	LIQ: Bank of America, 3.64%, 07/11/07	10,000
11,000	LIQ: Bank of America, 3.64%, 09/05/07	11,000
5,000	LIQ: Bank of America, 3.78%, 07/06/07	5,000
15,500	Ohio State University, 3.62%, 06/04/07	15,500

		41,500

	Utah — 0.2%
7,700	Intermountain Power Agency, 3.70%, 07/11/07	7,700

	Washington — 0.7%
	Metropolitan Washington Airports Authority,
20,000	3.68%, 07/09/07	20,000
8,000	3.80%, 08/15/07	8,000

		28,000

	Total Commercial Paper (Cost $383,383)	383,383

	Daily Demand Notes — 14.5%
	Alabama — 0.1%
4,600	Decatur IDB, Amoco Chemical Company Project, Rev., VAR, 3.94%, 06/01/07	4,600

	Alaska — 1.4%
56,440	Alaska Industrial Development & Export Authority, Series B, Rev., VAR, AMBAC, GO, 3.90%, 06/01/07	56,440

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	California — 0.0% (g)
600	Regional Airports Improvement Corp., Los Angeles International Airport, Rev., VAR, LOC: Societe Generale, 3.87%, 06/01/07	600

	Florida — 0.3%
11,045	Sunshine State Governmental Financing Commission, Rev., VAR, AMBAC, 3.90%, 06/01/07	11,045

	Illinois — 0.6%
7,300	County of Will, BP AMOCO Chemical Company Project, Rev., VAR, 3.94%, 06/01/07	7,300
15,800	County of Will, ExxonMobile Project, Rev., VAR, 3.96%, 06/01/07	15,800

		23,100

	Indiana — 0.1%
5,125	City of Whiting, Industrial Sewer & Solid Waste Disposal, AMOCO Oil Company Project, Rev., VAR, 3.94%, 06/01/07	5,125

	Kentucky — 2.6%
	Louisville & Jefferson County, Regional Airport Authority, UPS Worldwide Forwarding,
62,100	Series A, Rev., VAR, AMT, 3.90%, 06/01/07	62,100
21,300	Series C, Rev., VAR, 3.92%, 06/01/07	21,300
21,100	Louisville Regional Airport Authority, OH LLC Project, Series A, Rev., VAR, 3.85%, 06/01/07	21,100

		104,500

	Louisiana — 1.8%
23,400	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, AMT, 3.97%, 06/01/07	23,400
32,600	Plaquemines Parish Environmental Paper, Exploration & Oil, Rev., VAR, AMT, 3.94%, 06/01/07	32,600
15,500	St. Bernard Parish, Exempt Facilities, Mobile Oil, Rev., VAR, 3.96%, 06/01/07	15,500

		71,500

	Michigan — 3.3%
	Michigan State Hospital Finance Authority, Trinity Health Credit,
2,185	Series G, Rev., VAR, CIFG, 3.89%, 06/01/07	2,185
245	Series H, Rev., VAR, CIFG, LIQ: Bank of Nova Scotia, 3.90%, 06/01/07	245
	Michigan State Housing Development Authority,
65,795	Series A, Rev., VAR, AMT, FSA, 3.86%, 06/01/07	65,795
45,580	Series C, Rev., VAR, AMT, FSA, 3.86%, 06/01/07	45,580
1,775	Michigan Strategic Fund, Henry Ford Museum Project, Rev., VAR, LOC: Comerica Bank, 3.89%, 06/01/07	1,775
	Municipal Securities Trust Certificates,
2,100	Series 2001-166, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07	2,100
8,710	Series 2006-277, Class A, Rev., VAR, FGIC, LIQ: Bear Stearns Capital Markets, 3.90%, 06/01/07	8,710
4,280	University of Michigan, Hospital Project, Series A, Rev., VAR, 3.95%, 06/01/07	4,280

		130,670

	Nevada — 0.1%
5,450	Clark County, Nevada Cogeneration Association, Series 2, Rev., VAR, LOC: ABN Amro Bank N.V., 3.94%, 06/01/07	5,450

	Ohio — 1.3%
9,180	Ohio State Water Development Authority, Ohio Edison Company Project, Series 1998-BP, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.94%, 06/01/07	9,180
1,810	State of Ohio, BP Chemical, Inc. Project, Rev., VAR, AMT, 3.94%, 06/01/07	1,810
7,125	State of Ohio, BP Exploration & Oil Project, Rev., VAR, AMT, 3.94%, 06/01/07	7,125
4,870	State of Ohio, Higher Education Facilities, Case Western Reserve, Series A, Rev., VAR, 3.93%, 06/01/07	4,870
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
17,735	Rev., VAR, AMT, 3.94%, 06/01/07	17,735
	State of Ohio, Solid Waste, BP Products North America,
680	Rev., VAR, AMT, 3.94%, 06/01/07	680
3,830	Rev., VAR, AMT, GTY: BP North America, 3.94%, 06/01/07	3,830
4,900	University of Toledo, Rev., VAR, FGIC, 3.90%, 06/01/07	4,900

		50,130

	Oregon — 0.2%
8,700	Port of Portland, Horizon Air Insurance Inc. Project, Rev., VAR, SO, LOC: Bank of America N.A., 3.87%, 06/01/07	8,700

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Texas — 2.3%
8,000	Brazos River Harbor Navigation District, Merey Sweeny LP Project, Series A, Rev., VAR, LOC: Bank of America N.A., 3.95%, 06/01/07	8,000
20,000	Gulf Coast IDA, Citgo Petroleum Corp., Project, Rev., VAR, LOC: Royal Bank of Scotland, 3.94%, 06/01/07	20,000
7,900	Gulf Coast Waste Disposal Authority, ExxonMobile Project, Series A, Rev., VAR, 3.96%, 06/01/07	7,900
9,850	Gulf Coast Waste Disposal Authority, AMOCO Chemical Project, Series B, Rev., VAR, 3.94%, 06/01/07	9,850
15,430	Gulf Coast Waste Disposal Authority, BP Products North America Project, Rev., VAR, 3.94%, 06/01/07	15,430
25,000	Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project, Series B, Rev., VAR, 3.96%, 06/01/07	25,000
6,350	West Side Calhoun County Naval District, BP Chemicals Inc., Project, Rev., VAR, 3.94%, 06/01/07	6,350

		92,530

	Virginia — 0.4%
	King George County IDA, Birchwood Power Partners,
10,400	Series A, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 4.03%, 06/01/07	10,400
6,200	Series B, Rev., VAR, AMT, LOC: Bank of Nova Scotia, 4.03%, 06/01/07	6,200

		16,600

	Total Daily Demand Notes (Cost $580,990 )	580,990

	Municipal Bonds — 8.7%
	California — 0.6%
11,000	City of Oakland, TRAN. 4.50%, 07/17/07	11,011
13,000	County of Los Angeles, Metropolitan Transit Authority, Series A, TRAN, Rev., 4.50%, 06/29/07	13,010

		24,021

	Colorado — 2.2%
15,000	Colorado Housing & Finance Authority, Single Family, Series CL1-B-5, Rev., AMT, 3.85%, 06/01/07	15,000
65,000	Colorado State Education Loan Program, Series A, Rev., TRAN, 4.50%, 08/03/07	65,076
8,730	Summit County School District No. 1, GO, TAN, 4.50%, 06/29/07	8,736

		88,812

	Idaho — 0.1%
5,000	State of Idaho, GO, TAN, 4.50%, 06/29/07	5,003

	Indiana — 0.5%
19,000	Indiana Health Facility Financing Authority, Ascension, Series A2, Rev., VAR, 3.62%, 11/15/36	19,000

	Iowa — 0.2%
7,000	Iowa State School Cash Anticipation Program, Series A, FSA, 4.50%, 06/28/07	7,004

	Maine — 0.1%
5,000	Maine State Housing Authority, Series F, Rev., VAR, AMT, 3.65%, 11/15/31	5,000

	Michigan — 0.6%
25,000	State of Michigan, Series A, GO, LOC: Depfa Bank plc, 4.25%, 09/28/07	25,059

	Minnesota — 0.1%
5,000	Minnesota Housing Finance Agency, Residential, Series R, Rev., VAR, AMT, 3.58%, 07/01/38	5,000

	New Mexico — 0.2%
9,000	State of New Mexico, Rev., TRAN, 4.50%, 06/29/07	9,005

	North Carolina — 0.3%
11,000	North Carolina Housing Finance Agency, Series 22-C, Rev., VAR, AMT, 3.65%, 07/01/38	11,000

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Ohio — 0.9%
4,250	Bowling Green City School District, GO, BAN, 4.25%, 06/19/07	4,251
2,313	City of Lakewood, Series A, GO, BAN, 4.50%, 06/14/07	2,314
9,000	Hamilton City School District, School Improvement, GO, BAN, 4.25%, 06/06/07	9,001
	University of Cincinnati,
7,000	Series C, Rev., BAN, 4.50%, 01/24/08	7,038
13,010	Series D, Rev., BAN, 3.73%, 06/04/07	13,010

		35,614

	Other — 0.8%
	Federal Home Loan Mortgage Corp., Multi-Family,VRD Certificates,
10,768	Series 2003-M001, Class A, VAR, AMT, GTY: FHLMC, 3.86%, 06/06/07	10,768
11,482	Series 2003-M002, Class A, VAR, AMT, 3.86%, 06/06/07	11,482
10,671	Series M008, Class A, VAR, AMT, 3.86%, 06/06/07	10,671

		32,921

	Pennsylvania — 0.4%
8,000	City of Philadelphia, GO, TRAN, 4.50%, 06/29/07	8,004
9,000	Philadelphia School District, Series A, GO, TRAN, LOC: Bank of America N.A., 4.50%, 06/29/07	9,005

		17,009

	Texas — 1.6%
50,000	State of Texas, TRAN, 4.50%, 08/31/07	50,114
14,505	State of Texas, College Student Loan, GO, VAR, 3.73%, 08/01/07	14,505

		64,619

	Wisconsin — 0.1%
5,000	Waukesha School District, GO, TRAN, 4.50%, 08/22/07	5,010

	Total Municipal Bonds (cost $354,077)	354,077

	Weekly Demand Notes — 67.9%
	Alabama — 0.2%
7,130	Alabama Housing Finance Authority, Multi-Family Housing, Series F17J, Class D, Rev., VAR, AMT, LIQ: Lehman Brothers Special Financing, 3.94%, 06/06/07	7,130

	Arizona — 1.2%
13,995	Maricopa County IDA, Series 116, Rev., VAR, LIQ: Bank of America N.A., 3.86%, 06/07/07	13,995
31,475	Phoenix Civic Improvement Corp., Series 1122, Rev., VAR, MBIA, LIQ: Morgan Stanley Municipal Funding, 3.82%, 07/01/29	31,475

		45,470

	Arkansas — 0.1%
2,810	Arkansas Development Finance Authority, Semco Inc., Project, Rev., VAR, AMT, LOC: Bank of America N.A., 3.86%, 06/07/07	2,810

	California — 0.3%
2,986	Goldman Sachs Pool Trust, Series 34TP, Rev., VAR, LIQ: Goldman Sachs Special Situation 3.86%, 06/07/07	2,986
2,100	Golden State Tobacco Securitization Corp., Series 8Z, Rev., VAR, AMBAC, LIQ: Special Situations Investing 3.82%, 06/07/07	2,100
7,000	Municipal Securities Trust Certificates, Series 3001, Class A, GO, VAR, MBIA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	7,000

		12,086

	Colorado — 4.3%
	E-470 Public Highway Authority, TOCS,
25,060	Series PZ-201, Rev., VAR, MBIA, 3.83%, 06/01/07	25,060
7,697	Series Z-9, Rev., VAR, MBIA, LIQ: Goldman Sachs, 3.82%, 06/07/07	7,697
6,230	Series Z-13, Rev., VAR, MBIA, LIQ: Goldman Sachs, 3.82%, 06/07/07	6,230
6,750	Adams County Housing Authority, Multi-Family Housing, Semper Village Apartments Project, Series A, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	6,750
4,840	City of Erie, Finance Corp., COP, VAR, LOC: Keybank N.A., 3.82%, 06/06/07	4,840
13,250	Colorado Housing & Finance Authority, Multi-Family Greentree Village Apartments, Rev., VAR, LOC: U.S. Bank N.A., 3.83%, 06/07/07	13,250
	Colorado Housing & Finance Authority, Single Family Mortgage,
23,200	Series A2, Rev., VAR, AMT, 3.85%, 06/06/07	23,200

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Series A3, Rev., VAR, AMT, 3.85%, 06/06/07	10,000
10,200	Crystal Valley Metropolitan District No. 1, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	10,200
	Denver City & County Airport,
22,300	Series A, Rev., VAR, AMT, CIFG, 3.86%, 06/06/07	22,300
8,300	Series B, Rev., VAR, AMT, CIFG, 3.84%, 06/06/07	8,300
9,100	Series C, Rev., VAR, AMT, LOC: Societe Generale, 3.81%, 06/06/07	9,100
10,730	Denver City & County, Merlots, Series A-61, Rev., VAR, FGIC, 3.88%, 06/06/07	10,730
3,500	Harvest JCT Metropolitan District, GO, VAR, LOC: U.S. Bank N.A., 3.77%, 06/07/07	3,500
5,845	Mesa County, Goodwill Industries Colorado Springs, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	5,845
5,690	Westminster Economic Development Authority, Mandalay Gardens Urban, Tax & Allocation Bonds, VAR, LOC: Depfa Bank plc, 3.80%, 06/07/07	5,690

		172,692

	Delaware — 2.0%
	Goldman Sachs Pool Trust,
45,172	Series 19TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.89%, 06/07/07	45,171
19,784	Series 24TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.86%, 06/07/07	19,784
6,651	Series 35TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.89%, 06/07/07	6,651
3,697	Series 56TP, Rev., VAR, LIQ: Goldman Sachs Special Situations, 3.86%, 06/07/07	3,697
5,600	New Castle County, Fairfield English Village Project, Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.82%, 06/07/07	5,600

		80,903

	District of Columbia — 0.2%
8,830	Metropolitan Washington D.C. Airport Authority, Series 2006-148, Rev., VAR, AMT, STARS, MBIA, LIQ: BNP Paribas, 3.84%, 06/04/07	8,830

	Florida — 5.1%
11,995	City of Palm Coast, Series 2007-004, Rev., VAR, STARS, MBIA, LIQ: BNP Paribas, 3.83%, 06/04/07	11,995
34,616	Clipper Tax-Exempt Certificate Trust, Series 2005-40, Rev., VAR, AMT, 3.84%, 06/07/07	34,616
17,800	Collier County IDA, Allete, Inc., Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.83%, 06/07/07	17,800
25,000	Enhanced Return Puttable Floating Option, Series EC-1034, COP, VAR, FGIC, 3.85%, 06/07/07	25,000
14,435	Florida Gas Utility, Gas Supply Project No. 2-A-4, Rev., VAR, 3.76%, 06/07/07	14,435
7,115	Florida Housing Finance Agency, Multi-Family Housing, Series PT-3766, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.89%, 06/04/07	7,115
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	8,000
	Miami-Dade County,
4,100	Series 1415, Rev., VAR, CIFG, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	4,100
5,975	Series MT-345, Rev., VAR, FGIC, LIQ: Svenska Handelsbanken, 3.84%, 06/04/07	5,975
9,300	Miami-Dade County Health Facilities Authority, Series PT-721, Rev., VAR, AMBAC, 3.82%, 06/04/07	9,300
6,075	Miami-Dade County IDA, Lawson Industries Inc., Project, Rev., VAR, LOC: Bank of America N.A., 3.86%, 06/07/07	6,075
4,755	Palm Beach County Housing Development Corp., Caribbean Villas, Rev., VAR, AMT, FNMA COLL, LIQ: FNMA, 3.82%, 06/07/07	4,755
5,500	Palm Beach County, Zoological Society, Inc., Project, Rev., VAR, AMT, LOC: Northern Trust Co., 3.78%, 06/07/07	5,500
11,270	Sumter County IDA, Amern Cement Co., Project, Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	11,270
27,635	Tampa Bay Water Utility System, Series PT-3505, Rev., VAR, FGIC, LIQ: Dexia Credit Local, 3.82%, 06/04/07	27,635
11,800	UBS Municipal Certificates, Various States, Series 07-1014, Rev., VAR, XLCA, 3.84%, 06/07/07	11,800

		205,371

	Georgia — 1.0%
14,620	Cobb County Housing Authority, Multi-Family Housing, Series PT-3864, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.89%, 06/07/07	14,620
20,790	De Kalb County Housing Authority, Multi-Family, Series PT-2172, Rev., VAR, 3.87%, 06/05/07	20,790
6,600	Lehman Municipal Trust Receipts, Atlanta Georgia Apartments, Series S, Rev., VAR, FGIC, LIQ: Lehman Liquidity Co., 3.89%, 06/07/07	6,600

		42,010

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Hawaii — 0.5%
8,000	Enhanced Return Puttable Floating Option, Series EC-1016, GO, VAR, AMBAC, LIQ: Merrill Lynch Capital Services, 3.85%, 06/04/07	8,000
13,660	Hawaii State Department of Budget & Finance, Series ROCS-RR-II-R-878, Rev., VAR, FGIC, LIQ: Citibank N.A., 3.85%, 06/07/07	13,660

		21,660

	Idaho — 0.2%
8,430	Idaho Housing & Finance Association, Series ROCS-R-II-R-907CE, Rev., VAR, LIQ: Citibank N.A., 3.89%, 06/07/07	8,430

	Illinois — 3.0%
7,400	City of Aurora, Single Family Mortgage, Merlots, Series E-04, Rev., VAR, GNMA/FNMA/FHLMC, 3.88%, 06/06/07	7,400
23,780	Chicago Board of Education, Series PT-2931, GO, VAR, AMBAC, LIQ: Dexia Credit Local, 3.82%, 06/07/07	23,780
7,460	Chicago Board of Education, Merlots, Series A47, GO, VAR, FGIC, 3.83%, 06/06/07	7,460
	Chicago O’Hare International Airport, Merlots,
5,560	Series A85, Rev., VAR, AMBAC, 3.88%, 06/06/07	5,560
10,000	Series B06, Rev., VAR, AMT, AMBAC, 3.88%, 06/06/07	10,000
2,871	Chicago O’Hare International Airport, Second Lien, Series B, Rev., VAR, AMT, LOC: Societe Generale, 3.78%, 06/06/07	2,871
5,000	City of Carol Stream, Multi-Family Housing, Charles Square, Rev., VAR, FNMA COLL, 3.89%, 06/06/07	5,000
9,040	Illinois Educational Facilities Authority, Merlots, Series U, Rev., VAR, AMBAC, LIQ: Wachovia Bank N.A., 3.83%, 06/06/07	9,040
14,110	Illinois Finance Authority, Merlots, Series D06, Rev., VAR, 3.85%, 06/06/07	14,110
10,000	Illinois Finance Authority, Hickory Hills LLC, Series 700, Rev., VAR, LOC: Bank of America N.A., 3.89%, 06/07/07	10,000
7,285	Illinois Housing Development Authority, Housing Pheasant Ridge/Hunter, Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.85%, 06/07/07	7,285
6,610	Metropolitan Pier & Exposition Authority, Series PZ-44, Rev., VAR, MBIA, FSA, 3.83%, 06/06/07	6,610
9,935	State of Illinois, Merlots, Series B05, GO, VAR, MBIA, 3.83%, 06/06/07	9,935
2,330	Will & Kankakee County Regional Development Authority, JRS Realty Association LLC Project, Series A, Rev., VAR, LOC: PNC Bank N.A., 3.88%, 06/07/07	2,330

		121,381

	Indiana — 2.2%
6,500	City of Hammond Sewer, Cargill, Inc. Project, Rev., VAR, 3.83%, 06/06/07	6,500
1,700	City of Indianapolis EDR, Roth Companies, Inc. Project, Series 1999, Rev., VAR, AMT, LOC: Comerica Bank, 4.05%, 06/06/07	1,700
25,000	Indiana Health Facility Financing Authority, Ascension, Rev., VAR, 3.70%, 06/07/07	25,000
10,000	Indiana Housing & Community Development Authority, Series A-2, Rev., VAR, GNMA/FNMA COLL, 3.82%, 06/07/07	10,000
3,395	Indiana State Finance Authority, Series 111, Rev., VAR, AMBAC, LIQ: Bank of America N.A., 3.84%, 06/07/07	3,395
3,810	Indianapolis Local Public Improvement Bond Bank, Water Works Project, Series H, Rev., VAR, AMT, MBIA, 3.76%, 06/07/07	3,810
8,155	Indianapolis Local Public Improvement Bond Bank, Series Z-7, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situations, 3.82%, 06/07/07	8,155
19,965	Municipal Securities Trust Certificates, Series 1997-19, Class A, Rev., VAR, LIQ: Bear Stearns Capital Markets, 3.80%, 06/07/07 (e)	19,965
9,495	Vanderburgh County, Multi-Family Housing, Arbors Apartment Project, Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.85%, 06/07/07	9,495

		88,020

	Iowa — 0.6%
6,455	Iowa Finance Authority, Diocese of Sioux City Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	6,455
15,760	Iowa Finance Authority, Private School Facilities, Regis Schools, Rev., VAR, LOC: Allied Irish Bank plc, 3.83%, 06/07/07	15,760

		22,215

	Kansas — 0.6%
4,310	City of Independence, Limited Obligation, Matcor Project, Series A, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	4,310
17,800	City of Wichita, Flight Safety International Inc., Rev., VAR, 3.86%, 06/07/07	17,800

		22,110

	Louisiana — 0.2%
6,250	Louisiana Public Facilities Authority, Air Products & Chemical Project, Rev., VAR, 3.89%, 06/06/07	6,250

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Maryland — 0.4%
4,020	County of Carroll, Fairhaven & Copper, Series A, Rev., VAR, LOC: Branch Banking & Trust, 3.78%, 06/07/07	4,020
5,555	Maryland State Community Development Administration Multi-Family Housing, Residential, Series PA-1432, Rev., VAR, 3.82%, 06/07/07	5,555
7,585	Montgomery County Housing Opportunities Commission, Series PT-3765, Rev., VAR, 3.96%, 06/04/07	7,585

		17,160

	Michigan — 3.1%
	ABN AMRO Munitops Certificate Trust,
7,460	Series 2004-2, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	7,460
11,685	Series 2006-45, Rev., VAR, AMT, GNMA COLL, 3.88%, 06/07/07	11,685
7,785	Allen Park Public School District, Merlots, Series C02, GO, VAR, FSA, Q-SBLF, 3.83%, 06/06/07	7,785
4,750	City of Detroit, Sewer, Series PT-2595, Rev., VAR, MBIA, 3.81%, 06/01/07	4,750
1,350	Dearborn Economic Development Corp., Henry Ford, Rev., VAR, LOC: Comerica Bank 3.84%, 06/07/07	1,350
3,000	Michigan State Building Authority, Floater Certificates, Series 517X, Rev., VAR, FSA, LIQ: Morgan Stanley Dean Witter, 3.82%, 06/07/07	3,000
3,140	Michigan State Hospital Finance Authority, Southwestern Rehab Hospital, Rev., VAR, LOC: Fifth Third Bank, 3.84%, 06/07/07	3,140
8,400	Michigan State Housing Development Authority, Series B, Rev., VAR, AMT, 3.88%, 06/06/07	8,400
7,900	Michigan State Housing Development Authority, Multi-Family Housing, River Place Apartments, Rev., VAR, LOC: Bank of New York 3.83%, 06/07/07	7,900
2,460	Michigan Strategic Fund, JEB Property LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	2,460
2,105	Michigan Strategic Fund, JG Kern Enterprises, Inc., Rev., VAR, AMT, LOC: Lasalle Bank N.A., 3.83%, 06/07/07	2,105
4,000	Michigan Strategic Fund, Millennium Steering LLC Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	4,000
2,540	Michigan Strategic Fund, Sterling Die & Engineering Project, Rev., VAR, AMT, LOC: Comerica Bank, 3.93%, 06/07/07	2,540
13,235	Wayne Charter County Airport, Detroit Metropolitan County, Series A, Rev., VAR, AMT, AMBAC, 3.85%, 06/06/07	13,235
45,095	Wayne Charter County, Detroit Metropolitan, Wayne Charter Airport, Junior Lien, Rev., VAR, AMT, FSA, 3.84%, 06/01/07	45,095

		124,905

	Minnesota — 1.3%
	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Program,
11,420	Series A, Rev., VAR, LOC: U.S. Bank N.A., 3.71%, 06/05/07	11,420
18,300	Series B, Rev., VAR, LOC: U.S. Bank N.A., 3.76%, 06/07/07	18,300
	Minneapolis-St. Paul Metropolitan Airports Commission,
11,670	Series PT-955, Rev., VAR, FGIC, 3.70%, 06/07/07	11,670
10,000	Series 2007-1G, Rev., VAR, AMBAC, LIQ: Goldman Sachs Special Situations, 3.82%, 06/07/07	10,000

		51,390

	Missouri — 0.8%
	Missouri Higher Education Loan Authority, Student Loans,
15,000	Series A, Rev., VAR, MBIA, 3.81%, 06/07/07	15,000
4,900	Series E, Rev., VAR, MBIA, 3.85%, 06/07/07	4,900
4,655	Missouri Housing Development Commission, Single Family Mortgage, Certificates Macon Trust, Series 2002-K, Rev., VAR, AMT, GNMA/FNMA, 3.84%, 06/04/07	4,655
6,950	Municipal Securities Trust Certificates, Series 2005-236, Class A, Rev., VAR, AMBAC, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	6,950

		31,505

	Montana — 0.4%
3,715	Montana Board of Housing, Single-Housing Mortgage, Macon Trust, Series 2002-L, Rev., VAR, AMT, 3.89%, 06/04/07	3,715
10,960	Montana Board of Housing, Single Family Mortgage, Merlots, Series C41, Rev., VAR, 3.88%, 06/06/07	10,960

		14,675

	Nebraska — 2.0%
40,431	American Public Energy Agency, Series A, Rev., VAR, 3.75%, 06/07/07	40,431
14,543	American Public Energy Agency, National Public Gas Agency Project, Series A, Rev., VAR, 3.75%, 06/07/07	14,543
	Nebraska Investment Finance Authority, Single Family Housing,
7,005	Series 1823, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	7,005
17,380	Series B, Rev., VAR, GNMA/FNMA/FHLMC, 3.85%, 06/06/07	17,380

		79,359

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Nevada — 2.3%
9,405	Clark County, New Passenger Facilities, Merlots, Series C40, Rev., VAR, AMBAC, 3.88%, 06/07/07	9,405
11,050	Clark County, New Passenger Facilities, Series 2007-031, Rev., VAR, STARS, AMBAC, LIQ: BNP Paribas, 3.84%, 06/07/07	11,050
33,840	Clark County School District, Merlots, Series C-09, GO, VAR, AMBAC, 3.83%, 06/06/07	33,840
18,730	Las Vegas Valley Water District, Merlots, Series B-10, GO, VAR, MBIA, 3.83%, 06/06/07	18,730
18,000	Nevada Housing Division, Multi-Unit, Rev., VAR, FNMA, LIQ: FNMA, 3.80%, 06/07/07	18,000

		91,025

	New Jersey — 0.5%
10,960	Municipal Securities Trust Certificates, Series 2006-3014, Class A, Rev., VAR, FSA, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	10,960
8,785	New Jersey Transportation Trust Fund Authority, Series 10Z, Rev., VAR, FSA, LIQ: Goldman Sachs Special Situations, 3.82%, 06/07/07	8,785

		19,745

	New York — 0.5%
11,500	Seneca County Industrial Development Agency, BOA-Macon Trust, Series W, Rev., VAR, LIQ: Bank of America N.A., 3.86%, 06/07/07	11,500
10,000	Tobacco Settlement Financing Authority, TOCS, Series D, Rev., VAR, LIQ: Goldman Sachs Special Situation, 3.84%, 06/07/07	10,000

		21,500

	North Carolina — 1.9%
11,925	Municipal Security Trust, Series 2007-320, Class A, Rev., VAR, FGIC-TCRS, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	11,925
20,680	North Carolina Capital Facilities Finance Agency, NCA&T University Foundation Project, Series B, Rev., VAR, RADIAN, 3.86%, 06/07/07	20,680
4,075	North Carolina Eastern Municipal Power Agency, Series MT-99, Rev., VAR, FGIC, LIQ: Bank Paribas, 3.82%, 06/01/07	4,075
7,065	North Carolina Eastern Municipal Power Agency, Merlots, Series A-02, Rev., VAR, MBIA-IBC, 3.83%, 06/06/07	7,065
9,000	North Carolina Housing Finance Agency, Series 1784, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.85%, 06/07/07	9,000
12,000	Raleigh Durham Airport Authority, Series C, Rev., VAR, AMT, XLCA, 3.81%, 06/06/07	12,000
9,800	Rowan County Industrial Facilities & Pollution Control Financing Authority, Clay Products, Inc., Series A, Rev., VAR, LOC: Wachovia Bank N.A., 3.88%, 06/07/07	9,800

		74,545

	North Dakota — 0.7%
27,210	North Dakota State Housing Finance Agency, Housing Financing Program, Home Mortgage, Series A, Rev., VAR, 3.82%, 06/06/07	27,210

	Ohio — 5.8%
9,495	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, 3.79%, 06/07/07	9,495
19,000	Clipper Tax-Exempt Certificate Trust, COP, Series 2007-21, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	19,000
3,245	Eclipse Funding Trust, Solar Eclipse, Series 2006-0107, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	3,245
4,365	Franklin County, Health Care Facilities, Presbyterian, Series B, Rev, VAR, LOC: National City Bank, 3.78%, 06/07/07	4,365
4,510	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, FNMA, LIQ: FNMA 3.82%, 06/07/07	4,510
4,940	Jackson Local School District Stark & Summit Counties, Merlots, Series C-18, GO, VAR, XLCA, 3.83%, 06/06/07	4,940
6,865	Lake County, Hospital Facilities, Lake Hospital System, Inc., Rev., VAR, RADIAN, 3.84%, 06/06/07	6,865
3,785	Mahoning County, Forum Health Obligation Group, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.80%, 06/07/07	3,785
4,060	Miami County, Hospital Authority, Series PT-575, Rev., VAR, 3.85%, 06/01/07	4,060
3,500	Montgomery County, Dayton Art Institute Project, Rev., VAR, LOC: National City Bank, 3.84%, 06/07/07	3,500
23,500	Ohio Air Quality Development Authority, First Energy, Series A, Rev., VAR, LOC: Barclays Bank plc, 3.72%, 06/06/07	23,500
	Ohio Housing Finance Agency, Residential Mortgage Backed,
7,500	Series B, Rev., VAR, AMT, 3.80%, 06/06/07	7,500
44,680	Series F, Rev., VAR, AMT, GNMA/FNMA, 3.82%, 06/01/07	44,680
33,920	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.82%, 06/06/07	33,920

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

21,880	Ohio State Water Development Authority, First Energy Nuclear, Series C, Rev., VAR, LOC: Wachovia Bank N.A., 3.78%, 06/06/07	21,880
25,675	Ohio State Water Development Authority, First Energy Project, Series A, Rev., AMT, VAR, LOC: Barclays Bank plc, 3.80%, 06/07/07	25,675
6,935	State of Ohio, Merlots, Series D-06, GO, VAR, MBIA, 3.83%, 06/06/07	6,935
2,990	Warren County, EDA, Ralph J. Stolle Countryside, Rev., VAR, LOC: Fifth Third Bank, 3.89%, 06/08/07	2,990

		230,845

	Oregon — 0.9%
36,700	Port of Portland, Portland Bulk Terminal, Rev., VAR, LOC: Canadian Imperial Bank, 3.82%, 06/04/07	36,700

	Other — 8.1%
2,230	ABN AMRO Munitops Certificate Trust, Series 2002-1, Rev., VAR, 3.91%, 06/07/07 (m)	2,230
	Clipper Tax-Exempt Certificate Trust,
35,301	Series 2002-9 Weekly, COP, VAR, AMT, LIQ: State Street Bank & Trust Co., 3.89%, 06/07/07	35,301
8,000	Series 2007-19, Rev., VAR, AMT, LIQ: State Street Bank & Trust Co., 3.88%, 06/07/07	8,000
	Puttable Floating Option Tax-Exempt Receipts,
24,280	Series EC-001, Rev., VAR, LIQ: Merrill Lynch Capital Services, 4.14%, 06/04/07	24,280
29,010	Series EC-002, Rev., VAR, 3.96%, 06/05/07	29,010
4,405	Series EC-003, Rev., VAR, 3.96%, 06/04/07	4,405
6,700	Series EC-004, Rev., VAR, 3.96%, 06/07/07	6,700
10,000	Series MT-386, Rev., VAR, 3.72%, 06/06/07	10,000
74,995	Series MT-432, Rev., VAR, 3.85%, 06/01/07	74,995
2,990	Series PPT-39, Class A, Rev., VAR, 3.89%, 06/07/07	2,990
6,345	Series PPT-1006, Class A, Rev., VAR, 3.89%, 06/04/07	6,345
31,495	Series PPT-1007, Class A, Rev., VAR, 3.90%, 06/04/07	31,495
15,900	Series PZP-015, Class A, Rev., VAR, 3.86%, 06/07/07	15,900
	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust,
10,850	Series 2001-1, Class A, Rev., VAR, LIQ: FHLMC, 3.83%, 06/04/07	10,850
26,970	Series 2001-2, Class A, Rev., VAR, LIQ: FHLMC, 3.85%, 06/05/07	26,970
34,960	TEBS Tax Exempt Multi-Family Housing Certificates, Series MT-303, Rev., VAR, 3.89%, 06/04/07	34,960

		324,431

	Pennsylvania — 1.5%
14,905	Lancaster County Hospital Authority, Quarryville Presbyterian, Rev., VAR, LOC: Manufacturers & Traders, 3.78%, 06/07/07	14,905
10,000	Lancaster County Hospital Authority, Willow Valley Retirement Project, Series A, Rev., VAR, RADIAN, 3.78%, 06/07/07	10,000
5,855	Lehman Municipal Trust Receipts, Pennsylvania Economic Development, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.94%, 06/06/07	5,855
3,100	Pennsylvania Economic Development Financing Authority, Fabtech Inc. Project, Series D, Rev., VAR, AMT, LOC: PNC Bank N.A., 3.84%, 06/07/07	3,100
6,000	Pennsylvania Economic Development Financing Authority, Shipping Port Project, Series A, Rev., VAR, AMT, LOC: PNC Bank N.A., 3.86%, 06/06/07	6,000
10,000	Pennsylvania Higher Education Assistance Agency, Series A, Rev., VAR, AMT, AMBAC, 3.83%, 06/06/07	10,000
10,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 84-D, Rev., VAR, AMT, 3.85%, 06/06/07	10,000

		59,860

	Rhode Island — 0.2%
7,735	Rhode Island Health & Educational Building Corp., Series PA-1384, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.84%, 06/04/07	7,735

	South Carolina — 0.4%
13,895	Austin Trust, Various States, Series 2007-304, Rev., VAR, 3.83%, 06/07/07	13,895
3,900	South Carolina Jobs & EDA, Episcopal Church Home, Rev., VAR, RADIAN, 3.78%, 06/07/07	3,900

		17,795

	South Dakota —0.5%
20,000	South Dakota Housing Development Authority, Homeownership Mortgage, Series C, Rev., VAR, AMT, 3.83%, 06/04/07	20,000

	Tennessee — 2.2%
12,795	Clipper Tax-Exempt Certificate Trust, Series 2007-22, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	12,795

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Lehman Municipal Trust Receipts, Series F6, Rev., VAR, LIQ: Lehman Brothers Special Financing, 3.89%, 06/06/07	10,000
20,000	Shelby County Health Educational & Housing Facilities Board, Series PA-1277, Rev., VAR, 3.84%, 06/05/07	20,000
	Volunteer State Student Funding Corp.,
9,850	Series A-1, Rev., VAR, LOC: State Street Bank & Trust Co., 3.78%, 06/06/07	9,850
13,600	Series A-2, Rev., VAR, LOC: State Street Bank & Trust Co., 3.78%, 06/06/07	13,600
24,000	Series A-3, Rev., VAR, LOC: Bank of America N.T. & S.A., 3.82%, 06/06/07	24,000

		90,245

	Texas — 7.5%
9,815	ABN AMRO Munitops Certificate Trust, Series 2006-69, GO, MBIA, VAR, AMT, 3.88%, 06/07/07	9,815
14,725	Austin Housing Finance Corp., Series PT-3680, Rev., VAR, 3.87%, 06/01/07	14,725
9,495	Bexar County Housing Finance Corp.,	9,495
	Series PT-3764, Rev., VAR, LIQ: Merrill Lynch Capital Services, 3.89%, 06/04/07
27,500	Brazos River Authority, Series D-1, Rev., VAR, LOC: Wachovia Bank N.A., 3.82%, 06/06/07	27,500
51,920	Brazos River Authority,	51,920
	Series D-2, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.82%, 06/06/07
37,300	Calhoun County Naval IDA, Formosa Platics Corp., Project, Rev., VAR, LOC: Bank of America N.T. & S.A., 3.82%, 06/06/07	37,300
5,500	Capital Area Housing Finance Corp., Cypress Creek at River Apartments, Rev., VAR, LOC: Citibank N.A., 3.83%, 06/06/07	5,500
19,900	City of Houston, Airport Systems, Sub Lien, Series A, Rev., VAR, AMT, FSA, LIQ: Bank of America N.A., 3.81%, 06/06/07	19,900
25,000	Clipper Tax-Exempt Certificate Trust, Series 2007-4, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	25,000
5,000	Eclipse Funding Trust, Solar Eclipse, Keller, Series 2006-0056, Rev., GO, VAR, MBIA PSF-GTD, LIQ: U.S. Bank N.A., 3.81%, 06/07/07	5,000
13,600	Harris County Housing Finance Corp., Baypointe Apartments, Rev., VAR, LOC: Citibank N.A., 3.83%, 06/06/07	13,600
3,805	Montgomery County Housing Finance Corp., Multi-Family Housing, Series F1, Regulation D, Rev., VAR, LIQ: Lehman Liquidity LLC, 3.89%, 06/06/07	3,805
7,400	Municipal Securities Trust Certificates, Series 272, Class A, GO, VAR, PSF-GTD, LIQ: Bear Stearns Capital Markets, 3.82%, 06/07/07	7,400
5,155	Nacogdoches County, Hospital District, Sales Tax, Merlots, Series A59, Rev., VAR, AMBAC, 3.83%, 06/06/07	5,155
1,300	San Antonio Health Facilities Development Corp., Clinical Foundation Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	1,300
6,195	State of Texas, Series PZ-108, GO, TRAN, VAR, LIQ; Merrill Lynch Capital Services, 3.83%, 06/04/07	6,195
13,635	State of Texas, Veterans Housing Assistance Fund, Series II-A, GO, VAR, AMT, 3.81%, 06/06/07	13,635
15,000	Texas Department of Housing & Community Affairs, Harris Branch Apartments, Rev., VAR, LOC: Wachovia Bank N.A., 3.81%, 06/07/07	15,000
14,250	Texas State Department of Housing & Community Affairs, Idlewild Apartments, Rev., VAR, FNMA, LIQ: FNMA, 3.82%, 06/07/07	14,250
6,725	Texas State Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VAR, AMT, FHLMC, LIQ: FHLMC, 3.9%, 06/01/07	6,725
8,330	Trinity River Authority, Community Waste Disposal Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.83%, 06/07/07	8,330

		301,550

	Utah — 0.8%
12,290	Jordanelle Special Service District, Tuhaye Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	12,290
13,030	Salt Lake City, Valley Mental Health Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	13,030
8,400	Utah State Board of Regents,
	Series L, Rev., VAR, AMT, AMBAC, 3.80%, 06/06/07	8,400

		33,720

	Virginia — 0.8%
	Virginia Housing Development Authority, Merlots,
7,990	Series C-03, Rev., VAR, 3.88%, 06/06/07	7,990
7,400	Series C-07, Rev., VAR, 3.88%, 06/06/07	7,400
17,690	Series C-42, Rev., VAR, 3.88%, 06/06/07	17,690

		33,080

	Washington — 1.0%
13,395	Port of Seattle, Merlots, Series B-04, Rev., VAR, AMT, FGIC, 3.88%, 06/06/07	13,395
2,000	Port of Seattle, Sub Lien, Rev., VAR, AMT, LOC: Fortis Bank S.A./N.A., 3.80%, 06/06/07	2,000
8,995	State of Washington, Merlots, Series B-22, GO, VAR, FGIC, MBIA, 3.83%, 06/06/07	8,995

JPMorgan Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

16,340	Washington State Housing Finance Commission, Vintage Spokane Project, Series A, Rev., VAR, LIQ: FNMA, 3.82%, 06/07/07	16,340

		40,730

	West Virginia — 0.2%
8,345	Marshall County IDR, Warren Distribution, Inc., Rev., VAR, LOC: Bank of America N.A., 3.81%, 06/07/07	8,345

	Wisconsin — 2.2%
	Wisconsin Housing & EDA,
78,130	Series A, Rev., VAR, 3.82%, 06/07/07	78,130
5,840	Series B, Rev., VAR, AMT, 3.86%, 06/06/07	5,840
5,690	Series C, Rev., VAR, AMT, 3.86%, 06/06/07	5,690

		89,660

	Wyoming — 0.2%
8,600	City of Green River, Solid Waste Disposal, OCI Wyoming LP Project, Rev., VAR, AMT, LOC: Comerica Bank, 4.03%, 06/06/07	8,600

	Total Weekly Demand Notes (Cost $2,723,683)	2,723,683

	Total Investments — 100.6% (Cost $4,042,133)*	4,042,133
	Liabilities in Excess of Other Assets — (0.6)%	(22,241)

	NET ASSETS — 100.0%	$4,019,892

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
CIFG	CIFG Assurance North America, Inc.
COLL	Collateral
COP	Certificates of Participation
EDA	Economic Development Authority
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTY	Guaranty
IBC	Insured Bond Certificates
IDA	Industrial Development Authority
IDB	Industrial Development Board
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation
STARS	Short Term Adjustable Rates
TAN	Tax Anticipation Note
TCRS	Transferable Custodial Receipts
TOCS	Tender Options Certificates
TRAN	Tax & Revenue Anticipation Note
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007
VRD	Variable Rate Demand
XLCA	XL Capital Assurance

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 97.8%
	Municipal Bonds — 97.8%
	California — 0.8%
1,500	State of California, GO, 5.00%, 03/01/16	1,575

	Colorado — 1.8%
2,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	1,750
2,810	El Paso County, Single-Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 05/01/15 (p)	2,029

		3,779

	Florida — 0.5%
1,000	Miami-Dade County, Aviation, International Airport, Series B, Rev., AMT, XLCA, 5.00%, 10/01/15	1,041

	Hawaii — 0.8%
1,500	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, MBIA, 5.25%, 07/01/16	1,600

	Illinois — 2.5%
2,000	Chicago Park District, Alternative Revenue Source, Series D, FGIC, GO, 5.00%, 01/01/16	2,110
1,500	City of Chicago, Water, Second Lien, Series A, Rev., AMBAC, 5.00%, 11/01/16	1,593
1,500	University of Illinois, Academic Facilities Projects, Series A, COP, AMBAC, 5.00%, 03/15/16	1,588

		5,291

	Kansas — 0.8%
1,000	Kansas City, Single Family Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	736
1,390	Saline County, Single-Family Mortgage, Rev., Zero Coupon, 12/01/15 (p)	977

		1,713

	Louisiana — 0.5%
1,685	Jefferson Parish Home Mortgage Authority, Single-Family Mortgage, Rev., FGIC, Zero Coupon, 05/01/17 (p)	1,107

	Missouri — 0.5%
1,000	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series AA, Rev., MBIA, 6.40%, 06/01/10 (p)	1,070

	New York — 0.8%
1,500	New York City, Series E, FSA, GO, 5.00%, 11/01/14	1,596

	Ohio — 86.4%
1,000	Adams County Ohio Valley Local School District, Adams & Highland County, GO, MBIA, 5.45%, 07/06/07	1,008
1,000	Avon Lake City School District, GO, FGIC, 5.50%, 12/01/09 (p)	1,060
1,280	Belmont County, Improvement-East Ohio Regional Hospital, Rev., ACA, 5.25%, 01/01/08	1,287
1,000	Bowling Green State University, Rev., FGIC, 5.75%, 06/01/10 (p)	1,064
1,095	Butler County, Sewer System, Rev., FGIC, 5.25%, 12/01/09 (p)	1,144
1,000	Cincinnati City School District, Classroom Construction and Improvement, GO, FGIC, 5.25%, 12/01/20	1,113
1,500	Cincinnati City School District, School Improvement, GO, MBIA, 5.38%, 12/01/11 (p)	1,592
1,000	City of Akron, Community Learning Centers, Series A, Rev., FGIC, 5.25%, 12/01/13	1,066
	City of Akron, Sanitation Sewer System,
1,030	Rev., FGIC, 5.38%, 12/01/13	1,117
1,070	Rev., FGIC, 5.50%, 12/01/12	1,156
	City of Cincinnati, Water Systems,
1,500	Series A, Rev., 5.00%, 12/01/16	1,607
1,000	Series B, Rev., VAR, MBIA, 5.00%, 06/01/17	1,063
1,215	City of Cincinnati, Various Purpose, Series A, GO, 5.00%, 12/01/15	1,292
	City of Cleveland,
1,015	GO, AMBAC, 5.25%, 12/01/14 (p)	1,101
1,000	GO, FGIC, 5.60%, 12/01/10 (p)	1,067
1,000	GO, MBIA, 5.75%, 08/01/11	1,073
	City of Cleveland, Airport System,
1,000	Series A, Rev., AMT, FSA, 5.13%, 01/01/08	1,016
2,000	Series A, Rev., FSA, 5.25%, 01/01/10 (p)	2,088
1,500	Series C, Rev., FSA, VAR, 5.00%, 01/01/17	1,594

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage,
935	Series A, Rev., MBIA, Zero Coupon, 11/15/09 (p)	852
320	Series A, Rev., MBIA, Zero Coupon, 11/15/11 (p)	269
	City of Cleveland, Capital Appreciation, Public Power Systems, First Mortgage, Unrefunded Balance,
1,065	Series A, Rev., MBIA, Zero Coupon, 11/15/09	969
2,680	Series A, Rev., MBIA, Zero Coupon, 11/15/11	2,248
5,250	City of Cleveland, Cleveland Stadium Project, Rev., COP, AMBAC, Zero Coupon, 11/15/11	4,399
	City of Cleveland, Parking Facilities,
1,000	Rev., FSA, 5.00%, 09/15/14	1,064
1,370	Rev., FSA, 5.25%, 09/15/21	1,525
	City of Cleveland, Public Power System,
1,220	Rev., AMBAC, 5.50%, 11/15/11	1,301
1,280	Series A, Rev., FGIC, 5.00%, 11/15/15	1,373
1,000	Series A-1, Rev., FGIC, 5.00%, 11/15/16	1,061
2,200	City of Cleveland, Waterworks, First Mortgage, Series G, Rev., MBIA, 5.50%, 01/01/13	2,295
642	City of Columbus, Clintonville II Street Light Assessment, GO, 4.40%, 09/01/15	646
1,000	City of Columbus, Police-Firemen Disability, GO, 5.00%, 07/15/08 (p)	1,024
1,265	City of Defiance, Waterworks System Improvements, GO, AMBAC, 5.65%, 12/01/08	1,322
1,495	City of Newark, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/11	1,250
	City of Reading, St. Mary’s Educational Institute,
1,160	Rev., RADIAN, 5.65%, 02/01/10	1,205
1,000	Rev., RADIAN, 5.70%, 02/01/10	1,039
110	City of Strongsville, Unrefunded Balance, GO, 6.70%, 07/06/07	112
1,355	City of Toledo, School District, School Facilities Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/12	1,430
1,000	City of Toledo, Sewer System, Rev., MBIA, 5.25%, 11/15/09	1,051
2,975	Clermont County, Sewer District, Rev., AMBAC, 5.25%, 08/01/13	3,183
810	Cleveland-Cuyahoga County, Port Authority, Port Capital Improvement Project, Series A, Rev., 5.38%, 05/15/09	825
715	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bond Fund, Series A, Rev., LOC: Fifth Third Bank, 6.25%, 05/15/11	767
900	Cleveland-Cuyahoga County, Port Authority, Port Cleveland Bottle Supply, Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.50%, 11/15/11	970
	Cuyahoga County,
2,500	Series A, Rev., 5.50%, 01/01/13	2,669
2,400	Series A, Rev., 6.00%, 07/01/13	2,637
1,500	Cuyahoga County, Capital Appreciation, Series A, GO, MBIA, Zero Coupon, 10/01/13	1,162
1,000	Cuyahoga County, Economic Development, University School Project, Series B, Rev., VAR, LOC: Keybank N.A., 5.30%, 12/01/29	1,029
2,000	Cuyahoga County, Healthcare Facilities, Benjamin Rose Institute Project, Rev., 5.50%, 12/01/08 (p)	2,068
1,000	Cuyahoga County, Metrohealth System, Series A, Rev., MBIA, 5.13%, 07/06/07	1,019
540	Cuyahoga County, Multi-Family Housing, Clifton Plaza, Rev., GNMA COLL, 4.15%, 06/20/15	531
1,000	Cuyahoga County, Walker Center, Inc., Series I, Rev., AMBAC, 5.25%, 07/01/08	1,024
1,205	Delaware County, Sanitation Sewer Systems, Rev., FSA, 4.50%, 06/01/17	1,233
1,000	Dublin City School District, Capital Appreciation, GO, FGIC, Zero Coupon, 12/01/15	702
1,000	Dublin City School District, School Facilities, Construction & Improvement, GO, MBIA, 5.00%, 06/01/16	1,069
435	Erie County, Hospital Facilities, Firelands Regional Medical Center, Series A, Rev., 4.50%, 08/15/07	435
1,250	Franklin County, American Chemical Society Project, Rev., 5.50%, 10/01/09	1,300
1,000	Franklin County, Economic Development, Capitol South Community Urban, Rev., 5.70%, 06/01/10 (i)	1,015
1,000	Franklin County, Health Care Presbyterian Services, Rev., 5.50%, 07/01/08	1,017
1,260	Franklin County, Improvement Children’s Hospital Project, Rev., AMBAC, 5.50%, 05/01/11 (p)	1,342
2,000	Franklin County, Online Computer Library Center, Series A, Rev., 5.00%, 10/01/08	2,039
1,025	Hamilton County, Convention Facilities Authority, Second Lien, Rev., FGIC, 5.00%, 06/01/14	1,081
1,000	Hamilton County, Sales Tax, Series A, Rev., AMBAC, 5.00%, 12/01/16	1,071
1,000	Huron County, Correctional Facility Issue I, GO, MBIA, 5.70%, 12/01/07 (p)	1,029

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,070	Lake County, Building Improvement, GO, MBIA, 5.00%, 06/01/15	2,182
1,400	Lake Local School District/Stark County, School Improvement, GO, FSA, 5.00%, 06/01/15	1,484
2,450	Lakewood City School District, Capital Appreciation, GO, FSA, Zero Coupon, 12/01/17	1,568
2,535	Lakota Local School District, GO, FGIC, 5.10%, 12/01/08	2,607
1,120	Lebanon City School District, School Construction, GO, FSA, 5.00%, 06/01/15	1,182
1,930	London City School District, School Facilities, Construction & Improvement, GO, FGIC, 5.25%, 12/01/11	2,039
2,000	Lorain County Hospital, Catholic Healthcare Partners, Series S, Rev., MBIA, 5.63%, 09/01/07	2,048
2,000	Lucas County, Hospital, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	2,096
2,430	Lucas County, Multi-Family Housing, Neighborhood Properties, Inc. Project, Rev., LOC: Keybank N.A., 5.20%, 11/01/08	2,482
2,700	Mahoning Valley Sanitation District, Rev., FSA, 5.13%, 12/15/08	2,779
1,430	Marysville Exempt Village School District, GO, FSA, 5.00%, 12/01/15	1,513
2,500	Middleburg Heights, Southwest General Health Center, Rev., FSA, 5.70%, 08/15/08	2,600
1,000	Middletown City School District, School Improvement, GO, FGIC, 5.00%, 12/01/13 (p)	1,062
1,000	Minster Local School District, School Facilities & Construction, GO, FSA, 5.50%, 12/01/10 (p)	1,064
1,750	Montgomery County, Catholic Health, Rev., 4.25%, 09/01/09 (p)	1,768
	Montgomery County, Grandview Hospital & Medical Center,
1,000	Rev., 5.35%, 12/01/07 (p)	1,023
1,575	Rev., 5.65%, 12/01/07 (p)	1,640
875	Montgomery County, Multi-Family Housing, Chevy Chase Apartments, Rev., FHLMC, 4.60%, 11/01/13	870
305	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.90%, 07/06/07	305
1,390	Ohio Housing Finance Agency, Multi-Family Housing, Hillwood II Project, Rev., AMT, GNMA COLL, 4.85%, 05/20/16	1,392
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
1,000	Series A, Rev., AMT, GNMA COLL, 4.30%, 03/01/16	994
105	Series D, Rev., 4.20%, 09/01/10	106
2,685	Ohio Housing Finance Agency, Single Family, Rev., FGIC, FHA/VA/PRIV MTGS, Zero Coupon, 07/15/13 (p)	1,809
	Ohio State Building Authority, State Facilities, Adult Correction Building,
2,480	Series A, Rev., 5.25%, 10/01/09 (p)	2,586
1,000	Series A, Rev., FSA, 5.50%, 10/01/11	1,064
	Ohio State Turnpike Commission,
1,500	Rev., 5.50%, 02/15/11	1,583
5,155	Series A, Rev., FGIC, 5.50%, 02/15/14	5,630
	Ohio State University,
1,000	Series A, Rev., 5.50%, 12/01/09 (p)	1,051
1,000	Series B, Rev., 5.25%, 06/01/13	1,068
2,510	Ohio State Water Development Authority, Fresh Water Service, Rev., AMBAC, 5.80%, 07/06/07 (p)	2,540
930	Ohio State Water Development Authority, Pure Water, Series I, Rev., AMBAC, 7.00%, 06/21/07 (p)	962
1,250	Ohio State Water Development Authority, State Match, Rev., 5.00%, 06/01/14	1,321
2,250	Ohio State Water Development Authority, Water Control Loan Fund - Water Quality Service, Rev., MBIA, 5.50%, 12/01/07 (p)	2,291
	Olentangy Local School District,
500	GO, BIG, 7.75%, 12/01/11	579
2,165	Series A, GO, FSA, 5.00%, 12/01/16	2,307
1,000	Plain Local School District, GO, FGIC, 5.80%, 06/01/11	1,070
1,500	Richland County, Hospital Facilities, Medcentral Health Systems, Rev., 5.13%, 11/15/16	1,549
2,550	RiverSouth Authority, RiverSouth Area Redevelopment, Series A, Rev., 5.00%, 12/01/15	2,706
1,000	Sandusky County, Hospital Facilities, Memorial Hospital, Rev., 5.10%, 01/01/08	1,002
525	Shaker Heights City School District, Series A, GO, 7.10%, 12/15/10	558
1,260	Southwest Licking Local School District, GO, FGIC, 5.75%, 12/01/14	1,407
1,710	Springfield City School District, Clark County, Capital Appreciation, GO, AMBAC, Zero Coupon, 12/01/12	1,373
1,000	State of Ohio, Baldwin Higher Educational Facility, Wallace College Project, Rev., 5.50%, 06/01/14	1,061

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,150	State of Ohio, Case Western Reserve University Project, Rev., MBIA, 5.25%, 12/01/19	1,271
	State of Ohio, Common Schools,
1,205	Series A, GO, 5.25%, 09/15/12	1,284
1,250	Series B, GO, 5.00%, 03/15/14	1,315
1,110	State of Ohio, Conservation Projects, Series A, GO, 4.00%, 09/01/10	1,116
1,220	State of Ohio, Cultural & Sports Department, Series A, Rev., FSA, 5.00%, 04/01/16	1,302
1,500	State of Ohio, Denison University 2007 Project, Rev., 5.00%, 11/01/17	1,602
	State of Ohio, Infrastructure Improvements,
1,955	GO, 5.75%, 02/01/10 (p)	2,050
1,500	Series D, GO, 5.00%, 03/01/14	1,574
1,500	State of Ohio, Mental Health Capital Facilities II, Series B, Rev., 5.50%, 06/01/11 (p)	1,592
1,000	State of Ohio, University of Dayton 2001, Rev., AMBAC, 5.38%, 06/01/11	1,063
960	Summit County Port Authority, Twinsburg Project, Series D, Rev., 5.13%, 05/15/15	973
	Toledo-Lucas County, Port Authority, Development, Northwest Ohio Bond Fund,
1,280	Series A, Rev., 5.10%, 05/15/09	1,308
545	Series B, Rev., LOC: Fifth Third Bank North West Ohio, 6.13%, 11/15/09	560
485	Series E, Rev., 6.10%, 11/15/10	508
145	Series F, Rev., 6.00%, 11/15/07	146
	University of Cincinnati, General Receipts,
1,500	Series A, Rev., AMBAC, 5.00%, 06/01/14	1,588
1,960	Series A, Rev., MBIA, 5.00%, 06/01/17	2,089
1,135	University of Toledo, General Receipts, Rev., FGIC, 5.25%, 06/01/11 (p)	1,194
1,000	West Geauga Local School District, School Improvement, GO, AMBAC, 5.00%, 11/01/10	1,038
1,680	Westerville City School District, GO, MBIA, 5.25%, 06/01/11 (p)	1,768
1,905	Westlake City School District, Capital Appreciation, School Improvement, Series A, GO, FGIC, Zero Coupon, 12/01/15	1,339
1,690	Youngstown City School District, Classroom Facilities & School Improvement, GO, FSA, SD CRED PROG, 5.00%, 12/01/14	1,782

		179,943

	Texas — 2.0%
1,000	Northside Independent School District, Series D, GO, PSF-GTD, 5.00%, 06/15/16	1,064
2,500	Southeast Housing Finance Corp., Rev., MBIA, VA MTGS, Zero Coupon, 09/01/17 (p)	1,617
1,500	State of Texas, Transition Community, Mobility Fund, GO, 5.00%, 04/01/16	1,588

		4,269

	Washington — 0.4%
825	State of Washington, Series A & AT-6, GO, 6.25%, 02/01/11	864

	Total Long-Term Investments (Cost $197,723)	203,848

Shares

	Short-Term Investment — 0.6%
	Investment Company — 0.6%
1,190	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $1,190)	1,190

	Total Investments — 98.4% (Cost $198,913)	205,038
	Other Assets in Excess of Liabilities — 1.6%	3,297

	NET ASSETS — 100.0%	$208,335

Percentages indicated are based on net assets.

JPMorgan Ohio Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.

ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BIG	Bond Investment Guarantee
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
PRIV MTGS	Private Mortgages
PSF-GTD	Permanent School Fund Guaranteed
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SD CRED PROG	School District Credit Program
VA	Veterans Administration
XLCA	XL Capital Assurance
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,663
Aggregate gross unrealized depreciation	(538)

Net unrealized appreciation/depreciation	$6,125

Federal income tax cost of investments	$198,913

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Commercial Paper — 5.0% (n)
	Ohio — 5.0%
4,000	Cuyahoga County, Cleveland Clinic, LIQ: Bank of America N.A., 3.64%, 09/05/07	4,000
4,000	Ohio State University, Series C, 3.62%, 06/04/07	4,000

	Total Commercial Paper (Cost $8,000)	8,000

	Daily Demand Notes — 9.2%
	Ohio — 9.2%
2,905	Ohio Air Quality Development Authority, Pollution Control, Series C, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.93%, 06/01/07	2,905
840	State of Ohio, BP Chemical, Inc. Project, Series 2002-BP, Rev., VAR, 3.94%, 06/01/07	840
355	State of Ohio, Higher Education Facilities, Case Western Reserve, Series A, Rev., VAR, LIQ: Landesbank Hessen-Thueringen, 3.93%, 06/01/07	355
	State of Ohio, Solid Waste, BP Exploration & Oil Project,
8,835	Rev., VAR, AMT, 3.94%, 06/01/07	8,835
610	Rev., VAR, AMT, GTY: BP Products North America, 3.94%, 06/01/07 State of Ohio, Solid Waste, BP Products North America,	610
300	Rev., VAR, GTY: BP Products North America, 3.94%, 06/01/07	300
150	Series 2002B-BP, Rev., VAR, GTY: BP Products North America, 3.94%, 06/01/07	150
240	State of Ohio Water Development Authority, Ohio Edison Co. Project, Series PJ-B, Rev., VAR, LOC: Wachovia Bank N.A., 3.94%, 06/01/07	240
425	Trumbull County, Health Care Facilities, Shepherd Valley, Rev., VAR, RADIAN, 3.90%, 06/01/07	425

	Total Daily Demand Notes (Cost $14,660)	14,660

	Municipal Notes & Bonds — 9.2%
	Ohio — 9.2%
2,000	Bowling Green City School District, BAN, GO, 4.25%, 06/19/07	2,001
1,000	City of Lakewood, Series A, BAN, GO, 4.50%, 06/14/07	1,000
2,600	City of Mason, Golf Course Acquisition, BAN, GO, 4.25%, 03/13/08	2,612
3,000	Hamilton City School District, School Improvement, BAN, GO, 4.25%, 06/06/07	3,000
1,575	Town of Westerville, Electrical System Improvements, GO, 4.50%, 09/20/07	1,579
	University of Cincinnati,
2,400	Series C, BAN, Rev., 4.50%, 01/24/08	2,413
2,000	Series D, BAN, Rev., 3.73%, 10/01/07	2,000

	Total Municipal Notes & Bonds (Cost $14,605)	14,605

	Weekly Demand Notes — 76.0%
	Ohio — 75.1%
	ABN AMRO Munitops Certificate Trust,
5,000	Series 2001-7, Rev., VAR, AMBAC, LIQ: ABN AMRO Bank N.V., 3.81%, 06/07/07	5,000
2,000	Series 2006-4, GO, VAR, FSA, LIQ: ABN AMRO Bank N.V., 3.83%, 06/07/07	2,000
1,890	Cincinnati City School District, Series 1511, GO, VAR, FGIC, LIQ: Rabobank Nederland, 3.82%, 06/07/07	1,890
2,000	City of Cleveland, Airport System, Series PT-799, Rev., VAR., FSA, LIQ: Merrill Lynch Capital Services, 3.84%, 06/05/07	2,000
	City of Cleveland, Apartment System,
5,000	Series PT-3731, Rev., VAR, FSA, LIQ: Merrill Lynch Capital Services, 3.82%, 06/04/07	5,000
3,000	Series 2006-149, Rev., VAR, FSA, LIQ: BNP Paribas, 3.84%, 06/04/07	3,000
500	City of Lyndhurst, EDR, Hawken Schools, Series 2002, VAR, LOC: National City Bank, 3.79%, 06/07/07	500
5,260	City of Sharonville, IDR, Edgcomb Metals Co. Project, Rev., VAR, LOC: Wells Fargo Bank N.A., 3.76%, 06/07/07	5,260
540	City of Westlake, Health Care Facilities, Lutheran Home Project, Rev., VAR, LOC: National City Bank, 3.75%, 06/07/07	540
2,000	City of Wooster, IDR, Allen Group, Inc., Series 1985, Rev., VAR, LOC: Wachovia Bank N.A., 3.83%, 06/06/07	2,000
1,500	Cleveland-Cuyahoga County Port Authority, Cultural Facilities, Playhouse Square Foundation Project, Rev., VAR, LOC: Fifth Third Bank, 3.78%, 06/07/07	1,500
5,380	Clipper Tax-Exempt Certificate Trust, Series 2007-21, Rev., VAR, LIQ: State Street Bank & Trust Co., 3.81%, 06/07/07	5,380
2,000	Cuyahoga County, Gilmore Academy Project, Rev., VAR, LOC: Fifth Third Bank, 3.89%, 06/01/07	2,000
1,375	Cuyahoga County, Health Care Facilities, Franciscan Communities, Series E, Rev., VAR, LOC: Lasalle Bank N.A., 3.75%, 06/07/07	1,375
2,200	Cuyahoga County, Health Care Facilities, Jennings Center Older Project, Rev., VAR, LOC: Fifth Third Bank, 3.83%, 06/07/07	2,200
2,885	Cuyahoga County, Hospital Facilities, Series MT-264, Rev., VAR, GTY: Merrill Lynch Capital Services, 3.84%, 06/04/07	2,885
2,000	Eclipse Funding Trust, Series 2006-0107, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	2,000
1,880	Franklin County, Health Care Facilities, Friendship Village of Dublin, Series A, Rev., VAR, LOC: Lasalle Bank N.A., 3.75%, 06/07/07	1,880
1,040	Franklin County, Multi-Family Housing, Ashton Square Apartments Project, Rev., VAR, AMT, FNMA, LIQ: FNMA, 3.82%, 06/07/07	1,040
900	Franklin County, Ohio Children’s Hospital, Series 2005-A, Rev., VAR, FGIC, LIQ: U.S. Bank N.A., 3.82%, 06/07/07	900
2,000	Franklin County, OhioHealth Corp., Rev., VAR, AMBAC, LIQ: Landesbank Hessen-Thueringen, 3.74%, 06/07/07	2,000
1,500	Hamilton County, Hospital Facilities, Children’s Hospital Medical Center, Series 1997-A, Rev., VAR, LOC: PNC Bank N.A., 3.79%, 06/07/07	1,500

JPMorgan Ohio Municipal Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

2,000	Hamilton County, Ohio Sales Tax, Series 1820, Rev., VAR, AMBAC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	2,000
1,040	Huron County, EDR, Norwalk Furniture Project, Rev., VAR, LOC: Comerica Bank, 3.93%, 06/07/07	1,040
4,765	Jackson Local School District, Stark & Summit Counties, Merlots, Series C-18, GO, VAR, XLCA, 3.83%, 06/06/07	4,765
695	Kent State University, General Receipts, Series 2001, Rev., VAR, MBIA, LIQ: Dexia Public Finance Bank, 3.77%, 06/06/07	695
3,655	Lake County, Hospital Facilities, Lake Hospital System, Inc., Rev., VAR, RADIAN, LIQ: Bank of America N.A., 3.84%, 06/06/07	3,655
1,060	Lake County, Pressure Technology, Inc., Series 2002, Rev., VAR, AMT, LOC: Wachovia Bank N.A., 3.93%, 06/07/07	1,060
335	Mahoning County, Forum Health Obligation Group, Series 2002-B, Rev., VAR, LOC: Fifth Third Bank, 3.80%, 06/07/07	335
3,000	Middletown Hospital Facilities, Series MT-239, Rev., VAR, 3.85%, GTY: Merrill Lynch Capital Services, 06/04/07	3,000
4,125	Montgomery County, Cambridge Commons Apartments, Series A, Rev., VAR, LOC: FHLB, 3.82%, 06/07/07	4,125
4,653	Montgomery County, Pedcor Lyons Gate Project, Series A, Rev., VAR, AMT, LOC: FHLB, 3.84%, 06/07/07	4,653
4,000	Ohio Air Quality Development Authority, Edison Project, Series 1219, Rev., VAR, FGIC, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	4,000
5,000	Ohio Air Quality Development Authority, Pollution Control, FirstEnergy, Series A, Rev., VAR, LOC: Barclays Bank plc, 3.72%, 06/06/07	5,000
	Ohio Housing Finance Agency, Merlots,
1,045	Series A34, Rev., VAR, FHLB, LIQ: Wachovia Bank N.A., 3.88%, 06/06/07	1,045
1,310	Series A78, Rev., VAR, GNMA COLL, FHLB, LIQ: Wachovia Bank N.A., 3.88%, 06/06/07	1,310
	Ohio Housing Finance Agency, Residential Mortgage Backed,
2,500	Series B, Rev., VAR, AMT, LIQ: Citibank N.A., 3.80%, 06/06/07	2,500
2,645	Series F, Rev., VAR, AMT, GNMA/FNMA, LIQ: Citibank N.A., 3.82%, 06/01/07	2,645
1,605	Series F, Rev., VAR, AMT, GNMA/FNMA/FHLMC, 3.82%, 06/06/07	1,605
775	Ohio State Department of Administrative Services, Series PT-2856, COP, VAR, MBIA, LIQ: Merrill Lynch Capital Services, 3.81%, 06/07/07	775
1,570	Ohio State Higher Educational Facility Commission, John Carroll, Series A, Rev., VAR, LOC: Allied Irish Bank plc, 3.78%, 06/07/07	1,570
2,000	Ohio State Water Development Authority, FirstEnergy Project, Series B, Rev., VAR, LOC: Barclays Bank plc, 3.79%, 06/06/07	2,000
	Ohio State Water Development Authority, Pure Water,
2,120	Series C, Rev., VAR, LOC: Wachovia Bank N.A., 3.78%, 06/06/07	2,120
4,565	Series 1118, Rev., VAR, LIQ: Rabobank Nederland, 3.82%, 06/07/07	4,565
3,000	State of Ohio, Antioch University, Rev., VAR, LOC: National City Bank, 3.79%, 06/07/07	3,000
5,085	State of Ohio, Higher Education Facilities, Series 1600, Rev., VAR, LIQ: Morgan Stanley Municipal Funding, 3.82%, 06/07/07	5,085
2,525	Tuscarawas County, Hospital Facilities, Series MT-103, Rev., VAR, LOC: Lloyds TSB Bank plc, 3.84%, 06/04/07	2,525
862	Warren County Health Care Facilities, Otterbein Homes Project, Series B, Rev., VAR, LOC: Fifth Third Bank, 3.83%, 06/07/07	862
1,840	Warren County, Ralph J. Stolle Countryside, Series 1985, Rev., VAR, LOC: Fifth Third Bank, 3.69%, 06/01/07	1,840

		119,625

	Puerto Rico — 0.9%
1,415	Puerto Rico Highway & Transportation Authority, Macon Trust, Series M, Rev., VAR, FGIC, LIQ: Bank of America, 3.78%, 06/07/07	1,415

	Total Weekly Demand Notes (Cost $121,040)	121,040

	Total Investments — 99.4% (Cost $158,305)*	158,305
	Other Assets in Excess of Liabilities — 0.6%	901

	NET ASSETS — 100.0%	$159,206

Percentages indicated are based on net assets.

ABBREVIATIONS:
*	The cost of securities is substantially the same for federal income tax purposes.
(n)	The rate shown is the effective yield at the date of purchase.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
BAN	Bond Anticipation Notes
COLL	Collateral
COP	Certificates of Participation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
GTY	Guaranty
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
Merlots	Municipal Exempt Receipts Liquidity Optional Tender
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 98.3%
	Asset-Backed Securities — 7.3%
294	Advanta Mortgage Loan Trust, Series 2000-2, Class A6, SUB, 7.72%, 03/25/15	292
	AmeriCredit Automobile Receivables Trust,
2,530	Series 2005-DA, Class A4, 5.02%, 11/06/12	2,512
900	Series 2006-BG, Class A4, 5.21%, 09/06/13	895
319	Amortizing Residential Collateral Trust, Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	320
	Capital Auto Receivables Asset Trust,
1,500	Series 2006-1, Class A4, 5.04%, 05/15/10	1,492
3,800	Series 2006-2, Class A3A, 4.98%, 05/15/11	3,781
	Capital One Auto Finance Trust,
2,730	Series 2005-C, Class A4A, 4.71%, 06/15/12	2,705
900	Series 2007-B, Class A3A, 5.03%, 04/15/12	895
2,155	Capital One Master Trust, Series 1998-1, Class A, 6.31%, 06/15/11	2,172
	Capital One Multi-Asset Execution Trust,
1,300	Series 2003-A4, Class A4, 3.65%, 07/15/11	1,273
395	Series 2003-B5, Class B5, 4.79%, 08/15/13	388
2,000	Series 2005-A8, Class A, 4.40%, 08/15/11	1,976
1,500	Series 2006-A2, Class A, 4.85%, 11/15/13	1,479
	Carmax Auto Owner Trust,
2,200	Series 2005-1, Class A4, 4.35%, 03/15/10	2,175
1,350	Series 2006-1, Class A4, 5.41%, 06/15/11	1,352
	Citibank Credit Card Issuance Trust,
80	Series 2002-B1, Class B1, FRN, 5.68%, 06/25/09	80
50	Series 2002-C3, Class C3, FRN, 6.50%, 12/15/09	50
429	Series 2003-A3, Class A3, 3.10%, 03/10/10	421
1,000	Series 2005-B1, Class B1, 4.40%, 09/15/10	986
	Citibank Credit Card Master Trust I,
640	Series 1999-2, Class A, 5.88%, 03/10/11	646
285	Series 1999-2, Class B, 6.15%, 03/10/11	288
1,160	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	1,141
199	CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, 5.51%, 08/25/32	197
197	Federal Home Loan Mortgage Corp., Structured Pass-Through Securities, Series T-20, Class A6, SUB, 7.49%, 09/25/29	196
350	Ford Credit Auto Owner Trust, Series 2005-C, Class A, 4.36%, 06/15/10	344
750	GE Capital Credit Card Master Note Trust, Series 2005-3, Class A, 4.13%, 06/15/13	726
	Harley-Davidson Motorcycle Trust,
900	Series 2005-3, Class A2, 4.41%, 06/15/12	891
750	Series 2007-1, Class A4, 5.21%, 06/17/13	748
	Honda Auto Receivables Owner Trust,
3,000	Series 2005-2, Class A4, 4.15%, 10/15/10	2,960
737	Series 2005-3, Class A3, 3.87%, 04/20/09	732
1,550	Household Automotive Trust, Series 2006-1, Class A3, 5.43%, 06/17/11	1,550
2,000	Household Credit Card Master Note Trust I, Series 2006-1, Class A, 5.10%, 06/15/12	1,991
	MBNA Credit Card Master Note Trust,
239	Series 2002-C1, Class C1, 6.80%, 07/15/14	251
70	Series 2003-A1, Class A1, 3.30%, 07/15/10	69
295	Series 2003-A6, Class A6, 2.75%, 10/15/10	288
1,000	Series 2003-C1, Class C1, FRN, 7.02%, 06/15/12	1,037
	MBNA Master Credit Card Trust,
65	Series 1999-B, Class C, 6.65%, 08/15/11 (e)	66
5,539	Series 1999-J, Class B, 7.40%, 02/15/12	5,773
760	Series 2000-E, Class A, 7.80%, 10/15/12	813
994	Nissan Auto Receivables Owner Trust, Series 2005-B, Class A3, 3.99%, 07/15/09	988
7	Residential Asset Mortgage Products Inc., Series 2001-RS3, Class AI4, SUB, 6.79%, 10/25/31	7
101	Residential Asset Securities Corp., Series 2001-KS1, Class AI6, 6.35%, 03/25/32	100
71	Residential Funding Mortgage Securities II, Inc., Series 2000-HI1, Class AI7, SUB, 8.29%, 02/25/25	71
471	USAA Auto Owner Trust, Series 2005-3, Class A3, 4.55%, 02/16/10	469
	Wachovia Auto Owner Trust,
790	Series 2005-B, Class A5, 4.93%, 11/20/12	781
1,500	Series 2006-A, Class A3, 5.35%, 02/22/11	1,500
550	WFS Financial Owner Trust, Series 2003-4, Class A4, 3.15%, 05/20/11	546

	Total Asset-Backed Securities (Cost $50,492)	50,413

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

		Collateralized Mortgage Obligations — 14.5%
		Agency CMO — 11.4%
		Federal Home Loan Mortgage Corp.,
48		Series 2, Class Z, 9.30%, 03/15/19	50
23		Series 12, Class A, 9.25%, 11/15/19	23
50		Series 16, Class D, 10.00%, 10/15/19	53
64		Series 17, Class I, 9.90%, 10/15/19	68
103		Series 23, Class F, 9.60%, 04/15/20	109
43		Series 26, Class F, 9.50%, 02/15/20	46
11		Series 81, Class A, 8.13%, 11/15/20	11
41		Series 85, Class C, 8.60%, 01/15/21	43
48		Series 99, Class Z, 9.50%, 01/15/21	50
6		Series 159, Class H, 4.50%, 09/15/21	6
10		Series 189, Class D, 6.50%, 10/15/21	10
-(h	)	Series 1045, Class G, HB, 1066.21%, 02/15/21	-(h	)
10		Series 1053, Class G, 7.00%, 03/15/21	10
28		Series 1056, Class KZ, 6.50%, 03/15/21	28
14		Series 1074, Class H, 8.50%, 05/15/21	14
49		Series 1082, Class C, 9.00%, 05/15/21	49
19		Series 1087, Class I, 8.50%, 06/15/21	19
56		Series 1125, Class Z, 8.25%, 08/15/21	56
57		Series 1142, Class IA, 7.00%, 10/15/21	57
9		Series 1169, Class G, 7.00%, 11/15/21	9
36		Series 1173, Class E, 6.50%, 11/15/21	36
13		Series 1314, Class L, 8.00%, 07/15/07	13
1		Series 1338, Class Q, PO, 08/15/07	1
99		Series 1343, Class LA, 8.00%, 08/15/22	105
6		Series 1386, Class E, IF, FRN, 6.19%, 10/15/07	6
12		Series 1389, Class PS, IF, FRN, 6.72%, 10/15/07	12
30		Series 1417, Class FA, FRN, 5.10%, 11/15/07	30
32		Series 1424, Class F, FRN, 4.85%, 11/15/22	32
545		Series 1480, Class LZ, 7.50%, 03/15/23	561
13		Series 1515, Class SA, IF, FRN, 8.61%, 05/15/08	13
133		Series 1550, Class SC, IF, FRN, 5.75%, 07/15/08	132
94		Series 1565, Class G, 6.00%, 08/15/08	94
13		Series 1575, Class SA, IF, FRN, 3.37%, 08/15/08	13
17		Series 1580, Class P, 6.50%, 09/15/08	17
11		Series 1604, Class MB, FRN, 6.66%, 11/15/08	11
179		Series 1606, Class H, 6.00%, 11/15/08	178
122		Series 1612, Class PH, 6.00%, 11/15/08	122
10		Series 1612, Class SD, FRN, 7.00%, 11/15/08	10
254		Series 1626, Class PT, 6.00%, 12/15/08	254
155		Series 1641, Class FA, FRN, 6.33%, 12/15/13	158
22		Series 1659, Class TZ, 6.75%, 01/15/09	22
77		Series 1673, Class H, 6.00%, 11/15/22	77
434		Series 1688, Class J, 6.00%, 12/15/13	434
188		Series 1701, Class PH, 6.50%, 03/15/09	188
376		Series 1702, Class TJ, 7.00%, 04/15/13	381
357		Series 1754, Class Z, 8.50%, 09/15/24	367
775		Series 1779, Class Z, 8.50%, 04/15/25	773
16		Series 1807, Class G, 9.00%, 10/15/20	17
17		Series 1838, Class H, 6.50%, 04/15/11	17
299		Series 2534, Class HM, 4.50%, 10/15/16	293
1,000		Series 2617, Class UM, 4.00%, 05/15/15	972
627		Series 2640, Class VM, 4.50%, 12/15/21	609
104		Series 2668, Class AD, 4.00%, 01/15/15	102
1,307		Series 2685, Class MX, 4.00%, 07/15/16	1,264
1,295		Series 2755, Class PA, PO, 02/15/29	1,113
274		Series 2763, Class TA, 4.00%, 03/15/11	268
5,302		Series 2765, Class CA, 4.00%, 07/15/17	5,086
1,400		Series 2780, Class YP, 7.50%, 08/15/18	1,458
883		Series 2782, Class HE, 4.00%, 09/15/17	847
1,000		Series 2786, Class PC, 4.50%, 10/15/16	973
969		Series 2825, Class VP, 5.50%, 06/15/15	969
753		Series 2851, Class BD, 4.00%, 02/15/20	731
7,223		Series 2875, Class HA, 4.00%, 11/15/18	6,878
1,015		Series 2927, Class YN, 4.50%, 10/15/32	979
2,959		Series 2962, Class WJ, 5.50%, 06/15/24	2,954
5,225		Series 2993, Class MN, 5.00%, 06/15/23	5,156
1,063		Series 3001, Class YN, 4.50%, 06/15/33	1,023
4,509		Series R008, Class FK, FRN, 5.72%, 07/15/23	4,527
		Federal Home Loan Mortgage Corp. - Government National Mortgage Association,
2,132		Series 31, Class Z, 8.00%, 04/25/24	2,243
346		Series 56, Class Z, 7.50%, 09/20/26 Federal National Mortgage Association,	354
59		Series 25, Class 1, IO, 6.00%, 02/01/13	59
450		Series 108, Class 1, PO, 03/25/20	395
6		Series 268, Class 2, IO, 9.00%, 02/01/23	1
36		Series 1988-7, Class Z, 9.25%, 04/25/18	38
39		Series 1988-13, Class C, 9.30%, 05/25/18	42
35		Series 1988-15, Class A, 9.00%, 06/25/18	37
38		Series 1988-16, Class B, 9.50%, 06/25/18	40
26		Series 1989-2, Class D, 8.80%, 01/25/19	28
77		Series 1989-27, Class Y, 6.90%, 06/25/19	78
20		Series 1989-54, Class E, 8.40%, 08/25/19	21
22		Series 1989-66, Class J, 7.00%, 09/25/19	23
16		Series 1989-70, Class G, 8.00%, 10/25/19	17
298		Series 1989-72, Class E, 9.35%, 10/25/19	321
39		Series 1989-89, Class H, 9.00%, 11/25/19	42

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

19	Series 1989-96, Class H, 9.00%, 12/25/19	20
27	Series 1990-7, Class B, 8.50%, 01/25/20	29
22	Series 1990-12, Class G, 4.50%, 02/25/20	22
504	Series 1990-19, Class G, 9.75%, 02/25/20	543
78	Series 1990-58, Class J, 7.00%, 05/25/20	80
78	Series 1990-61, Class H, 7.00%, 06/25/20	81
40	Series 1990-106, Class J, 8.50%, 09/25/20	43
16	Series 1990-109, Class J, 7.00%, 09/25/20	16
51	Series 1990-111, Class Z, 8.75%, 09/25/20	52
21	Series 1990-117, Class E, 8.95%, 10/25/20	22
22	Series 1990-123, Class G, 7.00%, 10/25/20	23
23	Series 1990-132, Class Z, 7.00%, 11/25/20	24
871	Series 1990-137, Class X, 9.00%, 12/25/20	937
7	Series 1991-53, Class J, 7.00%, 05/25/21	7
86	Series 1991-130, Class C, 9.00%, 09/25/21	91
373	Series 1992-81, Class ZB, 8.50%, 04/25/22	383
8	Series 1992-96, Class B, PO, 05/25/22	7
142	Series 1992-138, Class G, 7.50%, 08/25/22	142
114	Series 1993-71, Class PH, 6.50%, 05/25/08	114
119	Series 1993-101, Class PJ, 7.00%, 06/25/08	120
883	Series 1993-129, Class H, 6.50%, 08/25/08	884
216	Series 1993-134, Class H, 6.50%, 08/25/08	216
351	Series 1993-154, Class H, 6.00%, 08/25/08	351
16	Series 1993-165, Class SN, IF, FRN, 4.43%, 09/25/23	15
10	Series 1993-192, Class SC, IF, FRN, 6.89%, 10/25/08	10
12	Series 1993-196, Class FA, FRN, 5.20%, 10/25/08	12
500	Series 1993-220, Class PJ, 6.00%, 11/25/13	501
4	Series 1993-225, Class MC, PO, 11/25/23	4
6	Series 1993-231, Class SB, IF, FRN, 6.01%, 12/25/08	7
1	Series 1993-233, Class SC, IF, FRN, 5.71%, 12/25/08	1
128	Series 1993-235, Class G, PO, 09/25/23	104
649	Series 1994-7, Class PG, 6.50%, 01/25/09	651
14	Series 1994-20, Class Z, 6.50%, 02/25/09	14
72	Series 1994-32, Class Z, 6.50%, 03/25/09	72
83	Series 1994-33, Class H, 6.00%, 03/25/09	83
562	Series 1994-62, Class PH, 6.90%, 11/25/23	565
737	Series 1995-13, Class D, 6.50%, 09/25/08	738
67	Series 1995-13, Class K, 6.50%, 10/25/08	67
4	Series 1995-23, Class OB, PO, 10/25/07	4
7	Series 1997-46, Class PN, 6.50%, 07/18/12	7
22	Series 1997-55, Class B, 7.00%, 02/18/27	23
4	Series 1997-67, Class GA, 4.00%, 02/25/09	4
99	Series 2001-7, Class PQ, 6.00%, 10/25/15	99
95	Series 2001-61, Class VA, 7.00%, 07/25/12	94
5,000	Series 2003-84, Class GC, 4.50%, 05/25/15	4,895
5,000	Series 2003-113, Class PC, 4.00%, 03/25/15	4,849
742	Series 2004-101, Class AR, 5.50%, 01/25/35	741
2,606	Series 2005-40, Class YA, 5.00%, 09/25/20	2,569
3,000	Series 2005-47, Class AN, 5.00%, 12/25/16	2,963
693	Series 2005-48, Class OM, 5.00%, 03/25/30	679
4,360	Series 2005-68, Class JK, 5.25%, 05/25/35	4,285
5,000	Series 2006-39, Class WB, 5.50%, 10/25/30	4,984
11	Series B, Class 1, IO, 6.00%, 05/01/09	11
33	Series G-11, Class Z, 8.50%, 05/25/21	35
17	Series G-22, Class ZT, 8.00%, 12/25/16	18
39	Series G-41, Class PT, 7.50%, 10/25/21	40
63	Series G92-35, Class E, 7.50%, 07/25/22	65
30	Series G92-40, Class ZC, 7.00%, 07/25/22	31
314	Series G92-44, Class ZQ, 8.00%, 07/25/22	331
70	Series G92-54, Class ZQ, 7.50%, 09/25/22	73
9	Federal National Mortgage Association Whole Loan, Series 1995-W3, Class A, 9.00%, 04/25/25	9
	Government National Mortgage Association,
218	Series 1997-12, Class D, 7.50%, 09/20/27	223
255	Series 2002-71, Class VJ, 6.00%, 12/20/14	254
46	Vendee Mortgage Trust, Series 1994-3C, Class 3, 9.78%, 03/15/21	49

		79,112

	Non-Agency CMO — 3.1%
469	ABN Amro Mortgage Corp., Series 2003-7, Class A3, 4.50%, 07/25/18	446
3,000	Banc of America Mortgage Securities Inc., Series 2004-E, Class 2A5, FRN, 4.11%, 06/25/34	2,936
1,300	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 3A, VAR, 4.95%, 10/25/33	1,289
5,653	Cendant Mortgage Corp., Series 2004-3, Class A3, VAR, 5.52%, 06/25/34	5,618
777	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	774
3,373	CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A1, 4.49%, 11/15/36	3,296

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,213	First Horizon Alternative Mortgage Securities, Series 2005-FA7, Class 1A5, 5.50%, 10/25/35	1,209
	GMAC Mortgage Corp., Loan Trust,
42	Series 2003-J1, Class A3, 5.25%, 03/25/18	42
1,312	Series 2003-J4, Class 2A1, 4.75%, 09/25/18	1,262
22	Impac CMB Trust, Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	22
26	Kidder Peabody Mortgage Assets Trust, Series A, Class A1, 6.50%, 02/22/17	26
1,497	MASTR Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 05/25/18	1,487
15	Merrill Lynch Trust, Series 44, Class G, 9.00%, 08/20/20	15
	Paine Webber CMO Trust,
2	Series J, Class 3, 8.80%, 05/01/18	2
21	Series L, Class 4, 8.95%, 07/01/18	22
1,000	Residential Accredit Loans Inc., Series 2003-QR24, Class A7, 4.00%, 07/25/33	962
20	Salomon Brothers Mortgage Securities VII Inc., Series 2000-UP1, Class A2, 8.00%, 09/25/30	20
3	Structured Mortgage Asset Residential Trust, Series 1993-2A, Class AE, 7.60%, 03/25/09	3
227	WaMu Mortgage Pass-Through Certificates, Series 2003-S3, Class 1A31, 5.25%, 06/25/33	225
	Wells Fargo Mortgage Backed Securities Trust,
1,649	Series 2003-12, Class A3, 5.00%, 11/25/18	1,608
227	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	217

		21,481

	Total Collateralized Mortgage Obligations (Cost $101,044)	100,593

	Commercial Mortgage-Backed Securities — 1.9%
4,095	Bear Stearns Commercial Mortgage Securities, Series 1999-WF2, Class A2, 7.08%, 07/15/31	4,188
648	Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A2, 3.70%, 02/13/46	633
1,131	Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A1, VAR, 5.72%, 03/15/49	1,139
143	Commercial Mortgage Acceptance Corp., Series 1992-C2, Class A2, 6.03%, 09/15/30	143
979	DLJ Commercial Mortgage Corp., Series 1999-CG2, Class A1B, 7.30%, 06/10/32	1,007
1,089	First Union - Chase Commercial Mortgage, Series 1999-C2, Class A2, 6.65%, 06/15/31	1,105
3,195	Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A2, 4.07%, 10/12/41	3,104
1,630	Morgan Stanley Capital I, Series 2006-T23, Class A1, 5.68%, 08/12/41	1,641

	Total Commercial Mortgage-Backed Securities (Cost $13,013)	12,960

	Corporate Bonds — 19.3%
	Airlines — 0.1%
590	American Airlines, Inc. FRN, 5.97%, 09/23/07	591

	Automobiles — 0.6%
4,000	DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08	3,944

	Capital Markets — 2.7%
	Bear Stearns Cos., Inc. (The),
1,000	2.88%, 07/02/08	973
2,975	4.00%, 01/31/08	2,950
610	6.75%, 12/15/07	614
	Citicorp,
441	Series C, 6.75%, 10/15/07	443
545	Series C, 7.00%, 07/01/07	545
	Credit Suisse USA Inc.,
2,000	4.70%, 06/01/09	1,977
551	6.90%, 10/01/07	554
	Goldman Sachs Group, Inc. (The),
2,000	3.88%, 01/15/09	1,956
2,000	6.65%, 05/15/09	2,046
500	Series A, 6.50%, 02/25/09 (e)	508
	Lehman Brothers Holdings, Inc.,
450	3.50%, 08/07/08	439
1,000	3.95%, 11/10/09	970
1,000	Lehman Brothers Inc., 6.63%, 02/15/08	1,008
	Merrill Lynch & Co Inc.,
1,000	4.79%, 08/04/10	981
2,500	6.00%, 02/17/09	2,521
500	Morgan Stanley, 3.88%, 01/15/09	489

		18,974

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Chemicals — 0.5%
1,810	Dow Chemical Co., (The) 5.97%, 01/15/09	1,816
1,400	Potash Corp of Saskatchewan (Canada) 7.75%, 05/31/11	1,507

		3,323

	Commercial Banks — 3.4%
	Bank of America Corp.,
685	6.63%, 08/01/07	686
362	6.63%, 10/15/07	363
1,790	7.13%, 03/01/09	1,841
388	7.13%, 10/15/11	412
103	Bankers Trust Corp., Series A, 6.70%, 10/01/07	103
1,050	Bayerische Landesbank, Series YDPN, 5.88%, 12/01/08	1,057
500	BB&T Corp., 7.25%, 06/15/07	500
	FleetBoston Financial Corp.,
400	4.20%, 11/30/07	398
470	6.50%, 03/15/08	474
1,900	HSBC Holdings plc (United Kingdom) 7.50%, 07/15/09	1,977
5,000	M&I Marshall & Ilsley Bank, 3.80%, 02/08/08	4,948
460	PNC Funding Corp., 6.88%, 07/15/07	461
475	Republic New York Corp., 5.88%, 10/15/08	477
2,800	Royal Bank of Canada (Canada), 3.88%, 05/04/09	2,727
2,215	SunTrust Banks Inc., 4.00%, 10/15/08	2,175
	Wachovia Corp.,
500	6.00%, 10/30/08	504
1,600	6.25%, 08/04/08	1,607
3,235	Wells Fargo & Co., 3.12%, 08/15/08	3,139

		23,849

	Computers & Peripherals — 0.6%
4,109	International Business Machines Corp., 3.80%, 02/01/08	4,069

	Consumer Finance — 2.8%
1,000	AIG SunAmerica Global Financing VII, 5.85%, 08/01/08 (e)	1,005
2,000	American Express Credit Corp., 3.00%, 05/16/08	1,956
500	American General Finance Corp., Series H, 4.50%, 11/15/07	498
570	American Honda Finance Corp., 3.85%, 11/06/08 (e)	558
1,875	Beneficial Corp., 6.47%, 11/17/08	1,888
	International Lease Finance Corp.,
5,000	3.50%, 04/01/09	4,832
1,400	4.50%, 05/01/08	1,386
1,420	John Deere Capital Corp., 5.65%, 07/25/11	1,430
	Pitney Bowes Credit Corp.,
2,100	5.75%, 08/15/08	2,109
2,852	8.63%, 02/15/08	2,912
1,000	SLM Corp., 4.00%, 01/15/10	949

		19,523

	Diversified Financial Services — 4.3%
	Associates Corp. of North America,
1,400	6.88%, 11/15/08	1,428
1,121	8.15%, 08/01/09	1,184
340	8.55%, 07/15/09	361
1,300	Caterpillar Financial Services Corp., Series F, 4.50%, 09/01/08	1,285
	CIT Group Inc.,
1,500	4.13%, 11/03/09	1,451
500	5.88%, 10/15/08	502
	General Electric Capital Corp.,
950	8.30%, 09/20/09	1,011
2,000	8.63%, 06/15/08	2,059
4,150	Series A, SUB, 8.13%, 04/01/08	4,239
1,000	John Hancock Global Funding II, 3.50%, 01/30/09 (e)	967
1,600	MassMutual Global Funding II, 2.55%, 07/15/08 (e)	1,542
465	National Rural Utilities Cooperative Finance Corp., 3.25%, 10/01/07	461
4,000	New York Life Global Funding, 3.88%, 01/15/09 (e)	3,904
	Pricoa Global Funding I,
1,510	3.90%, 12/15/08 (e)	1,473
3,000	4.35%, 06/15/08 (e)	2,953

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,000	Textron Financial Corp., 4.13%, 03/03/08	991
450	TIAA Global Markets Inc., 4.13%, 11/15/07 (e)	447
	USAA Capital Corp.,
500	4.00%, 12/10/07 (e)	496
600	6.58%, 10/01/07 (e)	602
175	Series B 4.64%, 12/15/09 (e)	172
1,900	Wells Fargo Financial Inc., 6.85%, 07/15/09	1,951

		29,479

	Diversified Telecommunication Services — 0.7%
1,500	SBC Communications Capital Corp., Series D, 6.79%, 07/13/07	1,502
500	Southwestern Bell Telephone, Series C, 5.95%, 10/15/07	501
2,870	GTE Corp., Series PA-892, Rev., 6.46%, 04/15/08	2,892

		4,895

	Food & Stables Retailing — 0.1%
1,000	Wal-Mart Stores Inc., 4.00%, 01/15/10	968

	Insurance — 0.8%
1,050	Allstate Financial Global Funding, 2.50%, 06/20/08 (e)	1,018
900	ASIF Global Financing XXIII, 3.90%, 10/22/08 (e)	883
1,000	Jackson National Life Global Funding, 3.50%, 01/22/09 (e)	973
500	Metropolitan Life Global Funding I, 2.60%, 06/19/08 (e)	486
	Monumental Global Funding II,
125	3.45%, 11/30/07 (e)	124
1,000	3.85%, 03/03/08 (e)	988
1,085	Pacific Life Global Funding, 3.75%, 01/15/09 (e)	1,058

		5,530

	Multi-Utilities — 0.4%
3,000	Duke Energy Corp., 4.20%, 10/01/08	2,948

	Oil, Gas & Consumable Fuels — 0.2%
1,500	Occidental Petroleum Corp., 4.00%, 11/30/07	1,490

	Paper & Forest Products — 0.4%
690	International Paper Co., 4.25%, 01/15/09	675
	Willamette Industries, Inc.,
750	Series C, 6.45%, 06/18/09	760
1,000	Series C, 6.45%, 07/14/09	1,016

		2,451

	Real Estate Investment Trusts (REITS) — 0.1%
1,000	Simon Property Group LP, 3.75%, 01/30/09	974

	Road & Rail — 0.5%
1,440	Burlington Northern Santa Fe Corp., 6.13%, 03/15/09	1,455
2,000	Union Pacific Corp., 6.79%, 11/09/07	2,009

		3,464

	Thrifts & Mortgage Finance — 1.1%
1,788	Countywide Home Loans, Inc., Series E, 6.94%, 07/16/07	1,791
2,000	Washington Mutual Bank, 6.88%, 06/15/11	2,086
	Washington Mutual Inc.,
1,000	4.00%, 01/15/09	976
1,820	4.20%, 01/15/10	1,764
1,000	World Savings Bank FSB, 4.50%, 06/15/09	981

		7,598

	Total Corporate Bonds (Cost $135,358)	134,070

	Mortgage Pass-Through Securities — 9.1%
	Federal Home Loan Mortgage Corp. Gold Pools,
4,726	4.00%, 07/01/18 - 09/01/18	4,437
1,426	4.50%, 04/01/16	1,373
6,091	5.00%, 05/01/18	5,957
151	5.50%, 01/01/09 - 11/01/12	151
108	6.00%, 07/01/08 - 06/01/11	109

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

83		6.00%, 01/01/19	84
1,241		6.00%, 07/01/32	1,247
81		6.25%, 07/01/09	81
10		6.50%, 07/01/13	10
752		6.50%, 10/01/08 - 07/01/16	770
226		6.50%, 08/01/18 - 05/01/21	234
164		7.00%, 03/01/14	169
542		7.00%, 12/01/08 - 03/01/15	554
275		7.50%, 08/01/07 - 11/01/11	279
748		7.50%, 10/01/16 - 07/01/18	787
335		8.00%, 09/01/09 - 01/01/12	345
88		8.50%, 02/01/08 - 05/01/10	91
13		8.50%, 11/01/15	14
		Federal Home Loan Mortgage Corp. Pools,
746		8.00%, 06/01/07 - 05/01/19	759
35		8.25%, 08/01/09 - 08/01/17	35
58		8.50%, 12/01/07 - 11/01/19	59
90		8.75%, 05/01/09 - 05/01/11	92
26		9.00%, 09/01/09 - 11/01/09	26
118		ARM, 4.58%, 12/01/17	118
684		ARM, 4.64%, 03/01/35	679
12		ARM, 7.07%, 09/01/25	12
209		ARM, 7.13%, 01/01/27	210
293		ARM, 7.21%, 12/01/27	295
9		ARM, 7.30%, 01/01/27	9
		Federal National Mortgage Association Pools,
1,666		4.00%, 07/01/13	1,607
10,594		4.00%, 07/01/18 - 01/01/19	9,936
1,687		4.50%, 11/01/14	1,645
2,830		4.50%, 05/01/18 - 07/01/18	2,715
142		5.00%, 12/01/13	139
37		5.50%, 07/01/09	37
4,624		5.50%, 10/01/08 - 01/01/20	4,603
5,955		5.50%, 08/01/34 - 03/01/37	5,817
389		6.00%, 01/01/09 - 08/01/14	393
117		6.00%, 07/01/17	118
519		6.00%, 03/01/18 - 07/01/19	525
1,379		6.50%, 05/01/08 - 09/01/13	1,399
14		6.50%, 08/01/14	14
1,596		6.50%, 02/01/08 - 08/01/19	1,643
56		6.50%, 03/01/26	57
305		7.00%, 10/01/08 - 06/01/15	312
293		7.00%, 11/01/07 - 08/01/21	305
598		7.50%, 01/01/08 - 05/01/15	607
12		7.50%, 01/01/11	12
115		7.50%, 08/15/09 - 06/01/16	119
75		8.00%, 07/01/07 - 11/01/15	76
137		8.00%, 07/01/14 - 11/01/15	145
90		8.50%, 01/01/10 - 03/01/27	95
446		8.00%, 01/01/09 - 12/01/30	467
219		8.50%, 11/01/11	226
22		9.00%, 02/01/10 - 03/01/12	23
218		9.00%, 02/01/31	237
1		9.50%, 12/01/09	1
93		9.50%, 07/01/28	101
26		10.00%, 02/01/24	29
49		ARM, 4.86%, 08/01/17	49
2,384		ARM, 4.89%, 12/01/35	2,373
4,698		ARM, 4.92%, 09/01/34	4,674
48		ARM, 5.37%, 11/01/16	48
57		ARM, 5.62%, 01/01/19	57
78		ARM, 5.63%, 07/01/27	79
138		ARM, 6.76%, 03/01/19	138
19		ARM, 6.79%, 08/01/19	19
50		ARM, 7.15%, 06/01/27	51
25		ARM, 7.37%, 05/01/25	25
1		ARM, 7.47%, 10/01/27	1
13		ARM, 7.72%, 10/01/25	13
		Government National Mortgage Association Pools,
117		6.00%, 04/15/14 - 11/20/14	118
231		6.50%, 07/15/08 - 07/15/09	233
14		7.00%, 01/15/09	14
23		8.00%, 09/15/09	23
-(h	)	9.00%, 01/15/08	-(h	)
41		7.50%, 09/20/28	42
166		8.00%, 10/15/07 - 12/20/27	176
152		8.50%, 03/20/25 - 04/20/25	164
145		9.00%, 09/15/09 - 10/15/26	149
938		9.50%, 07/15/20 - 12/15/25	1,021
91		12.00%, 11/15/19	102
187		ARM, 5.37%, 05/20/17 - 05/20/21	189
281		ARM, 5.75%, 08/20/16 - 09/20/22	285
25		ARM, 6.00%, 03/20/16 - 08/20/18	25
270		ARM, 6.12%, 11/20/15 - 11/20/25	273
14		ARM, 6.25%, 08/20/21	14
159		ARM, 6.38%, 01/20/16 - 01/20/28	160

		Total Mortgage Pass-Through Securities (Cost $62,822)	62,904

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 16.4%
	Federal Farm Credit Bank,
500	3.01%, 08/06/07	498
300	3.05%, 07/07/08	293
400	3.63%, 12/24/07	396
	Federal Home Loan Bank System,
300	2.70%, 07/07/08	292
1,000	2.75%, 06/04/07	1,000
3,000	2.87%, 07/02/08	2,924
4,000	3.00%, 01/08/08	3,945
800	3.00%, 06/18/08	781
500	3.00%, 07/09/08	488
500	3.00%, 07/14/08	488
800	3.00%, 12/17/08	773
1,090	3.01%, 06/25/07	1,088
600	3.01%, 01/18/08	591
1,750	3.02%, 04/22/08	1,715
600	3.03%, 06/30/08	586
905	3.05%, 06/12/08	885
200	3.06%, 03/28/08	196
2,000	3.13%, 06/29/07	1,997
845	3.13%, 12/30/08	818
390	3.13%, 01/09/09	377
550	3.17%, 09/25/07	546
500	3.23%, 10/26/07	496
605	3.25%, 06/12/08	593
580	3.25%, 07/25/08	567
1,245	3.25%, 12/18/08	1,208
850	3.25%, 01/09/09	824
840	3.30%, 03/04/08	827
500	3.31%, 01/23/09	485
450	3.31%, 04/14/09	435
875	3.32%, 12/18/07	866
1,800	3.33%, 06/10/08	1,765
600	3.33%, 12/19/08	583
2,035	3.35%, 12/26/08	1,976
500	3.38%, 10/22/07	496
735	3.38%, 07/30/08	719
1,610	3.45%, 12/05/08	1,568
440	3.50%, 05/20/08	432
450	3.55%, 11/07/07	447
500	3.56%, 01/30/09	487
500	3.63%, 05/05/08	492
2,760	3.63%, 08/13/08	2,707
350	3.63%, 04/15/09	340
500	3.63%, 04/22/09	486
100	6.03%, 01/30/08	100
	Federal Home Loan Mortgage Corp.,
1,700	3.00%, 09/18/07	1,689
4,000	3.00%, 01/22/08	3,942
500	3.00%, 07/08/08	488
662	3.00%, 07/14/08	646
1,868	3.00%, 11/28/08	1,806
420	3.05%, 09/10/07	418
575	3.15%, 06/04/08	563
2,000	3.25%, 06/04/08	1,960
1,459	3.29%, 06/16/09	1,404
1,000	3.50%, 09/27/07	995
1,089	3.50%, 08/27/08	1,065
2,450	3.50%, 03/25/09	2,377
863	3.60%, 05/13/08	849
2,000	4.13%, 07/12/10	1,942
11,000	6.63%, 09/15/09	11,344
775	SUB, 3.50%, 04/28/09	751
	Federal National Loan Mortgage Association,
500	2.65%, 07/16/07	498
600	2.65%, 06/30/08	583
10,050	3.00%, 06/04/08	9,825
1,000	3.00%, 06/11/08	977
2,860	3.00%, 06/12/08	2,795
1,250	3.15%, 05/27/09	1,202
860	3.30%, 06/02/09	830
575	3.50%, 07/24/08	564
200	3.50%, 04/09/09	194
4,000	3.88%, 02/15/10	3,875
20,000	6.38%, 06/15/09	20,461

	Total U.S. Government Agency Securities (Cost $113,898)	113,619

	U.S. Treasury Obligations — 29.5%
	U.S. Treasury Inflation Indexed Bonds,
1,271	3.63%, 01/15/08	1,276
3,756	3.88%, 01/15/09	3,831
1,037	4.25%, 01/15/10	1,083
	U.S. Treasury Notes,
5,000	2.63%, 05/15/08	4,888
5,000	2.75%, 08/15/07	4,979
3,000	3.00%, 11/15/07	2,975
6,500	3.00%, 02/15/08	6,410

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

2,000	3.13%, 10/15/08	1,950
4,000	3.13%, 04/15/09	3,871
9,000	3.25%, 08/15/08 (m)	8,812
8,000	3.38%, 02/15/08	7,908
3,000	3.38%, 09/15/09	2,902
500	3.50%, 11/15/09	484
10,500	3.63%, 01/15/10	10,181
8,000	3.75%, 05/15/08	7,904
38,500	3.88%, 05/15/09 (m)	37,754
6,200	4.00%, 09/30/07	6,182
15,000	4.25%, 10/31/07	14,964
10,000	4.38%, 12/31/07	9,970
24,000	4.50%, 02/15/09	23,816
6,000	4.63%, 02/29/08	5,981
8,000	4.63%, 03/31/08	7,973
2,400	4.63%, 11/15/09	2,385
1,000	4.75%, 11/15/08	996
1,000	4.88%, 01/31/09	998
17,000	4.88%, 05/15/09	16,988
7,000	5.63%, 05/15/08 (m)	7,036

	Total U.S. Treasury Obligations (Cost $205,270)	204,497

	Supranational — 0.3%
	International Bank for Reconstruction & Development,
1,500	5.05%, 05/29/08	1,498
544	Zero Coupon, 08/15/08	510

	Total Supranational (Cost $2,024)	2,008

	Total Long-Term Investments (Cost $683,921)	681,064

Shares

Short-Term Investment — 1.8%
Investment Company — 1.8%
12,353	JPMorgan U.S. Government Money Market Fund (b) (Cost $12,353)	12,353

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 26.4%
	Asset-Backed Securities — 0.6%
376	Countywide Home Loans, FRN, 5.43%, 12/28/07	376
2,930	GSAA, Series 2006-3, Class A1, FRN, 5.40%, 02/22/08	2,930
670	MABS, Series 2006-NC1, Class A1, FRN, 5.40%, 02/25/08	670

		3,976

	Certificates of Deposits — 1.6%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
1,250	Calyon, New York, FRN, 5.40%, 03/15/10	1,250
5,000	Canadian Imperial Bank, New York, FRN, 5.40%, 06/30/08	5,000

		11,249

	Corporate Notes — 14.7%
6,000	BBVA, Senior Finance S.A., FRN, 5.39%, 03/12/10	6,000
8,000	Beta Finance Inc., FRN, 5.37%, 01/15/08	8,000
6,800	Caixa Catal, FRN, 5.40%, 06/27/08	6,800
2,000	CDC Financial Products, Inc., FRN, 5.36%, 07/31/07	2,000
3,900	Citigroup Global Markets Holding, Inc., FRN, 5.38%, 06/07/07	3,900
5,999	Comerica, Inc., FRN, 5.31%, 11/13/07	5,999
8,000	Dorada Finance Inc., FRN, 5.37%, 01/14/08	8,000
6,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	6,000
11,000	Goldman Sachs Group, Inc., FRN, 5.43%, 05/30/08	11,000
5,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	5,999
8,500	Macquarie Bank Ltd., FRN, 5.35%, 06/30/08	8,500
6,500	Metropolitan Life Global Funding, FRN, 5.31%, 06/30/08	6,500
7,300	Monumental Global Funding, FRN, 5.41%, 05/28/10	7,300
4,000	Morgan Stanley, FRN, 5.49%, 06/30/08	4,000
5,000	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	5,000
	Pricoa Global Funding I,
5,000	FRN, 5.31%, 06/30/08	5,000
2,000	FRN, 5.41%, 12/15/09	2,000

		101,998

JPMorgan Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount($)	Security Description	Value ($)

	Repurchase Agreements — 9.5%
30,840	Bank of America Securities LLC, 5.32%, dated 5/31/07, due 06/01/07, repurchase price $30,845, collateralized by U.S. Government Agency Mortgages	30,840
35,000	Bear Stearns Cos., Inc., 5.31%, dated 5/31/07, due 06/01/07, repurchase price $35,005, collateralized by U.S. Government Agency Mortgages	35,000

		65,840

	Total Investments of Cash Collateral for Securities on Loan (Cost $183,063)	183,063

	Total Investments — 126.5% (Cost $879,337)	876,480
	Liabilities in Excess of Other Assets — (26.5)%	(183,515)

	NET ASSETS — 100.0%	$692,965

Percentages indicated are based on net assets.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,093
Aggregate gross unrealized depreciation	(3,950)

Net unrealized appreciation/depreciation	$(2,857)

Federal income tax cost of investments	$879,337

Abbreviations:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(h)	Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007.
HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007.
VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007.

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.6%
	Municipal Bonds — 98.6%
	Alabama — 2.4%
250	Alabama Public Housing Authorities, Series A, Rev., FSA, 3.50%, 01/01/10	248
	Huntsville Madison County Airport Authority,
2,330	Rev., FSA, 5.00%, 07/01/12	2,423
2,450	Rev., FSA, 5.00%, 07/01/13	2,561
900	Jefferson County, Sub Series A-4, Rev., VAR, AMBAC, 3.70%, 06/07/07	900

		6,132

	Alaska — 2.1%
1,945	Alaska Energy Authority, Power, Bradley Lake, Third Series, Rev., FSA, 6.00%, 07/01/09	2,030
	Alaska Student Loan Corp.,
250	Series A, Rev., AMBAC, 5.35%, 07/01/07	250
2,915	Series A, Rev., AMBAC, 5.65%, 07/01/07	2,919

		5,199

	Arizona — 7.2%
2,400	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 4.76%, 02/01/13	2,429
1,365	City of Sedona, Excise Tax, Rev., MBIA, 5.00%, 07/01/08	1,383
1,000	City of Tucson, GO, FGIC, 6.40%, 07/01/08	1,028
11,705	Maricopa County IDA, Coral Point Apartments Project, Series A, Rev., VAR, 4.95%, 03/01/28	11,709
1,000	Salt River Project, Agricultural Improvement & Power Distribution, Electric Systems, Series C, Rev., 6.50%, 01/01/09	1,041
445	Tucson & Prima Counties IDA, Mortgage-Backed Securities Program, Series 1A, Rev., VAR, GNMA/FNMA, 7.45%, 01/01/10	459

		18,049

	California — 3.9%
3,400	City of Lodi, Electric Systems, Series B, COP, MBIA, Zero Coupon, 01/15/09 (p)	1,302
5,000	Contra Costa County, Multi-Family Housing, Pleasant Hill Bart Transit, Series A, Rev., VAR, 3.95%, 06/19/07	5,004
2,400	Golden State Tobacco Securitization Corp., Asset-Backed, Senior Series A-1, Rev., 4.50%, 06/01/17	2,344
1,210	Orange County, Water District, Series B, COP, MBIA, 4.50%, 08/15/09	1,230

		9,880

	Colorado — 5.9%
5,750	Arapahoe County Water & Wastewater Authority, Series C, Rev., VAR, LOC: BNP Paribas, 3.13%, 12/01/07	5,603
480	Colorado Housing & Finance Authority, Multi-Family Project, Series C-3, Class I, AMT, Rev., 3.50%, 10/01/07	480
2,500	Countrydale Metropolitan District, GO, VAR, LOC: Compass Bank, 3.50%, 12/01/07	2,497
	Delta County, Memorial Hospital District Enterprise,
1,065	Rev., 3.75%, 09/01/07	1,063
1,025	Rev., 4.10%, 09/01/08	1,022
1,155	Rev., 4.45%, 09/01/09	1,156
975	Denver City & County, Metropolitan Mayors Caucus, Series A, Rev., VAR, GNMA/FNMA/FHLMC COLL, 6.35%, 05/01/09	985
1,570	Denver City & County, Various Purpose, Series B, GO, 5.75%, 08/01/08	1,606
425	El Paso County, Single Family Mortgage, Series A, Rev., 6.20%, 05/01/12	426

		14,838

	Connecticut — 1.9%
5	City of New Haven, Series C, GO, MBIA, 5.00%, 11/01/08 (p)	5
	State of Connecticut,
3,000	Series B, GO, 5.25%, 06/15/09	3,090
1,495	Series B, GO, 5.75%, 11/01/09 (p)	1,577

		4,672

	District of Columbia — 0.1%
185	District of Columbia, Unrefunded Balance, Series A, GO, MBIA-IBCC, 6.00%, 06/01/07	185

	Florida — 6.2%
1,600	Broward County, Resource Recovery, Wheelabrator, Series A, Rev., 5.50%, 12/01/08	1,639
1,185	City of Atlantic Beach, Health Care, Fleet Landing Project, Rev., ACA, 5.25%, 10/01/08	1,205

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

2,195	Collier County School Board, COP, FSA, 5.38%, 02/15/12 (p)	2,334
1,200	Escambia County, Housing Finance Authority, Multi-County Program Series A, Rev., GNMA/FNMA, 2.63%, 10/01/09	1,172
485	Florida Housing Finance Corp., Homeowner Mortgage Series 2, Rev., AMT, FSA, 4.35%, 07/01/07	485
3,500	Highlands County Health Facilities Authority, Adventist Health Hospital, Series I, Rev., VAR, 5.00%, 11/15/29	3,582
3,000	Miami-Dade County Educational Facilities Authority, University of Miami, Series B, Rev., 5.00%, 04/01/12	3,132
2,000	University Athletic Association, Inc., Athletic Program, Rev., VAR, 3.80%, LOC: Suntrust Bank, 10/01/31	1,986

		15,535

	Georgia — 2.7%
5,000	Coweta County, Sales Tax, GO, AMBAC, 5.00%, 03/01/11	5,204
	Monroe County Development Authority, Oglethorpe Power Corp.,
905	Series A, Rev., MBIA-IBCC, 6.70%, 01/01/09	945
500	Series A, Rev., MBIA-IBCC, 6.75%, 01/01/10	535

		6,684

	Guam — 0.4%
1,130	Guam Education Financing Foundation, Series A, COP, 5.00%, 10/01/07	1,134

	Hawaii — 0.8%
2,000	Honolulu City & County, GO, MBIA-IBCC, 5.45%, 09/11/08 (p)	2,041

	Illinois — 4.0%
5,000	Centerpoint Intermodal Center Program Trust, Tax Allocation, Series F3, VAR, LIQ: Lehman Brothers Special Financing, 3.89%, 06/15/23	5,000
1,000	City of Chicago, Second Lien, Rev., MBIA, 6.00%, 01/01/10 (p)	1,062
1,000	Cook County Forest Preservation District, GO, AMBAC, 5.00%, 11/15/09	1,028
1,250	Illinois Health Facilities Authority, Centegra Health System, Rev., 5.50%, 09/01/07	1,254
1,675	Winnebago County, School District No. 122 Harlem-Loves Park, GO, FGIC, 6.55%, 06/01/09	1,761

		10,105

	Indiana — 1.2%
1,055	Indiana Educational Facilities Authority, Butler University Project, Rev., MBIA, 4.75%, 02/01/08	1,062
	New Albany School District, Floyd County School Building Corp., First Mortgage,
635	Rev., FGIC, 5.00%, 01/15/09	647
1,305	Rev., FGIC, 5.00%, 01/15/10	1,342

		3,051

	Kansas — 0.4%
1,010	Saline County Unified School District No. 305, GO, FSA, 5.25%, 09/01/08	1,027

	Louisiana — 0.5%
145	Louisiana Housing Finance Agency, Single Family Home Ownership, Series B-2, Rev., GNMA/FNMA FHA/VA MTGS, 6.20%, 12/01/07	146
	Parish of St. Mary, Solid Waste,
225	Rev., 5.40%, 03/01/08	226
280	Rev., 5.40%, 03/01/09	284
295	Rev., 5.40%, 03/01/10	301
310	Rev., 5.40%, 03/01/11	318

		1,275

	Maryland — 0.8%
1,931	City of Baltimore, Port Facilities, Series 1409, Rev., VAR, LIQ: Morgan Stanley, 3.96%, 06/21/07	1,930

	Massachusetts — 3.9%
3,850	City of Quincy, Longs, Rev., IF, FSA, 6.44%, 06/21/07	3,858
745	Commonwealth of Massachusetts, Series B, GO, 6.50%, 08/01/08 (p)	767
3,000	Massachusetts Housing Finance Agency, Insured Construction Loan, Series A, Rev., FSA, 4.13%, 01/01/08	3,004
	New Bedford Housing Authority, Capital Funding Program,
605	Series A, Rev., 2.40%, 10/01/07	601
620	Series A, Rev., 2.70%, 10/01/08	609
635	Series A, Rev., 3.00%, 10/01/09	621
375	Series A, Rev., 3.20%, 10/01/10	366

		9,826

	Michigan — 0.9%
1,240	Saginaw Hospital Finance Authority, Covenant Medical Center, Series G, Rev., 4.75%, 07/01/08	1,249
1,000	Traverse City Area Public Schools, GO, FGIC, 4.35%, 05/01/08	1,006

		2,255

	Mississippi — 1.8%
4,540	Biloxi Housing Authority, Cadet Point Senior Village, Rev., FSA, 3.25%, 07/06/07	4,517

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Missouri — 1.8%
2,500	City of St. Louis, Lamber-St. Louis International Airport, Series A, Rev., FSA, 5.00%, 07/01/09	2,560
1,340	Missouri Development Finance Board Infrastructure, Public Safety Improvement, Series D, Rev., 5.00%, 03/01/08	1,351
665	Riverview Gardens School District, Capital Appreciation, GO, FSA, Zero Coupon, 04/01/11	571

		4,482

	Nebraska — 0.4%
1,000	State of Nebraska, State Information Systems Project, COP, 4.40%, 07/01/08	1,007

	Nevada — 1.0%
2,500	Clark County, Junior Sub Lien, Series B-1, Rev., AMT, 5.00%, 07/01/08	2,530

	New Hampshire — 1.6%
4,000	New Hampshire Business Finance Authority, Series A, Rev., VAR, 3.50%, 02/01/09	3,957

	New Jersey — 3.1%
2,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., MBIA, 5.25%, 12/15/09	2,071
2,685	South Jersey Port Corp., Rev., AMT, 5.00%, 01/01/08	2,699
2,750	Tobacco Settlement Financing Corp., Asset-Backed, Rev., 6.13%, 06/01/12 (p)	3,029

		7,799

	New Mexico — 1.4%
3,380	New Mexico State Transportation Commission, Senior Sub Lien Tax, Series A, Rev., 5.00%, 06/15/09 (p)	3,459

	New York — 2.1%
5	New York City, Series F, GO, 5.38%, 02/01/08 (p)	5
	New York City, Unrefunded Balance,
1,520	Series A, GO, 6.25%, 07/06/07	1,546
495	Series F, GO, 5.38%, 02/01/08	504
3,000	New York State Dormitory Authority, Series B, Rev., VAR, 5.25%, 05/15/12	3,168

		5,223

	North Carolina — 2.2%
3,000	North Carolina Housing Finance Agency, Series 27-A, Rev., VAR, AMT, 3.69%, 06/01/08	2,994
	North Carolina Medical Care Commission, First Mortgage, Deerfield,
1,000	Series A, Rev., 3.13%, 11/01/09	977
1,500	Series A, Rev., 3.38%, 11/01/10	1,461

		5,432

	North Dakota — 0.6%
	North Dakota State Housing Finance Agency, Home Mortgage Finance,
825	Series B, Rev., 2.95%, 07/01/07	824
580	Series B, Rev., 3.30%, 07/01/08	576

		1,400

	Ohio — 5.5%
615	Cleveland-Cuyahoga County Port Authority, Bond Fund Program, Myers University Project, Series E, Rev., 4.65%, 05/15/14	613
6,000	Cleveland-Cuyahoga County Port Authority, Rock & Roll Hall of Fame Project, Rev., FSA, 3.60%, 12/01/07	5,860
	Columbus Regional Airport Authority, Joseph Knight Towers Projects,
160	Series A, Rev., GNMA COLL, 3.60%, 02/20/09	159
480	Series A, Rev., GNMA COLL, 4.30%, 02/20/14	478
1,690	Ohio State Building Authority, State Facilities, Adult Correction Building, Series A, Rev., 5.75%, 04/01/09	1,748
3,000	State of Ohio, Mental Health Capital Facilities, Series II-A, Rev., AMBAC, 4.00%, 08/01/09	3,015
2,000	State of Ohio, Water Development Authority, Waste Management, Solid Waste, Rev., VAR, 4.85%, 11/01/07	2,001

		13,874

	Oklahoma — 0.3%
685	Oklahoma Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA, 6.80%, 09/01/09	702

	Oregon — 1.6%
4,089	MMA Financial CDD Senior Securitization Trust, Harmony Pass-Through Certificates, Series A, Rev., VAR, LOC: Compass Bank, 3.38%, 11/01/08 (i)	4,041

	Pennsylvania — 2.0%
500	City of Philadelphia, Gas Works, Series A-1, Rev., FSA, 5.00%, 09/01/09	512
3,625	City of Philadelphia, Water & Wastewater, Series A, Rev., AMBAC, 5.00%, 08/01/13	3,837
400	Pennsylvania State Higher Educational Facilities Authority, Allegheny Delaware Obligation, Series A, Rev., MBIA, 5.60%, 11/15/09	415
145	Pennsylvania State Housing Finance Agency, Single Family Mortgage, Series 65A, Rev., AMT, 4.60%, 10/01/08	146

		4,910

	Puerto Rico — 0.5%
1,295	Commonwealth of Puerto Rico, Unrefunded Balance, Public Improvement, Series A, GO, 5.00%, 07/01/08	1,310

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Rhode Island — 1.6%
3,975	Rhode Island Refunding Bond Authority, Series A, Rev., AMBAC, 5.25%, 02/01/08	4,052

	South Carolina — 0.9%
1,000	Charleston County, Public Improvements, GO, 5.25%, 09/01/09 (p)	1,041
1,160	Charleston County School District Development Corp., Series B, GO, SCSDE, 5.00%, 02/01/10	1,195

		2,236

	Tennessee — 4.2%
985	Clarksville Natural Gas Acquisition Corp., Rev., 5.00%, 12/15/07	991
2,500	Knox County Health Educational & Housing Facilities Board, Ft. Sanders Alliance, Rev., MBIA, 7.25%, 01/01/08	2,549
1,000	Tennessee Energy Acquisition Corp., Series B, Rev., AMBAC, 5.00%, 09/01/07	1,003
5,895	Tennessee Housing Development Agency, Homeownership Program Issue 3A, Rev., AMT, Zero Coupon, 07/01/07	5,873

		10,416

	Texas — 8.0%
	Austin Independent School District, Capital Appreciation,
1,035	GO, FGIC, Zero Coupon, 08/01/10	911
1,205	GO, FGIC, Zero Coupon, 08/01/11	1,019
2,205	City of Houston, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11 (p)	2,323
2,385	City of Houston, Unrefunded Balance, Junior Lien, Series A, Rev., MBIA, 5.38%, 04/15/11	2,510
5,275	City of Houston, Water & Sewer System, Series B, Rev., FGIC, 5.25%, 12/01/10 (p)	5,502
2,785	City of San Antonio, Electric & Gas Systems, Series A, Rev., 5.00%, 02/01/12	2,913
1,195	Keller Higher Education Facilities Corp., Series A, Rev., RADIAN, 4.25%, 06/01/08	1,197
	San Leanna Educational Facilities Corp., Saint Edwards University Project,
285	Rev., 4.50%, 06/01/11 (w)	289
200	Rev., 4.50%, 06/01/12 (w)	203
1,500	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources, Series A, Rev., 5.00%, 02/15/13	1,564
1,500	Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien, Series B, Rev., VAR , 3.93%, 06/05/07	1,499

		19,930

	Virginia — 3.8%
1,000	Big Stone Gap Redevelopment & Housing Authority, Rev., 5.00%, 09/01/08	1,015
	Virginia Beach Development Authority, Sentara Health Systems,
2,985	Rev., 5.25%, 11/01/08	3,073
5,100	Series A, Rev., 5.00%, 12/01/11	5,342

		9,430

	Washington — 5.9%
1,000	Energy Northwest, Wind Project, Rev., MBIA, 5.00%, 07/01/10	1,033
2,835	King County, Limited Tax, Series B, GO, 4.00%, 01/01/09	2,845
	Washington Public Power Supply System,
2,000	Series A, Rev., 5.75%, 07/01/08	2,042
3,735	Series A, Rev., MBIA-IBCC, Zero Coupon, 07/01/07 (p)	3,723
1,475	Washington Public Power Supply System, Compound Interest, Series A, Rev., Zero Coupon, 07/01/07 (p)	1,470
3,550	Washington Public Power Supply System, Compound Interest, Unrefunded Balance, Series A, Rev., Zero Coupon, 07/01/07 (p)	3,539

		14,652

	Wisconsin — 3.0%
7,400	Badger TOB Asset Securitization Corp., Asset-Backed, Rev., 5.00%, 06/01/08	7,465

	Total Investments — 98.6% (Cost $248,361)	246,642
	Other Assets In Excess of Liabilities — 1.4%	3,475

	NET ASSETS — 100.0%	$250,117

Percentages indicated are based on net assets.

ABBREVIATIONS:
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.
(w)	When-Issued Security.

JPMorgan Short Term Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)(continued)
(Amounts in thousands)

ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COLL	Collateral
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
IBCC	Insured Bond Custodial Certificates
IDA	Industrial Development Authority
IF

Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The rate shown is the rate in effect as of May 31, 2007. The rate may be subject to a cap and floor.

LOC	Letter of Credit
LIQ	Liquidity Agreement
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement.
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119
Aggregate gross unrealized depreciation	(1,838)

Net unrealized appreciation/depreciation	$(1,719)

Federal income tax cost of investments	$248,361

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 99.1%
	Municipal Bonds — 99.1%
	Alabama — 0.8%
8,000	Alabama State Public School & College Authority, Capital Improvement, Series C, Rev., 5.75%, 07/01/09 (m)	8,410

	Alaska — 1.1%
	Alaska Energy Authority Power, Bradley Lake,
3,485	Fourth Series, Rev., FSA, GO OF AUTHORITY, 6.00%, 07/01/17 (m)	3,989
3,915	Fourth Series, Rev., FSA, GO OF AUTHORITY, 6.00%, 07/01/19 (m)	4,541
2,000	City of Anchorage, Schools, Series B, GO, FGIC, 5.88%, 12/01/10 (m) (p)	2,132

		10,662

	Arizona — 0.8%
	Arizona School Facilities Board, State School Trust,
4,360	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m)	4,836
2,375	Series A, Rev., AMBAC, 5.75%, 07/01/14 (m)	2,628

		7,464

	California — 19.5%
2,500	California Educational Facilities Authority, Claremont McKenna College, Rev., 5.00%, 01/01/18	2,617
	California Health Facilities Financing Authority, Marshall Medical Center,
2,200	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	2,266
2,000	Series A, Rev., CA MTG INS, 5.00%, 11/01/14	2,054
	California State Department of Water Resources, Power Supply,
2,000	Series A, Rev., MBIA-IBC, 5.25%, 05/01/12 (p)	2,146
4,000	Series A, Rev. XLCA, 5.38%, 05/01/12 (p)	4,315
2,750	California State Public Works Board, Department of Corrections, Series C, Rev., 5.50%, 12/01/13	2,981
3,000	California State Public Works Board, Department of Mental Health, Coalinga, Series A, Rev., 5.50%, 06/01/14	3,269
	California State University, Systemwide,
5,915	Series A, Rev., FGIC, 5.00%, 05/01/13	6,145
2,950	Series C, Rev., MBIA, 5.00%, 11/01/15	3,116
4,000	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home, Rev., CA ST MTG, 5.25%, 11/01/13	4,180
350	Chico Public Financing Authority, Merged Redevelopment Project Area, Tax Allocation, MBIA, 5.00%, 04/01/10	364
430	Chino Valley Unified School District, Series A, COP, GO, FSA, 5.38%, 08/01/12	462
3,555	City of Oakland, Sewer System, Series A, Rev., FSA, 5.00%, 06/15/14	3,721
2,210	City of Riverside, Electric, Rev., FSA, 5.25%, 10/01/11 (p)	2,358
	Clovis Unified School District, Election 2004,
3,510	Series B, GO, MBIA, 5.00%, 08/01/16	3,721
3,760	Series B, GO, MBIA, 5.00%, 08/01/16	3,981
	East Bay Municipal Utility District,
7,000	Sub-Series A, Rev., MBIA, 5.00%, 06/01/15	7,315
3,260	Sub-Series B, Rev. AMBAC, 5.00%, 06/01/17 (w)	3,503
1,000	Fullerton University Foundation, Series A, Rev., MBIA, 5.75%, 07/01/10	1,062
	Golden State Tobacco Securitization Corp., Asset Backed,
2,500	Series A-1, Rev., 4.50%, 06/01/17	2,442
15,000	Series A-1, Rev., 5.75%, 06/01/17	15,871
250	Los Angeles Department of Water & Power, Series C, Rev., MBIA, 5.25%, 07/01/14	270
3,470	Los Angeles Harbor Department, Rev., 7.60%, 10/01/18 (p)	4,153
10,000	Los Angeles Unified School District, Election of 1997, Series E, GO, MBIA, 5.13%, 07/01/12 (p)	10,612
7,000	Metropolitan Water District of Southern California, Series A, Rev., 5.00%, 07/01/17	7,394
2,920	Napa Valley Unified School District, Election of 2002, GO, FGIC, 5.00%, 08/01/16	3,082
	Orange County Development Agency, Santa Ana Heights Project Area, Tax Allocation,
2,120	AMBAC, 5.25%, 09/01/13	2,262
3,230	AMBAC, 5.25%, 09/01/13	3,453
2,000	Palomar Community College District, Election of 2006, Series A, GO, FSA, 5.00%, 05/01/17	2,158
650	Pomona Public Financing Authority, Merged Redevelopment, Project Area, Series AH, Rev., AMBAC, 5.25%, 02/01/13 (p)	697
1,805	Pomona Public Financing Authority, Merged Redevelopment, Unrefunded Balance, Series AH, Rev., AMBAC, 5.25%, 02/01/13	1,915
50	Pomona Unified School District, Series A, GO, MBIA, 6.10%, 02/01/20	60
6,650	San Bernardino City, Unified School District, Series A, GO, FGIC, 5.75%, 08/01/09 (p)	7,004
2,555	San Bernardino Joint Powers Financing Authority, Tax Allocation, Series A, FSA, 5.75%, 10/01/25	3,011
4,500	San Diego Unified School District, Election of 1998, Series G-1, GO, FSA, 5.25%, 07/01/28	5,095
2,000	San Jose Evergreen Community College District, Series A, GO, AMBAC, 5.25%, 09/01/14	2,159
160	San Mateo County Transportation District, Series A, Rev., MBIA, 5.25%, 06/01/19	177
4,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., MBIA, 6.25%, 07/01/24	5,511
6,765	Saugus Union School District, Capital Appreciation, GO, FGIC, Zero Coupon, 08/01/22	3,440
	South Orange County, Public Financing Authority, Foothill Area, Special Tax,
4,740	Series A, FGIC, 5.25%, 08/15/14	5,115
3,880	Series A, FGIC, 5.25%, 08/15/14	4,193
	State of California,
10,000	GO, 4.50%, 02/01/17	9,705
5,000	GO, 5.00%, 08/01/13	5,138
3,000	GO, 5.25%, 02/01/13	3,185
20	GO, XLCA-ICR, 5.00%, 02/01/12 (p)	21
5,500	State of California, Economic Recovery, Series A, GO, 5.00%, 07/01/11	5,731

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

4,980	State of California, Unrefunded Balance, GO, XLCA-ICR, 5.00%, 02/01/12	5,187
4,550	Sweetwater Union High School District, Special Tax, Series A, FSA, 5.00%, 09/01/15	4,753
2,060	University of California, Series G, Rev., FGIC, 5.00%, 05/15/13	2,158
6,710	University of California, Multiple Purpose Projects, Series Q, Rev., FSA, 5.00%, 09/01/11 (p)	7,089
2,000	West Valley-Mission Community College District, Election of 2004, Series A, GO, FSA, 5.00%, 08/01/16	2,121

		194,738

	Colorado — 1.8%
	Denver City & County, Airport,
1,600	Series A, Rev., AMBAC, 6.00%, 11/15/10	1,697
6,925	Series D, Rev., AMBAC-TCRS, 7.75%, 11/15/13	7,704
2,000	Douglas County School District No. Re-1 Douglas & Elbert Counties, GO, FGIC, ST AID WITHHLDG, 5.75%, 12/15/14	2,223
10,000	E-470 Public Highway Authority, Capital Appreciation, Series B, Rev., MBIA, Zero Coupon, 09/01/22	5,073
1,150	Weld & Adams Counties School District No. RE-3J, GO, FSA, ST AID WITHHLDG, 5.00%, 12/15/14	1,220

		17,917

	Connecticut — 0.5%
1,425	City of Waterbury, Series A, GO, FSA, 5.50%, 04/01/12 (p)	1,526
	Connecticut State Health & Educational Facility Authority, Eastern Connecticut,
1,420	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	1,536
80	Series A, Rev., RADIAN, 6.38%, 07/01/10 (p)	87
1,240	Connecticut State Health & Educational Facility Authority, Eastern Connecticut, Unrefunded Balance 2006, Series A, Rev., RADIAN, 6.38%, 07/01/10	1,332

		4,481

	Delaware — 0.6%
5,000	Delaware State EDA, Osteopathic Hospital Association, Series A, Rev., GO OF HOSP, 6.90%, 01/01/18 (p)	5,984

	District of Columbia — 1.6%
	District of Columbia,
65	Series A, GO, MBIA-IBC, 6.00%, 06/01/07 (p)	65
3,965	Series B, GO, MBIA, 6.00%, 06/01/19	4,628
	District of Columbia, George Washington University,
6,950	Series A, Rev., MBIA, GO OF UNIV, 6.00%, 09/15/09	7,341
4,000	Series A, Rev., MBIA, GO OF UNIV, 6.00%, 09/15/09	4,224

		16,258

	Florida — 2.6%
3,750	City of Lakeland, Electric & Water System, First Lien, Series B, Rev., FSA, 6.05%, 10/01/14	4,243
5,000	Highlands County Health Facilities Authority, Hospital Adventist Sunbelt, Series A, Rev., 6.00%, 11/15/11 (p)	5,455
3,205	Hillsborough County Aviation Authority, Tampa International Airport, Series B, Rev., FGIC, 6.00%, 10/01/18	3,686
2,415	Hillsborough County, Parks & Recreation Program, GO, MBIA, 5.25%, 07/01/25	2,718
	Orange County Health Facilities Authority,
3,760	Series A, Rev., MBIA, 6.25%, 10/01/12 (p)	4,183
1,580	Series C, Rev., MBIA, 6.25%, 10/01/12 (p)	1,758
	Orange County Health Facilities Authority, Unrefunded Balance,
1,255	Series A, Rev., MBIA, 6.25%, 10/01/12	1,385
680	Series C, Rev., MBIA, 6.25%, 10/01/12	750
	Santa Rosa Bay Bridge Authority, Capital Appreciation,
500	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/19	287
2,255	Rev., ACA-CBI, MBIA-IBC, Zero Coupon, 07/01/20	1,228

		25,693

	Georgia — 6.7%
1,500	City of Fairburn, Combined Utilities, Rev., 5.75%, 10/01/10 (p)	1,598
10,000	Dalton Development Authority, Hamilton Health Care System, Rev., MBIA, 5.50%, 08/15/26 (k)	11,415
	Forsyth County School District,
7,700	GO, ST AID WITHHLDG, 5.75%, 02/01/10 (p)	8,210
6,000	GO, ST AID WITHHLDG, 6.00%, 02/01/10 (p)	6,435
10,485	Metropolitan Atlanta Rapid Transit Authority, Series P, Rev., AMBAC, 6.25%, 07/01/20	12,088
	Municipal Electric Authority of Georgia,
4,000	Series B, Rev., 6.20%, 01/01/10	4,222
4,500	Series BB, Rev., MBIA-IBC, 5.25%, 01/01/25	5,042
2,490	Series C, Rev., MBIA-IBC, GO OF PARTICIPANTS, 5.25%, 01/01/25	2,790
3,110	Savannah EDA, College of Art & Design Project, Rev., 6.60%, 10/01/09 (p)	3,351
	State of Georgia,
5,500	Series B, GO, 6.00%, 03/01/12	6,021
5,000	Series B, GO, 6.30%, 03/01/10	5,326

		66,498

	Hawaii — 0.5%
4,500	Honolulu City & County, Series A, GO, 7.35%, 07/01/08	4,667

	Idaho — 0.1%
1,320	University of Idaho, Student Fee, Recreation Center Project, Rev., FSA, 6.00%, 04/01/09	1,382

	Illinois — 6.0%
10,000	Chicago O’Hare International Airport, Passenger Facility Charge, Series A, Rev., AMBAC, 5.63%, 07/06/07	10,098
1,750	Chicago Public Building, Commission Building, Series A, Rev., MBIA, 7.00%, 01/01/20 (p)	2,200
5,000	Cook County, Series B, GO, MBIA, 5.00%, 11/15/17 (w)	5,378
3,990	Cook County Community High School District No. 219-Niles Township, GO, FGIC, 8.00%, 12/01/15	5,125
3,130	Cook-Kane Lake & Mchenry Counties Community College District No. 512, William Rainey Harper College, GO, 5.00%, 12/01/12	3,301
3,960	Illinois Health Facilities Authority, Revolving Fund, Series A, Rev., VAR, 5.50%, 08/01/11	4,250
770	Illinois Housing Development Authority, Multi-Family Program, Series 3, Rev., GO OF AUTHORITY, 6.10%, 07/06/07	771

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

7,000	Metropolitan Pier & Exposition Authority, McCormick Plan Expansion Project, Rev., FGIC, 5.50%, 12/15/09	7,314
	Regional Transportation Authority,
2,425	Rev., MBIA, GO OF AUTHORITY, 6.25%, 07/01/15	2,793
6,000	Rev., MBIA, GO OF AUTHORITY, 6.50%, 07/01/30	7,815
4,000	Series D, Rev., FGIC, GO OF AUTHORITY, 7.75%, 06/01/19	5,129
4,725	State of Illinois, Series P, Rev., 6.50%, 06/15/22	5,629

		59,803

	Indiana — 2.1%
1,550	Beech Grove School Building Corp., First Mortgage, Rev., MBIA, ST AID WITHHLDG, 6.25%, 07/05/16	1,732
55	City of Indianapolis, Gas Utilities, Rev., 7.00%, 07/06/07 (p)	56
3,000	Indiana Municipal Power Agency Supply System, Series B, Rev., MBIA, 5.50%, 01/01/16	3,275
	Indiana Transportation Finance Authority, Highway,
8,750	Series A, Rev., 6.80%, 12/01/16	10,165
885	Series A, Rev., 7.25%, 06/01/15 (p)	967
3,115	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., 7.25%, 06/01/15	3,633
1,180	Vincennes Community School Building Corp., First Mortgage, Rev., FSA, ST AID WITHHLDG, 6.00%, 07/06/07	1,206

		21,034

	Kansas — 0.3%
3,050	Johnson County Unified School District 232, Series A, GO, FSA, 5.25%, 09/01/15	3,282

	Kentucky — 0.4%
4,090	Louisville & Jefferson County Metropolitan Sewer District, Series A, Rev., FGIC, 5.63%, 11/15/09	4,301

	Louisiana — 3.2%
7,970	City of Baton Rouge, Public Improvement, Sales & Use Tax, Series A, Rev., FGIC, 5.25%, 08/01/08 (m) (p)	8,225
7,505	City of Shreveport, Series A, GO, FGIC, 5.25%, 05/01/09 (p)	7,709
	City of St. Bernard Parish, Sales & Use Tax,
2,635	Rev., FSA, 5.00%, 03/01/14	2,791
2,545	Rev., FSA, 5.00%, 03/01/14	2,688
2,760	Rev., FSA, 5.00%, 03/01/14	2,909
1,505	Rev., FSA, 5.00%, 03/01/14	1,584
2,885	Rev., FSA, 5.00%, 03/01/14	3,027
3,040	State of Louisiana, Gas & Fuels Tax, Series A, Rev., AMBAC, 5.38%, 06/01/12	3,211

		32,144

	Maryland — 0.3%
2,750	State of Maryland, State & Local Facilities Lien, Capital Improvement, Series A, GO, 5.50%, 03/01/15	3,047

	Massachusetts — 0.6%
290	City of Auburn, GO, AMBAC, 5.13%, 06/01/14 (m)	309
470	City of Pittsfield, GO, MBIA, ST AID WITHHLDG, 5.13%, 04/15/12	496
2,250	Massachusetts Port Authority, Series B, Rev., AMT, FSA, 5.50%, 07/01/09	2,329
1,975	Massachusetts State College Building Authority, Series A, Commonwealth GTD, Rev., 7.50%, 05/01/14	2,333

		5,467

	Michigan — 3.2%
	L’Anse Creuse Public Schools,
1,000	GO, FSA Q-SBLF, 5.00%, 11/01/14	1,063
2,000	GO, FSA Q-SBLF, 5.00%, 11/01/14	2,126
10,000	Michigan State Hospital Finance Authority, Ascension Health Credit, Series A, Rev., MBIA, 6.25%, 11/15/09 (p)	10,654
15,000	Michigan Strategic Fund, Detroit Education Community Center Convention, Rev., VAR, AMBAC, 4.85%, 09/01/30	15,458
2,700	Western Michigan University, Rev., FGIC, 4.38%, 05/15/15	2,668

		31,969

	Minnesota — 0.1%
535	Minnesota Housing Finance Agency, Rental Housing, Series D, Rev., MBIA, GO OF AGY, 5.90%, 07/06/07	536

	Mississippi — 1.0%
7,940	Mississippi Development Bank Special Obligation, Gulfport Water & Sewer Project, Rev., FSA, 6.00%, 07/01/12 (p)	8,836
1,000	State of Mississippi, Series D, GO, MBIA-IBC, 5.00%, 11/01/19	1,086

		9,922

	Missouri — 0.6%
1,105	City of Sikeston, Electric, Rev., MBIA, 6.00%, 06/01/16	1,272
1,505	Jackson County, Public Building Corp., Capital Improvements Project, Rev., 5.00%, 12/01/13	1,560
2,250	St. Louis Municipal Finance Corp., Convention Center Project, Rev., AMBAC, 5.25%, 07/15/13	2,411
1,000	University of Missouri, Curators University, Series B, Rev., 5.00%, 11/01/13	1,052

		6,295

	Montana — 0.6%
	Montana State Board of Regents, Higher Education,
890	Series H, Rev., AMBAC, 5.00%, 11/15/14	943
100	Series H, Rev., AMBAC, 5.50%, 11/15/14	110
	Montana State Board of Regents, Higher Education, Montana State University,
2,500	Series I, Rev., AMBAC, 5.00%, 11/15/14	2,642
1,210	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,275
1,215	Series I, Rev., AMBAC, 5.00%, 11/15/14	1,279

		6,249

	Nevada — 1.6%
5,000	Clark County School District, Series A, GO, MBIA, 7.00%, 06/01/11	5,561
6,000	Director of the State of Nevada Department of Business & Industry, Las Vegas Monorail, Capital Appreciation, Rev., AMBAC, Zero Coupon, 01/01/16	4,175

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

6,000	Truckee Meadows Water Authority, Series A, Rev., FSA, 5.00%, 07/01/11 (p)	6,256

		15,992

	New Jersey — 2.4%
4,200	Freehold Regional High School District, GO, FGIC, 5.60%, 03/01/10 (p)	4,393
7,500	New Jersey EDA, Cigarette Tax, Rev., 5.63%, 07/06/07	7,509
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,000	Series A, Rev., 5.75%, 06/15/15 (p)	1,123
5,000	Series C, Rev., MBIA, 5.25%, 06/15/15 (p)	5,444
5,250	Tobacco Settlement Financing Corp., Series 1-A, Rev., 5.00%, 06/01/17	5,119

		23,588

	New Mexico — 0.4%
3,170	Los Alamos County, Utilities, Series A, Rev., FSA, 5.00%, 07/01/13	3,343
625	New Mexico Mortgage Finance Authority, Single Family Mortgage, Series G-3, Rev., VAR, GNMA/FNMA/FHLMC COLL, 5.90%, 07/01/07	634

		3,977

	New York — 15.7%
1,390	Coxsackie-Athens Central School District, GO, FSA, ST AID WITHHLDG, 5.00%, 06/15/15	1,479
300	Erie County Industrial Development Agency, City of Buffalo Project, Rev., FSA, ST AID WITHHLDG, 5.75%, 05/01/12	324
3,000	Metropolitan Transportation Authority, Series A, Rev., 5.13%, 07/01/12	3,142
	New York City,
6,040	Series A, GO, 6.00%, 05/15/10 (p)	6,464
7,885	Series F, GO, 6.00%, 01/15/13 (p)	8,722
25	Series F, GO, MBIA-IBC, 5.25%, 02/01/08 (p)	25
	New York City, Unrefunded Balance,
9,255	GO, 6.00%, 01/15/13	10,154
745	Series A, GO, 6.00%, 05/15/10	793
2,375	Series F, GO, MBIA-IBC, 5.25%, 08/01/16	2,421
2,850	New York City Municipal Water Finance Authority, Series A, Rev., 5.75%, 06/15/09 (p)	2,989
2,000	New York City Municipal Water Finance Authority, Second Generation Resolution, Sewer, Series DD, Rev., 5.00%, 06/15/12	2,063
565	New York City Municipal Water Finance Authority, Unrefunded Balance, Series B, Rev., 6.00%, 06/15/10 (p)	603
1,330	New York City Transitional Finance Authority, Series A-1, Rev., 5.00%, 11/01/15	1,407
	New York City Transitional Finance Authority, Future Tax Secured,
1,470	Series B, Rev., 5.50%, 02/01/11 (p)	1,567
17,000	Series C, Rev., 5.50%, 05/01/10 (p)	17,948
1,530	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.50%, 02/01/11 (p)	1,624
2,900	New York Convention Center Operating Corp., Yale Building Acquisition Project, COP, 5.25%, 06/01/07 (p)	2,929
3,900	New York Municipal Bond Bank Agency, Series C, Rev., ST AID WITHHLDG, 5.25%, 06/01/13	4,111
	New York State Dormitory Authority, City University System,
3,000	CONS, Series A, Rev., FGIC, 5.13%, 07/01/10 (p)	3,115
5,000	CONS, Series A, Rev., FSA-CR, 5.75%, 07/01/13	5,377
3,020	New York State Dormitory Authority, State University Dorm Facilities, Series B, Rev., MBIA, 5.25%, 07/01/15	3,272
2,575	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub-Series B, Rev., 5.00%, 06/15/16	2,750
	New York State Environmental Facilities Corp., Revolving Funds, New York City Municipal Water Project,
9,345	Series D, Rev., 5.38%, 06/15/12	9,965
7,270	Sub-Series E, Rev., 5.38%, 06/15/12	7,765
7,135	Sub-Series E, Rev., 5.38%, 06/15/12	7,609
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
2,855	Series A, Rev., 5.38%, 03/15/12	3,032
1,475	Series A, Rev., 5.38%, 03/15/12 (p)	1,573
3,005	Oneida County Industrial Development Agency, Hamilton College Project, Series A, Rev., MBIA, Zero Coupon, 07/01/17	1,311
26,000	Port Authority of New York & New Jersey, 93rd Series, Rev., CONS, GO OF AUTHORITY, 6.13%, 06/01/24	30,743
10	Rome City School District, GO, FGIC, ST AID WITHHLDG, 5.00%, 06/15/12	10
	Tobacco Settlement Financing Corp.,
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,227
3,000	Series B-1C, Rev., 5.50%, 06/01/13	3,231
3,000	Tobacco Settlement Financing Corp., Asset Backed, Series A-1, Rev., 5.50%, 06/01/13	3,231
915	Utica Industrial Development Agency, Munson-Williams, Series A, Rev., 5.38%, 07/15/09 (p)	961
835	Utica Industrial Development Agency, Munson-Williams, Unrefunded Balance, Series A, Rev., 5.38%, 07/15/09	873

		156,810

	North Carolina — 2.3%
6,600	City of Charlotte, GO, 5.50%, 06/01/10 (p)	7,029
4,400	Cumberland County, GO, 5.70%, 03/01/10 (p)	4,693
	Gaston County, Schools,
4,000	GO, FSA, 4.38%, 04/01/16	4,007
3,110	GO, FSA, 4.38%, 04/01/16	3,125
4,000	GO, FSA, 4.50%, 04/01/16	4,020
30	North Carolina State Housing Finance Agency, Single Family Mortgage, Series FF, Rev., AMT, FHA, 6.25%, 07/06/07	31

		22,905

	North Dakota — 1.0%
4,325	City of Bismarck, Healthcare Facilities, St. Alexius Medical Center, Series A, Rev., FSA, 5.25%, 07/01/08	4,458
5,000	Mercer County, Antelope Valley Station, Rev., AMBAC, 7.20%, 06/30/13	5,597

		10,055

	Ohio — 3.5%
1,500	Chillicothe City School District, School Improvement, GO, FGIC, 5.25%, 12/01/14 (p)	1,627
7,000	City of Cleveland, Cleveland Stadium Project, COP, AMBAC, 5.25%, 11/15/07	7,183

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

760	Cleveland-Cuyahoga County Port Authority, Building Funding Program, Columbia National, Series D, Rev., 5.00%, 11/15/15	766
2,055	Cleveland-Cuyahoga County Port Authority, Port Development Cleveland Bond Fund, Series C, Rev., 5.95%, 05/15/12	2,176
2,360	Hamilton County, Sales Tax, Sub-Series B, Rev., AMBAC, 5.75%, 12/01/10 (p)	2,509
605	Hamilton County, Sales Tax, Unrefunded Balance, Sub-Series B, Rev., AMBAC, 5.75%, 12/01/10	641
3,000	Lucas County, Promedica Healthcare Obligation Group, Rev., AMBAC, 5.63%, 11/15/09	3,144
3,485	Miami University, General Receipts, Rev., AMBAC, 5.25%, 09/01/17	3,828
	RiverSouth Authority, Riverfront Area Redevelopment,
1,000	Series A, Rev., 5.25%, 06/01/14	1,064
1,050	Series A, Rev., 5.25%, 06/01/14	1,116
1,505	Series A, Rev., 5.25%, 06/01/14	1,603
2,080	Series A, Rev., 5.25%, 06/01/14	2,218
2,415	Springboro Community City School District, GO, FSA, 5.25%, 12/01/23	2,693
835	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund, Woodsage Project, Series B, Rev., 5.40%, 05/15/14	873
	Toledo-Lucas County Port Authority, Northwest Ohio Bond Fund,
1,260	Series A, Rev., 6.00%, 05/15/11	1,305
1,650	Series C, Rev., LOC: Fifth Third Bank Northwest Ohio, 6.38%, 11/15/13	1,786

		34,532

	Oklahoma — 0.0% (g)
410	Oklahoma Housing Finance Agency, Single Family Housing, Series B-2, Rev., AMT, GNMA/FNMA COLL, 6.80%, 09/01/09	420

	Oregon — 1.4%
9,000	Oregon State Department of Transportation, Senior Lien, Series A, Rev., 4.50%, 11/15/17 (w)	8,879
5,000	Washington County, Unified Sewerage Agency, Senior Lien, Series A, Rev., FGIC, 5.75%, 10/01/10	5,302

		14,181

	Pennsylvania — 1.0%
2,375	Delaware River Port Authority of Pennsylvania & New Jersey, Rev., FSA, 5.63%, 01/01/10	2,477
6,500	Pennsylvania IDA, Economic Development, Rev., AMBAC, 5.50%, 07/01/12	7,010

		9,487

	Puerto Rico — 2.5%
5,655	Commonwealth of Puerto Rico, GO, MBIA, 6.00%, 07/01/16	6,514
10,000	Puerto Rico Electric Power Authority, Series KK, Rev., MBIA, 5.50%, 07/01/15	11,056
5,000	Puerto Rico Highway & Transportation Authority, Series B, Rev., 6.00%, 07/01/10 (p)	5,363
1,630	Puerto Rico Public Buildings Authority, Government Facilities, Series A, Rev., AMBAC, Commonwealth GTD, 6.25%, 07/01/11	1,778

		24,711

	South Carolina — 3.8%
290	Berkeley County, Water & Sewer, Unrefunded Balance, Rev., MBIA, 5.25%, 06/01/13	308
2,450	Charleston Educational Excellence Finance Corp., Charleston County School District Project, Rev., 5.00%, 12/01/14	2,561
10,000	City of Spartanburg, Series A, Rev., FSA, 4.38%, 06/01/17	9,712
4,100	Georgetown County School District, GO, SCSDE, 5.75%, 03/01/11 (p)	4,368
3,900	Piedmont Municipal Power Agency, Electric, Rev., FGIC, 6.75%, 01/01/20 (p)	4,890
4,615	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., FGIC, 6.75%, 01/01/20	5,700
8,945	South Carolina Jobs & EDA, Palmetto Health Care, Series C, Rev., 6.88%, 08/01/13 (p)	10,329

		37,868

	South Dakota — 0.9%
	Heartland Consumers Power District, Electric,
3,216	Rev., 6.38%, 01/01/16 (p)	3,542
2,305	Rev., 7.00%, 01/01/16 (p)	2,571
2,500	Rev., FSA, 6.00%, 01/01/17	2,813

		8,926

	Tennessee — 0.6%
	Knox County Health Educational & Housing Facilities Board, Fort Sanders Alliance,
1,360	Rev., MBIA, 7.25%, 01/01/09	1,430
1,300	Rev., MBIA, 7.25%, 01/01/10	1,406
3,000	Metropolitan Government Nashville & Davidson County, Rev., FGIC, 5.20%, 01/01/13	3,200

		6,036

	Texas — 2.4%
445	City of Austin, Certificates of Obligation, GO, MBIA, 5.00%, 09/01/14 (m)	472
1,080	City of Austin, Water & Wastewater, Series A, Rev., AMBAC, 5.00%, 11/15/14 (m)	1,145
6,000	City of Brownsville, Priority Refunding, Utilities, Rev., MBIA, 6.25%, 09/01/14 (p)	6,551
1,710	City of Pharr, Series B, GO, MBIA, 5.00%, 08/15/15	1,818
4,250	City of San Antonio, Electric & Gas, Series 2000, Rev., 5.00%, 02/01/17 (p)	4,492
3,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., Series A, Rev., FGIC, 5.50%, 11/01/11	3,151
1,500	Harris County Health Facilities Development Corp., Children Hospital Project, Rev., 5.50%, 10/01/19 (p)	1,654
	Midtown Redevelopment Authority, Tax Allocation,
1,570	AMBAC, 5.00%, 01/01/15	1,646
1,650	AMBAC, 5.00%, 01/01/15	1,726
1,085	Travis County, GO, 5.25%, 03/01/17	1,177

		23,832

	Utah — 0.0% (g)
175	Utah Housing Finance Agency, Single Family Mortgage, Senior Issue, Series A-2, Rev., FHA, VA MTGS, 6.25%, 07/06/07	176

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Virginia — 1.7%
	City of Lynchburg, Public Improvement,
1,105	GO, 5.00%, 06/01/14	1,175
1,035	GO, 5.00%, 06/01/14	1,102
1,205	GO, 5.00%, 06/01/14	1,278
4,140	City of Norfolk, Water, Rev., MBIA, 5.88%, 07/06/07	4,175
1,200	Commonwealth of Virginia, Series B, GO, 4.25%, 06/01/16	1,180
	Tobacco Settlement Financing Corp., Capital Appreciation,
44,000	Series C-1, Rev., Zero Coupon, 06/01/17	4,794
3,660	Series B-1, Rev., 5.00%, 06/01/17	3,578

		17,282

	Washington — 2.4%
5,000	City of Seattle, Municipal Light & Power, Rev., MBIA-IBC, 6.00%, 10/01/09 (p)	5,292
150	Energy Northwest, Series B, Rev., 7.25%, 07/01/09 (p)	155
7,000	Energy Northwest, Electric, Columbia Generating Station, Series B, Rev., MBIA, 5.50%, 07/01/09	7,212
5,000	Energy Northwest, Project No. 1, Series A, Rev., MBIA, 5.50%, 07/01/12	5,364
15	Energy Northwest, Unrefunded Balance, Series B, Rev., 7.25%, 07/01/09	16
5,430	Western Washington University, Housing & Dining, Junior Lien, Series A, Rev., AMBAC, 5.50%, 10/01/22	6,156

		24,195

	Wisconsin — 0.5%
3,820	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Rev., 5.63%, 10/01/11 (p)	4,103
	Wisconsin Health & Educational Facilities Authority, Froedert & Community, Unrefunded Balance,
120	Rev., 5.63%, 10/01/11	128
250	Rev., 5.63%, 10/01/11	268

		4,499

	Total Long-Term Investments (Cost $940,054)	987,675

	Short-Term Investment — 1.3%
	Investment Company — 1.3%
12,743	JPMorgan Tax Free Money Market Fund (b) (m)
	(Cost $12,743)	12,743

	Total Investments — 100.4% (Cost $952,797)	1,000,418
	Liabilities in Excess of Other Assets — (0.4)%	(3,709)

	NET ASSETS — 100.0%	$996,709

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity.
(w)	When-Issued Security.

ACA	Insured by American Capital Access
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
CA MTG INS	California Mortgage Insurance
CA ST MTG	California State Mortgage
CBI	Certificate of Bond Insurance
COLL	Collateral
CONS	Consolidated Bonds
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation Bond
GO OF AGY	General Obligation of Agency
GO OF AUTHORITY	General Obligation of Authority
GO OF HOSP	General Obligation of Hospital
GO OF PARTICIPANTS	General Obligation of Participants
GO OF UNIV	General Obligation of University
GTD	Guaranteed
IBC	Insured Bond Certificates
ICR	Insured Custodial Receipts
IDA	Industrial Development Authority
LOC	Letter of Credit
MBIA	Municipal Bond Insurance Association
MTGS	Mortgages
Q-SBLF	Qualified School Board Loan Fund
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SCSDE	South Carolina School District Enhancement.
ST AID WITHHLDG	State Aid Withholding
TCRS	Transferable Custodial Receipts
VA	Veterans Administration
VAR	Variable Rate Note. The interest rate shown is the rate in effect at May 31, 2007.
XLCA	XL Capital Assurance

JPMorgan Tax Free Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$48,947
Aggregate gross unrealized depreciation	(1,326)

Net unrealized appreciation/depreciation	$47,621

Federal income tax cost of investments	$952,797

Futures Contracts
(Amounts in thousands, except number of contracts)

Number of Contracts	Description	Expiration Date	Notional Value	Unrealized Appreciation

(233)	Short Futures Outstanding U.S. Treasury Bond	September, 2007	$(25,426)	$19

JPMorgan Treasury & Agency Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 99.2%
	U.S. Government Agency Securities — 17.7%
	Federal Farm Credit Bank,
800	5.75%, 01/25/08	802
3,000	5.83%, 02/11/08	3,010
360	6.20%, 11/30/09	369
500	6.27%, 01/26/16	536
300	6.52%, 09/24/07	301
1,720	6.82%, 03/16/09	1,766
855	6.90%, 09/01/10	900
	Federal Home Loan Bank System,
250	5.49%, 12/22/08	251
8,000	5.61%, 02/11/09	8,048
5,000	5.75%, 05/15/12	5,121
1,265	5.93%, 04/09/08	1,271
675	6.20%, 06/02/09	688
1,000	6.50%, 11/13/09	1,031
100	7.03%, 07/14/09	104
690	7.38%, 02/12/10	728
1,459	New Valley Generation I, 7.30%, 03/15/19	1,610

	Total U.S. Government Agency Securities (Cost $26,680)	26,536

	U.S. Treasury Obligations — 81.5%
38,250	U.S. Treasury Bond, 10.38%, 11/15/12 (m)	39,132
	U.S. Treasury Notes,
15,000	2.75%, 08/15/07	14,937
4,500	3.00%, 11/15/07	4,462
8,000	3.38%, 02/15/08	7,908
13,000	3.50%, 02/15/10	12,550
2,000	4.00%, 08/31/07	1,996
6,000	4.00%, 04/15/10	5,862
4,000	4.00%, 11/15/12	3,842
5,000	4.00%, 02/15/14	4,753
6,000	4.63%, 10/31/11	5,946
14,000	4.75%, 03/31/11	13,951
4,000	4.75%, 01/31/12	3,981
3,000	4.75%, 05/15/14	2,978

	Total U.S. Treasury Obligations (Cost $126,975)	122,298

	Total Long-Term Investments (Cost $153,655)	148,834

Shares

	Short-Term Investment — 0.2%
	Investment Company — 0.2%
346	JPMorgan 100% U.S. Treasury Securities Money Market Fund (b) (Cost $346)	346

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 26.5%
	Repurchase Agreements — 26.5%
7,661	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $7,662, collateralized by U.S. Government Agency Mortgages	7,661
8,000	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
8,000	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Securities	8,000
8,000	Societe Generale, New York, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000
8,000	UBS Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $8,001, collateralized by U.S. Government Agency Mortgages	8,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $39,661)	39,661

	Total Investments — 125.9% (Cost $193,662)	188,841
	Liabilities in Excess of Other Assets — (25.9)%	(38,790)

	NET ASSETS — 100.0%	$150,051

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$175
Aggregate gross unrealized depreciation		(4,996)

Net unrealized depreciation		$(4,821)

Federal income tax cost of investments		$193,662

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Government Agency Securities — 37.5%
	Federal Farm Credit Bank — 0.9%
150,000	FRN, 5.19%, 11/01/07	149,982

	Federal Home Loan Bank System — 6.4%
85,000	5.32%, 06/20/07	84,924
450,000	FRN, 5.20%, 06/08/07	449,997
550,000	FRN, 5.22%, 08/10/07	549,959

		1,084,880

	Federal Home Loan Mortgage Corp. — 23.8%
42,560	4.00%, 08/17/07	42,443
75,370	5.13%, 10/24/07	75,344
78,000	DN, 5.17%, 12/11/07 (n)	75,947
61,910	DN, 5.27%, 08/03/07 (n)	61,362
175,500	DN, 5.30%, 08/21/07 (n)	173,506
847,000	FRN, 5.17%, 09/27/07	846,873
685,000	FRN, 5.21%, 09/17/07	684,911
400,000	FRN, 5.22%, 06/19/07	399,994
1,095,000	FRN, 5.22%, 06/22/07	1,094,978
600,000	FRN, 5.22%, 07/06/07	599,980

		4,055,338

	Federal National Mortgage Association — 6.4%
60,000	4.75%, 08/03/07	59,942
29,465	4.75%, 08/10/07	29,433
231,333	DN, 5.24%, 11/30/07 (n)	225,475
103,693	DN, 5.26%, 07/02/07 (n)	103,230
55,000	DN, 5.29%, 12/28/07 (n)	53,385
43,896	DN, 5.32%, 06/29/07 (n)	43,722
167,500	DN, 5.77%, 07/10/07 (n)	166,679
412,000	FRN, 5.19%, 12/28/07	411,865

		1,093,731

	Total U.S. Government Agency Securities (Cost $6,383,931)	6,383,931

	Repurchase Agreements — 62.5%
500,808	Banc of America Securities LLC, 5.31%, dated 05/31/07, due 06/01/07, repurchase price $500,882, collateralized by U.S. Government Agency Securities with a value of $510,824	500,808
250,000	Barclays Capital, Inc., 5.27%, dated 05/31/07, due 08/20/07, repurchase price $252,964, collateralized by U.S. Government Agency Securities with a value of $255,000 (i)	250,000
2,467,000	Barclays Capital, Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $2,467,364, collateralized by U.S. Government Agency Securities with a value of $2,516,340	2,467,000
1,500,000	Citigroup, Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $1,500,222, collateralized by U.S. Government Agency Securities with a value of $1,530,000	1,500,000
425,000	Credit Suisse First Boston USA, Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $425,063, collateralized by U.S. Government Agency Securities with a value of $433,503	425,000
200,000	Deutsche Banc Securities, Inc., 5.08%, dated 05/31/07, due 06/01/07, repurchase price $200,028, collateralized by U.S. Government Agency Securities with a value of $204,000	200,000
600,000	Deutsche Banc Securities, Inc., 5.27%, dated 05/31/07, due 08/21/07, repurchase price $607,202, collateralized by U.S. Government Agency Securities with a value of $612,000 (i)	600,000
1,900,000	Deutsche Banc Securities, Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $1,900,280, collateralized by U.S. Government Agency Securities with a value of $1,938,000	1,900,000
195,097	Goldman Sachs & Co., 2.75%, dated 05/31/07, due 06/01/07, repurchase price $195,112, collateralized by U.S. Government Agency Securities with a value of $199,000	195,097
758,489	Merrill Lynch & Co., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $758,601, collateralized by U.S. Government Agency Securities with a value of $773,659	758,489

JPMorgan U.S. Government Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

1,865,000	UBS Warburg LLC, 5.31%, dated 05/31/07, due 06/01/07, repurchase price $1,865,275, collateralized by U.S. Government Agency Securities with a value of $1,902,304	1,865,000

	Total Repurchase Agreements (Cost $10,661,394)	10,661,394

	Investments of Cash Collateral for Securities on Loan — 0.0% (g)
	Repurchase Agreements — 0.0% (g)
1,007	Banc of America Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $1,007, collateralized by U.S. Government Agency Securities	1,007
1,050	Bear Stearns Cos., Inc., 5.31%, dated 05/31/07, due 06/01/07, repurchase price $1,050, collateralized by U.S. Government Agency Securities	1,050
1,050	Credit Suisse First Boston LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $1,050, collateralized by U.S. Government Agency Securities	1,050
1,000	Lehman Brothers, Inc., 5.28%, dated 05/31/07, due 06/01/07, repurchase price $1,000, collateralized by U.S. Government Agency Securities	1,000
1,050	UBS Securities LLC, 5.32%, dated 05/31/07, due 06/01/07, repurchase price $1,050, collateralized by U.S. Government Agency Securities	1,050

	Total Investments of Cash Collateral for Securities on Loan (Cost $5,157)	5,157

	Total Investments — 100.0% (Cost $17,050,482) *	17,050,482
	Other Assets in Excess of Liabilities — 0.0% (g)	4,706

	Net Assets — 100.0%	$17,055,188

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.
FRN	Floating Rate Notes. The interest shown is the rate in effect at May 31, 2007.
DN	Discount Notes

JPMorgan U.S. Treasury Plus Money Market Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	U.S. Treasury Obligation — 0.0% (g)
	U.S. Treasury Bill — 0.0% (g)
337	4.98%, 06/07/07 (n) (Cost $337)	337

	Repurchase Agreements — 100.3%
345,000	Barclays Capital, Inc., 5.07%, dated 05/31/07, due 06/01/07, repurchase price $345,049, collateralized by U.S. Treasury Securities with a value of $351,901 (m)	345,000
900,000	Credit Suisse First Boston LLC, 5.08%, dated 05/31/07, due 06/01/07, repurchase price $900,127, collateralized by U.S. Treasury Securities with a value of $918,004	900,000
1,205,000	Deutsche Bank Securities, Inc., 5.08%, dated 05/31/07, due 06/01/07, repurchase price $1,205,170, collateralized by U.S. Treasury Securities with a value of $1,229,100	1,205,000
125,545	Goldman Sachs & Co., 2.75%, dated 05/31/07, due 06/01/07, repurchase price $125,555, collateralized by U.S. Treasury Securities with a value of $128,057	125,545
1,500,000	HSBC Securities (USA), Inc., 5.10%, dated 05/31/07, due 06/01/07, repurchase price $1,500,213, collateralized by U.S. Treasury Securities with a value of $1,530,002	1,500,000
1,500,000	Merrill Lynch & Co., Inc., 5.08%, dated 05/31/07, due 06/01/07, repurchase price $1,500,212, collateralized by U.S. Treasury Securities with a value of $1,530,001	1,500,000
1,205,000	Morgan Stanley & Co., Inc., 5.09%, dated 05/31/07, due 06/01/07, repurchase price $1,205,170, collateralized by U.S. Treasury Securities with a value of $1,229,198	1,205,000
1,305,000	UBS Warburg LLC, 5.08%, dated 05/31/07, due 06/01/07, repurchase price $1,305,184, collateralized by U.S. Treasury Securities with a value of $1,331,101	1,305,000

	Total Repurchase Agreements (Cost $8,085,545)	8,085,545

	Total Investments — 100.3% (Cost $8,085,882)*	8,085,882
	Liabilities in Excess of Other Assets — (0.3)%	(26,437)

	NET ASSETS — 100.0%	$8,059,445

Percentages indicated are based on net assets.

ABBREVIATIONS:

*	The cost of securities is substantially the same for federal income tax purposes.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is segregated for current or potential holdings of when-issued securities, delayed delivery securities, and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Long-Term Investments — 97.6%
	Asset-Backed Securities — 16.5%
6,535	Accredited Mortgage Loan Trust, Series 2003-3, Class A1, SUB, 4.46%, 01/25/34	6,202
	ACE Securities Corp.,
7,562	Series 2001-HE1, Class M1, FRN, 6.82%, 11/20/31	7,567
4,303	Series 2002-HE3, Class M1, FRN, 7.12%, 10/25/32	4,307
398	American Residential Home Equity Loan Trust, Series 1998-1, Class M1, FRN, 6.00%, 05/25/29	398
5,000	AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A4, 5.21%, 09/06/13	4,974
	Amortizing Residential Collateral Trust,
127	Series 2002-BC4, Class A, FRN, 5.61%, 07/25/32	127
6,385	Series 2002-BC6, Class M1, FRN, 6.07%, 08/25/32	6,391
8,640	Series 2002-BC9, Class M1, FRN, 6.97%, 12/25/32	8,649
	Amresco Residential Securities Mortgage Loan Trust,
227	Series 1997-1, Class M1A, FRN, 5.83%, 03/25/27	227
982	Series 1997-2, Class M1A, FRN, 5.87%, 06/25/27	982
3,862	Series 1998-1, Class M1A, FRN, 5.97%, 01/25/28	3,888
3,386	Series 1998-3, Class M1A, FRN, 5.95%, 09/25/28	3,387
5,000	Asset-Backed Securities Corp., Home Equity, Series 2003-HE7, Class M2, FRN, 7.07%, 12/15/33	5,048
	Bear Stearns Asset Backed Securities Trust,
8,193	Series 2003-SD1, Class A, FRN, 5.77%, 12/25/33	8,231
1,233	Series 2005-1, Class A, FRN, 5.67%, 03/25/35	1,233
9,348	Series 2005-CL1, Class M1, FRN, 5.95%, 09/25/34	9,353
4,000	Series 2005-HE1, Class M2, FRN, 6.15%, 01/25/35	3,979
2,000	Capital One Master Trust, Series 2001-1, Class C, FRN, 6.49%, 12/15/10 (e)	2,011
1,204	Centex Home Equity, Series 2002-A, Class MV1, FRN, 6.17%, 01/25/32	1,205
556	Chase Funding Loan Acquisition Trust, Series 2001-AD1, Class 2M1, FRN, 6.59%, 11/25/30	556
418	Conseco Finance, Series 2001-B, Class 1M1, 7.27%, 06/15/32	419
	Countrywide Asset-Backed Certificates,
477	Series 2002-1, Class A, FRN, 5.88%, 08/25/32	477
4,024	Series 2002-3, Class M1, FRN, 6.45%, 03/25/32	4,026
496	Series 2002-BC1, Class A, FRN, 5.98%, 04/25/32	496
640	Series 2002-BC2, Class A, FRN, 5.86%, 04/25/32	641
85	Series 2003-BC2, Class 2A1, FRN, 5.92%, 06/25/33	85
10,000	Series 2003-BC5, Class M1, FRN, 6.02%, 09/25/33	10,016
4,000	Series 2004-2, Class M4, FRN, 6.32%, 03/25/34	3,997
3,188	Series 2004-S1, Class M2, SUB, 5.08%, 02/25/35	3,052
	Countrywide Home Equity Loan Trust,
7,033	Series 2004-A, Class A, FRN, 5.54%, 04/15/30	7,037
3,652	Series 2005-E, Class 2A, FRN, 5.54%, 11/15/35	3,651
15,680	Series 2005-M, Class A1, FRN, 5.56%, 02/15/36	15,674
7,000	Series 2006-A, Class M2, FRN, 5.74%, 04/15/32	7,000
2,651	Credit-Based Asset Servicing and Securitization, Series 2004-CB2, Class M1, FRN, 5.84%, 07/25/33	2,658
5,000	Crown CLO, Series 2002-1A, Class C, FRN, 7.36%, 01/22/13 (e)	5,013
	First Franklin Mortgage Loan Asset-Backed Certificates,
698	Series 2002-FF1, Class M1, FRN, 6.37%, 04/25/32	698
2,611	Series 2002-FF4, Class M1, FRN, 6.90%, 02/25/33	2,613
3,361	Series 2003-FFH1, Class M2, FRN, 7.07%, 09/25/33	3,365
3,800	Series 2004-FF8, Class M4, FRN, 6.39%, 10/25/34	3,818
	Fleet Commercial Loan Master LLC,
4,500	Series 2002-1A, Class A2, FRN, 5.71%, 11/16/09 (e)	4,501
5,000	Series 2003-1A, Class A2, FRN, 5.71%, 11/16/10 (e)	5,003
5,000	Fremont Home Loan Trust, Series 2005-C, Class M2, FRN, 5.81%, 07/25/35	5,029
8,000	GMAC Mortgage Corp. Loan Trust, Series 2002-HE, Class A3, FRN, 5.60%, 09/25/32	8,005
1,943	Greenpoint Mortgage Funding Trust, Series 2005-HE3, Class A, FRN, 5.50%, 09/15/30	1,943
19,053	GSAMP Trust, Series 2006-S6, Class A3, FRN, 5.55%, 10/25/36	19,035
6,102	GSR Mortgage Loan Trust, Series 2005-HEL1, Class M3, FRN, 6.09%, 11/25/30	6,089
944	Irwin Home Equity Corp., Series 2004-1, Class 1A1, FRN, 5.64%, 12/25/24	945
400	Lehman Home Equity Loan Trust, Series 1998-1, Class A1, 7.00%, 05/25/28	398
	Long Beach Mortgage Loan Trust,
2,750	Series 2004-6, Class C2, FRN, 6.47%, 11/25/34	2,763
5,000	Series 2006-6, Class M2, FRN, 5.62%, 07/25/36	4,984
5,000	MBNA Credit Card Master Note Trust, Series 2003-C2, Class C2, FRN, 6.92%, 06/15/10	5,046
	Morgan Stanley ABS Capital I,
5,219	Series 2003-NC6, Class M1, FRN, 6.12%, 06/25/33	5,223
7,500	Series 2005-WMC4, Class M5, FRN, 5.97%, 04/25/35	7,508
663	New Century Home Equity Loan Trust, Series 2003-5, Class AII, FRN, 5.72%, 11/25/33	665
7,000	Nomura Home Equity Loan, Inc., Series 2005-FM1, Class 2A3, FRN, 5.70%, 05/25/35	7,009
4,189	Option One Mortgage Loan Trust, Series 2002-4, Class M1, FRN, 6.22%, 07/25/32	4,191
	Residential Asset Mortgage Products, Inc.,
1,474	Series 2003-RS2, Class AII, FRN, 5.66%, 03/25/33	1,475
5,686	Series 2004-RS1, Class MII1, FRN, 6.00%, 01/25/34	5,695
	Residential Asset Securities Corp.,
1,789	Series 2003-KS4, Class MI2, SUB, 5.01%, 06/25/33	1,722
5,158	Series 2005-EMX4, Class A2, FRN, 5.58%, 11/25/35	5,160
	Residential Funding Mortgage Securities II, Inc.,
3,438	Series 2001-HI2, Class AI7, SUB, 6.94%, 04/25/26	3,425
2,906	Series 2001-HI4, Class A7, SUB, 6.74%, 10/25/26	2,895

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

970	Series 2003-HS1, Class AII, FRN, 5.61%, 12/25/32	970
234	Structured Asset Investment Loan Trust, Series 2003-BC2, Class A3, FRN, 6.02%, 04/25/33	234
349	Structured Asset Securities Corp., Series 2002-HF1, Class A, FRN, 5.61%, 01/25/33	349
1,062	Wachovia Asset Securitization, Inc., Series 2002-HE1, Class A, FRN, 5.69%, 09/27/32	1,064

	Total Asset-Backed Securities (Cost $264,733)	264,777

	Collateralized Mortgage Obligations — 59.8%
	Agency CMO — 31.9%
	Federal Home Loan Mortgage Corp.,
95	Series 1071, Class F, FRN, 6.33%, 04/15/21	95
99	Series 1343, Class LA, 8.00%, 08/15/22	105
97	Series 1370, Class JA, FRN, 6.53%, 09/15/22	97
88	Series 1379, Class W, FRN, 4.53%, 10/15/22	87
47	Series 1449, Class HA, 7.50%, 12/15/07	47
15	Series 1508, Class KA, FRN, 4.90%, 05/15/23	15
86	Series 1575, Class F, FRN, 6.38%, 08/15/08	86
38	Series 1600, Class FB, FRN, 3.99%, 10/15/08	37
288	Series 1604, Class MB, IF, 6.66%, 11/15/08	286
107	Series 1607, Class SA, IF, 9.50%, 10/15/13	115
741	Series 1625, Class SC, IF, 6.84%, 12/15/08	733
3,557	Series 1650, Class K, 6.50%, 01/15/24	3,642
1,393	Series 1689, Class M, PO, 03/15/24	1,161
586	Series 1771, Class PK, 8.00%, 02/15/25	597
1,098	Series 1974, Class ZA, 7.00%, 07/15/27	1,113
192	Series 1981, Class Z, 6.00%, 05/15/27	194
30	Series 2006, Class I, IO, 8.00%, 10/15/12	3
795	Series 2033, Class PR, PO, 03/15/24	641
884	Series 2057, Class PE, 6.75%, 05/15/28	896
7,350	Series 2162, Class TH, 6.00%, 06/15/29	7,397
146	Series 2261, Class ZY, 7.50%, 10/15/30	148
96	Series 2289, Class NA, VAR, 11.96%, 05/15/20	105
447	Series 2338, Class FN, FRN, 5.82%, 08/15/28	448
751	Series 2345, Class PQ, 6.50%, 08/15/16	764
245	Series 2366, Class VG, 6.00%, 06/15/11	245
793	Series 2416, Class SA, IF, 5.35%, 02/15/32	776
497	Series 2416, Class SH, IF, 5.36%, 02/17/32	491
229	Series 2477, Class FZ, FRN, 5.87%, 06/15/31	232
1,413	Series 2485, Class CB, 4.00%, 08/15/07	1,409
870	Series 2517, Class FE, FRN, 5.82%, 10/15/09	873
21,781	Series 2594, Class OF, FRN, 5.77%, 06/15/32 (m)	21,748
13,800	Series 2628, Class IP, IO, 4.50%, 10/15/16	1,262
11,211	Series 2649, Class FK, FRN, 5.87%, 07/15/33	11,258
5,000	Series 2661, Class FG, FRN, 5.77%, 03/15/17	5,040
5,658	Series 2666, Class OI, IO, 5.50%, 12/15/18	382
17,746	Series 2750, Class FG, FRN, 5.72%, 02/15/34	17,888
2,370	Series 2773, Class TB, 4.00%, 04/15/19	2,103
34,516	Series 2916, Class FG, FRN, 5.52%, 01/15/35	34,471
4,365	Series 2927, Class GA, 5.50%, 10/15/34	4,358
5,000	Series 2929, Class PC, 5.00%, 01/15/28	4,915
6,000	Series 2941, Class BY, 5.00%, 12/15/34	5,685
4,318	Series 3085, Class VS, IF, 7.44%, 12/15/35	4,494
5,000	Series 3114, Class KB, 5.00%, 09/15/27	4,884
9,905	Series 3300, Class FA, FRN, 5.62%, 08/15/35	9,917
10,000	Series 3319, Class FP, FRN, 5.72%, 10/15/36	10,038
45,088	Series R008, Class FK, FRN, 5.72%, 07/15/23	45,274
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
248	Series T-51, Class 1A-PO, PO, 09/25/42	206
4,231	Series T-51, Class 1A, VAR, 6.50%, 09/25/43	4,283
1,726	Series T-54, Class 2A, 6.50%, 02/25/43	1,750
3,789	Series T-54, Class 4A, FRN, 6.20%, 02/25/43	3,816
3,132	Federal Home Loan Mortgage Corp.- Government National Mortgage Association, Series 1, Class S, IF, IO, 3.59%, 10/25/22	300
	Federal National Mortgage Association,
8,348	Series 343, Class 23, IO, 4.00%, 10/01/18	1,162
13,107	Series 343, Class 27, IO, 4.50%, 01/01/19	2,070
121	Series 1988-15, Class B, FRN, 5.89%, 06/25/18	122
9	Series 1989-77, Class J, 8.75%, 11/25/19	10
3	Series 1989-89, Class H, 9.00%, 11/25/19	3
287	Series 1990-64, Class Z, 10.00%, 06/25/20	317
715	Series 1990-145, Class A, FRN, 6.00%, 12/25/20 (m)	714
348	Series 1991-142, Class PL, 8.00%, 10/25/21	365
460	Series 1991-156, Class F, FRN, 6.64%, 11/25/21	468
1	Series 1992-91, Class SQ, HB, IF, 4,166.40%, 05/25/22	140
1,011	Series 1992-112, Class GB, 7.00%, 07/25/22	1,043
14	Series 1992-154, Class SA, IF, IO, 5.40%, 08/25/22	2
124	Series 1992-179, Class FB, FRN, 6.84%, 10/25/07	125
21	Series 1992-187, Class FA, FRN, 5.10%, 10/25/07	20
40	Series 1992-190, Class F, FRN, 6.61%, 11/25/07	40
390	Series 1992-200, Class FK, FRN, 5.60%, 11/25/22	391
445	Series 1993-27, Class S, IF, 1.73%, 02/25/23	390
13	Series 1993-93, Class FC, FRN, 5.15%, 05/25/08	13
842	Series 1993-110, Class H, 6.50%, 05/25/23	860
108	Series 1993-119, Class H, 6.50%, 07/25/23	110
841	Series 1993-146, Class E, PO, 05/25/23	704
380	Series 1993-165, Class FH, FRN, 6.49%, 09/25/23	391
1,880	Series 1993-179, Class FM, FRN, 5.55%, 10/25/23	1,884
211	Series 1993-186, Class F, FRN, 5.10%, 09/25/08	210
53	Series 1993-197, Class SC, IF, 8.30%, 10/25/08	53
862	Series 1994-30, Class JA, 5.00%, 07/25/23	858
1,405	Series 1994-62, Class PH, 6.90%, 11/25/23	1,413
9	Series 1994-89, Class FA, FRN, 5.79%, 03/25/09	9
1,598	Series 1997-46, Class PT, 7.00%, 07/18/12	1,623
219	Series 1997-74, Class E, 7.50%, 10/20/27	229
4,065	Series 2001-9, Class F, FRN, 5.57%, 02/17/31	4,085
1,516	Series 2001-33, Class ID, IO, 6.00%, 07/25/31	361
1,115	Series 2002-18, Class PC, 5.50%, 04/25/17	1,112
3,818	Series 2002-27, Class FW, FRN, 5.82%, 05/25/09	3,828
7,357	Series 2002-77, Class FY, FRN, 5.72%, 12/25/17	7,415
750	Series 2002-79, Class PO, PO, 04/25/09	707
4,277	Series 2002-92, Class FB, FRN, 5.97%, 04/25/30	4,322

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

11,827	Series 2003-17, Class FN, FRN, 5.62%, 03/25/18	11,883
6,002	Series 2003-19, Class VA, 5.50%, 09/25/10	5,989
523	Series 2003-21, Class FK, FRN, 5.72%, 03/25/33	528
1,294	Series 2003-27, Class DJ, 4.00%, 04/25/17	1,248
17,135	Series 2003-34, Class BS, IF, IO, 2.33%, 05/25/22	1,110
5,000	Series 2003-35, Class MD, 5.00%, 11/25/16	4,914
4,392	Series 2003-60, Class SA, IF, IO, 2.33%, 07/25/21	235
8,325	Series 2003-60, Class SB, IF, IO, 2.33%, 07/25/21	446
8,750	Series 2003-70, Class BE, 3.50%, 12/25/25	8,419
2,463	Series 2003-72, Class JF, FRN, 5.72%, 08/25/33	2,470
13,989	Series 2003-87, Class HF, FRN, 5.72%, 03/25/16 (m)	14,020
6,127	Series 2004-17, Class BF, FRN, 5.67%, 01/25/34	6,149
3,052	Series 2004-32, Class AB, 4.00%, 10/25/17	2,924
8,385	Series 2004-33, Class FW, FRN, 5.72%, 08/25/25	8,419
8,999	Series 2004-54, Class FL, FRN, 5.72%, 07/25/34	8,983
3,000	Series 2005-29, Class AE, 4.50%, 03/25/35	2,673
68,913	Series 2006-50, Class CF, FRN, 5.72%, 06/25/36	69,161
47,148	Series 2006-51, Class FP, FRN, 5.67%, 03/25/36 (m)	47,381
314	Series G92-44, Class ZQ, 8.00%, 07/25/22	331
4,383	Series G94-9, Class PJ, 6.50%, 08/17/24	4,502
	Federal National Mortgage Association Grantor Trust,
2,910	Series 2004-T1, Class 1A2, 6.50%, 01/25/44	2,955
2,021	Series FN2001-T8, Class A1, 7.50%, 07/25/41	2,081
4,633	Series FN2002-T6, Class A4, FRN, 6.21%, 03/25/41	4,673
	Federal National Mortgage Association Whole Loan,
1,043	Series 2003-W1, Class 2A, 7.50%, 12/25/42	1,079
7,097	Series 2003-W4, Class 5A, FRN, 6.45%, 10/25/42	7,249
6,311	Series 2003-W15, Class 3A, FRN, 6.09%, 12/25/42	6,435
2,179	Series 2004-W2, Class 1A3F, FRN, 5.67%, 02/25/44	2,179
3,470	Series 2004-W2, Class 4A, FRN, 6.32%, 02/25/44	3,520
5,061	Series 2005-W1, Class 1A2, 6.50%, 10/25/44	5,115
	Government National Mortgage Association,
2,566	Series 1999-27, Class ZA, 7.50%, 04/17/29	2,667
76	Series 2000-35, Class F, FRN, 5.87%, 12/16/25	77
1,738	Series 2002-31, Class FC, FRN, 5.57%, 09/26/21	1,744
9,528	Series 2003-21, Class PI, IO, 5.50%, 06/20/32	1,553
55,963	Series 2003-59, Class XA, IO, VAR, 0.92%, 06/16/34	4,839
5,665	Series 2003-105, Class A, 4.50%, 11/16/27	5,551
4,488	Series 2004-11, Class PC, 3.00%, 02/20/34	4,336

		512,317

	Non-Agency CMO — 27.9%
8,711	Banc of America Funding Corp., Series 2005-E, Class 5A1, VAR, 4.97%, 05/20/35	8,520
	Banc of America Mortgage Securities, Inc.,
237	Series 2003-5, Class 2A8, FRN, 5.77%, 07/25/18	239
8,354	Series 2005-A, Class 3A1, FRN, 5.03%, 02/25/35	8,182
5,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A5, VAR, 3.52%, 06/25/34	4,882
2,216	Bear Stearns Asset Backed Securities, Inc., Series 2004-AC6, Class M1, FRN, 5.99%, 11/25/34	2,221
4,000	Bear Stearns Mortgage Funding Trust, Series 2006-SL3, Class M1, FRN, 5.66%, 10/25/36	3,995
	BHN II Mortgage Trust,
24	Series 1997-2, Class A2, 7.54%, 05/31/17 (d) (i)	-(h	)
224	Zero Coupon, 03/25/11 (d) (i)	2
6,073	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	6,023
3,082	Chase Mortgage Finance Corp., Series 2003-S7, Class A4, FRN, 5.72%, 08/25/18	3,084
371	Citicorp Mortgage Securities, Inc., Series 1988-17, Class A1, VAR, 6.87%, 11/25/18	370
98	Collateralized Mortgage Obligation Trust, Series 50, Class B, PO, 10/01/18	84
4,961	Countrywide Alternative Loan Trust, Series 2004-33, Class 3A3, VAR, 4.74%, 12/25/34	4,857
	Countrywide Home Loan Mortgage Pass-Through Trust,
4,438	Series 2003-21, Class A1, FRN, 4.08%, 05/25/33	4,401
10,000	Series 2003-49, Class A4, FRN, 4.28%, 12/19/33	9,776
2,156	Series 2004-HYB8, Class 1A1, FRN, 5.67%, 01/20/35	2,159
2,038	Series 2005-1, Class 1A2, FRN, 5.67%, 03/25/35	2,043
6,781	Series 2005-1, Class 2A1, FRN, 5.61%, 03/25/35	6,797
	Credit Suisse First Boston Mortgage Securities Corp.,
171	Series 2002-AR2, Class 1B2, VAR, 7.34%, 02/25/32	172
9,239	Series 2003-AR24, Class 2A4, VAR, 4.01%, 10/25/33	9,058
2,349	Series 2004-5, Class 1A8, 6.00%, 09/25/34	2,348
3,075	Series 2005-4, Class 3A16, 5.50%, 06/25/35	3,067
	First Horizon Alternative Mortgage Securities,
1,818	Series 2005-AA7, Class 1A2, FRN, 5.36%, 09/25/35	1,799
5,318	Series 2005-FA10, Class 2A1, 5.25%, 12/25/20	5,274
4,639	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, FRN, 4.92%, 02/25/35	4,596
	First Republic Mortgage Loan Trust,
489	Series 2000-FRB1, Class B1, FRN, 5.82%, 06/25/30	489
1,717	Series 2000-FRB2, Class A1, FRN, 5.57%, 10/15/30	1,718
9,857	GSAA Home Equity Trust, Series 2004-CW1, Class 1A1, 5.50%, 04/25/34	9,562
	GSR Mortgage Loan Trust,
2,860	Series 2003-3F, Class 3A2, FRN, 5.72%, 04/25/33	2,862
11,239	Series 2004-10F, Class 7A1, 5.50%, 09/25/34	11,021
	Impac CMB Trust,
220	Series 2003-3, Class M1, FRN, 6.17%, 03/25/33	220
950	Series 2003-12, Class M1, FRN, 6.30%, 12/25/33	950
655	Series 2004-1, Class A1, FRN, 5.98%, 03/25/34	654
234	Series 2004-1, Class A2, FRN, 6.22%, 03/25/34	233
6,870	Series 2004-3, Class 3A, FRN, 5.64%, 03/25/34	6,874
977	Series 2004-3, Class M2, FRN, 6.10%, 06/25/34	977
2,142	Series 2004-6, Class 1A2, FRN, 5.71%, 10/25/34	2,143
7,270	Series 2005-5, Class A1, FRN, 5.64%, 08/25/35	7,280
9,424	Indymac INDA Mortgage Loan Trust, Series 2007-AR1, Class 1A1, VAR, 5.77%, 03/25/37	9,407
9,692	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, FRN, 5.62%, 06/25/37	9,692
1,944	JPMorgan Mortgage Trust, Series 2003-A1, Class 1A1, FRN, 4.34%, 10/25/33	1,897

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	MASTR Adjustable Rate Mortgages Trust,
14,044	Series 2003-5, Class 5A1, VAR, 4.18%, 10/25/33	13,678
151	Series 2004-2, Class 3A1, FRN, 5.71%, 03/25/34	152
1,847	Series 2004-7, Class 6A1, FRN, 5.76%, 08/25/34	1,857
5,199	Series 2004-13, Class 2A1, FRN, 3.82%, 04/21/34	5,106
4,500	Series 2004-13, Class 3A7B, FRN, 3.24%, 12/21/34	4,342
	MASTR Asset Securitization Trust,
12,102	Series 2003-12, Class 2A1, 4.50%, 12/25/13	11,836
3,522	Series 2004-6, Class 4A1, 5.00%, 07/25/19	3,406
2,457	MASTR Seasoned Securities Trust, Series 2003-1, Class 3A2, FRN, 5.72%, 02/25/33	2,457
	Mellon Residential Funding Corp.,
3,445	Series 2001-TBC1, Class B1, FRN, 6.20%, 11/15/31	3,480
686	Series 2002-TBC1, Class B1, FRN, 6.32%, 09/15/30	691
343	Series 2002-TBC1, Class B2, FRN, 6.72%, 09/15/30	347
1,968	Series 2002-TBC2, Class B1, FRN, 6.17%, 08/15/32	1,981
700	Merrill Lynch Trust, Series 47, Class Z, 8.99%, 10/20/20	740
	MLCC Mortgage Investors, Inc.,
3,877	Series 2004-1, Class 2A3, VAR, 4.73%, 12/25/34	3,840
5,899	Series 2004-D, Class A1, FRN, 5.65%, 08/25/34	5,903
	Morgan Stanley Dean Witter Capital I,
3,420	Series 2003-HYB1, Class A4, FRN, 4.20%, 03/25/33	3,425
2,529	Series 2003-HYB1, Class B1, FRN, 4.25%, 03/25/33	2,502
	Morgan Stanley Mortgage Loan Trust,
2,458	Series 2004-5AR, Class 3A3, VAR, 4.38%, 07/25/34	2,414
6,500	Series 2004-5AR, Class 3A5, VAR, 4.38%, 07/25/34	6,390
5,495	Series 2004-11AR, Class 1A2A, FRN, 5.63%, 01/25/35	5,512
	Nomura Asset Acceptance Corp.,
1,406	Series 2003-A3, Class A1, SUB, 5.00%, 08/25/33	1,363
419	Series 2004-AR1, Class 5A1, FRN, 5.70%, 08/25/34	419
7,373	Series 2004-R1, Class A1, 6.50%, 03/25/34 (e)	7,477
5,080	Series 2004-R3, Class AF, FRN, 5.77%, 02/25/35 (e)	5,088
913	Series 2005-AR1, Class 2A1, FRN, 5.60%, 03/25/35	914
3,953	Prime Mortgage Trust, Series 2005-3, Class A1, 4.75%, 09/25/20	3,859
	Residential Accredit Loans, Inc.,
5,274	Series 2004-QS3, Class CB, 5.00%, 03/25/19	5,103
2,912	Series 2004-QS6, Class A1, 5.00%, 05/25/19	2,866
	Residential Funding Mortgage Securities I,
3,137	Series 2002-S17, Class A1, 5.00%, 11/25/17	3,050
4,500	Series 2005-SA2, Class 2A2, VAR, 4.95%, 06/25/35	4,423
8,447	Series 2006-SA4, Class 2A1, VAR, 6.14%, 11/25/36	8,521
20	Salomon Brothers Mortgage Securities VII, Inc., Series 2000-UP1, Class A2, 8.00%, 08/25/27	20
70	Securitized Asset Sales, Inc., Series 1993-7, Class TA3, 6.25%, 12/25/23	70
	Sequoia Mortgage Trust,
584	Series 11, Class A, FRN, 5.77%, 12/20/32	585
1,089	Series 2003-3, Class A2, FRN, 5.72%, 07/20/33	1,089
	Structured Asset Mortgage Investments, Inc.,
3,693	Series 2002-AR2, Class A3, FRN, 5.82%, 07/19/32	3,699
745	Series 2004-AR1, Class 1A1, FRN, 5.67%, 03/19/34	744
	Structured Asset Securities Corp.,
4,939	Series 2003-8, Class 2A9, FRN, 5.82%, 04/25/33	4,959
4,482	Series 2003-40A, Class 4A, VAR, 5.38%, 01/25/34	4,481
8,433	Thornburg Mortgage Securities Trust, Series 2004-2, Class A4, FRN, 5.66%, 06/25/44	8,439
	Washington Mutual MSC Pass-Through Certificates,
2,639	Series 2002-MS2, Class 2A1, 6.00%, 05/25/32	2,629
	Washington Mutual, Inc., Pass-Through Certificates,
2,535	Series 2002-AR15, Class A5, VAR, 4.38%, 12/25/32	2,518
3,397	Series 2003-AR3, Class A5, VAR, 3.93%, 04/25/33	3,363
4,292	Series 2003-S12, Class 2A, 4.75%, 11/25/18	4,113
11,947	Series 2004-AR3, Class A1, VAR, 3.92%, 06/25/34	11,716
5,337	Series 2004-AR11, Class A, VAR, 4.55%, 10/25/34	5,260
9,405	Series 2004-AR14, Class A1, VAR, 4.26%, 01/25/35	9,158
8,130	Series 2006-AR12, Class 1A4, VAR, 6.08%, 10/25/36	8,178
	Wells Fargo Mortgage Backed Securities Trust,
18,702	Series 2003-19, Class A2, 5.00%, 01/25/19	18,417
4,213	Series 2003-F, Class A1, FRN, 4.89%, 06/25/33	4,114
8,210	Series 2003-K, Class 1A2, FRN, 4.49%, 11/25/33	7,847
28,900	Series 2003-K, Class 2A2, FRN, 4.52%, 11/25/33	28,423
5,492	Series 2004-2, Class A1, 5.00%, 01/25/19	5,311
7,323	Series 2004-7, Class 2A2, 5.00%, 07/25/19	7,109
2,426	Series 2004-8, Class A1, 5.00%, 08/25/19	2,369
1,200	Series 2004-BB, Class A4, FRN, 4.56%, 01/25/35	1,182
6,742	Series 2004-EE, Class 3A1, FRN, 3.99%, 12/25/34	6,633
3,168	Series 2004-H, Class A2, FRN, 4.52%, 06/25/34	3,065
10,000	Series 2004-S, Class A4, FRN, 3.54%, 09/25/34	9,817

		448,378

	Total Collateralized Mortgage Obligations (Cost $969,389)	960,695

	Commercial Mortgage-Backed Securities — 2.6%
2,500	Banc of America Large Loan, Series 2004-BBA4, Class D, FRN, 5.70%, 06/15/18 (e)	2,500
	Bayview Commercial Asset Trust,
9,527	Series 2004-1, Class A, FRN, 5.68%, 04/25/34 (e)	9,540
2,518	Series 2004-3, Class A2, FRN, 5.74%, 01/25/35 (e)	2,520
8,108	Series 2005-2A, Class A2, FRN, 5.67%, 08/25/35 (e)	8,130
1,622	Series 2005-2A, Class M1, FRN, 5.75%, 08/25/35 (e)	1,620
3,000	Series 2007-2A, Class A2, FRN, 5.64%, 07/25/37 (e)	3,000
1,500	Series 2007-2A, Class M4, FRN, 5.97%, 07/25/37 (e)	1,500
2,146	Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class E, FRN, 5.76%, 09/15/19 (e)	2,149
3,615	CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A2, 6.25%, 12/18/35	3,619
1,024	FFCA Secured Lending Corp., Series 1999-1A, Class B2, FRN, 6.32%, 09/18/25 (e)	992
5,000	Morgan Stanley Capital I, Series 2003-T11, Class A2, 4.34%, 06/13/41	4,907

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)		Security Description	Value ($)

276		Nationslink Funding Corp., Series 1999-SL, Class A1V, FRN, 5.67%, 11/10/30	276

		Total Commercial Mortgage-Backed Securities (Cost $40,896)	40,753

		Corporate Bonds — 1.1%
		Airlines — 0.2%
3,246		American Airlines, Inc., FRN, 5.97%, 03/23/09	3,251

		Capital Markets — 0.6%
6,355		Lehman Brothers Holdings, Inc., Series 1, FRN, 4.22%, 02/17/15	5,648
5,000		Merrill Lynch & Co., Inc., VAR, 3.62%, 10/01/14	4,299

			9,947

		Commercial Banks — 0.3%
4,000		Popular North America, Inc., 4.25%, 04/01/08	3,948

		Consumer Finance — 0.0% (g)
350		SLM Corp., FRN, 4.54%, 01/31/14	297

		Electric Utilities — 0.0% (g)
400		Exelon Generation Co. LLC, 6.95%, 06/15/11	418

		Total Corporate Bonds (Cost $19,358)	17,861

		Mortgage Pass-Through Securities — 17.3%
		Federal Home Loan Mortgage Corp. Gold Pools,
5,389		5.00%, 09/01/12	5,333
4,817		5.50%, 09/01/12 - 10/01/12	4,811
4,963		5.50%, 02/01/37	4,846
1,060		6.00%, 08/01/14 - 04/01/17	1,073
426		6.00%, 11/01/08 (m)	429
4,768		6.50%, 09/01/10 - 10/01/16 (m)	4,868
904		6.50%, 04/01/32	927
387		7.00%, 04/01/09 - 08/01/11 (m)	391
2,028		7.00%, 09/01/29	2,129
114		7.50%, 08/01/09 - 09/01/10	114
20		7.50%, 05/01/28	21
312		8.00%, 12/01/09 - 09/01/16	321
142		8.00%, 06/01/17	150
143		8.50%, 07/01/28	153
75		9.00%, 02/01/25	81
		Federal Home Loan Mortgage Corp. Conventional Pools,
25		ARM, 5.47%, 12/01/21	25
9,842		ARM, 5.63%, 02/01/19 - 06/01/30	9,878
1,539		ARM, 5.64%, 07/01/30 - 02/01/35	1,550
8		ARM, 5.68%, 01/01/20	8
170		ARM, 5.75%, 08/01/18	172
60		ARM, 6.00%, 06/01/18	61
182		ARM, 6.11%, 01/01/21	183
133		ARM, 6.37%, 11/01/18	137
406		ARM, 6.39%, 01/01/30	411
161		ARM, 6.65%, 08/01/19	163
-(h	)	ARM, 6.91%, 02/01/19	-(h	)
427		ARM, 6.97%, 07/01/19	430
115		ARM, 7.05%, 06/01/22	115
314		ARM, 7.13%, 01/01/27	316
3,933		ARM, 7.14%, 04/01/32	3,956
2,188		ARM, 7.16%, 01/01/23	2,208
579		ARM, 7.17%, 08/01/27	584
162		ARM, 7.19%, 04/01/30	164
2,241		ARM, 7.21%, 12/01/27 - 07/01/30 (m)	2,258
519		ARM, 7.23%, 12/01/26	527
19		ARM, 7.25%, 06/01/26 (m)	19
378		ARM, 7.27%, 12/01/26	381
362		ARM, 7.28%, 07/01/28 - 11/01/28	364
46		ARM, 7.32%, 12/01/29	46
364		ARM, 7.34%, 02/01/23	366
178		ARM, 7.38%, 05/01/18	180
304		ARM, 7.39%, 04/01/24 - 10/01/29	306
1,399		ARM, 7.41%, 01/01/23 (m)	1,410
47		ARM, 7.60%, 06/01/25	48
		Federal National Mortgage Association Pools,
6,219		4.50%, 03/01/19	5,968
17,763		4.50%, 01/01/13 - 11/01/14	17,336
15,945		5.00%, 11/01/12 - 11/01/13	15,740
6,600		5.50%, 11/01/16 - 10/01/18	6,569
41,232		5.50%, 06/01/33 - 02/01/36 (m)	40,365
3,098		5.50%, 01/01/12 - 11/01/12	3,092
4,351		6.00%, 08/01/14 - 09/01/17	4,401
8,061		6.00%, 08/01/34 - 07/01/36 (m)	8,063
5,397		6.00%, 07/01/09 - 03/01/22 (m)	5,445
347		6.50%, 11/01/31 (m)	356
41		6.50%, 09/01/08	41
664		6.50%, 04/01/16 - 08/01/16	675
1,268		7.00%, 01/01/08 - 03/01/16 (m)	1,299
10,029		7.00%, 03/01/27 - 03/01/35	10,620
3,450		7.00%, 05/01/14 - 03/01/22 (m)	3,606
134		7.25%, 09/01/22	141
578		7.50%, 08/01/10 - 10/01/30	599
879		8.00%, 11/01/12 - 10/01/16	915
94		8.00%, 11/01/27	99
66		8.50%, 11/01/14	68
254		8.50%, 08/01/17 - 10/01/24	266
87		9.00%, 08/01/21 - 08/01/25	95
114		12.00%, 11/01/30	131
1,201		ARM, 4.05%, 09/01/19	1,203
7,259		ARM, 4.07%, 06/01/34	7,152
10,788		ARM, 4.26%, 04/01/33	10,794
198		ARM, 4.47%, 09/01/14	198
1,090		ARM, 5.00%, 02/01/34	1,079
76		ARM, 5.07%, 11/01/16	75
88		ARM, 5.08%, 10/01/16	88
297		ARM, 5.16%, 09/01/27	300

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

82	ARM, 5.24%, 05/01/20	83
433	ARM, 5.50%, 06/01/15 - 01/01/29	434
1,853	ARM, 5.55%, 07/01/17 - 08/01/41	1,865
1,147	ARM, 5.58%, 01/01/16 - 01/01/38	1,153
80	ARM, 5.59%, 06/01/20	80
78	ARM, 5.60%, 06/01/29	79
44	ARM, 5.62%, 04/01/19	45
1,204	ARM, 5.63%, 09/01/17 - 08/01/30	1,211
9,759	ARM, 5.66%, 05/01/36	9,808
17	ARM, 5.68%, 07/01/27	18
2,867	ARM, 5.69%, 08/01/15 (m)	2,866
2	ARM, 5.75%, 01/01/21	2
753	ARM, 5.79%, 03/01/15	745
2,548	ARM, 5.93%, 05/01/35	2,575
34	ARM, 6.00%, 12/01/18	34
199	ARM, 6.08%, 08/01/19	201
475	ARM, 6.10%, 11/01/29 - 05/01/31	476
190	ARM, 6.17%, 10/01/14	191
523	ARM, 6.24%, 08/01/19	527
26	ARM, 6.25%, 03/01/17	26
215	ARM, 6.39%, 11/01/30	219
412	ARM, 6.41%, 12/01/28	413
43	ARM, 6.69%, 06/01/18	43
233	ARM, 6.75%, 01/01/20	233
226	ARM, 6.77%, 12/01/20	227
707	ARM, 6.78%, 07/01/20 - 04/01/21 (m)	709
326	ARM, 6.79%, 07/01/27	327
983	ARM, 6.80%, 11/01/18	985
32	ARM, 6.82%, 04/01/24	32
172	ARM, 6.92%, 05/01/18	178
3,962	ARM, 7.05%, 05/01/33	4,016
116	ARM, 7.08%, 07/01/30	117
325	ARM, 7.14%, 01/01/31 (m)	328
61	ARM, 7.16%, 05/01/29 - 07/01/30	63
221	ARM, 7.19%, 06/01/26	224
31	ARM, 7.20%, 05/01/09	31
19	ARM, 7.21%, 02/01/31	19
117	ARM, 7.22%, 11/01/23	118
152	ARM, 7.23%, 07/01/25 - 11/01/28	152
129	ARM, 7.25%, 03/01/38	131
1,442	ARM, 7.26%, 09/01/33	1,458
55	ARM, 7.28%, 11/01/21	55
17	ARM, 7.30%, 06/01/09	17
1,057	ARM, 7.31%, 08/01/26	1,069
2,140	ARM, 7.36%, 01/01/25	2,173
42	ARM, 7.47%, 12/01/26	43
330	ARM, 7.52%, 03/01/29	335
60	ARM, 7.78%, 05/01/30	61
	Government National Mortgage Association Pools,
223	7.00%, 06/15/24	233
261	7.25%, 08/20/22 - 03/20/23	270
311	7.40%, 10/20/21 - 03/20/22	322
48	7.50%, 10/20/23	50
139	7.85%, 12/20/20 - 12/20/21	146
273	8.00%, 07/20/25 - 10/15/27	288
85	9.00%, 11/15/24	91
696	9.50%, 07/15/25	757
8,265	ARM, 5.37%, 05/20/16 - 05/20/29	8,328
3,037	ARM, 5.50%, 06/20/20 - 04/20/32	3,070
7,409	ARM, 5.75%, 07/20/17 - 01/20/32 (m)	7,481
254	ARM, 6.00%, 08/20/19 - 07/20/33	256
7,951	ARM, 6.12%, 10/20/17 - 12/20/29	8,032
1,126	ARM, 6.25%, 08/20/18 - 03/20/28	1,140
10,759	ARM, 6.38%, 07/20/15 - 03/20/28	10,890
1,126	ARM, 6.50%, 01/20/16 - 03/20/18	1,141

	Total Mortgage Pass-Through Securities (Cost $280,552)	277,382

	U.S. Government Agency Securities — 0.3%
5,500	Federal National Mortgage Association,
	FRN, 3.56%, 02/17/09
	(Cost $5,491)	5,304

	Total Long-Term Investments (Cost $1,580,419 )	1,566,772

Shares

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
42,291	JPMorgan Liquid Assets Money Market Fund (b) (Cost $42,291)	42,291

	Total Investments — 100.2% (Cost $1,622,710)	1,609,063
	Liabilities in Excess of Other Assets — (0.2)%	(2,536)

	NET ASSETS — 100.0%	$1,606,527

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except for number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 05/31/07	UNREALIZED APPRECIATION

	Short Futures Outstanding
(100)	5 Year U.S. Treasury Notes	September, 2007	$(10,444)	$54
(200)	10 Year U.S. Treasury Notes	September, 2007	(21,275)	141

				$195

JPMorgan Ultra Short Duration Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

ABBREVIATIONS:

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(d)	Defaulted Security.

(e)

All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

(g)	Amount rounds to less than 0.1%.

(h)	Amount rounds to less than one thousand.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, and when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ARM	Adjustable Rate Mortgage

CMO	Collateralized Mortgage Obligation

FRN	Floating Rate Note. The rate shown is the rate in effect as of May 31, 2007

HB

High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit (REMIC) trust and allocating them to the small principal of the HB class.

IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index.

IO

Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO

Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

SUB	Step-Up Bond. The rate shown is the rate in effect as of May 31, 2007

VAR	Variable. The interest rate shown is the rate in effect at May 31, 2007

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,346
Aggregate gross unrealized depreciation	(17,993)

Net unrealized appreciation/depreciation	$(13,647)

Federal income tax cost of investments	$1,622,710

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

	Long-Term Investments — 98.8%
	Municipal Bonds — 98.8%
	Arizona — 1.1%
1,000	Arizona State University, Board of Regents, COP, MBIA, 5.00%, 07/01/17	1,071

	California — 2.3%
2,000	State of California, GO, 5.00%, 09/01/16	2,129

	Illinois — 2.7%
2,420	Cook County School District No. 99-Cicero, Series C, GO, FSA, 5.00%, 12/01/15	2,588

	Kansas — 2.6%
3,225	Labette County, Single Family Mortgage, Rev., Zero Coupon, 12/01/14 (p)	2,373

	Minnesota — 1.1%
1,000	State of Minnesota, GO, 5.00%, 06/01/16	1,080

	Tennessee — 1.1%
1,000	Tennessee Energy Acquisition Corp., Series C, Rev., 5.00%, 02/01/17	1,058

	West Virginia — 87.9%
1,525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.40%, 08/15/10 (p)	1,683
555	City of Charleston, Building Commission, Center for Arts & Science Project, Rev., 5.30%, 06/01/09 (i)	572
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., FSA, 5.75%, 12/15/09	1,190
	City of Clarksburg, Capital Appreciation, Water Improvement,
1,020	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/08	972
1,000	Rev., FSA-CR RADIAN-IBCC, Zero Coupon, 09/01/11	844
	City of Fairmont, Waterworks,
790	Rev., MBIA, 5.30%, 07/06/07	807
925	Rev., MBIA, 5.50%, 07/06/07	945
1,430	City of Parkersburg, Waterworks & Sewer System, Series A, Rev., FGIC, 5.00%, 08/01/15	1,512
1,000	City of Wheeling, Waterworks & Sewer System, Rev., FGIC, 5.40%, 07/06/07	1,001
1,525	Harrison County, County Commission, Series A, SO, 6.25%, 05/15/10 (p)	1,609
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.38%, 06/01/10 (p)	806
3,260	Kanawha, Mercer and Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,210
5,550	Kanawha-Putnam County, Single Family Mortgage, Series A, Rev., Zero Coupon, 12/01/16 (p)	3,716
1,065	Marion County, Single Family Mortgage, Rev., FGIC PRIV MTGS, 7.38%, 08/01/11 (p)	1,203
360	Marshall County, SO, 6.50%, 05/15/10 (p)	379
1,750	Pleasants County Industrial Development, City of Parkersburg, West Penn Power, Series C, Rev., AMBAC MBIA, 6.15%, 07/06/07	1,801
1,000	Pleasants County Industrial Development, Potomac Power, Series C, Rev., MBIA-IBC, 6.15%, 07/06/07	1,029
2,000	Raleigh, Fayette & Nicholas Counties, SO, 6.25%, 08/01/11 (p)	2,151
	State of West Virginia,
1,000	Series B, AMT, GO, FGIC, 5.80%, 07/06/07	1,021
1,000	Series B, AMT, GO, FGIC, 5.85%, 07/06/07	1,021
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/13	771
1,000	Series A, GO, FGIC, Zero Coupon, 11/01/14	738
2,000	State of West Virginia, Infrastructure, GO, FGIC, 5.00%, 11/01/14	2,137
	State of West Virginia, State Roads,
1,500	GO, 5.20%, 06/01/09 (p)	1,555
1,000	GO, 5.75%, 06/01/09 (p)	1,047
1,000	GO, 5.75%, 06/01/09 (p)	1,047
1,000	GO, FGIC, 5.00%, 06/01/15	1,055
970	GO, FGIC, 5.50%, 06/01/10 (p)	1,024
1,075	GO, FSA, 5.25%, 06/01/09 (p)	1,115
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., FSA, 5.00%, 09/01/14	532
1,000	Series A, Rev., FSA, 5.00%, 09/01/15	1,069
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., AMBAC, 5.63%, 06/01/09	1,053

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description (t)	Value ($)

1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., MBIA, 5.50%, 06/01/12	1,079
500	West Virginia EDA, Department of Environmental Protection, Rev., 4.00%, 11/01/09	503
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., MBIA, 5.00%, 04/01/12	1,573
1,050	Series B, Rev., FGIC, 5.00%, 04/01/14	1,103
	West Virginia School Building Authority, Capital Improvement,
2,825	Rev., AMBAC, 5.50%, 07/01/07(p)	2,885
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,150
2,000	Series A, Rev., FGIC, 5.00%, 07/01/17	2,139
3,500	Series B, Rev., FSA, 5.40%, 07/01/07 (p)	3,574
	West Virginia State Building Commission,
1,000	Series A, Rev., MBIA, 5.25%, 07/06/07	1,016
2,465	Series A, Rev., MBIA, 5.25%, 07/06/07	2,517
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., AMBAC, 5.25%, 07/01/12	2,111
	West Virginia State Higher Education, Interim Governing Board University, Marshall University,
1,440	Series A, Rev., FGIC, 5.25%, 05/01/11	1,509
1,600	Series A, Rev., FGIC, 5.25%, 05/01/11	1,671
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., FSA, 5.25%, 02/15/14	1,062
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.50%, 09/01/16 (p)	1,046
1,480	West Virginia State Hospital Finance Authority, United Hospital Center Inc. Project, Series A, Rev., AMBAC, 5.00%, 06/01/15	1,576
1,075	West Virginia State Infrastructure, Series B, AMT, GO, FGIC, 5.75%, 11/01/12	1,152
	West Virginia State Parkway Economic Development & Tourism Authority,
1,000	Rev., FGIC, 5.25%, 05/15/16	1,094
2,000	Rev., FGIC, 5.25%, 05/15/19	2,212
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	690
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	659
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	628
1,000	Series B, Rev., FGIC, 5.00%, 10/01/14	1,053
	West Virginia Water Development Authority,
1,200	Series A, Rev., AMBAC, 5.50%, 10/01/13 (p)	1,315
620	Series A, Rev., FSA, 5.35%, 10/01/10 (p)	649
770	Series A, Rev., FSA, 5.40%, 10/01/10 (p)	807
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., FGIC, 5.00%, 11/01/15	1,196
2,275	Series B, Rev., AMBAC, 5.00%, 11/01/12	2,400
1,000	Series B, Rev., AMBAC, 5.00%, 11/01/13	1,062
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., FSA, 5.00%, 11/01/15	1,509

		83,555

	Total Municipal Bonds (Cost $90,907)	93,854

Shares

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
389	JPMorgan Tax Free Money Market Fund (b) (m) (Cost $389)	389

	Total Investments — 99.2% (Cost $91,296)	94,243
	Other Assets in Excess of Liabilities — 0.8%	780

	NET ASSETS — 100.0%	$95,023

JPMorgan West Virginia Municipal Bond Fund

Schedule of Portfolio Investments
As of May 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Percentages indicated are based on net assets.

ABBREVIATIONS:
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date or final maturity date.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax Paper
COP	Certificates of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance
GO	General Obligation
IBC	Insured Bond Certificates
IBCC	Insured Bond Custodial Certificates
MBIA	Municipal Bond Insurance Association
PRIV MTGS	Private Mortgages
RADIAN	Radian Asset Assurance
Rev.	Revenue Bond
SO	Special Obligation

As of May 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	3,131
Aggregate gross unrealized depreciation	(184)

Net unrealized appreciation/depreciation	$2,947

Federal income tax cost of investments	$91,296

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George C. W. Gatch

George C. W. Gatch

President and Principal Executive Officer

July 30, 2007

By:	/s/ Stephanie J. Dorsey

Stephanie J. Dorsey

Treasurer and Principal Financial Officer

July 30, 2007